UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2008 – April 30, 2009

Item 1: Reports to Shareholders

Vanguard

Vanguard International Stock Index Funds Semiannual Report

April 30, 2009

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard Developed Markets Index Fund

Vanguard Institutional Developed Markets Index Fund

>	A broad-based rally in March and April helped many international markets recover most, if not all, of the ground lost earlier in the fiscal half-year.
>

For the six months ended April 30, returns for the conventional share classes of the Vanguard International Stock Index Funds ranged from a low of about –6% for the European Stock Index Fund to a high of about 16% for the Emerging Markets Stock Index Fund.

>	Sector performance varied widely across the developed and emerging markets, with materials and industrial companies generally demonstrating strength.

Contents

Your Fund’s Total Returns	1
President’s Letter	4
European Stock Index Fund	12
Pacific Stock Index Fund	36
Emerging Markets Stock Index Fund	59
Developed Markets Index Fund	87
Institutional Developed Markets Index Fund	95
About Your Fund’s Expenses	103
Trustees Approve Advisory Arrangements	106
Glossary	108

European Stock Index Fund

Pacific Stock Index Fund

Emerging Markets Stock Index Fund

Developed Markets Index Fund

Institutional Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard European Stock Index Fund
Investor Shares	VEURX	–5.84%
Admiral™ Shares[1]	VEUSX	–5.82
Signal® Shares[2]	VESSX	–5.81
Institutional Shares[3]	VESIX	–5.80
ETF Shares[4]	VGK
Market Price		–6.88
Net Asset Value		–5.84
MSCI Europe Index		–4.56
Average European Region Fund[5]		–3.56

Vanguard Pacific Stock Index Fund
Investor Shares	VPACX	–0.75%
Admiral Shares[1]	VPADX	–0.76
Signal Shares[2]	VPASX	–0.77
Institutional Shares[3]	VPKIX	–0.77
ETF Shares[4]	VPL
Market Price		–1.20
Net Asset Value		–0.77
MSCI Pacific Index		1.29
Average Japan/Pacific Region Fund[5]		–0.53

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

Your Fund’s Total Returns

Six Months Ended April 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	VEIEX	15.87%
Admiral Shares[1]	VEMAX	16.00
Signal Shares[2]	VERSX	15.98
Institutional Shares[3]	VEMIX	16.05
ETF Shares[4]	VWO
Market Price		16.96
Net Asset Value		15.97
MSCI Emerging Markets Index		17.38
Average Emerging Markets Fund[5]		11.37

Vanguard Developed Markets Index Fund	VDMIX	–4.12%
MSCI EAFE Index		–2.64
Average International Fund[5]		–2.20

Vanguard Institutional Developed Markets Index Fund	VIDMX	–4.07%
MSCI EAFE Index		–2.64
Average International Fund[5]		–2.20

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance

October 31, 2008–April 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
European Stock Index Fund
Investor Shares	$21.99	$19.22	$1.497	$0.000
Admiral Shares	51.71	45.11	3.616	0.000
Signal Shares	20.01	17.46	1.397	0.000
Institutional Shares	22.04	19.22	1.553	0.000
ETF Shares	41.37	36.08	2.901	0.000
Pacific Stock Index Fund
Investor Shares	$7.94	$7.74	$0.140	$0.000
Admiral Shares	52.04	50.63	1.007	0.000
Signal Shares	18.08	17.59	0.349	0.000
Institutional Shares	7.96	7.74	0.158	0.000
ETF Shares	42.10	40.95	0.823	0.000
Emerging Markets Stock Index Fund
Investor Shares	$15.66	$17.30	$0.700	$0.000
Admiral Shares	20.63	22.76	0.969	0.000
Signal Shares	19.85	21.89	0.938	0.000
Institutional Shares	15.71	17.32	0.754	0.000
ETF Shares	24.83	27.38	1.178	0.000
Developed Markets Index Fund	$ 7.79	$ 7.09	$0.398	$0.000
Institutional Developed Markets Index Fund	$ 7.74	$ 7.03	$0.414	$0.000

President’s Letter

Dear Shareholder,

A springtime rally helped international markets to recoup most, if not all, of the losses sustained earlier in the fiscal half-year and to reclaim the lead over U.S. equities. Still, global markets remained well below their late-2007 highs.

Emerging markets led the way, with a return of about 16% for the conventional (non-ETF) share classes of Vanguard Emerging Markets Stock Index Fund. Developed markets in Europe and the Pacific region lagged, with returns of about –6% for the conventional shares of Vanguard European Stock Index Fund and about –1% for Vanguard Pacific Stock Index Fund. Returns for the Developed Markets Index Fund and its institutional counterpart, which hold market-based weightings in the European and Pacific markets, reflected the proportional returns of those markets.

Because of temporary price differences arising from fair-value pricing policies (see page 6 for an explanation), the funds did not track their respective target indexes as closely as they typically do. Compared with the average return of their international fund peers, the Emerging Markets Stock Index Fund had a strong lead, while the other funds fell a bit behind.

Until now, both Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund have been structured as funds-of-funds, investing in Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. However, beginning in

June, as previously announced, both developed markets funds may begin to invest a portion of their portfolios directly in individual stocks—a transition that has been successfully accomplished for Vanguard Total International Stock Index Fund, which was formerly included in this report.

The ability to invest up to 100% of each fund’s assets directly in stocks gives Vanguard greater flexibility in managing the portfolios, without altering the funds’ objectives and risks. The developed markets funds will continue to seek to track the performance of the MSCI EAFE Index. Investing directly in stocks also has the potential to enhance the funds’ tax efficiency, and may allow investors to gain U.S. tax benefits from the pass-through of withholding taxes paid by the fund to foreign governments.

Volatile six months ends amid signs of hope

After a bumpy start, overseas markets rallied in March and April. The broad international market finished the half-year almost unchanged, with a positive return of about 1%. Despite gloomy international economic forecasts, investors began to believe that perhaps the worst of the bad news regarding the global financial crisis and economic slowdown was over. Investors were encouraged by foreign governments’ stimulus programs and by early signs of stabilization in the United

Market Barometer
			Total Returns
		Periods Ended April 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
MSCI All Country World Index ex USA (International)	1.31%	–42.32%	3.02%
Russell 1000 Index (Large-caps)	–7.39	–35.30	–2.32
Russell 2000 Index (Small-caps)	–8.40	–30.74	–1.45
Dow Jones U.S. Total Stock Market Index	–6.97	–34.37	–1.86

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	7.74%	3.84%	4.78%
Barclays Capital Municipal Bond Index	8.20	3.11	4.11
Citigroup 3-Month Treasury Bill Index	0.19	1.01	3.05

CPI
Consumer Price Index	–1.54%	–0.74%	2.55%

1 Annualized.

A note on fair-value pricing
An index fund’s return sometimes may appear to diverge from the return of its benchmark index a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-

specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

States. Also, the U.S. dollar weakened compared with the euro, giving a modest boost to European stock returns for U.S. investors. The dollar appreciated, however, compared with the British pound and, to a lesser extent, the Japanese yen.

Although final six-month results for U.S. markets were less impressive, they also showed significant improvement from the beginning of the period. Things began to turn around in March, as investors gained confidence and started taking on more risk. In April, the U.S. stock market recorded its biggest monthly gain since 1991. The broad U.S. stock market returned about –7% for the six months.

Despite some encouraging signs, continued job losses and persistent uncertainty about the health of the financial sector, both in the United States and overseas, suggested that the road ahead could be bumpy.

Investor confidence boosted weakest bonds

The period was an erratic time for the fixed income market as well. After Lehman Brothers collapsed in September, investors steered clear of corporate bonds and instead sought safety in U.S. Treasury bonds—considered the safest, most liquid securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

Expense Ratios
Your Fund Compared With Its Peer Group
	Fund	Peer-Group
	Expense	Expense
	Ratio[1]	Ratio
European Stock Index Fund
Investor Shares	0.29%	1.34%
Admiral Shares	0.18	1.34
Signal Shares	0.18	1.34
Institutional Shares	0.13	1.34
ETF Shares	0.18	1.34
Pacific Stock Index Fund
Investor Shares	0.29%	1.57%
Admiral Shares	0.18	1.57
Signal Shares	0.18	1.57
Institutional Shares	0.13	1.57
ETF Shares	0.18	1.57
Emerging Markets Stock Index Fund
Investor Shares	0.39%	1.73%
Admiral Shares	0.27	1.73
Signal Shares	0.27	1.73
Institutional Shares	0.20	1.73
ETF Shares	0.27	1.73
Developed Markets Index Fund	0.29%	1.44%
Institutional Developed Markets Index Fund	0.13%	1.44%

1 The fund expense ratios shown are from the prospectus dated February 27, 2009, for the European, Pacific, and Emerging Markets Stock Index Funds and June 8, 2009, for the Developed Markets and Institutional Developed Markets Index Funds, and represent estimated costs for the current fiscal year based on each fund’s current net assets. For the six months ended April 30, 2009, the European Stock Index Fund’s annualized expense ratios were 0.29% for Investor Shares, 0.17% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.17% for ETF Shares. The Pacific Stock Index Fund’s annualized expense ratios were 0.29% for Investor Shares, 0.18% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.18% for ETF Shares. The Emerging Markets Stock Index Fund’s annualized expense ratios were 0.38% for Investor Shares, 0.26% for Admiral Shares, 0.26% for Signal Shares, 0.20% for Institutional Shares, and 0.27% for ETF Shares. For the six months ended April 30, 2009, the annualized expense ratios for the Developed Markets and Institutional Developed Markets Index Funds were 0.29% and 0.13%, respectively, and represent a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds in which the funds invested during the six-month period. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

Later in the period, optimism from the stock market provided a boost to corporate bonds. High-yield—or “junk”—bonds posted record gains for the month of April. For the six months, both the Barclays Capital U.S. Aggregate Bond Index and the broad municipal bond market returned about 8%.

In December, the Federal Reserve Board responded to the credit crisis by lowering its target for short-term interest rates to a range of 0% to 0.25%, an all-time low. After a meeting in late April, policymakers announced that lower rates had led to modest improvements in the credit market but that, overall, conditions remained weak.

Emerging markets staged a strong comeback

After suffering some of the steepest declines during the prior fiscal year, emerging markets were the star performers in the first half of the new fiscal year—once again reminding investors of their significant volatility. Developing countries benefited from investors’ renewed appetite for risk. An agreement by developed nations to quadruple the resources of the International Monetary Fund, raising them to $1 trillion, also bolstered confidence in developing economies, which may have access to IMF funds to shore up their economies.

The Emerging Markets Stock Index Fund’s Investor Shares returned 15.87% for the six months. China, one of the largest developing-country holdings in the index and the fund, was a standout. Investors became more confident that the Chinese government’s massive stimulus program would help the world’s third-largest economy turn around, which would bode well for global recovery. Other sizable country holdings—including Brazil, South Africa, South Korea, and Taiwan—had returns that ranged from about 20% to about 25%.

The rising tide of investor sentiment for emerging markets lifted all ten industry sectors in the emerging markets index into positive territory. The materials and industrial sectors each returned about 25% on hopes that the economic downturn was bottoming out.

European and Pacific developed markets struggled

In contrast to the double-digit six-month gains posted by many emerging-market countries, developed markets struggled. The Investor Shares for the European Stock Index Fund returned –5.84%. Despite the spring rally, many European markets were unable to recoup early-period losses resulting from banks’ troubled assets and the deepening recession. The United Kingdom, France, and Germany—the region’s largest markets, together representing about three-fifths of the index, on average—sustained single-digit declines. Other countries, including Sweden and Spain, for example, gained ground.

The materials and industrial sectors in Europe notched gains, though not as robust as those in emerging markets. Most other sectors posted losses for the six months. Financials, the largest sector, was one of the weaker performers, as financial-center banks continued to deal with the global credit crisis. Utilities and health care also lagged.

The Investor Shares for the Pacific Stock Index Fund returned –0.75% for the six months. In Japan, which represented about three-quarters of the value of the index, a plunge in exports dealt another blow to the embattled economy. Still, Japanese stock prices proved remarkably resilient, sliding only modestly. Stocks in Australia, Hong Kong, and Singapore were able to post gains.

Half of the ten sectors in the Pacific region posted gains, including double-digit advances by materials and the small energy sector. As in Europe, the utilities and health care sectors were among the weakest performers.

The Developed Markets Index Fund returned –4.12% and the Institutional Developed Markets Index Fund returned –4.07%, reflecting their proportional investment in the European and Pacific Stock Index Funds.

Whether converging or decoupling, foreign stocks still have a role

After delivering superior returns for several years, international stocks were hit even harder than U.S. stocks by the most severe financial shock since the Great Depression. This led many investors to reconsider the merits of international investing and to retrench into U.S. assets. And it fueled the debate between those who believe world markets are “converging” (becoming more similar in performance through the stronger linkages of trade, finance, and banking) and those who believe markets are “decoupling.”

Indeed, research shows that when there is a bear market in U.S. stocks, other markets also tend to experience bear markets. Put differently, correlations among international equity markets tend to rise noticeably during global financial crises. However, the diversification benefits of international investing usually become more apparent once financial crises subside. That’s when the economic and financial performance of various countries can be expected to differ, reflecting the heterogeneous nature of national economies, capital-flow sensitivities, commodity-price exposures, and monetary and fiscal policies.

Because markets don’t move in lockstep, we believe it is appropriate to consider international stocks within a portfolio that is balanced and diversified across asset classes, consistent with your investment goals and risk tolerance. As it does in the United States, indexing offers a low-cost strategy to capture international equity-market returns, whether markets are rising or falling. Vanguard International Stock Index Funds offer a simple, convenient way to help you gain exposure to the potential long-term opportunities of investing abroad.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

May 14, 2009

Vanguard European ETF
Premium/Discount: March 4, 2005[1]–April 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	280	26.72%	101	9.63%
25–49.9	290	27.67	29	2.77
50–74.9	172	16.41	15	1.43
75–100.0	92	8.78	3	0.29
>100.0	62	5.92	4	0.38
Total	896	85.50%	152	14.50%

Vanguard Pacific ETF
Premium/Discount: March 4, 2005[1]–April 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	281	26.82%	143	13.65%
25–49.9	236	22.52	50	4.77
50–74.9	146	13.93	19	1.81
75–100.0	80	7.63	11	1.05
>100.0	69	6.58	13	1.24
Total	812	77.48%	236	22.52%

Vanguard Emerging Markets ETF
Premium/Discount: March 4, 2005[1]–April 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	180	17.18%	104	9.92%
25–49.9	211	20.13	58	5.53
50–74.9	182	17.37	31	2.96
75–100.0	113	10.78	25	2.39
>100.0	106	10.11	38	3.63
Total	792	75.57%	256	24.43%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

European Stock Index Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	510	488	1,813
Turnover Rate[3]	19%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.29%
Admiral Shares	0.18%
Signal Shares	0.18%
Institutional Shares	0.13%
ETF Shares	0.18%
Short-Term Reserves[5]	–0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.2%	8.2%	9.1%
Consumer Staples	11.6	11.6	8.3
Energy	12.0	12.1	11.5
Financials	22.3	22.2	24.0
Health Care	10.5	10.5	6.8
Industrials	9.9	9.9	10.4
Information Technology	3.3	3.3	6.7
Materials	7.9	8.0	10.5
Telecommunication
Services	7.4	7.3	7.0
Utilities	6.9	6.9	5.7

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.98	0.95
Beta	1.01	0.99

Ten Largest Holdings[7] (% of total net assets)

Royal Dutch Shell PLC	integrated oil
	and gas	2.9%
BP PLC	integrated oil
	and gas	2.7
Nestle SA (Registered)	packaged foods
	and meats	2.5
HSBC Holdings PLC	diversified banks	2.5
Total SA	integrated oil
	and gas	2.2
Vodafone Group PLC	wireless
	telecommunication
	services	2.0
Novartis AG (Registered)	pharmaceuticals	1.8
Roche Holdings AG	pharmaceuticals	1.8
Telefonica SA	integrated
	telecommunication
	services	1.6
GlaxoSmithKline PLC	pharmaceuticals	1.6
Top Ten		21.6%

1 MSCI Europe Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 The expense ratios shown are from the prospectus dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratios were 0.29% for Investor Shares, 0.17% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.17% for ETF Shares.

5 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7 The holdings listed exclude any temporary cash investments and equity index futures.

European Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
United Kingdom	31.5%	31.5%
France	16.3	16.3
Germany	12.8	12.7
Switzerland	11.8	11.8
Spain	6.6	6.6
Italy	5.5	5.5
Sweden	3.7	3.7
Netherlands	3.5	3.5
Finland	2.1	2.1
Belgium	1.4	1.4
Denmark	1.4	1.4
Norway	1.1	1.1
Other European Countries	2.3	2.4

1 MSCI Europe Index.

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
European Stock Index Fund
Investor Shares[2]	6/18/1990	–49.72%	–1.77%	–0.88%
Admiral Shares[2]	8/13/2001	–49.66	–1.67	0.35[3]
Signal Shares[2]	10/6/2006	–49.65	–19.73[3]	—
Institutional Shares[2]	5/15/2000	–49.65	–1.64	–2.19[3]
ETF Shares	3/4/2005
Market Price		–49.94	–7.31[3]	—
Net Asset Value		–49.65	–7.29[3]	—

1 Six months ended April 30, 2009.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Returns since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)[1]
Austria (0.5%)
	OMV AG	411,456	12,747
	Telekom Austria AG	861,508	11,332
	Erste Bank der
	Oesterreichischen
	Sparkassen AG	473,896	9,888
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	193,025	7,926
	Voestalpine AG	287,431	5,499
^	Raiffeisen International
	Bank-Holding AG	135,324	4,665
*	Vienna Insurance Group	92,691	3,614
	Strabag SE	129,312	2,991
	Wienerberger AG	208,463	2,453
			61,115
Belgium (1.4%)
	Anheuser-Busch InBev NV	1,796,611	54,998
	Delhaize Group	249,154	16,804
	Groupe Bruxelles
	Lambert SA	200,676	14,467
^	Fortis	5,562,341	13,673
	Solvay SA	148,592	12,737
	Belgacom SA	419,673	12,199
	Colruyt NV	41,200	9,365
^	KBC Bank &
	Verzekerings Holding	398,082	8,750
*	UCB SA	252,983	6,886
^	Dexia	1,329,903	6,450
	Umicore	312,143	6,118
	Compagnie Nationale
	a Portefeuille	98,947	4,769
	Mobistar SA	77,307	4,626
			171,842
Denmark (1.4%)
	Novo Nordisk A/S B Shares	1,116,351	53,117
*	Vestas Wind Systems A/S	462,010	29,990
^	AP Moller-Maersk A/S
	B Shares	2,741	15,922

			Market
			Value•
		Shares	($000)
*	Danske Bank A/S	1,132,473	12,421
	Carlsberg A/S B Shares	178,129	8,564
^	AP Moller-Maersk A/S
	A Shares	1,372	7,838
	Novozymes A/S	114,164	7,697
^	DSV A/S	479,036	5,410
*	Topdanmark A/S	39,228	4,637
^,*	FLS Industries A/S B Shares	133,265	4,262
	Coloplast A/S B Shares	58,526	3,995
	Danisco A/S	118,663	3,886
	Trygvesta A/S	67,895	3,716
*	Jyske Bank A/S	121,775	3,120
^,*	William Demant A/S	59,227	2,801
			167,376
Finland (2.1%)
^	Nokia Oyj	9,481,245	134,666
^	Fortum Oyj	1,108,459	22,358
^	Sampo Oyj A Shares	1,050,005	19,587
	UPM-Kymmene Oyj	1,295,561	11,594
	Kone Oyj	383,883	10,486
*	Stora Enso Oyj R Shares	1,429,234	8,158
^	Wartsila Oyj B Shares	207,863	6,853
	Metso Oyj	322,760	4,942
	Elisa Oyj Class A	346,232	4,584
	Outokumpu Oyj A Shares	296,059	4,411
^	Kesko Oyj	164,889	4,288
^	Nokian Renkaat Oyj	264,994	4,185
^	Neste Oil Oyj	316,909	4,099
	Rautaruuki Oyj	205,175	3,818
	Orion Oyj	225,284	3,263
^	Sanoma Oyj	203,505	2,681
^	Pohjola Bank PLC	280,265	2,074
^,*	Pohjola Bank PLC
	Assimilation Line
	Exp. 5/5/09	160,148	1,208
			253,255
France (16.2%)
	Total SA	5,321,540	266,268
^	Sanofi-Aventis	2,624,088	151,967
	BNP Paribas SA	2,046,919	107,758

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	France Telecom SA	4,564,932	101,342
^	Gaz de France	2,733,792	98,182
^	Vivendi SA	2,917,946	78,461
^	Axa	3,862,092	64,890
^	Carrefour SA	1,582,503	64,166
	Societe Generale Class A	1,158,871	59,228
^	Groupe Danone	1,089,401	51,819
^	ArcelorMittal
	(Amsterdam Shares)	2,190,447	51,310
^	Air Liquide SA	618,183	50,301
	Vinci SA	1,051,698	47,117
^	LVMH Louis Vuitton
	Moet Hennessy	611,059	46,134
^	L'Oreal SA	601,672	43,043
^	Schneider Electric SA	555,809	42,296
	Alstom	532,615	33,202
	Cie. de St. Gobain SA	917,576	32,918
	Credit Agricole SA	2,221,390	32,480
	Unibail Co.	204,465	30,491
^	Pernod Ricard SA	484,271	28,637
^	Veolia Environnement	945,055	25,888
^	Bouygues SA	596,565	25,449
	Electricite de France	498,269	23,080
^	Essilor International SA	500,699	21,572
^	Accor SA	474,588	20,081
^	Compagnie Generale des
	Etablissements
	Michelin SA	362,013	18,531
^	Lafarge SA	316,602	17,865
^	Hermes International	132,731	17,603
	Renault SA	461,765	14,806
*	Alcatel-Lucent	5,775,476	14,604
^	Pinault-
	Printemps-Redoute SA	188,187	14,418
	Vallourec SA	131,725	14,398
^,*	Cap Gemini SA	344,604	12,881
	SES Global Fiduciary
	Depositary Receipts	703,717	12,703
^	European Aeronautic
	Defence and Space Co.	807,985	11,662
	Sodexho Alliance SA	235,816	11,328
	STMicroelectronics NV	1,705,822	11,242
^	Technip SA	259,649	11,155
*	Suez Environnement SA	673,215	10,262
^	Publicis Groupe SA	314,979	9,627
^	Lagardere S.C.A.	295,146	9,266
^	SCOR SA	437,696	9,186
	Thales SA	220,702	9,156
^	Christian Dior SA	135,826	9,101
	PSA Peugeot Citroen	381,756	8,816
*	Lafarge SA Assimilation
	Line Exp. 7/1/09	144,684	7,753
^	CNP Assurances	93,301	7,356
	Casino
	Guichard-Perrachon SA	109,104	6,806
^	Dassault Systemes SA	164,473	6,751

			Market
			Value•
		Shares	($000)
	Neopost SA	78,223	6,624
	Natixis	2,514,263	5,693
	Safran SA	467,370	5,578
*	Compagnie Generale de
	Geophysique SA	373,872	5,401
	Atos Origin SA	174,894	5,392
	Eutelsat Communications	220,792	4,781
^	Eiffage SA	90,520	4,670
	Legrand SA	231,412	4,645
^	Klepierre	208,668	4,639
^,*	Iliad SA	41,069	4,314
	Aeroports de Paris (ADP)	74,770	4,305
^	ICADE	49,624	3,839
	Valeo SA	185,729	3,827
	Air France	339,405	3,768
	Bureau Veritas SA	91,920	3,741
^	Societe des Autoroutes
	Paris-Rhin-Rhone	56,788	3,657
	Societe BIC SA	66,522	3,571
^	PagesJaunes SA	319,978	3,476
^	Zodiac SA	104,424	3,050
^	Imerys SA	71,197	2,946
^	M6 Metropole Television	156,169	2,919
	Eramet SLN	12,935	2,778
^	Societe Television Francaise	1,289,139	2,708
^	Wendel Investissement	69,984	2,567
*	Biomerieux SA	33,897	2,539
	Eurazeo	61,848	2,527
	Ipsen Promesses	61,011	2,498
^	JCDecaux SA	167,279	2,379
^	Gecina SA	39,627	2,169
			1,986,357
Germany (12.7%)
^	E.On AG	4,741,802	160,353
	Siemens AG	2,166,403	145,658
^	Allianz AG	1,130,105	104,278
^	Bayer AG	1,906,604	94,772
^	BASF AG	2,302,687	86,898
	Deutsche Telekom AG	7,071,378	85,515
	SAP AG	2,140,314	82,287
	RWE AG	1,109,761	80,001
^	Deutsche Bank AG	1,352,774	72,140
	Daimler AG (Registered)	2,001,406	71,751
^	Muenchener
	Rueckversicherungs-
	Gesellschaft AG
	(Registered)	514,862	71,139
^	Volkswagen AG	220,695	69,823
	Deutsche Boerse AG	485,412	35,860
	Bayerische Motoren
	Werke AG	825,902	28,617
	Linde AG	336,228	26,813
	Deutsche Post AG	2,114,857	24,401
^	K&S AG	370,972	22,317
	ThyssenKrupp AG	894,397	19,134
^	Adidas AG	495,205	18,710

European Stock Index Fund

			Market
			Value•
		Shares	($000)
^	Fresenius Medical Care AG	474,314	18,406
^	Volkswagen AG Pfd.	263,213	16,713
	Man AG	263,785	16,350
	Porsche AG	217,645	15,678
	Merck KGaA	160,329	14,376
^	Metro AG	283,170	12,045
^	Henkel AG & Co. KGaA	442,385	11,998
^	Commerzbank AG	1,762,582	11,984
^	Fresenius AG Pfd.	201,505	10,393
^	Beiersdorf AG	221,149	9,112
	DaimlerChrysler AG	248,172	8,860
^	Henkel KGaA	325,049	8,036
^,*	Qiagen NV	465,908	7,709
	Deutsche Lufthansa AG	567,626	7,241
	Salzgitter AG	98,086	6,977
^	RWE AG Pfd.	97,422	6,050
^	Solarworld AG	209,679	5,976
^	TUI AG	529,285	5,819
	Hochtief AG	103,653	5,076
	GEA Group AG	368,394	4,845
	Hannover
	Rueckversicherung AG	147,613	4,783
^	Deutsche Postbank AG	220,619	4,714
^	Celesio AG	210,035	4,658
^	Wacker Chemie AG	39,724	4,112
^	Fraport AG	92,682	3,736
*	Puma AG	16,181	3,468
^,*	Q-Cells AG	156,351	3,338
*	United Internet AG	317,276	3,329
	Suedzucker AG	166,034	3,214
^	Fresenius AS	70,559	2,917
	Bayerische Motoren
	Werke (BMW)	125,787	2,644
^	HeidelbergCement AG	62,396	2,631
	Hamburger Hafen und
	Logistik AG	61,593	2,220
			1,549,875
Greece (0.8%)
	National Bank of Greece SA	1,031,658	21,454
	Greek Organization of
	Football Prognostics	560,130	17,280
*	Alpha Credit Bank SA	943,443	9,190
	Hellenic
	Telecommunications
	Organization SA	475,203	7,235
	Bank of Piraeus	778,275	7,136
	Coca-Cola Hellenic
	Bottling Co. SA	408,727	6,536
	Marfin Financial Group SA	1,485,997	6,372
	EFG Eurobank Ergasias	786,940	6,178
	Public Power Corp.	259,536	5,003
	National Bank
	of Greece SA ADR	1,051,515	4,259
	Titan Cement Co. SA	143,472	3,658
	Hellenic Petroleum SA	303,921	2,945

			Market
			Value•
		Shares	($000)
	Hellenic
	Telecommunications
	Organization SA ADR	394,508	2,931
			100,177
Ireland (0.5%)
	CRH PLC	1,670,522	43,365
	Kerry Group PLC A Shares	351,069	7,218
*	Elan Corp. PLC	1,167,947	6,950
*	Ryanair Holdings PLC ADR	133,845	3,661
*	Ryanair Holdings PLC	215,111	929
^	Anglo Irish Bank Corp. PLC	2,503,596	719
*	CRH PLC	14,534	375
			63,217
Italy (5.4%)
	Eni SpA	6,494,228	139,361
	UniCredit SpA	30,406,404	74,039
	Intesa Sanpaolo SpA	19,212,328	61,208
	Enel SpA	10,800,941	58,546
	Assicurazioni
	Generali SpA	2,638,079	53,674
	Telecom Italia SpA	25,033,174	31,654
	Unione Di Banche
	Italiane ScpA	1,506,851	20,777
^,*	Fiat SpA	1,771,607	17,320
^,*	Tenaris S.A.	1,176,727	14,801
	Finmeccanica SpA	1,004,531	14,151
	Saipem SpA	660,777	14,124
	Mediobanca Banca di
	Credito Finanziaria SpA	1,223,883	14,121
	Telecom Italia SpA RNC	14,933,487	13,341
	Atlantia SpA	643,643	11,355
	Mediaset SpA	1,918,185	10,776
	Banco Popolare SpA	1,599,579	10,509
	Banca Monte dei Paschi
	di Siena SpA	6,179,417	9,888
	Terna SpA	3,000,749	9,636
	Parmalat SpA	4,141,375	8,225
	Snam Rete Gas SpA	1,957,707	7,753
	Alleanza Assicurazioni SpA	1,059,124	7,097
	Banca Carige SpA	1,822,317	6,675
^	Luxottica Group SpA	340,995	6,258
	Banca Popolare di
	Milano SpA	992,345	5,769
	A2A SpA	3,157,918	5,191
	Intesa Sanpaolo SpA
	Non Convertible Risp.	2,229,356	4,951
	Prysmian SpA	273,647	3,327
*	Lottomatica SpA	154,023	3,166
	ACEA SpA	240,092	2,978
	Fondiari-Sai SpA	171,525	2,852
	Saras SpA Raffinerie Sarde	849,022	2,486
	Pirelli & C. Accomandita
	per Azioni SpA	6,350,972	2,471
^	Mediolanum SpA	526,398	2,406
*	Exor SpA	176,728	2,261
^	Italcementi SpA	172,707	2,079

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Unipol Gruppo Finanziario
	SpA	1,666,086	2,071
^	Autogrill SpA	258,081	1,961
^	Bulgari SpA	381,146	1,941
	Unipol Gruppo Finanziario
	SpA Pfd.	2,309,598	1,919
	Italcementi SpA Risp.	256,311	1,625
*	Snam Rete Gas SpA
	Rights Exp. 5/15/09	1,957,707	1,502
			666,245
Netherlands (3.5%)
	Unilever NV	4,063,418	80,405
	Koninklijke KPN NV	4,352,960	52,333
	ING Groep NV	4,885,158	44,529
	Koninklijke (Royal) Philips
	Electronics NV	2,425,745	43,768
	Koninklijke Ahold NV	2,973,090	32,574
	Akzo Nobel NV	592,617	24,783
	ASML Holding NV	1,045,446	21,938
	Heineken NV	608,279	18,076
	Aegon NV	3,553,815	17,874
	Reed Elsevier NV	1,561,224	17,153
	TNT NV	922,745	17,006
	Wolters Kluwer NV	679,984	11,189
	Koninklijke DSM NV	337,026	10,452
	Heineken Holding NV	273,975	6,469
	Randstad Holding NV	256,537	5,886
	SBM Offshore NV	357,204	5,757
	Fugro NV	146,822	5,256
	Corio NV	110,210	4,891
	Koninklijke Boskalis
	Westminster NV	139,414	3,251
	SNS REAAL	339,243	1,910
	ASML Holding NV
	(New York Shares)	26,013	550
	Aegon NV (New York) ARS	2,625	12
			426,062
Norway (1.1%)
	StatoilHydro ASA	3,201,717	59,672
^	Orkla ASA	2,040,173	14,606
	Telenor ASA	2,082,239	12,950
^	Yara International ASA	474,243	12,710
	DnB NOR ASA	1,829,056	11,385
	Norsk Hydro ASA	1,717,394	7,572
^	Seadrill Ltd.	699,593	7,467
^,*	Renewable
	Energy Corp. AS	369,000	3,333
^	Frontline Ltd.	129,900	2,569
^	Aker Solutions ASA	412,056	2,491
			134,755
Portugal (0.5%)
	Electricidade de
	Portugal SA	4,574,425	16,637
	Portugal Telecom SGPS SA	1,530,579	11,671
^	Banco Espirito Santo SA	1,294,251	6,335

			Market
			Value•
		Shares	($000)
	Galp Energia, SGPS, SA
	B Shares	473,892	6,284
^	Banco Comercial
	Portugues SA	5,878,261	5,486
	Brisa-Auto Estradas de
	Portugal SA	754,906	5,145
^,*	EDP Renovaveis SA	546,345	4,455
^	Cimpor-Cimento de
	Portugal SA	676,715	4,037
	Jeronimo Martins,
	SGPS, SA	530,675	2,993
^	Zon Multimedia Servicos
	de Telecomunicacoes e
	Multimedia SGPS SA	438,885	2,399
			65,442
Spain (6.6%)
	Telefonica SA	10,364,007	196,358
	Banco Santander SA	19,927,648	191,683
	Banco Bilbao Vizcaya
	Argentaria SA	8,881,624	96,256
	Iberdrola SA	8,734,591	68,783
	Repsol YPF SA	1,827,221	34,731
^	Industria de Diseno
	Textil SA	544,200	23,204
^	ACS, Actividades de
	Contruccion y
	Servisios, SA	458,301	22,922
^	Banco Popular Espanol SA	1,970,798	16,243
^	Banco de Sabadell SA	2,280,729	13,161
^	Abertis
	Infraestructuras SA	670,212	11,996
	Red Electrica de
	Espana SA	270,805	11,334
	Gas Natural SDG SA	559,408	8,870
	Gamesa Corporacion
	Tecnologica SA	456,373	8,614
*	Iberdrola Renovables	2,118,811	8,604
	Criteria Caixacorp SA	2,095,197	7,870
^	Bankinter SA	661,273	7,817
	Enagas SA	444,468	7,727
	Acciona SA	70,361	7,194
^	Zardoya Otis SA	318,407	6,526
	Grifols SA	318,858	5,595
^	Acerinox SA	351,508	5,354
	Mapfre SA	1,807,328	5,152
^	Indra Sistemas, SA	245,059	4,847
^	Banco de Valencia SA	511,334	4,676
^	Grupo Ferrovial SA	158,259	4,589
	Banco Santander SA ADR	455,572	4,169
^	Fomento de Construc y
	Contra SA	112,176	4,009
	Telefonica SA ADR	66,228	3,728
^,*	Cintra Concesiones de
	Infraestructuras de
	Transport SA	566,026	3,093
^	Gestevision Telecinco SA	271,527	2,560

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Iberia (Linea Aerea Espana)	1,170,966	2,186
^	Sacyr Vallehermoso SA	195,552	2,010
*	Banco de Valencia SA
	Rights Exp. 5/11/09	511,334	88
			801,949
Sweden (3.7%)
^	Telefonaktiebolaget LM
	Ericsson AB Class B	7,394,412	62,807
^	Nordea Bank AB	8,042,394	59,822
^	Hennes & Mauritz AB
	B Shares	1,275,260	56,774
	TeliaSonera AB	5,600,519	26,277
^	Svenska
	Handelsbanken AB
	A Shares	1,141,359	19,883
^	Volvo AB B Shares	2,714,222	17,698
^	Sandvik AB	2,508,036	16,472
^	Investor AB B Shares	1,132,705	16,365
^	Atlas Copco AB A Shares	1,672,834	15,551
^,*	Skandinaviska Enskilda
	Banken AB A Shares	3,923,599	15,232
	Svenska Cellulosa AB
	B Shares	1,398,258	13,482
^	SKF AB B Shares	966,566	10,599
^	Skanska AB B Shares	941,554	10,156
^	Assa Abloy AB	779,806	9,181
^	Swedish Match AB	629,923	8,989
	Millicom International
	Cellular SA	175,860	8,652
^	Scania AB B Shares	797,055	8,451
^	Alfa Laval AB	913,668	8,093
^	Atlas Copco AB B Shares	962,107	7,964
^	Volvo AB A Shares	1,104,216	7,232
^	Tele2 AB B Shares	764,182	7,203
^,*	Electrolux AB Series B	638,991	7,200
^,*	Securitas AB B Shares	778,869	6,454
^	Getinge AB B Shares	501,460	5,825
^	Husqvarna AB B Shares	1,027,416	5,051
^	Swedbank AB A Shares	891,172	5,018
^	SSAB Svenskt Stal AB
	Series A	454,834	4,333
^,*	Lundin Petroleum AB	556,243	3,617
^	Modern Times Group AB
	B Shares	124,296	3,363
	Holmen AB	131,687	2,904
	SSAB Svenskt Stal AB
	Series B	210,099	1,884
			452,532
Switzerland (11.7%)
	Nestle SA (Registered)	9,553,698	311,419
	Novartis AG (Registered)	5,934,919	224,627
	Roche Holdings AG	1,752,499	220,997
	Credit Suisse Group
	(Registered)	2,664,830	104,132
*	UBS AG	7,239,252	99,442
	ABB Ltd.	5,488,299	77,694

			Market
			Value•
		Shares	($000)
	Zurich Financial
	Services AG	354,495	65,876
	Syngenta AG	241,748	51,611
	Holcim Ltd. (Registered)	491,422	24,926
*	Compagnie Financiere
	Richemont SA	1,296,929	23,217
	Swiss Re (Registered)	834,924	19,819
	Julius Baer Holding, Ltd.	526,412	17,269
	Swisscom AG	59,811	15,596
	Synthes, Inc.	148,413	15,016
	SGS Societe Generale de
	Surveillance Holding SA
	(Registered)	11,733	13,158
	Adecco SA (Registered)	305,983	12,043
*	Actelion Ltd.	245,467	11,183
	Geberit AG	102,044	10,875
	Lonza AG (Registered)	118,478	10,869
	Swatch Group AG (Bearer)	77,017	10,716
	Givaudan SA	16,858	10,673
	Kuehne & Nagel
	International AG	134,569	10,114
	Baloise Holdings AG	125,091	9,183
	Sonova Holding AG	115,523	7,506
	Swiss Life Holding	87,218	6,748
	Schindler Holding AG
	(Bearer Participation
	Certificates)	127,311	6,674
	Nobel Biocare Holding AG	296,720	6,049
*	Logitech International SA	433,359	5,791
	Lindt & Spruengli
	AG Regular	277	5,300
	Pargesa Holding SA	67,230	4,253
	Sulzer AG (Registered)	69,129	3,757
	Straumann Holding AG	19,658	3,595
	Swatch Group AG
	(Registered)	125,060	3,587
	Lindt & Spruengli AG	2,030	3,249
*	Aryzta AG
	(Switzerland Shares)	104,408	3,024
	BKW FMB Energie AG	40,124	2,790
*	Aryzta AG (Ireland Shares)	93,482	2,724
	EFG International	129,237	1,564
*	UBS AG
	(New York Shares)	75,873	1,035
			1,438,101
United Kingdom (31.2%)
	BP PLC	44,098,842	311,632
	HSBC Holdings PLC	42,776,447	304,203
	Vodafone Group PLC	123,077,555	226,213
	GlaxoSmithKline PLC	12,964,711	199,699
	Royal Dutch Shell PLC
	Class B	6,724,527	152,180
	Royal Dutch Shell PLC
	Class A
	(Amsterdam Shares)	6,436,888	147,628
	BG Group PLC	8,370,528	133,660

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	AstraZeneca Group PLC	3,609,691	126,395
	BHP Billiton PLC	5,505,244	114,261
	British American
	Tobacco PLC	4,731,230	114,102
	Rio Tinto PLC	2,489,931	101,169
	Tesco PLC	19,610,251	97,165
	Barclays PLC	20,879,564	84,773
	Diageo PLC	6,240,446	74,447
	Standard Chartered PLC	4,717,699	72,980
	Anglo American PLC	3,283,892	70,664
	Unilever PLC	3,201,510	62,339
	Reckitt Benckiser
	Group PLC	1,501,914	58,958
	Imperial Tobacco
	Group PLC	2,534,913	57,837
	Royal Dutch Shell PLC
	Class A	2,407,552	55,428
	National Grid Transco PLC	6,057,158	50,326
	BAE Systems PLC	8,796,564	46,272
	Centrica PLC	12,724,654	42,543
	Xstrata PLC	4,759,311	41,959
	Lloyds Banking
	Group PLC	24,496,380	39,733
	SABMiller PLC	2,259,726	37,891
	Scottish & Southern
	Energy PLC	2,288,574	37,296
	Prudential PLC	6,239,943	35,865
	Aviva PLC	6,608,211	30,425
	BT Group PLC	19,346,196	26,661
	Royal Bank of Scotland
	Group PLC	42,056,610	25,667
	Cadbury PLC	3,391,820	25,362
	Tullow Oil PLC	1,984,217	23,424
	Rolls-Royce Group PLC	4,571,333	22,662
	Compass Group PLC	4,614,569	21,942
	Morrison
	Supermarkets PLC	5,884,723	21,316
	Pearson PLC	2,012,565	20,767
	Reed Elsevier PLC	2,741,072	20,317
	British Sky Broadcasting
	Group PLC	2,832,011	20,161
	Marks & Spencer
	Group PLC	3,941,819	19,529
	BP PLC ADR	436,130	18,518
	Shire Ltd.	1,390,848	17,391
*	WPP PLC	2,488,538	17,026
	Experian Group Ltd.	2,557,492	16,840
	Kingfisher PLC	5,891,044	16,037
	Royal & Sun Alliance
	Insurance Group PLC	8,305,772	15,979
	Man Group PLC	4,220,195	15,599
	Capita Group PLC	1,545,866	15,586
	Smith & Nephew PLC	2,208,342	15,537
^	Land Securities Group PLC	1,845,181	15,217
	Standard Life PLC	5,449,920	15,153
	Vodafone Group PLC ADR	780,960	14,331

			Market
			Value•
		Shares	($000)
	International Power PLC	3,790,716	13,853
	Cable and Wireless PLC	6,287,066	13,846
^	British Land Co., PLC	2,111,801	13,325
	United Utilities Group PLC	1,690,828	12,645
^,*	Wolseley PLC	703,182	12,611
	J. Sainsbury PLC	2,600,303	12,601
	Old Mutual PLC	12,525,008	12,479
	Legal & General
	Group PLC	14,667,260	12,461
	Next PLC	492,844	11,788
^	Thomson Reuters PLC	446,813	11,493
	Carnival PLC	406,048	11,158
*	Autonomy Corp.PLC	531,292	11,146
*	Cairn Energy PLC	341,160	10,696
	Smiths Group PLC	975,349	10,481
	Johnson Matthey PLC	537,112	9,485
	Associated British
	Foods PLC	881,912	9,310
	Severn Trent PLC	589,625	9,072
	The Sage Group PLC	3,234,325	8,808
	Group 4 Securicor PLC	3,159,743	8,762
	Antofagasta PLC	972,083	8,343
^	Hammerson PLC	1,743,462	8,078
	Home Retail Group	2,186,286	8,045
	Amec PLC	829,225	7,548
	Rexam PLC	1,590,491	7,367
	Cobham PLC	2,835,957	7,347
	ICAP PLC	1,295,951	7,084
	Eurasian Natural
	Resources Corp.	807,331	7,030
	Serco Group PLC	1,214,190	6,551
	Bunzl PLC	804,914	6,490
	Burberry Group PLC	1,086,726	6,469
	Drax Group PLC	852,805	6,467
	Lonmin PLC	296,226	6,220
	Admiral Group PLC	460,726	6,161
	InterContinental Hotels
	Group PLC	645,646	6,134
	Whitbread PLC	438,439	6,065
	FirstGroup PLC	1,215,042	5,944
	Balfour Beatty PLC	1,203,345	5,942
*	Invensys PLC	2,019,395	5,897
	Tomkins PLC	2,219,877	5,667
	Vedanta Resources PLC	357,724	5,596
	Friends Provident PLC	5,796,355	5,454
	Ladbrokes PLC	1,513,441	5,228
	TUI Travel PLC	1,390,038	5,181
	Segro PLC	14,269,437	5,004
^	3i Group PLC	1,050,956	4,943
	Investec PLC	1,001,951	4,799
	Tate & Lyle PLC	1,140,659	4,623
	Hays PLC	3,462,682	4,597
	Meggitt PLC	1,676,902	4,444
	Kazakhmys PLC	534,704	4,154
	Thomas Cook Group PLC	1,075,137	4,150
	IMI PLC	791,281	4,149

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	LogicaCMG PLC	3,666,137	4,136
^	London Stock
	Exchange PLC	368,633	4,040
	United Business
	Media Ltd.	574,376	3,890
	ITV PLC	8,180,322	3,841
^	Liberty International PLC	640,852	3,756
	Schroders PLC	299,140	3,623
	Daily Mail and General
	Trust PLC	720,087	3,496
	British Airways PLC	1,462,272	3,166
^,*	The Berkeley Group
	Holdings PLC	215,774	3,103
	Stagecoach Group PLC	1,373,363	2,643
^	Carphone Warehouse PLC	1,029,492	2,255
	WPP PLC ADR	59,481	2,030
*	Liberty International PLC
	Rights Exp. 5/21/09	166,747	223
			3,822,458
Total Common Stocks
(Cost $19,880,677)			12,160,758
Temporary Cash Investments (17.5%)[1]
Money Market Fund (17.3%)
2,3	Vanguard Market
	Liquidity Fund,
	0.355%	2,125,079,501	2,125,080

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.2%)
4	Federal Home Loan Bank,
	0.571%, 7/20/09	5,000	4,999
4	Federal Home Loan Bank,
	0.411%, 9/28/09	5,000	4,994
4,5	Federal Home Loan
	Mortgage Corp., 0.592%,
	8/26/09	10,000	9,994
			19,987
Total Temporary Cash Investments
(Cost $2,145,045)			2,145,067
Total Investments (116.8%)
(Cost $22,025,722)			14,305,825
Other Assets and Liabilites (–16.8%)
Other Assets			80,324
Liabilities[3]			(2,134,501)
			(2,054,177)
Net Assets (100%)			12,251,648

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	21,430,430
Undistributed Net Investment Income	149,771
Accumulated Net Realized Losses	(1,618,625)
Unrealized Appreciation (Depreciation)
Investment Securities	(7,719,897)
Futures Contracts	11,527
Foreign Currencies and Forward
Currency Contracts	(1,558)
Net Assets	12,251,648

Investor Shares—Net Assets
Applicable to 313,631,857 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,026,483
Net Asset Value Per Share—
Investor Shares	$19.22

Admiral Shares—Net Assets
Applicable to 27,924,258 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,259,528
Net Asset Value Per Share—
Admiral Shares	$45.11

Signal Shares—Net Assets
Applicable to 10,717,119 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	187,102
Net Asset Value Per Share—
Signal Shares	$17.46

European Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 168,272,930 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,234,339
Net Asset Value Per Share—
Institutional Shares	$19.22

ETF Shares—Net Assets
Applicable to 42,794,873 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,544,196
Net Asset Value Per Share—
ETF Shares	$36.08

•	See Note A in Notes to Financial Statements.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,994,139,000.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 16.9%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $2,081,647,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

5 Securities with a value of $9,495,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

ARS—Auction Rate Security.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Dividends[1]	266,937
Interest[2]	486
Security Lending	7,523
Total Income	274,946
Expenses
The Vanguard Group—Note B
Investment Advisory Services	304
Management and Administrative—Investor Shares	8,723
Management and Administrative—Admiral Shares	741
Management and Administrative—Signal Shares	102
Management and Administrative—Institutional Shares	1,044
Management and Administrative—ETF Shares	839
Marketing and Distribution—Investor Shares	1,875
Marketing and Distribution—Admiral Shares	214
Marketing and Distribution—Signal Shares	38
Marketing and Distribution—Institutional Shares	569
Marketing and Distribution—ETF Shares	301
Custodian Fees	1,038
Auditing Fees	4
Shareholders’ Reports—Investor Shares	49
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	10
Trustees’ Fees and Expenses	12
Total Expenses	15,868
Net Investment Income	259,078
Realized Net Gain (Loss)
Investment Securities Sold	(1,642,287)
Futures Contracts	(37,448)
Foreign Currencies and Forward Currency Contracts	(8,445)
Realized Net Gain (Loss)	(1,688,180)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(227,632)
Futures Contracts	25,974
Foreign Currencies and Forward Currency Contracts	10,746
Change in Unrealized Appreciation (Depreciation)	(190,912)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,620,014)

1 Dividends are net of foreign withholding taxes of $29,011,000.

2 Interest income from an affiliated company of the fund was $163,000.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	259,078	1,208,160
Realized Net Gain (Loss)	(1,688,180)	3,003,134
Change in Unrealized Appreciation (Depreciation)	(190,912)	(20,976,281)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,620,014)	(16,764,987)
Distributions
Net Investment Income
Investor Shares	(708,975)	(743,072)
Admiral Shares	(100,154)	(87,518)
Signal Shares	(14,655)	(14,971)
Institutional Shares	(234,718)	(139,970)
ETF Shares	(124,097)	(97,010)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,182,599)	(1,082,541)
Capital Share Transactions
Investor Shares	(2,593,527)	(3,934,149)
Admiral Shares	(15,269)	12,041
Signal Shares	(7,629)	(29,856)
Institutional Shares	355,644	815,638
ETF Shares	16,913	225,574
Net Increase (Decrease) from Capital Share Transactions	(2,243,868)	(2,910,752)
Total Increase (Decrease)	(5,046,481)	(20,758,280)
Net Assets
Beginning of Period	17,298,129	38,056,409
End of Period[1]	12,251,648	17,298,129

1 Net Assets—End of Period includes undistributed net investment income of $149,771,000 and $1,073,239,000.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$21.99	$43.43	$34.67	$27.00	$23.77	$19.93
Investment Operations
Net Investment Income	.378	1.372[1]	1.298[1]	.920	.670	.540
Net Realized and Unrealized Gain (Loss)
on Investments	(1.651)	(21.597)	8.386	7.450	3.140	3.760
Total from Investment Operations	(1.273)	(20.225)	9.684	8.370	3.810	4.300
Distributions
Dividends from Net Investment Income	(1.497)	(1.215)	(.924)	(.700)	(.580)	(.460)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.497)	(1.215)	(.924)	(.700)	(.580)	(.460)
Net Asset Value, End of Period	$19.22	$21.99	$43.43	$34.67	$27.00	$23.77

Total Return[2]	–5.84%	–47.80%	28.49%	31.63%	16.21%	21.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,026	$10,534	$26,188	$16,850	$10,759	$7,904
Ratio of Total Expenses to
Average Net Assets	0.29%[3]	0.22%	0.22%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to
Average Net Assets	3.68%[3]	3.82%	3.35%	3.35%	2.84%	2.67%
Portfolio Turnover Rate[4]	19%[3]	15%	9%	6%	5%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, held for less than two months or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$51.71	$102.09	$81.50	$63.44	$55.84	$46.82
Investment Operations
Net Investment Income	.921	3.177[1]	3.140[1]	2.230	1.611	1.308
Net Realized and Unrealized Gain (Loss)
on Investments	(3.905)	(50.618)	19.692	17.510	7.396	8.830
Total from Investment Operations	(2.984)	(47.441)	22.832	19.740	9.007	10.138
Distributions
Dividends from Net Investment Income	(3.616)	(2.939)	(2.242)	(1.680)	(1.407)	(1.118)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.616)	(2.939)	(2.242)	(1.680)	(1.407)	(1.118)
Net Asset Value, End of Period	$45.11	$51.71	$102.09	$81.50	$63.44	$55.84

Total Return[2]	–5.82%	–47.74%	28.59%	31.77%	16.32%	21.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,260	$1,472	$2,955	$2,175	$1,360	$628
Ratio of Total Expenses to
Average Net Assets	0.17%[3]	0.12%	0.12%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.80%[3]	3.92%	3.45%	3.45%	2.93%	2.76%
Portfolio Turnover Rate[4]	19%[3]	15%	9%	6%	5%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Signal Shares
	Six Months			Oct. 6,
	Ended		Year Ended	2006[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.01	$39.50	$31.51	$30.41
Investment Operations
Net Investment Income	.355	1.255[2]	1.151[2]	.010[2]
Net Realized and Unrealized Gain (Loss) on Investments	(1.508)	(19.616)	7.681	1.090
Total from Investment Operations	(1.153)	(18.361)	8.832	1.100
Distributions
Dividends from Net Investment Income	(1.397)	(1.129)	(.842)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.397)	(1.129)	(.842)	—
Net Asset Value, End of Period	$17.46	$20.01	$39.50	$31.51

Total Return[3]	–5.81%	–47.74%	28.59%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$187	$223	$502	$12
Ratio of Total Expenses to Average Net Assets	0.18%[4]	0.12%	0.12%	0.17%[4]
Ratio of Net Investment Income to Average Net Assets	3.79%[4]	3.92%	3.45%	3.45%[4]
Portfolio Turnover Rate[5]	19%[4]	15%	9%	6%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$22.04	$43.51	$34.74	$27.05	$23.80	$19.96
Investment Operations
Net Investment Income	.398	1.315[1]	1.350[1]	.978	.721	.570
Net Realized and Unrealized Gain (Loss)
on Investments	(1.665)	(21.524)	8.390	7.450	3.140	3.760
Total from Investment Operations	(1.267)	(20.209)	9.740	8.428	3.861	4.330
Distributions
Dividends from Net Investment Income	(1.553)	(1.261)	(.970)	(.738)	(.611)	(.490)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.553)	(1.261)	(.970)	(.738)	(.611)	(.490)
Net Asset Value, End of Period	$19.22	$22.04	$43.51	$34.74	$27.05	$23.80

Total Return[2]	–5.80%	–47.72%	28.63%	31.83%	16.42%	22.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,234	$3,316	$5,263	$3,113	$1,827	$988
Ratio of Total Expenses to
Average Net Assets	0.13%[3]	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.84%[3]	3.95%	3.48%	3.50%	2.99%	2.77%
Portfolio Turnover Rate[4]	19%[3]	15%	9%	6%	5%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

ETF Shares
	Six Months				March 4,
	Ended				2005[1] to
For a Share Outstanding	April 30,	Year Ended October 31,			Oct. 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$41.37	$81.66	$65.21	$50.80	$50.96
Investment Operations
Net Investment Income	.738	2.530 [2]	2.576[2]	1.800	1.040
Net Realized and Unrealized Gain (Loss)
on Investments	(3.127)	(40.464)	15.683	13.990	(1.200)
Total from Investment Operations	(2.389)	(37.934)	18.259	15.790	(.160)
Distributions
Dividends from Net Investment Income	(2.901)	(2.356)	(1.809)	(1.380)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.901)	(2.356)	(1.809)	(1.380)	—
Net Asset Value, End of Period	$36.08	$41.37	$81.66	$65.21	$50.80

Total Return	–5.84%	–47.73%	28.60%	31.75%	–0.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,544	$1,754	$3,148	$1,205	$178
Ratio of Total Expenses to
Average Net Assets	0.17%[3]	0.11%	0.12%	0.18%	0.18%[3]
Ratio of Net Investment Income to
Average Net Assets	3.80%[3]	3.93%	3.45%	3.44%	2.93%[3]
Portfolio Turnover Rate[4]	19%[3]	15%	9%	6%	5%

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately

European Stock Index Fund

invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

European Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $2,872,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2009, the fund realized net foreign currency losses of $1,301,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2009, the fund realized gains on the sale of passive foreign investment companies of $1,354,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2008, on passive foreign investment company holdings at April 30, 2009, was $2,949,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $370,782,000 to offset future net capital gains of $13,739,000 through October 31, 2011, and $357,043,000 through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

During the six months ended April 30, 2009, the fund realized $685,889,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

European Stock Index Fund

At April 30, 2009, the cost of investment securities for tax purposes was $22,028,671,000. Net unrealized depreciation of investment securities for tax purposes was $7,722,846,000, consisting of unrealized gains of $167,490,000 on securities that had risen in value since their purchase and $7,890,336,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
MSCI Pan-Euro Index	4,433	78,267	11,527

At April 30, 2009, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
			Contract Amount (000)		(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/24/2009	EUR	52,274	USD	69,252	(2,513)

EUR—Euro.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency gains of $955,000 resulting from the translation of other assets and liabilities at April 30, 2009.

D. During the six months ended April 30, 2009, the fund purchased $1,519,354,000 of investment securities and sold $4,682,757,000 of investment securities, other than temporary cash investments.

European Stock Index Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	828,034	45,731	4,845,905	141,072
Issued in Lieu of Cash Distributions	700,467	36,181	735,566	18,702
Redeemed[1]	(4,122,028)	(247,279)	(9,515,620)	(283,778)
Net Increase (Decrease)—Investor Shares	(2,593,527)	(165,367)	(3,934,149)	(124,004)
Admiral Shares
Issued	84,182	1,898	414,328	4,886
Issued in Lieu of Cash Distributions	81,700	1,798	73,521	796
Redeemed[1]	(181,151)	(4,238)	(475,808)	(6,157)
Net Increase (Decrease)—Admiral Shares	(15,269)	(542)	12,041	(475)
Signal Shares
Issued	34,108	2,081	155,336	4,630
Issued in Lieu of Cash Distributions	11,893	677	11,877	332
Redeemed[1]	(53,630)	(3,171)	(197,069)	(6,553)
Net Increase (Decrease)—Signal Shares	(7,629)	(413)	(29,856)	(1,591)
Institutional Shares
Issued	602,291	31,889	2,001,811	62,248
Issued in Lieu of Cash Distributions	221,985	11,472	129,816	3,297
Redeemed[1]	(468,632)	(25,519)	(1,315,989)	(36,071)
Net Increase (Decrease)—Institutional Shares	355,644	17,842	815,638	29,474
ETF Shares
Issued	36,783	904	454,883	7,234
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(19,870)	(500)	(229,309)	(3,400)
Net Increase (Decrease)—ETF Shares	16,913	404	225,574	3,834

1	Net of redemption fees for fiscal 2009 and 2008 of $135,000 and $1,724,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

European Stock Index Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them:

			Forward
	Investments	Futures	Currency
	in Securities	Contracts	Contracts
Valuation Inputs	($000)	($000)	($000)
Level 1—Quoted prices	2,189,162	11,527	(2,513)
Level 2—Other significant observable inputs	12,115,944	—	—
Level 3—Significant unobservable inputs	719	—	—
Total	14,305,825	11,527	(2,513)

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2009:

Investments
in Securities
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2008	—
Transfers in and/or out of Level 3	719
Balance as of April 30, 2009	719

Pacific Stock Index Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	496	494	1,813
Turnover Rate[3]	9%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.29%
Admiral Shares	0.18%
Signal Shares	0.18%
Institutional Shares	0.13%
ETF Shares	0.18%
Short-Term Reserves[5]	–0.4%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	15.9%	15.8%	9.1%
Consumer Staples	6.2	6.2	8.3
Energy	2.3	2.3	11.5
Financials	25.7	26.0	24.0
Health Care	4.9	4.9	6.8
Industrials	15.0	14.9	10.4
Information Technology	9.4	9.3	6.7
Materials	11.0	11.0	10.5
Telecommunication
Services	3.7	3.7	7.0
Utilities	5.9	5.9	5.7

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.95	0.88
Beta	0.99	0.81

Ten Largest Holdings[7] (% of total net assets)

Toyota Motor Corp.	automobile
	manufacturers	4.2%
BHP Billiton Ltd.	diversified metals
	and mining	3.1
Mitsubishi UFJ
Financial Group	diversified banks	2.3
Honda Motor Co., Ltd.	automobile
	manufacturers	1.9
Westpac
Banking Corp., Ltd.	diversified banks	1.5
Commonwealth Bank
of Australia	diversified banks	1.5
Canon, Inc.	office electronics	1.2
Takeda
Pharmaceutical Co. Ltd.	pharmaceuticals	1.1
Tokyo Electric Power Co.	electric	1.1
National Australia
Bank Ltd.	diversified banks	1.1
Top Ten		19.0%

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Japan	69.8%	69.4%
Australia	19.7	19.9
Hong Kong	6.8	6.9
Singapore	3.4	3.5
Other Pacific Countries	0.3	0.3

1 MSCI Pacific Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 The expense ratios shown are from the prospectus dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund's current net assets. For the six months ended April 30, 2009, the annualized expense ratios were 0.29% for Investor Shares, 0.18% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.18% for ETF Shares.

5 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7 The holdings listed exclude any temporary cash investments and equity index futures.

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pacific Stock Index Fund
Investor Shares[2]	6/18/1990	–38.37%	–3.01%	–0.61%
Admiral Shares[2]	8/13/2001	–38.31	–2.92	0.70[3]
Signal Shares[2]	6/4/2007	–38.33	–27.99[3]
Institutional Shares[2]	5/15/2000	–38.28	–2.89	–3.33[3]
ETF Shares	3/4/2005
Market Price		–37.88	–5.22[3]
Net Asset Value		–38.29	–5.31[3]

1 Six months ended April 30, 2009.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Returns since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.1%)[1]
Australia (19.5%)
BHP Billiton Ltd.	8,567,445	206,969
Westpac
Banking Corp., Ltd.	7,133,872	99,457
Commonwealth Bank
of Australia	3,755,695	95,962
National Australia
Bank Ltd.	4,774,356	71,402
Woolworths Ltd.	3,126,164	60,645
Australia & New Zealand
Bank Group Ltd.	5,221,283	60,213
Wesfarmers Ltd.	2,584,730	42,466
Westfield Group	5,148,678	40,189
QBE Insurance Group Ltd.	2,518,628	39,832
CSL Ltd.	1,539,045	38,353
Woodside Petroleum Ltd.	1,248,292	34,320
Rio Tinto Ltd.	729,612	33,976
Telstra Corp. Ltd.	11,240,929	27,157
Origin Energy Ltd.	2,255,181	26,664
Newcrest Mining Ltd.	1,225,923	26,478
AMP Ltd.	5,031,305	18,939
Foster's Group Ltd.	4,904,507	18,753
Santos Ltd.	1,492,159	17,588
^ Macquarie Group, Ltd.	717,542	17,359
Brambles Ltd.	3,535,534	15,172
Suncorp-Metway Ltd.	3,328,014	14,200
Insurance Australia
Group Ltd.	5,205,883	13,120
AGL Energy Ltd.	1,139,247	12,534
Orica Ltd.	916,331	11,162
Australian Stock
Exchange Ltd.	436,357	10,344
Transurban Group	3,084,604	9,997
Coca-Cola Amatil Ltd.	1,406,134	9,335
Stockland	4,050,834	9,242
Tabcorp Holdings Ltd.	1,487,929	8,034
Computershare Ltd.	1,202,913	7,974
Sonic Healthcare Ltd.	919,255	7,797
Amcor Ltd.	2,125,075	7,419

			Market
			Value•
		Shares	($000)
	AXA Asia Pacific
	Holdings Ltd.	2,617,086	7,408
	Toll Holdings Ltd.	1,672,948	7,159
	Incitec Pivot Ltd.	4,287,850	6,518
	Lion Nathan Ltd.	749,801	6,384
	Wesfarmers, Ltd. Price
	Protected Shares	369,224	6,068
	Dexus Property
	Group NPV	11,438,262	6,049
	Macquarie
	Infrastructure Group	6,135,856	6,012
	Crown Ltd.	1,202,591	5,988
	Metcash Ltd.	1,960,210	5,920
	Tatt's Group, Ltd.	2,919,549	5,854
^	Leighton Holdings Ltd.	379,061	5,780
	Lend Lease Corp.	1,102,587	5,775
	OneSteel Ltd.	3,505,733	5,659
^,*	Fortescue Metals
	Group Ltd.	3,238,595	5,508
^	CFS Gandel Retail Trust	4,376,913	5,233
	Cochlear Ltd.	142,973	5,157
	WorleyParsons Ltd.	388,026	5,118
^	John Fairfax Holdings Ltd.	5,556,717	4,780
^	Boral Ltd.	1,502,209	4,461
	OZ Minerals Ltd.	7,533,791	4,065
	Alumina Ltd.	3,739,176	4,049
	Qantas Airways Ltd.	2,782,796	4,015
	GPT Group	11,352,210	3,867
	BlueScope Steel Ltd.	2,206,890	3,733
	Bendigo Bank Ltd.	748,569	3,728
	James Hardie
	Industries NV	1,103,510	3,689
	Nufarm Ltd.	361,106	3,467
	Sims Metal
	Management Ltd.	235,750	3,409
^	Billabong International Ltd.	425,035	3,225
	CSR Ltd.	3,311,018	3,222
	Mirvac Group	4,093,048	3,105
^	Harvey Norman
	Holdings Ltd.	1,355,821	2,928
	Goodman Fielder Ltd.	3,400,046	2,832

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
^	Aristocrat Leisure Ltd.	994,542	2,605
	Caltex Australia Ltd.	347,699	2,483
	Macquarie Airports Group	1,755,328	2,314
	Perpetual Trustees
	Australia Ltd.	97,973	2,287
	Sims Metal
	Management Ltd.	156,711	2,276
	SP Ausnet	2,699,852	1,959
	Macquarie
	Goodman Group	6,675,587	1,787
	Macquarie Office Trust	10,507,592	1,483
			1,290,411
Hong Kong (6.8%)
	Sun Hung Kai
	Properties Ltd.	3,600,464	37,221
	Cheung Kong
	Holdings Ltd.	3,548,086	36,601
	CLP Holdings Ltd.	5,221,205	35,234
	Hutchison Whampoa Ltd.	5,445,090	32,071
	Hong Kong Exchanges
	& Clearing Ltd.	2,607,500	30,034
	Hang Seng Bank Ltd.	1,950,466	21,618
	Hong Kong Electric
	Holdings Ltd.	3,538,550	20,890
	Hong Kong & China
	Gas Co., Ltd.	10,209,481	18,989
	Li & Fung Ltd.	6,033,450	16,951
	Esprit Holdings Ltd.	2,693,778	16,506
	Swire Pacific Ltd.
	A Shares	2,082,500	16,279
	Hang Lung Properties Ltd.	5,295,720	14,874
	Boc Hong Kong
	Holdings Ltd.	9,438,300	13,331
	Henderson Land
	Development Co. Ltd.	2,738,593	12,756
	Wharf Holdings Ltd.	3,511,903	11,555
	Link REIT	5,511,500	10,714
	Bank of East Asia Ltd.	3,985,400	9,460
	MTR Corp.	3,608,200	9,133
	New World
	Development Co., Ltd.	6,257,146	8,184
	Hang Lung
	Development Co., Ltd.	2,209,000	8,090
	Sino Land Co.	4,305,400	5,484
	Wheelock and Co. Ltd.	2,329,000	5,014
	Kerry Properties Ltd.	1,632,213	4,929
	Shangri-La Asia Ltd.	3,319,068	4,880
	Cheung Kong
	Infrastructure
	Holdings Ltd.	1,152,600	4,446
	NWS Holdings Ltd.	2,095,000	4,196
	Hopewell Holdings Ltd.	1,592,800	4,100
	Yue Yuen Industrial
	(Holdings) Ltd.	1,686,400	3,748
^	Cathay Pacific
	Airways Ltd.	3,027,500	3,502

			Market
			Value•
		Shares	($000)
	Kingboard Chemical
	Holdings Ltd.	1,403,500	3,402
^,*	Foxconn International
	Holdings Ltd.	5,442,238	3,354
	Hysan
	Development Co., Ltd.	1,472,811	2,675
	Wing Hang Bank Ltd.	451,009	2,663
	Chinese Estates Holdings	2,117,000	2,627
	Television Broadcasts Ltd.	721,272	2,549
	ASM Pacific Technology Ltd.	494,200	2,210
*	Pacific Basin Shipping Ltd.	4,195,000	2,074
	Lifestyle International
	Holdings, Ltd.	1,755,500	1,677
	Hong Kong Aircraft &
	Engineering Co., Ltd.	172,800	1,620
	Orient Overseas
	International Ltd.	553,724	1,586
^,*	Mongolia Energy
	Corp. Ltd.	4,690,000	1,335
	Hutchison
	Telecommunications
	International Ltd.	4,292,673	792
	Hutchison
	Telecommunications
	Holdings	4,292,673	404
			449,758
Japan (69.0%)
	Toyota Motor Corp.	7,041,665	278,700
	Mitsubishi UFJ
	Financial Group	28,055,575	153,039
	Honda Motor Co., Ltd.	4,215,572	123,546
	Canon, Inc.	2,723,749	81,510
	Takeda
	Pharmaceutical Co. Ltd.	2,080,947	73,800
	Tokyo Electric Power Co.	3,108,210	72,812
	Matsushita Electric
	Industrial Co., Ltd.	4,696,163	68,820
	Nintendo Co.	253,120	68,054
	Sony Corp.	2,564,364	66,632
	Sumitomo Mitsui
	Financial Group, Inc.	1,712,200	59,381
	NTT DoCoMo, Inc.	40,091	55,943
	Mitsubishi Corp.	3,463,300	53,298
^	Mizuho Financial
	Group, Inc.	24,257,100	51,151
	Shin-Etsu
	Chemical Co., Ltd.	1,047,900	50,931
	Nippon Telegraph and
	Telephone Corp.	1,326,100	49,968
	East Japan Railway Co.	868,000	48,911
	Seven and I
	Holdings Co., Ltd.	2,082,540	47,058
	Mitsui & Co., Ltd.	4,425,600	46,940
	Millea Holdings, Inc.	1,745,700	46,040
	Nippon Steel Corp.	13,032,343	43,816
	Astellas Pharma Inc.	1,222,198	39,742

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Kansai Electric
	Power Co., Inc.	1,949,700	39,702
	Mitsubishi Estate Co., Ltd.	3,000,000	39,213
	Nomura Holdings Inc.	6,372,100	38,453
	Chubu Electric Power Co.	1,690,400	37,164
	JFE Holdings, Inc.	1,333,300	36,417
	Fanuc Co., Ltd.	489,100	35,295
	KDDI Corp.	7,442	33,467
	Kyocera Corp.	415,200	32,246
	Fuji Photo Film Co., Ltd.	1,248,066	32,111
	Softbank Corp.	1,932,118	30,566
	Nissan Motor Co., Ltd.	5,772,020	30,127
	Hitachi Ltd.	8,601,000	30,055
	Denso Corp.	1,241,700	29,352
	Japan Tobacco, Inc.	11,492	28,872
	Daiichi Sankyo Co., Ltd.	1,720,036	28,761
	Komatsu Ltd.	2,295,468	28,639
^	Toshiba Corp.	7,859,000	26,969
	Mitsui Fudosan Co., Ltd.	2,137,557	26,896
^	Sharp Corp.	2,554,000	26,893
	Mitsubishi Heavy
	Industries Ltd.	8,185,000	26,792
	Mitsui Sumitomo
	Insurance Group
	Holdings, Inc.	968,965	26,437
	Mitsubishi Electric Corp.	4,938,000	26,299
	Sumitomo Corp.	2,874,856	25,024
	Kao Corp.	1,311,661	24,532
	Central Japan Railway Co.	4,000	23,709
	Bridgestone Corp.	1,555,359	23,184
	Sumitomo Metal
	Industries Ltd.	9,824,000	23,013
	Tohoku Electric Power Co.	1,090,300	22,741
	Tokyo Gas Co., Ltd.	5,893,000	22,342
	Kirin Brewery Co., Ltd.	2,011,048	22,128
	Murata
	Manufacturing Co., Ltd.	545,855	22,123
	Ricoh Co.	1,711,386	21,159
	Itochu Corp.	3,844,000	20,612
	Fujitsu Ltd.	4,754,000	20,366
	Tokyo Electron Ltd.	437,930	20,026
	Kyushu Electric
	Power Co., Inc.	967,600	19,969
	Secom Co., Ltd.	535,500	19,776
	Sumitomo Electric
	Industries Ltd.	1,924,300	18,746
	Keyence Corp.	105,800	18,684
	Hoya Corp.	1,054,394	18,292
	Daikin Industries Ltd.	672,989	18,105
^	Kintetsu Corp.	4,149,150	18,040
	Daiwa Securities
	Group Inc.	3,407,850	17,853
^	Resona Holdings Inc.	1,308,600	17,584
	T & D Holdings, Inc.	586,410	17,532
	Nippon Oil Corp.	3,365,479	17,513
	Eisai Co., Ltd.	643,400	17,266

			Market
			Value•
		Shares	($000)
	Suzuki Motor Corp.	901,057	16,995
	Kubota Corp.	2,790,000	16,769
	Mitsui OSK Lines Ltd.	2,926,000	16,721
	NEC Corp.	4,923,812	16,370
	Terumo Corp.	430,759	16,298
	Dai-Nippon
	Printing Co., Ltd.	1,520,741	16,098
	Rohm Co., Ltd.	257,700	15,804
	Sumitomo Chemical Co.	4,014,000	15,799
	Sumitomo Metal
	Mining Co.	1,412,000	15,768
	Osaka Gas Co., Ltd.	4,960,000	15,718
	Nidec Corp.	277,900	15,440
	Asahi Glass Co., Ltd.	2,576,200	15,393
	Marubeni Corp.	4,214,000	15,319
	Sumitomo Trust &
	Banking Co., Ltd.	3,634,388	15,209
^	Toray Industries, Inc.	3,401,740	15,007
	Shiseido Co., Ltd.	835,924	14,676
	Hankyu Corp.	3,085,958	14,423
	SMC Corp.	146,877	14,408
	TDK Corp.	314,600	14,347
	Chugoku Electric
	Power Co., Ltd.	710,590	14,318
^,*	Mitsubishi Motors Corp.	9,192,620	14,087
	Shizuoka Bank Ltd.	1,543,000	13,902
	Inpex Holdings, Inc.	2,109	13,421
	Bank of Yokohama Ltd.	3,153,000	13,370
	West Japan Railway Co.	4,344	13,322
	Shionogi & Co., Ltd.	762,362	13,116
^	Odakyu Electric
	Railway Co.	1,601,000	13,039
	Sompo Japan
	Insurance Inc.	2,143,000	12,915
	Fast Retailing Co., Ltd.	122,000	12,822
	Aeon Co., Ltd.	1,633,800	12,792
	Shikoku Electric Power	465,788	12,768
	Ajinomoto Co., Inc.	1,700,000	12,482
	Mitsubishi Chemical
	Holdings Corp.	3,268,500	12,448
	Asahi Breweries Ltd.	987,900	12,397
	Tokyu Corp.	2,905,000	12,391
	Asahi Kasei Corp.	3,044,000	12,237
	Toyoda Automatic
	Loom Works Ltd.	457,400	12,189
	Sumitomo Realty &
	Development Co.	974,372	11,688
	Nippon Yusen Kabushiki
	Kaisha Co.	2,827,000	11,580
	Nikon Corp.	870,718	11,540
	Daiwa House
	Industry Co., Ltd.	1,303,000	11,380
	Kobe Steel Ltd.	6,750,095	11,100
	Yamato Holdings Co., Ltd.	993,000	11,066
	Orix Corp.	234,976	11,005
	Tobu Railway Co., Ltd.	2,082,000	10,862

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Office Building Fund of
	Japan Inc.	1,312	10,660
	Chugai
	Pharmaceutical Co., Ltd.	571,300	10,610
	Ono
	Pharmaceutical Co., Ltd.	246,873	10,474
	Nippon Mining
	Holdings Inc.	2,248,500	10,210
	Yamada Denki Co., Ltd.	221,386	10,197
	Hokuriku Electric Power Co.	450,032	10,162
	Toppan Printing Co., Ltd.	1,339,000	10,147
	Ibiden Co., Ltd.	346,039	10,119
	Konica Minolta
	Holdings, Inc.	1,221,000	10,086
	Aisin Seiki Co., Ltd.	488,338	10,029
	Electric Power
	Development Co., Ltd.	340,340	9,926
	NGK Insulators Ltd.	646,534	9,915
	Nitto Denko Corp.	420,900	9,803
^	Japan Steel Works Ltd.	900,832	9,757
	Sekisui House Ltd.	1,123,858	9,699
^	Olympus Corp.	588,464	9,643
	Chiba Bank Ltd.	1,941,000	9,626
^	Yahoo Japan Corp.	37,822	9,442
^	OJI Paper Co., Ltd.	2,170,740	9,345
^	Dentsu Inc.	496,000	9,198
	Hokkaido Electric
	Power Co., Ltd.	494,361	9,096
	Nipponkoa
	Insurance Co., Ltd.	1,671,193	9,062
	Daito Trust
	Construction Co., Ltd.	206,184	8,598
	Hirose Electric Co., Ltd.	81,800	8,520
	Mitsubishi Materials Corp.	2,935,000	8,496
	Rakuten, Inc.	16,671	8,481
	NTT Data Corp.	3,223	8,473
^	Keihin Electric Express
	Railway Co., Ltd.	1,099,000	8,438
^	Oriental Land Co., Ltd.	133,400	8,410
	Keio Electric
	Railway Co., Ltd.	1,475,000	8,374
	JS Group Corp.	677,808	8,248
	Mitsui Trust Holding Inc.	2,507,400	8,246
	Joyo Bank Ltd.	1,783,000	8,237
^	Kawasaki Heavy
	Industries Ltd.	3,828,000	8,205
	Trend Micro Inc.	268,500	8,176
	Matsushita Electric
	Works, Ltd.	956,000	7,779
	Omron Corp.	518,700	7,753
	Ohbayashi Corp.	1,564,000	7,679
	Japan Real Estate
	Investment Corp.	1,078	7,627
	Kuraray Co., Ltd.	877,000	7,546
	JGC Corp.	563,000	7,382
	Uni-Charm Corp.	105,500	7,342

			Market
			Value•
		Shares	($000)
	Nippon Express Co., Ltd.	2,040,000	7,275
	Nippon Electric
	Glass Co., Ltd.	892,097	7,259
	Benesse Corp.	189,657	7,258
	Shimizu Corp.	1,505,000	7,209
	Makita Corp.	311,900	7,202
*	Sanyo Electric Co., Ltd.	4,316,000	7,143
^	Isetan Mitsukoshi
	Holdings Ltd.	840,580	7,066
	Kurita Water Industries Ltd.	287,800	7,011
	Sony Financial Holdings, Inc.	2,219	6,982
	Sankyo Co., Ltd.	136,600	6,929
	Lawson Inc.	177,700	6,911
	Toyo Seikan Kaisha Ltd.	416,300	6,894
^	TonenGeneral Sekiyu K.K.	722,000	6,867
^	Nippon Paper Group, Inc.	229,000	6,500
	The Hachijuni Bank Ltd.	1,095,550	6,455
	Toyota Tsusho Corp.	542,604	6,408
	Bank of Kyoto Ltd.	786,000	6,309
	Kajima Corp.	2,155,000	6,217
	The Iyo Bank, Ltd.	620,331	6,189
	Sumitomo Heavy
	Industries Ltd.	1,472,000	6,121
	Fukuoka Financial
	Group, Inc.	1,971,600	6,076
	Advantest Corp.	381,836	6,045
	Fuji Heavy Industries Ltd.	1,496,189	6,025
^	All Nippon
	Airways Co., Ltd.	1,641,000	5,992
	Taisho Pharmaceutical Co.	327,000	5,983
	Kawasaki Kisen Kaisha Ltd.	1,556,000	5,863
	Mazda Motor Corp.	2,350,422	5,853
	Kyowa Hakko Kogyo Co.	659,589	5,833
	Teijin Ltd.	2,258,000	5,790
	Sekisui Chemical Co.	1,100,000	5,776
	Amada Co., Ltd.	929,000	5,753
	Nitori Co., Ltd.	101,968	5,738
	Nissin Food
	Products Co., Ltd.	211,000	5,734
	JSR Corp.	459,600	5,600
	Tanabe Seiyaku Co., Ltd.	573,000	5,469
	Stanley Electric Co.	384,300	5,457
	Yamaha Motor Co., Ltd.	512,100	5,413
	Isuzu Motors Ltd.	3,238,728	5,407
	Hokuhoku Financial
	Group, Inc.	3,034,400	5,353
	Santen
	Pharmaceutical Co., Ltd.	189,200	5,343
	J. Front Retailing Co., Ltd.	1,297,400	5,329
	Taisei Corp.	2,446,000	5,318
*	MEIJI Holdings Co., Ltd.	172,926	5,278
	The Chugoku Bank, Ltd.	417,439	5,258
	Yamaguchi Financial
	Group, Inc.	539,473	5,212
	Shinsei Bank, Ltd.	3,947,046	5,163
	Toho Gas Co., Ltd.	1,212,297	5,161

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	IHI Corp.	3,379,000	5,133
	SBI Holdings, Inc.	42,828	5,117
	Nomura Research
	Institute, Ltd.	286,280	5,091
	Namco Bandai
	Holdings Inc.	510,600	5,081
	Aioi Insurance Co., Ltd.	1,156,000	5,074
	Shimano, Inc.	170,900	5,056
	Nippon Sanso Corp.	719,000	5,034
	Gunma Bank Ltd.	1,008,000	5,023
	NSK Ltd.	1,124,000	5,003
	The Suruga Bank, Ltd.	578,000	4,956
	Yamaha Corp.	428,500	4,896
	Sojitz Holdings Corp.	3,156,100	4,891
	Brother Industries Ltd.	600,162	4,878
	Ube Industries Ltd.	2,577,000	4,859
	Mitsui Chemicals, Inc.	1,626,000	4,856
	Furukawa Electric Co.	1,617,000	4,839
	The Hiroshima Bank, Ltd.	1,272,650	4,825
	Sumco Corp.	327,916	4,818
	Hisamitsu
	Pharmaceutical Co. Inc.	170,345	4,808
	Nippon Meat Packers, Inc.	466,000	4,798
	Takashimaya Co.	759,972	4,744
	JTEKT Corp.	490,323	4,729
	Credit Saison Co., Ltd.	418,052	4,696
	Mitsubishi Gas
	Chemical Co.	993,000	4,640
	Casio Computer Co.	604,900	4,635
	Nisshin Seifun Group Inc.	448,600	4,619
	Seiko Epson Corp.	325,000	4,590
	Showa Denko K.K.	3,030,000	4,565
	77 Bank Ltd.	883,000	4,525
^,*	Japan Airlines System Co.	2,293,000	4,475
	Susuken Co., Ltd.	180,820	4,467
	Toyo Suisan Kaisha, Ltd.	227,000	4,438
	Daihatsu Motor Co., Ltd.	490,507	4,434
	Kaneka Corp.	757,982	4,395
	Jupiter
	Telecommunications
	Co., Ltd.	6,179	4,348
	Nippon Sheet
	Glass Co., Ltd.	1,533,000	4,343
	THK Co., Inc.	309,400	4,291
^	Yakult Honsha Co., Ltd.	248,300	4,275
	Kamigumi Co., Ltd.	664,000	4,265
	Sega Sammy Holdings Inc.	469,232	4,248
	NGK Spark Plug Co.	439,682	4,242
	Showa Shell Sekiyu K.K.	480,600	4,228
	Tsumura & Co.	153,300	4,198
	Idemitsu Kosan Co. Ltd.	56,247	4,154
	FamilyMart Co., Ltd.	150,500	4,141
	Taiheiyo Cement Corp.	2,311,000	4,057
	Cosmo Oil Co., Ltd.	1,402,000	3,984
	Mizuho Trust &
	Banking Co., Ltd.	3,831,950	3,984

			Market
			Value•
		Shares	($000)
	Shimadzu Corp.	641,787	3,923
	Ushio Inc.	301,800	3,916
	Tokyu Land Corp.	1,165,000	3,899
	Shimamura Co., Ltd.	55,900	3,873
	Toho Co., Ltd.	290,300	3,834
	Konami Corp.	255,449	3,791
	Mediceo Paltac
	Holdings Co., Ltd.	374,461	3,789
	Citizen Watch Co., Ltd.	824,300	3,771
^	Hitachi Construction
	Machinery Co.	274,878	3,756
	Mitsui Engineering &
	Shipbuilding Co., Ltd.	1,805,000	3,697
	Nisshin Steel Co.	1,902,000	3,670
	The Nishi-Nippon
	City Bank, Ltd.	1,819,307	3,668
	Nomura Real Estate
	Office Fund, Inc.	700	3,627
	NTN Corp.	1,086,000	3,617
	Hitachi Chemical Co., Ltd.	268,000	3,595
	Marui Co., Ltd.	649,000	3,590
	Kikkoman Corp.	401,000	3,574
	Minebea Co., Ltd.	918,000	3,558
	Mitsumi Electric Co., Ltd.	211,300	3,509
	Nisshinbo Industries, Inc.	329,000	3,470
^	Oracle Corp. Japan	97,900	3,464
	Mabuchi Motor Co.	76,000	3,443
	Mitsubishi UFJ Lease &
	Finance Company Ltd.	148,070	3,425
	Tokuyama Corp.	562,000	3,351
	Uny Co., Ltd.	456,000	3,350
	Keisei Electric
	Railway Co., Ltd.	703,000	3,343
	NOK Corp.	285,700	3,326
^	Hitachi Metals Ltd.	420,320	3,315
^	Toto Ltd.	660,000	3,292
	Toyoda Gosei Co., Ltd.	165,200	3,250
	Dai Nippon
	Pharmaceutical Co., Ltd.	409,100	3,247
^	Yamazaki Baking Co., Ltd.	309,000	3,167
	Shinko Securities Co., Ltd.	1,348,000	3,143
	Japan Retail Fund
	Investment Corp.	884	3,091
	Nissan Chemical
	Industries, Ltd.	369,000	3,078
^,*	Elpida Memory Inc.	283,300	3,034
	Yokogawa Electric Corp.	587,397	3,031
	Tosoh Corp.	1,311,000	3,011
	Sumitomo Rubber
	Industries Ltd.	435,000	2,998
	Kansai Paint Co., Ltd.	556,000	2,969
^	Acom Co., Ltd.	122,935	2,951
	Daicel Chemical
	Industries Ltd.	699,000	2,937
	Alfresa Holdings Corp.	75,400	2,925
	Square Enix Co., Ltd.	161,500	2,906

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Mitsui Mining &
	Smelting Co., Ltd.	1,452,000	2,875
	Japan Petroleum
	Exploration Co., Ltd.	72,785	2,873
^	Mitsubishi Rayon Co., Ltd.	1,372,000	2,856
	Tokyo Steel
	Manufacturing Co.	278,500	2,853
	Yaskawa Electric Corp.	610,380	2,841
	USS Co., Ltd.	62,580	2,836
	Kinden Corp.	339,000	2,828
	Dowa Mining Co., Ltd.	699,000	2,779
	Mitsubishi Logistics Corp.	291,000	2,775
	Denki Kagaku Kogyo K.K.	1,232,000	2,735
	Hakuhodo DY Holdings Inc.	59,230	2,717
	Sapporo Holdings Ltd.	652,000	2,716
^	DeNA Co., Ltd.	751	2,692
	Asics Corp.	408,139	2,653
	Daido Steel Co., Ltd.	778,000	2,592
	Seven Bank, Ltd.	1,088	2,569
	Japan Prime Realty
	Investment Corp.	1,444	2,487
	Dai-Nippon Ink &
	Chemicals, Inc.	1,514,000	2,472
	Hitachi
	High-Technologies Corp.	174,675	2,445
	Obic Co., Ltd.	17,940	2,435
	Fuji Electric
	Holdings Co., Ltd.	1,416,000	2,435
	Leopalace21 Corp.	327,900	2,402
	Alps Electric Co., Ltd.	443,800	2,373
	NTT Urban
	Development Corp.	2,921	2,368
	Tokyo Tatemono Co., Ltd.	691,000	2,347
	Coca-Cola West
	Japan Co., Ltd.	141,000	2,318
	Aeon Credit
	Service Co. Ltd.	201,390	2,297
	Yamato Kogyo Co., Ltd.	100,300	2,278
	Sapporo Hokuyo
	Holdings, Inc.	769,400	2,223
^	Nomura Real Estate
	Holdings Inc.	133,700	2,189
^	Matsui Securities Co., Ltd.	306,700	2,174
	Aozora Bank, Ltd.	1,704,000	2,159
	AEON Mall Co., Ltd.	163,900	2,146
	Toyota Boshoku Corp.	169,200	2,146
	Canon Sales Co. Inc.	174,900	2,115
	Haseko Corp.	3,306,155	2,083
^	Promise Co., Ltd.	157,050	2,075
^	Ito En, Ltd.	164,600	2,016
	Onward Kashiyama Co., Ltd.	329,000	1,990
^	Maruichi Steel Tube Ltd.	97,300	1,968
^	JAFCO Co., Ltd.	86,300	1,928
	Hino Motors, Ltd.	667,000	1,919
	Dowa Fire & Marine
	Insurance Co.	443,000	1,910

			Market
			Value•
		Shares	($000)
	NHK Spring Co.	406,000	1,877
	Shinko Electric
	Industries Co., Ltd.	174,153	1,717
^	Itochu Techno-Science Corp.	74,900	1,703
	Otsuka Corp.	40,464	1,505
^	Takefuji Corp.	272,110	1,463
^	Osaka Titanium
	Technologies Co.	46,626	1,410
	Tokyo Broadcasting
	System Holdings, Inc.	98,800	1,388
	Fuji Television Network, Inc.	1,228	1,369
	Hikari Tsushin, Inc.	66,000	1,351
	ABC-Mart Inc.	65,100	1,334
*	NEC Electronics Corp.	95,200	1,004
*	Dowa Mining Co., Ltd.
	Rights Exp. 1/29/10	425,000	84
			4,560,592
New Zealand (0.3%)
	Telecom Corp. of
	New Zealand Ltd.	4,650,820	7,437
	Fletcher Building Ltd.	1,493,392	5,642
	Contact Energy Ltd.	746,134	2,405
	Auckland International
	Airport Ltd.	2,518,589	2,362
	Sky City Entertainment
	Group Ltd.	1,435,124	2,222
			20,068
Singapore (3.5%)
	Singapore
	Telecommunications Ltd.	20,327,964	34,929
	DBS Group Holdings Ltd.	4,370,741	27,786
	Oversea-Chinese
	Banking Corp., Ltd.	6,379,068	25,141
	United Overseas
	Bank Ltd.	3,112,567	23,991
	Keppel Corp., Ltd.	3,254,500	12,993
	Capitaland Ltd.	6,484,342	11,962
	Singapore Airlines Ltd.	1,366,010	9,825
	Singapore Exchange Ltd.	2,176,370	9,129
	Singapore Press
	Holdings Ltd.	3,861,833	7,550
	Singapore Technologies
	Engineering Ltd.	3,430,407	5,918
	City Developments Ltd.	1,273,412	5,511
	Wilmar International Ltd.	2,111,000	5,044
	CapitaMall Trust	5,664,381	4,740
	Sembcorp Industries Ltd.	2,505,393	4,583
	ComfortDelGro Corp. Ltd.	4,791,586	4,568
	Fraser & Neave Ltd.	2,467,500	4,337
	Noble Group Ltd.	4,215,600	3,652
	Olam International Ltd.	3,049,100	3,596
	Jardine Cycle N
	Carriage Ltd.	364,128	3,483
	Golden
	Agri-Resources Ltd.	13,313,040	3,285
	Ascendas REIT	3,445,000	3,095

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Genting International PLC	7,426,000	3,039
	SembCorp Marine Ltd.	2,099,800	2,956
	United Overseas Land Ltd.	1,336,546	1,990
	Parkway Holdings Ltd.	2,285,705	1,849
	Cosco Corp. Singapore Ltd.	2,309,000	1,574
	Neptune Orient Lines Ltd.	1,327,000	1,154
			227,680
Total Common Stocks
(Cost $9,977,950)			6,548,509
Temporary Cash Investments (5.7%)[1]
Money Market Fund (5.5%)
2,3	Vanguard Market
	Liquidity Fund, 0.355% 358,266,000		358,266

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.2%)
4	Federal Home Loan
	Mortgage Corp.,
	0.592%, 8/26/09	4,000	3,998
4,5	Federal Home Loan
	Mortgage Corp.,
	0.391%, 9/21/09	10,000	9,989
			13,987
Total Temporary Cash Investments
(Cost $372,242)			372,253
Total Investments (104.8%)
(Cost $10,350,192)			6,920,762
Other Assets and Liabilites (–4.8%)
Other Assets			69,849
Liabilities[3]			(384,800)
			(314,951)
Net Assets (100%)			6,605,811

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	10,954,448
Undistributed Net Investment Income	61,785
Accumulated Net Realized Losses	(992,004)
Unrealized Appreciation (Depreciation)
Investment Securities	(3,429,430)
Futures Contracts	9,730
Foreign Currencies and Forward
Currency Contracts	1,282
Net Assets	6,605,811

Investor Shares—Net Assets
Applicable to 393,963,916 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,048,007
Net Asset Value Per Share—
Investor Shares	$7.74

Admiral Shares—Net Assets
Applicable to 13,399,075 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	678,434
Net Asset Value Per Share—
Admiral Shares	$50.63

Signal Shares—Net Assets
Applicable to 7,931,067 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	139,496
Net Asset Value Per Share—
Signal Shares	$17.59

Pacific Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 207,849,204 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,609,613
Net Asset Value Per Share—
Institutional Shares	$7.74

ETF Shares—Net Assets
Applicable to 27,600,630 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,130,261
Net Asset Value Per Share—
ETF Shares	$40.95

•	See Note A in Notes to Financial Statements.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $314,508,000.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 4.7%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $338,422,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

5 Securities with a value of $9,989,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Dividends[1]	111,356
Interest[2]	1,077
Security Lending	3,342
Total Income	115,775
Expenses
The Vanguard Group—Note B
Investment Advisory Services	178
Management and Administrative—Investor Shares	4,394
Management and Administrative—Admiral Shares	392
Management and Administrative—Signal Shares	77
Management and Administrative—Institutional Shares	515
Management and Administrative—ETF Shares	626
Marketing and Distribution—Investor Shares	908
Marketing and Distribution—Admiral Shares	110
Marketing and Distribution—Signal Shares	27
Marketing and Distribution—Institutional Shares	283
Marketing and Distribution—ETF Shares	211
Custodian Fees	699
Shareholders’ Reports—Investor Shares	25
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	5
Trustees’ Fees and Expenses	7
Total Expenses	8,459
Net Investment Income	107,316
Realized Net Gain (Loss)
Investment Securities Sold	(636,118)
Futures Contracts	(38,867)
Foreign Currencies and Forward Currency Contracts	3,157
Realized Net Gain (Loss)	(671,828)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	204,038
Futures Contracts	35,162
Foreign Currencies and Forward Currency Contracts	(313)
Change in Unrealized Appreciation (Depreciation)	238,887
Net Increase (Decrease) in Net Assets Resulting from Operations	(325,625)

1 Dividends are net of foreign withholding taxes of $4,607,000.

2 Interest income from an affiliated company of the fund was $240,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	107,316	344,567
Realized Net Gain (Loss)	(671,828)	597,304
Change in Unrealized Appreciation (Depreciation)	238,887	(8,006,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	(325,625)	(7,064,508)
Distributions
Net Investment Income
Investor Shares	(90,208)	(247,822)
Admiral Shares	(13,868)	(29,349)
Signal Shares	(2,869)	(6,128)
Institutional Shares	(32,221)	(59,339)
ETF Shares	(22,623)	(34,784)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(161,789)	(377,422)
Capital Share Transactions
Investor Shares	(1,644,970)	(1,532,226)
Admiral Shares	(34,796)	34,355
Signal Shares	(5,011)	31,639
Institutional Shares	38,482	93,372
ETF Shares	(7,734)	519,132
Net Increase (Decrease) from Capital Share Transactions	(1,654,029)	(853,728)
Total Increase (Decrease)	(2,141,443)	(8,295,658)
Net Assets
Beginning of Period	8,747,254	17,042,912
End of Period[1]	6,605,811	8,747,254

1 Net Assets—End of Period includes undistributed net investment income of $61,785,000 and $100,521,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.94	$14.19	$12.13	$10.39	$8.63	$7.80
Investment Operations
Net Investment Income	.106	.281	.236	.190	.156	.121
Net Realized and Unrealized Gain (Loss)
on Investments	(.166)	(6.228)	2.091	1.710	1.761	.814
Total from Investment Operations	(.060)	(5.947)	2.327	1.900	1.917	.935
Distributions
Dividends from Net Investment Income	(.140)	(.303)	(.267)	(.160)	(.157)	(.105)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.140)	(.303)	(.267)	(.160)	(.157)	(.105)
Net Asset Value, End of Period	$7.74	$7.94	$14.19	$12.13	$10.39	$8.63

Total Return[1]	–0.75%	–42.71%	19.52%	18.39%	22.48%	12.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,048	$5,065	$11,281	$7,814	$5,202	$3,471
Ratio of Total Expenses to
Average Net Assets	0.29%[2]	0.22%	0.22%	0.27%	0.32%	0.34%
Ratio of Net Investment Income to
Average Net Assets	2.80%[2]	2.32%	1.80%	1.73%	1.76%	1.57%
Portfolio Turnover Rate[3]	9%[2]	9%	3%	2%	7%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$52.04	$92.94	$79.43	$68.05	$56.47	$51.05
Investment Operations
Net Investment Income	.730	1.933	1.613	1.302	1.069	.835
Net Realized and Unrealized Gain (Loss)
on Investments	(1.133)	(40.773)	13.714	11.185	11.583	5.318
Total from Investment Operations	(.403)	(38.840)	15.327	12.487	12.652	6.153
Distributions
Dividends from Net Investment Income	(1.007)	(2.060)	(1.817)	(1.107)	(1.072)	(.733)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.007)	(2.060)	(1.817)	(1.107)	(1.072)	(.733)
Net Asset Value, End of Period	$50.63	$52.04	$92.94	$79.43	$68.05	$56.47

Total Return[1]	–0.76%	–42.62%	19.64%	18.46%	22.68%	12.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$678	$737	$1,292	$1,128	$720	$314
Ratio of Total Expenses to
Average Net Assets	0.18%[2]	0.12%	0.12%	0.17%	0.20%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.91%[2]	2.42%	1.90%	1.83%	1.90%	1.69%
Portfolio Turnover Rate[3]	9%[2]	9%	3%	2%	7%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	June 4,
	Ended	Ended	2007[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$18.08	$32.28	$30.53
Investment Operations
Net Investment Income	.254	.667	.250
Net Realized and Unrealized Gain (Loss) on Investments	(.395)	(14.158)	1.500
Total from Investment Operations	(.141)	(13.491)	1.750
Distributions
Dividends from Net Investment Income	(.349)	(.709)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.349)	(.709)	—
Net Asset Value, End of Period	$17.59	$18.08	$32.28

Total Return[2]	–0.77%	–42.61%	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$139	$150	$247
Ratio of Total Expenses to Average Net Assets	0.18%[3]	0.12%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	2.92%[3]	2.42%	1.90%[3]
Portfolio Turnover Rate[4]	9%[3]	9%	3%

1 Inception.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.96	$14.22	$12.15	$10.41	$8.64	$7.81
Investment Operations
Net Investment Income	.113	.300	.251	.206	.180	.134
Net Realized and Unrealized Gain (Loss)
on Investments	(.175)	(6.242)	2.102	1.710	1.760	.814
Total from Investment Operations	(.062)	(5.942)	2.353	1.916	1.940	.948
Distributions
Dividends from Net Investment Income	(.158)	(.318)	(.283)	(.176)	(.170)	(.118)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.158)	(.318)	(.283)	(.176)	(.170)	(.118)
Net Asset Value, End of Period	$7.74	$7.96	$14.22	$12.15	$10.41	$8.64

Total Return[1]	–0.77%	–42.62%	19.72%	18.52%	22.74%	12.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,610	$1,610	$2,720	$1,788	$1,280	$754
Ratio of Total Expenses to
Average Net Assets	0.13%[2]	0.09%	0.09%	0.12%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.96%[2]	2.45%	1.93%	1.88%	1.95%	1.76%
Portfolio Turnover Rate[3]	9%[2]	9%	3%	2%	7%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

ETF Shares
	Six Months				March 4,
	Ended				2005[1] to
For a Share Outstanding	April 30,	Year Ended October 31,			Oct. 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$42.10	$75.17	$64.24	$55.09	$50.71
Investment Operations
Net Investment Income	.590	1.573	1.314	1.060	.750
Net Realized and Unrealized Gain (Loss)
on Investments	(.917)	(32.974)	11.089	9.020	3.630
Total from Investment Operations	(.327)	(31.401)	12.403	10.080	4.380
Distributions
Dividends from Net Investment Income	(.823)	(1.669)	(1.473)	(.930)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.823)	(1.669)	(1.473)	(.930)	—
Net Asset Value, End of Period	$40.95	$42.10	$75.17	$64.24	$55.09

Total Return	–0.77%	–42.61%	19.65%	18.43%	8.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,130	$1,186	$1,503	$693	$164
Ratio of Total Expenses to
Average Net Assets	0.18%[2]	0.11%	0.12%	0.18%	0.18%[2]
Ratio of Net Investment Income to
Average Net Assets	2.91%[2]	2.43%	1.90%	1.82%	1.89%[2]
Portfolio Turnover Rate[3]	9%[2]	9%	3%	2%	7%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund

Pacific Stock Index Fund

may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net

Pacific Stock Index Fund

assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $1,609,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.64% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2009, the fund realized net foreign currency gains of $9,743,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2009, the fund realized gains on the sale of passive foreign investment companies of $5,994,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2008, on passive foreign investment company holdings at April 30, 2009, was $3,497,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2009, the fund realized $311,392,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $532,747,000 to offset future net capital gains of $1,920,000 through October 31, 2009, $68,660,000 through October 31, 2010, $4,471,000 through October 31, 2011, $4,674,000 through October 31, 2013, and $453,022,000 through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2009, the cost of investment securities for tax purposes was $10,353,689,000. Net unrealized depreciation of investment securities for tax purposes was $3,432,927,000, consisting of unrealized gains of $85,524,000 on securities that had risen in value since their purchase and $3,518,451,000 in unrealized losses on securities that had fallen in value since their purchase.

Pacific Stock Index Fund

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
Topix Index	576	49,237	8,439
S&P ASX 200 Index	191	13,212	1,291

At April 30, 2009, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
			Contract Amount (000)		(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/24/2009	AUD	17,095	USD	12,512	1,301

AUD—Australian dollar.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency losses of $19,000 resulting from the translation of other assets and liabilities at April 30, 2009.

D. During the six months ended April 30, 2009, the fund purchased $498,605,000 of investment securities and sold $2,142,324,000 of investment securities, other than temporary cash investments.

Pacific Stock Index Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	472,978	64,634	2,411,768	203,868
Issued in Lieu of Cash Distributions	89,093	11,571	244,964	19,319
Redeemed[1]	(2,207,041)	(319,880)	(4,188,958)	(380,723)
Net Increase (Decrease)—Investor Shares	(1,644,970)	(243,675)	(1,532,226)	(157,536)
Admiral Shares
Issued	52,151	1,070	226,260	2,951
Issued in Lieu of Cash Distributions	11,409	227	24,546	296
Redeemed[1]	(98,356)	(2,049)	(216,451)	(2,998)
Net Increase (Decrease)—Admiral Shares	(34,796)	(752)	34,355	249
Signal Shares
Issued	39,995	2,295	119,279	4,249
Issued in Lieu of Cash Distributions	2,555	146	5,089	176
Redeemed[1]	(47,561)	(2,796)	(92,729)	(3,794)
Net Increase (Decrease)—Signal Shares	(5,011)	(355)	31,639	631
Institutional Shares
Issued	238,312	32,715	918,220	82,517
Issued in Lieu of Cash Distributions	29,986	3,894	51,874	4,047
Redeemed[1]	(229,816)	(30,967)	(876,722)	(75,668)
Net Increase (Decrease)—Institutional Shares	38,482	5,642	93,372	10,896
ETF Shares
Issued	108,883	2,620	541,682	8,588
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(116,617)	(3,200)	(22,550)	(400)
Net Increase (Decrease)—ETF Shares	(7,734)	(580)	519,132	8,188

1	Net of redemption fees for fiscal 2008 and 2009 of $102,000 and $911,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

Pacific Stock Index Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them:

			Forward
	Investments	Futures	Currency
	in Securities	Contracts	Contracts
Valuation Inputs	($000)	($000)	($000)
Level 1—Quoted prices	361,675	9,730	1,301
Level 2—Other significant observable inputs	6,559,087	—	—
Level 3—Significant unobservable inputs	—	—	—
Total	6,920,762	9,730	1,301

Emerging Markets Stock Index Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	778	733	1,813
Turnover Rate[3]	17%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.39%
Admiral Shares	0.27%
Signal Shares	0.27%
Institutional Shares	0.20%
ETF Shares	0.27%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	5.2%	5.1%	9.1%
Consumer Staples	5.2	5.2	8.3
Energy	15.7	15.8	11.5
Financials	22.4	22.7	24.0
Health Care	2.4	2.5	6.8
Industrials	7.8	7.8	10.4
Information Technology	12.6	12.1	6.7
Materials	13.4	13.4	10.5
Telecommunication
Services	11.4	11.5	7.0
Utilities	3.9	3.9	5.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.93
Beta	1.00	1.27

Ten Largest Holdings[6] (% of total net assets)

Petroleo Brasileiro SA	integrated oil
	and gas	3.9%
Samsung
Electronics Co., Ltd.	semiconductors	2.7
Companhia Vale	diversified metals
do Rio Doce	and mining	2.6
China Mobile	wireless
(Hong Kong) Ltd.	telecommunication
	services	2.5
OAO
Gazprom-Sponsored ADR	integrated oil
(London Shares)	and gas	2.0
Teva Pharmaceutical
Industries Ltd.	pharmaceuticals	1.9
Taiwan Semiconductor
Manufacturing Co., Ltd.	semiconductors	1.8
America Movil SA de CV	wireless
	telecommunication
	services	1.5
China Construction Bank	diversified banks	1.3
China Life	life and health
Insurance Co., Ltd.	insurance	1.2
Top Ten		21.4%

1 MSCI Emerging Markets Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 The expense ratios shown are from the prospectus dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratios were 0.38% for Investor Shares, 0.26% for Admiral Shares, 0.26% for Signal Shares, 0.20% for Institutional Shares, and 0.27% for ETF Shares.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6 The holdings listed exclude any temporary cash investments and equity index futures.

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
China	17.9%	17.8%
Brazil	14.6	14.7
South Korea	13.9	13.9
Taiwan	12.1	11.7
South Africa	7.6	7.5
India	6.6	6.5
Russia	6.4	6.4
Mexico	4.5	4.5
Israel	3.2	3.1
Malaysia	3.0	3.0
Indonesia	1.7	1.6
Turkey	1.5	1.4
Chile	1.4	1.4
Thailand	1.4	1.3
Poland	1.2	1.2
Other Emerging Markets	3.0	4.0

1 MSCI Emerging Markets Index.

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Emerging Markets Stock Index Fund
Investor Shares[3]	5/4/1994	–47.26%	5.56%	7.78%
Fee-Adjusted Returns[4]		–47.51	5.46	7.73
Admiral Shares	6/23/2006	–47.23	–5.53[5]	—
Fee-Adjusted Returns[4]		–47.48	–5.69[5]	—
Signal Shares	1/19/2007	–47.22	–16.97[5]	—
Fee-Adjusted Returns[4]		–47.47	–17.16[5]	—
Institutional Shares	6/22/2000	–47.17	5.74	5.86[5]
Fee-Adjusted Returns[4]		–47.43	5.64	5.80[5]
ETF Shares	3/4/2005
Market Price		–47.37	0.85[5]	—
Net Asset Value		–47.21	0.87[5]	—

1 Six months ended April 30, 2009.

2 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index in USD thereafter.

3 Returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Performance figures are adjusted for the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions.

5 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.2%)[1]
Argentina (0.1%)
* Telecom Argentina
SA ADR	679,678	6,287
Petrobras Energia
Participaciones SA ADR	786,732	5,067
^ Banco Macro Bansud
SA ADR	315,781	3,789
Tenaris SA	180,000	2,302
		17,445
Brazil (14.5%)
Petroleo Brasileiro SA Pfd.	16,310,112	220,702
Petroleo Brasileiro SA	11,742,196	197,675
Companhia Vale do Rio
Doce Pfd. Class A	9,177,177	128,877
Banco Itau
Holding Financeira SA	7,957,735	110,517
Companhia Vale do
Rio Doce	6,312,038	104,963
Banco Bradesco SA	7,405,900	92,026
Petroleo Brasileiro SA
Series A ADR	2,780,776	75,025
Companhia Vale do Rio
Doce Sponsored ADR	5,268,478	72,336
Petroleo Brasileiro
SA ADR	2,067,175	69,395
Itau Unibanco Banco
Multiplo SA	5,011,574	68,809
Companhia Vale do Rio
Doce ADR	3,695,343	61,010
Itausa-Investimentos
Itau SA	14,045,415	60,058
Companhia de Bebidas
das Americas Pfd.	825,709	46,417
OGX Petroleo e Gas
Participacoes SA	88,506	37,158
BM&F BOVESPA SA	8,561,730	35,202
Banco Bradesco SA ADR	2,723,397	33,443
Redecard SA	2,315,302	29,140

			Market
			Value•
		Shares	($000)
	Usiminas-Usinas
	Siderugicas de Minas
	Gerais SA Pfd.	1,752,655	25,998
	Companhia Siderurgica
	Nacional SA	1,331,860	24,581
	Companhia Energetica de
	Minas Gerais Pfd.	1,792,632	21,661
	Tele Norte Leste
	Participacoes SA Pfd.	1,362,863	21,368
	Gerdau SA Pfd.	2,959,500	21,254
	Centrais Electricas
	Brasileiras SA	1,562,531	20,687
	Companhia Siderurgica
	Nacional SA ADR	1,084,554	20,086
	Bradespar SA Pfd.	1,560,811	19,495
	Banco do Brasil SA	2,273,765	19,476
	Centrais Electricas
	Brasileiras SA Pfd.
	B Shares	1,414,659	18,238
	Metalurgica Gerdau SA	1,890,032	17,942
	Ultrapar Participacoes S.A.	533,648	14,913
	Vivo Participacoes SA Pfd.	909,656	14,628
	Brasil Telecom
	Participacoes SA	485,528	13,963
	All America
	Latina Logistica	2,675,013	13,736
	CPFL Energia SA	819,689	12,432
	Companhia de Bebidas
	das Americas ADR	207,996	11,727
	Perdigao SA	780,062	11,493
	Gerdau SA ADR	1,583,006	11,239
	Souza Cruz SA	527,835	11,237
	Natura Cosmeticos SA	886,259	10,527
*	Net Servicos de
	Comunicacao SA	1,254,241	10,268
	Companhia de
	Concessoes Rodoviarias	823,940	9,862
	Lojas Americanas SA Pfd.	2,283,298	9,492
	Cyrela Brazil Realty SA	1,460,664	9,295

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Companhia Brasileira de
	Distribuicao Grupo Pao de
	Acucar ADR	286,585	9,254
	Embraer-Empresa Brasileira
	de Aeronautica SA ADR	542,230	8,795
	Tele Norte Leste
	Participacoes SA	444,381	8,380
	Electropaulo
	Metropolitana SA	638,813	8,332
	Companhia Energetica de
	Minas Gerais ADR	527,540	7,939
	Telmar Norte Leste SA	311,000	7,814
	CESP - Companhia
	Energetica de Sao Paulo	1,069,169	7,571
	Lojas Renner SA	828,763	7,519
	Tractebel Energia SA	901,959	7,433
	Empresa Brasileira de
	Aeronautica SA	1,795,049	7,298
	Brasil Telecom
	Participacoes SA Pfd.	929,726	7,263
	Companhia de Saneamento
	Basico do Estado de
	Sao Paulo	508,882	7,242
*	Banco Nossa Caixa SA	219,600	7,187
*	Gafisa SA	809,438	7,085
	JBS SA	2,458,615	6,941
*	GVT Holding SA	520,135	6,872
	Tele Norte Leste
	Participacoes ADR	441,893	6,871
	Gerdau SA	1,174,550	6,600
	Fertilizantes Fosfatados SA	859,865	6,533
	AES Tiete SA	748,700	6,198
	B2W Com Global Do Varejo	384,511	6,104
	Usinas Siderurgicas de
	Minas Gerais SA	425,333	5,855
*	Suzano Papel e Celulose SA	902,511	5,727
	Votorantim Celulose e
	Papel SA Pfd.	620,569	5,387
	Energias do Brasil SA	434,595	5,273
	Brasil Telecom SA Pfd.	811,832	5,066
	Companhia de Transmissao
	de Energia
	Electrica Paulista	233,000	5,003
	Tim Participacoes SA Pfd.	2,967,732	4,962
	Companhia Paranaense de
	Energia-COPEL ADR	382,302	4,794
	MRV Engenharia e
	Participacoes SA	459,532	4,558
	Klabin SA	3,038,903	4,387
	Companhia de Saneamento
	Basico do Estado de
	Sao Paulo ADR	153,820	4,341
	Companhia Paranaense de
	Energia-COPEL	339,439	4,246
*	Cosan SA Industria
	e Comercio	653,950	3,985

			Market
			Value•
		Shares	($000)
	Banco do Estado do Rio
	Grande do Sul SA	1,204,736	3,935
	Porto Seguro SA	643,718	3,879
	Duratex SA Pfd.	489,392	3,803
*	Tam SA	538,096	3,638
^	Aracruz Celulose SA ADR	262,286	3,132
*	Braskem SA	1,089,924	3,127
	Sadia SA Pfd.	1,431,777	2,754
	Tim Participacoes SA ADR	145,225	2,419
	Sadia SA ADR	403,629	2,301
	Brasil Telecom
	Participacoes SA ADR	44,346	1,728
	Aracruz Celulose SA Pfd.
	B Shares	994,205	1,195
	Companhia Brasileira de
	Distribuicao Grupo Pao
	de Acucar Pfd.	48,169	779
*	Companhia de Bebidas
	das Americas Pfd.
	Rights Exp. 5/29/09	2,597	33
			2,089,889
Chile (1.4%)
	Empresas Copec SA	2,666,374	26,675
	Empresa Nacional de
	Electricidad SA	13,934,753	17,797
	Enersis SA	55,790,730	16,686
	Empresas CMPC SA	709,893	15,851
	Empresa Nacional de
	Electricidad SA ADR	308,153	11,818
	Enersis SA ADR	722,612	10,832
	Sociedad Quimica y
	Minera de Chile SA	337,642	10,696
	Cencosud SA	5,189,411	10,267
	Banco Santander
	Chile SA ADR	285,801	10,120
*	Colburn SA	50,801,162	9,999
	Sociedad Quimica y
	Minera de Chile SA ADR	312,614	9,850
	Empresa Nacional de
	Telecomunicaciones SA	780,591	9,191
	Lan Airlines SA	997,213	9,085
	CAP SA	545,669	8,836
*	S.A.C.I. Falabella SA	2,116,019	6,966
	Vina Concha y Toro SA	3,516,013	5,832
	Compania Cervecerias
	Unidas SA	878,527	5,210
	Banco de Credito
	e Inversiones	228,955	4,880
	Banco Santander
	Chile SA	54,517,082	1,850
*	Vina Concha Y Toro S.A.
	Rights Exp. 5/15/09	136,891	8
			202,449
China (17.8%)
	China Mobile
	(Hong Kong) Ltd.	41,839,467	361,293

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
^	China Construction Bank	312,348,493	180,325
	China Life
	Insurance Co., Ltd.	49,145,000	172,593
^	Industrial and
	Commercial Bank of
	China Ltd. Class H	288,679,159	164,224
	PetroChina Co. Ltd.	147,113,679	128,220
	CNOOC Ltd.	109,043,152	121,727
	Bank of China	316,895,525	117,497
	China Petroleum &
	Chemical Corp.	116,668,620	90,680
	China Shenhua
	Energy Co. Ltd.
	H Shares	22,459,500	62,096
^	Tencent Holdings Ltd.	6,230,804	55,072
^	Ping An Insurance
	(Group) Co. of
	China Ltd.	8,897,488	54,964
^	China Overseas Land
	& Investment Ltd.	28,353,234	49,383
	China Unicom Ltd.	41,549,048	48,150
	China Telecom Corp. Ltd.	96,355,683	47,433
	China Communications
	Construction Co., Ltd.	29,254,954	34,699
^	China Merchants
	Bank Co., Ltd. Class H	18,489,000	33,035
^	Bank of
	Communications Ltd.
	Class H	40,059,968	32,219
	China Resources Power
	Holdings Co., Ltd.	10,198,680	22,854
	Fujian Zijin Mining
	Industry Co., Ltd.	28,478,120	21,812
^	Aluminum Corp. of
	China Ltd.	27,304,120	20,911
*,^	Anhui Conch
	Cement Co. Ltd.	3,062,202	20,298
	China Coal Energy Co.	23,438,000	20,003
^	China Citic Bank	42,915,162	19,488
^	Hengan International
	Group Co. Ltd.	4,511,000	18,813
*,^	China Railway
	Group, Ltd.	26,230,616	17,898
^	China Merchants
	Holdings
	International Co. Ltd.	7,599,008	17,875
^	China National Building
	Material Co., Ltd.	8,226,359	17,195
*,^	China Railway
	Construction Corp.	12,195,528	16,851
	Sino-Ocean Land
	Holdings Ltd.	21,671,765	15,926
	China Resources
	Enterprise Ltd.	8,431,947	14,850

			Market
			Value•
		Shares	($000)
^	Huaneng Power
	International, Inc.
	H Shares	21,713,208	14,798
^	China Resources
	Land Ltd.	8,182,000	14,633
^	China COSCO
	Holdings Co., Ltd.	17,883,500	14,483
	Denway Motors Ltd.	34,283,773	14,336
	Tingyi Holding Corp.	11,689,428	14,253
	Dongfeng Motor Corp.	19,152,044	14,252
	China Mengniu
	Dairy Co., Ltd.	7,560,916	13,448
^	Belle International
	Holdings Ltd.	17,486,073	13,322
	Shanghai Industrial
	Holding Ltd.	3,728,245	12,703
	Yanzhou Coal
	Mining Co. Ltd.
	H Shares	13,202,688	12,453
^	Beijing Enterprises
	Holdings Ltd.	2,728,000	11,992
^	Guangzhou R&F
	Properties Co. Ltd.	7,022,400	11,292
	Beijing Datang Power
	Generation Co., Ltd.	23,475,754	11,265
	CITIC Pacific Ltd.	7,653,112	11,154
^	Jiangxi Copper Co. Ltd.	9,314,208	10,879
*,^	BYD Co. Ltd.	4,024,255	10,572
^	Shimao Property
	Holdings Ltd.	9,002,362	9,998
	China Shipping
	Development Co.	8,711,482	9,922
^	China High Speed
	Transmission Equipment
	Group Co., Ltd.	5,512,872	9,849
^	Parkson Retail Group Ltd.	7,759,975	9,745
*,^	PICC Property and
	Casualty Co., Ltd.	17,215,551	9,717
	China Everbright Ltd.	4,988,880	9,654
^	Li Ning Co., Ltd.	4,680,068	9,578
	Inner Mongolia Yitai
	Coal Co., Ltd.	2,160,100	9,374
^	Angang Steel Co., Ltd.	7,644,924	9,081
	Zhejiang
	Expressway Co., Ltd.	10,185,152	8,687
	Lenovo Group Ltd.	31,881,309	8,678
	China Oilfield
	Services Ltd.	10,502,000	8,584
	Agile Property
	Holdings, Inc.	11,491,177	8,545
	China Vanke Co., Ltd.	8,100,780	8,523
^	Beijing Capital
	International
	Airport Co., Ltd.	12,995,654	8,207

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	China Insurance
	International
	Holdings Co., Ltd.	4,892,007	8,153
*,^	Alibaba.com, Ltd.	6,874,687	8,103
^	Chaoda Modern
	Agriculture Holdings Ltd.	14,031,775	7,977
	Air China Ltd.	16,971,713	7,932
	CNPC Hong Kong Ltd.	15,574,330	7,727
	Cosco Pacific Ltd.	7,903,296	7,500
^	China Yurun Food
	Group Ltd.	6,283,120	7,441
	Guangdong
	Investment Ltd.	17,819,936	7,341
^	Shanghai Electric
	Group Co., Ltd. Class H	20,513,365	7,313
*,^	Country Garden
	Holdings Co.	22,414,307	7,311
	China Communication
	Services Corp. Ltd.	12,234,000	7,182
	Want Want China
	Holdings Ltd.	13,533,500	6,748
^	Sinofert Holdings, Ltd.	14,428,000	6,691
*	China Dongxiang
	Group Co.	13,560,000	6,585
^	ZTE Corp.	1,900,449	6,407
	GOME Electrical
	Appliances
	Holdings Ltd.	41,754,920	6,034
	Jiangsu
	Expressway Co. Ltd.
	H Shares	8,534,139	6,026
^	China Shipping Container
	Lines Co. Ltd.	24,302,618	5,816
	Tsingtao Brewery Co., Ltd.	2,210,000	5,719
	Sinopec Shanghai
	Petrochemical Co. Ltd.	16,672,912	5,661
*,^	China Huiyuan Juice Ltd.	8,055,690	5,517
	Shui On Land Ltd.	12,848,964	5,508
	Huabao International
	Holdings Ltd.	7,335,000	5,185
*	Soho China	10,598,568	5,086
	Yantai Changyu Pioneer
	Wine Co., Ltd.	1,150,440	5,046
^	Maanshan Iron and
	Steel Co. Ltd.	12,361,134	5,014
*	China Agri-Industries
	Holdings Ltd.	9,734,534	4,986
	China Bluechemical, Ltd.	8,958,000	4,752
	Shanghai Zhenhua Port
	Machinery Co., Ltd.
	Class B	4,521,199	4,709
	Shanghai Lujiazui Finance
	& Trade Zone
	Development Co., Ltd.
	Class B	3,308,500	4,654

		Market
		Value•
	Shares	($000)
^ The Guangshen
Railway Co., Ltd.	9,904,471	4,429
Fosun International	10,991,630	3,861
Weichai Power Co., Ltd.
Class H	1,358,800	3,845
China Travel International	20,417,380	3,564
Harbin Power
Equipment Co., Ltd.	4,557,867	3,410
China International Marine
Containers
(Group) Co., Ltd.	5,280,359	3,339
Dongfang
Electrical Corp Ltd.	1,130,000	2,948
		2,557,881
Colombia (0.2%)
Bancolombia SA ADR	1,490,731	34,809

Czech Republic (0.7%)
Ceske Energeticke
Zavody a.s.	1,454,404	59,331
Cesky Telecom a.s.	809,310	17,387
Komercni Banka a.s.	112,798	15,157
* Central European Media
Enterprises Ltd.	204,961	3,474
Unipetrol a.s.	535,590	3,270
		98,619
Egypt (0.4%)
Orascom Construction
Industries GDR	487,592	28,060
Orascom Telecom
Holding SAE GDR	922,285	25,496
		53,556
Hungary (0.5%)
*,^ OTP Bank Nyrt.	1,997,733	25,730
^ MOL Hungarian Oil and
Gas Nyrt.	402,006	19,153
Richter Gedeon Nyrt.	100,851	13,168
Magyar Tavkozlesi Nyrt.	3,460,966	8,052
		66,103
India (6.5%)
Reliance Industries Ltd.	4,348,427	158,390
Infosys Technologies Ltd.	3,176,969	96,604
Housing Development
Finance Corp. Ltd.	1,451,486	50,452
Oil and Natural Gas
Corp. Ltd.	1,917,986	33,370
ICICI Bank Ltd.	3,359,180	32,509
ITC Ltd.	7,538,372	28,589
Hindustan Lever Ltd.	6,004,499	28,273
HDFC Bank Ltd.	1,268,209	28,117
Bharat Heavy
Electricals Ltd.	810,765	27,006
Larsen & Toubro Ltd.	1,373,058	24,358
NTPC Ltd.	5,715,459	21,850
ICICI Bank Ltd. ADR	1,011,926	20,876

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Reliance
	Communication Ventures	4,251,687	18,461
	Tata Consultancy
	Services Ltd.	1,343,908	16,820
	HDFC Bank Ltd. ADR	215,556	15,955
	Axis Bank Ltd.	1,361,145	15,255
	Sterlite Industries
	(India) Ltd.	1,706,080	14,244
	Jindal Steel & Power Ltd.	426,453	14,007
	Gail India Ltd.	2,610,746	13,458
	Hero Honda Motors Ltd.	550,402	13,092
	Sun Pharmaceutical
	Industries Ltd.	424,665	10,948
	Cipla Ltd.	2,192,164	10,628
	Reliance Energy Ltd.	732,407	10,286
	Jaiprakash Associates Ltd.	3,644,387	10,207
	Wipro Ltd.	1,508,669	10,001
	Tata Power Co. Ltd.	532,575	9,611
	Mahindra & Mahindra Ltd.	920,826	9,039
	State Bank of India	342,111	8,829
	Grasim Industries Ltd.	241,895	8,627
*	Reliance Petroleum Ltd.	3,709,124	8,342
	Reliance Capital Ltd.	771,155	8,161
	Maruti Udyog Ltd.	476,392	7,822
	Tata Motors Ltd.	1,540,169	7,631
*	Cairn India Ltd.	1,931,064	7,240
	Infrastructure
	Development
	Finance Co., Ltd.	4,452,419	6,900
	Steel Authority of India Ltd.	3,129,443	6,894
	Ambuja Cements Ltd.	4,209,662	6,879
*	GMR Infrastructure Ltd.	2,985,335	6,805
	DLF Ltd.	1,430,098	6,630
	Kotak Mahindra Bank	845,667	6,575
*	Essar Oil Ltd.	2,124,818	6,188
	Power Grid Corp of
	India Ltd	3,141,713	5,871
	Tata Iron and Steel Co. Ltd.	1,219,970	5,870
	Hindalco Industries Ltd.	5,127,607	5,567
	Sesa Goa Ltd.	2,452,421	5,520
^	Wipro Ltd. ADR	527,243	4,946
	United Spirits Ltd.	345,403	4,940
	Associated
	Cement Cos. Ltd.	369,681	4,854
	Bharat
	Petroleum Corp. Ltd.	607,930	4,725
*	Reliance Natural
	Resources, Ltd.	4,033,032	4,591
	Dr. Reddy’s
	Laboratories Ltd.	393,566	4,328
	JSW Steel Ltd.	602,405	4,169
	Dr. Reddy’s
	Laboratories Ltd. ADR	343,966	3,766
	Siemens India Ltd.	569,883	3,544
	Asea Brown Boveri
	India Ltd.	343,296	3,369

			Market
			Value•
		Shares	($000)
	Zee Entertainment
	Enterprises	1,421,344	3,241
	Tata Communications Ltd.	277,268	3,086
	HCL Technologies Ltd.	1,132,040	2,972
	State Bank of India GDR	47,357	2,642
	Aditya Birla Nuvo Ltd.	229,795	2,441
*	Glenmark
	Pharmaceuticals Ltd.	667,731	2,429
	Ranbaxy Laboratories Ltd.	708,309	2,375
	Indian Hotels Co. Ltd.	2,200,976	2,191
	Unitech, Ltd.	2,407,944	2,153
	Tata Communications
	Ltd. ADR	76,976	1,775
			937,294
Indonesia (1.7%)
	PT Telekomunikasi
	Indonesia Tbk	70,837,979	51,470
	PT Bank Central Asia Tbk	87,323,224	27,374
	PT Astra International Tbk	14,236,590	23,988
	PT Bank Rakyat
	Indonesia Tbk	38,231,800	20,743
	PT Perusahaan
	Gas Negara Tbk	74,342,980	18,075
	PT Bumi Resources Tbk	128,426,052	17,662
	PT Bank Mandiri Tbk	53,228,524	13,834
	PT United Tractors Tbk	10,973,370	9,272
	PT Unilever Indonesia Tbk	11,076,230	8,076
	PT Bank Danamon Tbk	21,746,349	6,356
*	PT Lippo Karawaci Tbk	82,057,000	6,245
	PT Tambang Batubara
	Bukit Asam Tbk	6,336,786	5,633
	PT Indonesian
	Satellite Corp. Tbk	10,525,773	5,517
	PT International Nickel
	Indonesia Tbk	15,600,150	4,994
	PT Semen Gresik Tbk	11,474,320	4,398
	PT Indocement Tunggal
	Prakarsa Tbk (Local)	7,979,103	4,374
	PT Astra Agro Lestari Tbk	2,805,180	4,146
	PT Aneka Tambang Tbk	27,203,659	3,634
	PT Indofood Sukses
	Makmur Tbk	29,123,796	3,491
*	PT Bank Pan
	Indonesia Tbk
	Warrants Exp. 7/10/09	7,066,431	100
			239,382
Israel (3.2%)
	Teva Pharmaceutical
	Industries Ltd.	5,529,693	242,769
	Israel Chemicals Ltd.	3,589,879	29,532
*	Check Point Software
	Technologies Ltd.	1,211,251	28,065
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	597,397	26,220
	Bank Leumi Le-Israel	7,201,957	18,002

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Bank Hapoalim Ltd.	7,131,691	16,244
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	7,537,547	11,869
*	NICE Systems Ltd.	431,048	11,070
	Partner
	Communications Co. Ltd.	577,622	9,495
	Makhteshim-Agan
	Industries Ltd.	1,981,256	8,722
	Elbit Systems Ltd.	168,872	8,540
	The Israel Corp. Ltd.	16,878	7,108
	Cellcom Israel Ltd.	297,371	6,480
	United Mizrahi Bank Ltd.	857,424	4,744
	Ormat Industries Ltd.	536,937	4,056
*	Koor Industries Ltd.	153,354	3,366
	Israel Discount Bank Ltd.	3,442,932	3,223
	Discount
	Investment Corp. Ltd.	224,679	3,129
	Delek Group, Ltd.	32,775	3,037
	Gazit-Globe (1982) Ltd.	465,436	2,559
	Oil Refineries Ltd.	6,736,412	2,437
*	Africa-Israel
	Investments Ltd.	131,208	2,048
	Delek Real Estate Holding	230,736	226
			452,941
Malaysia (3.0%)
	Bumiputra-Commerce
	Holdings Bhd.	18,622,432	41,930
	Sime Darby Bhd.	16,385,913	30,257
	Malayan Banking Bhd.	24,694,458	29,969
	IOI Corp. Bhd.	24,100,855	28,887
	Genting Bhd.	15,704,690	20,526
	Malaysia International
	Shipping Corp.,
	Bhd. (Foreign)	7,882,365	19,537
	Tenaga Nasional Bhd.	9,270,546	19,062
	Public Bank Bhd.	7,527,147	18,137
	Resorts World Bhd.	21,029,910	14,229
	Digi.com Bhd.	2,227,655	13,946
	British American
	Tobacco Bhd.	1,023,005	12,771
	YTL Corp., Bhd.	5,887,462	11,717
	PPB Group Bhd.	3,860,944	11,468
	Kuala Lumpur
	Kepong Bhd.	3,483,008	11,310
	AMMB Holdings Bhd.	12,836,658	11,266
	PLUS Expressways Bhd.	10,965,582	10,156
	Petronas Gas Bhd.	3,606,428	9,510
	YTL Power
	International Bhd.	14,892,627	8,645
	Telekom Malaysia Bhd.	7,623,740	8,162
	IJM Corp. Bhd.	5,550,250	7,763
	Berjaya Sports Toto Bhd.	5,561,956	7,672
	Gamuda Bhd.	11,024,888	7,393
	UMW Holdings
	Malaysia Bhd.	4,506,360	7,200

			Market
			Value•
		Shares	($000)
	SP Setia Bhd.	6,140,452	6,083
	Hong Leong Bank Bhd.	3,647,136	5,879
	Tanjong Public Ltd. Co.	1,428,036	5,632
*	Axiata Group Bhd.	8,334,640	5,133
	Bursa Malaysia Bhd.	2,561,852	4,399
	Petronas Dagangan Bhd.	1,940,300	4,302
	RHB Capital Bhd.	3,518,935	4,059
	Alliance Financial
	Group Bhd.	6,955,117	4,007
	IGB Corp., Bhd.	7,544,300	3,796
	Lafarge Malayan
	Cement Bhd.	2,802,620	3,548
	KLCC Property
	Holdings Bhd.	3,863,700	3,447
	Malaysia
	Mining Corp., Bhd.	6,505,700	3,186
	Hong Leong Financial
	Group Bhd.	2,192,300	3,074
*	Airasia Bhd.	9,355,648	3,064
	Asiatic Development Bhd.	2,020,400	2,771
	Parkson Holdings, Bhd.	2,190,995	2,547
	Astro All Asia
	Networks PLC	3,446,490	2,465
	Malaysian Airline
	System Bhd.	2,624,400	2,308
			431,213
Mexico (4.5%)
	America Movil SA de CV	134,866,059	220,967
	Wal-Mart de Mexico SA	20,687,978	56,418
	Grupo Televisa SA CPO	17,088,134	52,925
	Fomento Economico
	Mexicano UBD	15,092,568	42,634
	Cemex SA CPO	51,479,586	38,183
	Telefonos de Mexico SA	42,614,669	34,077
	Grupo Elektra SA de CV	521,670	21,989
	Grupo Mexico SA de CV	27,917,010	21,940
	Telmex Internacional
	SAB de CV	39,192,077	20,382
*	Carso Global Telecom
	SAB de CV	4,981,218	17,780
	Grupo Financerio
	Banorte SA de CV	9,136,030	14,360
	Kimberly Clark de
	Mexico SA de CV
	Series A	3,944,148	14,258
	Grupo Financiero
	Inbursa, SA de CV	4,794,602	12,943
*	Grupo Modelo SA	3,711,847	10,768
	Grupo Carso SA de CV
	Series A1	4,110,066	10,670
	Grupo Bimbo SA	2,131,488	9,638
	Industrias Penoles, SA
	de CV	730,040	7,957
	Coca-Cola Femsa SA
	de CV	1,952,121	7,643
*	Empresas ICA SA de CV	3,375,317	6,122

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Mexichem SA de CV	5,243,684	4,668
	Banco Conpartamos
	SA de CV	1,830,973	4,561
*	Desarrolladora Homex
	SA de CV	1,442,890	4,512
	Grupo Aeroportuario del
	Pacifico SA	1,884,907	3,828
	Alfa SA de CV Series A	2,044,831	3,567
*	URBI Desarrollos Urbanos
	SA de CV	3,260,893	3,533
	Grupo Aeroportuario del
	Pacifico SA ADR	146,917	3,021
			649,344
Peru (0.6%)
	Credicorp Ltd.	412,459	20,706
	Compania de Minas
	Buenaventura SA	769,132	16,509
	Southern Copper Corp.
	(U.S. Shares)	857,816	15,930
	Southern Copper Corp.	688,493	12,840
	Compania de Minas
	Buenaventura SA ADR	579,950	12,272
*	Compania Minera
	Milpo SA	3,312,679	7,666
	Credicorp Ltd.
	(U.S. Shares)	66,911	3,347
			89,270
Philippines (0.5%)
	Philippine Long Distance
	Telephone Co.	401,810	18,233
	Bank of Philippine Islands	9,924,099	8,080
	Ayala Corp.	1,367,326	6,232
	Manila Electric Co.	3,283,532	6,205
	SM Investments Corp.	1,103,256	5,544
	SM Prime Holdings, Inc.	31,139,302	5,396
	Ayala Land, Inc.	40,098,650	5,294
	Globe Telecom, Inc.	259,503	4,393
	Banco De Oro	6,553,391	4,059
	Jollibee Foods Corp.	3,379,759	3,205
	Metropolitan Bank &
	Trust Co.	4,757,710	2,942
	PNOC Energy
	Development Corp.	37,836,503	2,811
	International Container
	Terminal Services, Inc.	5,598,226	1,477
			73,871
Poland (1.2%)
	Bank Polska Kasa Opieki
	Grupa Pekao SA	835,100	29,905
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	3,548,108	28,217
	Telekomunikacja Polska SA	4,855,538	25,508
	Polski Koncern Naftowy SA	2,297,459	18,067
	KGHM Polska Miedz SA	867,355	15,199
	Polish Oil & Gas	8,611,278	9,850

			Market
			Value•
		Shares	($000)
	Asseco Poland SA	410,891	6,454
*	Globe Trade Centre SA	996,355	5,296
	Bank Zachodni WBK SA	177,100	4,651
*	PBG SA	66,494	4,069
*	Getin Holding SA	2,536,485	3,922
	Bank Handlowy W
	Warszawie	250,904	3,887
	TVN SA	1,224,104	3,519
	Polimex Mostostal SA	2,850,750	3,328
*	Bank Rozwoju
	Eksportu SA	73,762	3,290
	Cyfrowy Polsat, S.A.	631,154	2,588
	Orbis SA	206,197	2,266
*	Grupa Lotos SA	451,332	2,258
*	Bank Slaski w
	Katowicach SA	26,781	2,177
*	Cersanit-Krasnystaw SA	577,504	1,880
	BIG Bank Gdanski SA	2,039,066	1,616
			177,947
Russia (6.4%)
	OAO Gazprom-Sponsored
	ADR (London Line)	16,497,408	289,446
	LUKOIL Sponsored ADR	3,267,368	143,380
	Sberbank	60,284,925	49,942
	MMC Norilsk Nickel ADR	6,065,270	49,823
	Mobile TeleSystems ADR	1,401,650	46,451
	Rosneft Oil Co. GDR	8,997,935	46,420
	Surgutneftegaz
	OJSC ADR	5,146,543	36,238
	OAO
	Vimpel-Communications
	Sponsored ADR	3,261,821	30,726
	Tatneft GDR	466,168	28,784
	Polyus Gold ADR	1,075,602	23,763
	Rostelecom ADR	432,973	23,705
*	Hydro OGK	695,784,360	18,956
	NovaTek OAO GDR	539,530	18,916
	Surgutneftegaz Pfd.	49,563,129	14,980
*	Federal Grid Co. Unified
	Energy System JSC	2,059,410,470	13,626
	Uralkali	5,330,869	12,513
	VTB Bank OJSC GDR	6,548,833	11,811
	Novolipetsk Steel GDR	568,347	8,591
	Gazprom Neft	2,469,454	6,619
	Sistema JSFC GDR	720,588	6,153
	Cherepovets MK
	Severstal GDR	1,572,629	6,026
	Mechel OAO ADR	1,076,977	5,730
	Comstar United
	Telesystems GDR	1,270,811	5,532
*	Pharmstandard-GDR	526,049	5,527
*	Wimm-Bill-Dann
	Foods ADR	121,230	5,415
	OAO TMK-GDR	458,492	3,215
*	PIK Group-GDR	865,669	1,545
			913,833

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
South Africa (7.5%)
	MTN Group Ltd.	11,073,712	143,772
	Sasol Ltd.	4,192,014	126,223
	Standard Bank Group Ltd.	8,015,574	77,448
	Impala Platinum
	Holdings Ltd.	3,760,981	71,861
	AngloGold Ltd.	1,965,692	60,382
	Naspers Ltd.	2,685,600	54,729
	Gold Fields Ltd.	4,360,324	45,353
	FirstRand Ltd.	19,916,066	30,422
	Sanlan Ltd.	14,629,173	27,304
	Anglo Platinum Ltd.	506,018	27,069
	Remgro Ltd.	3,026,441	25,759
	Telkom South Africa Ltd.	2,030,991	25,590
	ABSA Group Ltd.	2,170,182	25,028
*	Harmony Gold
	Mining Co., Ltd.	2,447,971	22,789
	Bidvest Group Ltd.	1,881,419	19,891
	Shoprite Holdings Ltd.	3,011,999	18,045
	Tiger Brands Ltd.	1,152,722	17,907
	African Bank
	Investments Ltd.	5,463,470	17,312
	Growthpoint
	Properties Ltd.	10,090,935	16,783
	Nedbank Group Ltd.	1,516,339	15,466
	Pretoria Portland
	Cement Co. Ltd.	3,610,475	13,858
	RMB Holdings Ltd.	5,232,456	13,727
	ArcelorMittal
	South Africa, Ltd.	1,444,553	13,463
	Truworths International Ltd.	3,123,079	12,465
	Massmart Holdings Ltd.	1,422,041	12,276
	Murray & Roberts
	Holdings Ltd.	2,121,636	11,842
	African Rainbow
	Minerals Ltd.	838,847	11,333
	Kumba Iron Ore Ltd.	578,322	11,028
	Aveng Ltd.	2,731,453	10,446
*	Aspen Pharmacare
	Holdings Ltd.	1,899,799	9,640
	Sappi Ltd.	3,507,007	9,361
	Steinhoff International
	Holdings Ltd.	7,532,306	9,028
	Network Healthcare
	Holdings Ltd.	7,769,161	8,520
	Foschini Ltd.	1,572,407	8,321
	Imperial Holdings Ltd.	1,230,706	7,885
	Woolworths Holdings Ltd.	5,510,980	7,774
	Investec Ltd.	1,566,893	7,413
	Exxaro Resources Ltd.	919,321	6,740
	Reunert Ltd.	1,282,860	6,340
	Barloworld Ltd.	1,457,031	6,162
	Liberty Holdings, Ltd.	837,446	5,729
	Pick'n Pay Stores Ltd.	1,586,014	5,688
	Northam Platinum Ltd.	1,005,253	3,324
			1,081,496

			Market
			Value•
		Shares	($000)
South Korea (13.8%)
	Samsung
	Electronics Co., Ltd.	590,578	272,704
2	Samsung
	Electronics Co., Ltd. GDR	355,397	80,018
	POSCO	213,248	65,762
	POSCO ADR	848,087	65,277
^	Hyundai Motor Co., Ltd.	1,062,058	56,751
^	LG Electronics Inc.	649,509	53,657
^	Hyundai Heavy
	Industries Co., Inc.	288,299	51,690
*	Shinhan Financial
	Group Co. Ltd.	1,918,089	47,454
*	KB Financial Group, Inc.	1,382,294	42,859
	KT & G Corp.	765,451	42,200
	Samsung
	Electronics Co., Ltd. Pfd.	141,599	36,620
	Samsung Fire & Marine
	Insurance Co.	261,500	35,680
	LG Chem Ltd.	319,323	35,257
	Shinsegae Co., Ltd.	97,561	34,799
*	NHN Corp.	269,563	32,600
	SK Energy Co., Ltd.	414,501	32,496
	Samsung Corp.	914,823	31,548
*,^	KB Financial
	Group, Inc. ADR	953,627	30,402
	LG. Philips LCD Co., Ltd.	1,231,866	30,231
*,^	Hynix Semiconductor Inc.	2,685,800	30,158
	Hyundai Mobis	392,676	30,135
	LG Corp.	653,932	28,947
^	Samsung Heavy
	Industries Co., Ltd.	1,112,500	26,408
	SK Holdings Co Ltd	242,179	22,402
*	Korea Electric Power Corp.	936,191	20,223
	SK Telecom Co., Ltd.	141,694	20,199
	SK Telecom Co., Ltd. ADR	1,235,529	19,361
	Shinhan Financial
	Group Co., Ltd. ADR	378,253	18,667
*	Korea Electric
	Power Corp. ADR	1,735,844	18,539
^	Samsung Securities Co. Ltd.	357,383	18,325
	Samsung SDI Co. Ltd.	234,496	16,830
^	Samsung
	Electro-Mechanics Co.	410,648	16,516
	KT Corp.	560,614	16,301
^	Hyundai Engineering &
	Construction Co., Ltd.	344,158	16,219
	Hyundai Steel Co.	378,598	15,984
^	DC Chemical Co., Ltd.	86,440	15,158
	Hana Financial Group Inc.	875,160	15,074
	S-Oil Corp.	322,423	15,048
	Daewoo Securities Co., Ltd.	883,340	14,440
^	Doosan Heavy Industries
	and Construction Co., Ltd.	216,692	14,136
	Samsung
	Engineering Co., Ltd.	219,716	13,217

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Woori Finance
	Holdings Co., Ltd.	1,665,080	12,861
	Hyundai Development Co.	412,886	12,858
	Amorepacific Corp.	23,025	12,293
	Lotte Shopping Co., Ltd.	69,660	12,167
^	GS Engineering &
	Construction Corp.	228,021	11,961
	Samsung Techwin Co., Ltd.	253,830	11,760
^	Daewoo Shipbuilding &
	Marine
	Engineering Co., Ltd.	657,442	11,691
	Cheil Industrial, Inc.	324,181	11,639
*,^	Kia Motors	1,312,754	11,505
	Hyundai Securities Co.	982,211	11,460
*	Korea Telecom Freetel	543,549	11,228
	KT Corp. ADR	778,407	11,147
^	Daewoo Engineering &
	Construction Co., Ltd.	1,229,994	10,787
	Korea Exchange Bank	1,761,070	10,034
	Kumkang Korea
	Chemical Co., Ltd.	35,877	9,952
^	Hyosung Corp.	156,222	9,710
	Yuhan Corp.	62,313	9,633
	Hyundai Mipo
	Dockyard Co., Ltd.	82,517	9,614
	LS Cable Ltd.	121,398	9,559
^	Daelim Industrial Co.	191,693	9,306
^	Mirae Asset
	Securities Co., Ltd.	158,881	9,227
	Hanwha Corp.	306,966	9,026
	GS Holdings Corp.	374,298	8,978
^	LG Household &
	Health Care Ltd.	64,775	8,912
	Kangwon Land Inc.	727,708	8,863
	Woori Investment &
	Securities Co., Ltd.	588,721	8,239
	Woongjin Coway Co., Ltd.	329,119	8,220
*,^	Industrial Bank of Korea	1,245,990	8,146
	Samsung Card Co. Ltd.	267,010	7,973
	Daewoo International Corp.	333,257	7,854
*	Korean Air Co. Ltd.	247,014	7,525
	Hankook Tire Co. Ltd.	629,446	7,505
^	Doosan Infracore Co., Ltd.	530,822	7,456
	Korea Investment
	Holdings Co., Ltd.	271,692	6,882
	Doosan Corp.	68,678	6,855
	LG Telecom Ltd.	935,655	6,564
	CJ Cheiljedang Corp.	52,511	6,472
^	STX Pan Ocean Co., Ltd.	707,370	6,362
	Hyundai Department
	Store Co., Ltd.	101,082	6,276
	Korea Zinc Co., Ltd.	58,000	6,270
*	Korea Express Co.	75,283	6,102
^	Honam Petrochemical Corp.	100,010	5,972
	Hanjin Heavy Industries
	& Construction Co., Ltd.	212,992	5,955

			Market
			Value•
		Shares	($000)
	Daegu Bank	860,835	5,911
^	Hanjin Shipping Co., Ltd.	386,310	5,880
	Dongkuk Steel Mill Co., Ltd.	254,782	5,803
	Busan Bank	1,025,739	5,626
^	STX Offshore &
	Shipbuilding Co., ltd.	320,427	5,392
	Korea Gas Corp.	160,336	5,345
	Hite Brewery Co., Ltd.	35,192	5,021
	Dongbu Insurance Co., Ltd.	239,752	4,931
	Hanwha Chemical Corp.	533,030	4,794
	Hyundai Motor Co., Ltd.
	2nd Pfd.	253,537	4,732
	SK Networks Co., Ltd.	495,110	4,588
	LG Dacom Corp.	281,490	4,313
	S1 Corp.	116,310	4,262
	Lotte Confectionery Co., Ltd.	4,974	4,005
^	LG Electronics Inc. Pfd.	115,659	3,989
*	LG Hausys Ltd.	42,655	3,823
*	Taewoong Co., Ltd.	45,061	3,316
	Taihan Electric Wire Co., Ltd.	162,562	3,225
	Kumho Industrial Co., Ltd.	164,373	2,960
	Korea Line Corp.	46,442	2,754
			1,983,761
Taiwan (11.8%)
	Taiwan Semiconductor
	Manufacturing Co., Ltd.	90,685,231	153,461
	Hon Hai Precision
	Industry Co., Ltd.	39,372,812	113,671
	Taiwan Semiconductor
	Manufacturing
	Co., Ltd. ADR	10,030,648	106,024
	MediaTek Inc.	6,161,057	64,075
	High Tech Computer Corp.	4,075,436	55,188
	China Steel Corp.	64,069,369	49,570
	Formosa Plastic Corp.	27,268,289	48,045
	Nan Ya Plastic Corp.	33,781,291	44,696
	Cathay Financial
	Holding Co.	39,695,202	44,422
	Chunghwa
	Telecom Co., Ltd.	22,945,654	43,707
	AU Optronics Corp.	34,550,737	36,758
	Asustek Computer Inc.	25,244,898	33,502
	Acer Inc.	17,129,737	32,739
	Formosa Chemicals &
	Fibre Corp.	18,912,276	30,055
	Fuhwa Financial
	Holdings Co., Ltd.	48,668,773	28,463
	Chinatrust
	Financial Holding	56,261,153	25,716
	Mega Financial
	Holding Co. Ltd.	57,120,224	23,089
	Delta Electronics Inc.	10,513,535	22,950
	Fubon Financial
	Holding Co., Ltd.	29,240,100	22,665
	United
	Microelectronics Corp.	58,384,970	22,052

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Compal Electronics Inc.	25,716,501	21,809
	Uni-President
	Enterprises Co.	20,602,609	20,688
	Quanta Computer Inc.	13,585,401	20,227
	Taiwan Cellular Corp.	12,349,485	19,501
	Formosa
	Petrochemical Corp.	8,315,000	19,348
^	United
	Microelectronics
	Corp. ADR	6,046,113	18,441
	Taiwan Cement Corp.	19,270,883	18,411
	Chunghwa
	Telecom Co., Ltd. ADR	960,573	18,155
	Siliconware Precision
	Industries Co.	13,651,860	17,708
	Far Eastern Textile Ltd.	18,442,852	17,206
	AU Optronics Corp. ADR	1,501,844	16,295
	First Financial
	Holding Co., Ltd.	29,876,597	15,781
	China Development
	Financial Holding Corp.	61,413,785	15,661
	Chi Mei
	Optoelectronics Corp.	29,938,999	14,892
	Innolux Display Corp.	12,994,689	14,330
	Far EasTone
	Telecommunications
	Co., Ltd.	11,209,043	12,739
	Asia Cement Corp.	12,223,097	12,585
	Taiwan Cooperative Bank	23,160,450	12,525
	Hau Nan Financial
	Holdings Co., Ltd.	21,349,708	12,106
	Lite-On Technology Corp.	14,278,910	11,427
	Advanced Semiconductor
	Engineering Inc.	20,392,400	11,321
	Taiwan Fertilizer Co., Ltd.	4,700,000	10,786
	Wistron Corp.	8,512,653	10,767
	Chang Hwa
	Commercial Bank	26,520,094	10,682
	SinoPac Holdings	40,534,214	10,639
	Foxconn
	Technology Co., Ltd.	3,403,313	9,359
	Shin Kong Financial
	Holdings Co.	27,517,822	8,885
	Siliconware Precision
	Industries Co. ADR	1,180,861	8,821
	Synnex Technology
	International Corp.	5,939,201	8,617
	Cheng Shin Rubber
	Industry Co., Ltd.	5,565,988	8,370
	Pou Chen Corp.	14,005,432	8,314
*	Powerchip
	Semiconductor Corp.	50,358,716	8,121
	Catcher
	Technology Co., Ltd.	3,213,821	8,084
	President Chain
	Store Corp.	3,308,985	7,967

			Market
			Value•
		Shares	($000)
	Chunghwa Picture
	Tubes, Ltd.	47,422,331	7,901
	Macronix
	International Co., Ltd.	18,755,511	7,808
	Powertech Technology Inc.	3,709,300	7,728
*	Tatung Co., Ltd.	26,923,000	7,184
	HannStar Display Corp.	29,457,202	6,785
	Epistar Corp.	3,370,414	6,634
	Novatek
	Microelectronics
	Corp., Ltd.	3,128,415	6,548
	Taishin Financial Holdings	27,130,678	6,116
	E.Sun Financial
	Holding Co., Ltd.	21,669,302	5,826
	KGI Securities Co., Ltd.	15,814,000	5,680
	Polaris
	Securities Co., Ltd.	14,876,475	5,559
	Advanced Semiconductor
	Engineering Inc. ADR	1,814,757	5,499
	Transcend Information Inc.	1,969,544	5,393
	Inventec Co., Ltd.	10,620,796	5,313
	U-Ming Marine
	Transport Corp.	2,944,600	5,310
	Realtek
	Semiconductor Corp.	3,086,710	4,992
	Largan Precision Co., Ltd.	612,074	4,911
	Tung Ho Enterprise Corp.	5,649,000	4,865
	Teco Electric &
	Machinery Co., Ltd.	12,253,000	4,847
	Walsin Lihwa Corp.	17,618,970	4,525
	Tripod Technology Corp.	2,640,710	4,340
	Taiwan Glass
	Industrial Corp.	6,020,361	4,291
	RichTek Technology Corp.	839,600	4,239
	Formosa Taffeta Co., Ltd.	6,441,868	4,140
	Everlight
	Electronics Co., Ltd.	1,957,812	4,132
	Unimicron
	Technology Corp.	6,020,754	4,065
	Nan Ya Printed Circuit
	Board Corp.	1,411,670	3,949
*	Nanya Technology Corp.	17,523,397	3,931
	Feng Hsin Iron &
	Steel Co., Ltd.	3,134,310	3,846
	Motech Industries Inc.	1,345,204	3,772
*	CMC Magnetics Corp.	17,727,700	3,764
	Eternal Chemical Co., Ltd.	5,105,996	3,669
	Mitac International Corp.	7,904,288	3,653
*	Taiwan Business Bank	16,073,000	3,631
	Far Eastern Department
	Stores Ltd.	5,816,200	3,628
	Evergreen Marine Corp.	7,237,879	3,608
*	EVA Airways Corp.	12,756,879	3,601
	Yulon Motor Co., Ltd.	5,481,128	3,489
	Wan Hai Lines Ltd.	7,501,538	3,434
	Advantech Co., Ltd.	2,161,725	3,402

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Qisda Corp.	9,501,928	3,357
	Cheng Uei Precision
	Industry Co., Ltd.	2,284,319	3,179
	Taiwan Secom Corp., Ltd.	2,096,846	3,161
*	Formosa Sumco
	Technology Corp.	1,312,000	3,134
	Yang Ming
	Marine Transport	8,812,450	3,111
	Kinsus Interconnect
	Technology Corp.	1,706,233	3,080
*	China Airlines	11,291,246	3,071
*	Inotera Memories, Inc.	5,780,620	3,035
	Sino-American Silicon
	Products, Inc.	1,207,555	2,875
	Vanguard International
	Semiconductor Corp.	6,221,396	2,307
	Compal
	Communications, Inc.	2,435,374	1,879
*	ProMOS
	Technologies Inc.	39,209,000	1,873
*	Ya Hsin Industrial Co., Ltd.	5,306,018	—
			1,691,486
Thailand (1.4%)
	PTT
	Public Co. Ltd. (Foreign)	6,063,737	32,333
	PTT Exploration and
	Production
	Public Co. Ltd. (Foreign)	8,318,418	24,181
	Kasikornbank
	Public Co. Ltd. (Foreign)	10,627,219	16,742
	Bangkok Bank
	Public Co., Ltd. (Foreign)	6,710,731	16,207
	Siam Commercial
	Bank Public
	Co. Ltd. (Foreign)	8,796,057	14,901
	Advanced Info Service
	Public Co., Ltd. (Foreign)	6,355,277	14,268
	Banpu
	Public Co. Ltd. (Foreign)	1,214,617	9,719
*	Bangkok Bank
	Public Co., Ltd. (Local)	3,138,843	7,506
*	Bank of
	Ayudhya PLC (Local)	19,600,465	6,283
	IRPC
	Public Co., Ltd. (Foreign)	72,810,160	5,822
	Siam Cement
	Public Co. Ltd. (Foreign)	1,619,907	5,574
	Thai Oil
	Public Co., Ltd. (Foreign)	6,147,500	5,567
	C.P. 7-Eleven
	Public Co. Ltd. (Foreign)	14,735,615	5,202
*	Total Access
	Communication
	Public Co. Ltd.	5,638,282	4,445
	BEC World
	Public Co. Ltd. (Foreign)	7,068,625	3,954

			Market
			Value•
		Shares	($000)
	PTT Aromatics & Refining
	Public Co. Ltd. (Foreign)	9,633,559	3,894
	Ratchaburi Electricity
	Generating Holding
	Public Co., Ltd. (Foreign)	2,916,335	3,135
	Krung Thai Bank
	Public Co. Ltd. (Foreign)	19,740,821	2,947
	PTT Chemical
	Public Co., Ltd. (Foreign)	2,445,038	2,882
	Glow Energy
	Public Co. Ltd. (Foreign)	4,261,155	2,856
*	Siam Cement
	Public Co. Ltd. (Local)	815,410	2,784
*	Thai Military
	Bank Public Co., Ltd.
	(Foreign)	145,010,144	2,287
	Land and Houses
	Public Co. Ltd. (Foreign)	19,452,847	2,244
	Airports of Thailand
	Public Co. Ltd. (Foreign)	3,249,421	1,716
*	Siam Commercial Bank
	Public Co. Ltd. (Local)	507,700	860
*	TMB Bank
	Public Co., Ltd.	27,204,000	429
*	Kasikornbank
	Public Co., Ltd. (Local)	285,600	422
*	Krung Thai Bank
	Public Co. Ltd. (Local)	2,644,000	395
*	PTT Public Co., Ltd. (Local)	43,200	230
*	Advanced Info Service
	Public Co., Ltd. (Local)	51,200	115
*	Banpu
	Public Co. Ltd. (Local)	11,200	89
			199,989
Turkey (1.5%)
*	Turkiye Garanti
	Bankasi A.S.	14,657,664	30,731
	Akbank T.A.S.	6,398,882	24,717
	Turkcell Iletisim
	Hizmetleri A.S.	4,693,921	23,986
	Turkiye Is Bankasi A.S.
	C Shares	6,881,876	19,868
*	Turk
	Telekomunikasyon A.S.	3,843,210	10,569
	Eregli Demir ve Celik
	Fabrikalari A.S.	4,219,357	10,237
	Anadolu Efes Biracilik
	ve Malt Sanayii A.S.	1,435,418	10,155
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	925,196	9,271
*	Yapi ve Kredi Bankasi A.S.	6,397,421	8,637
	Haci Omer Sabanci
	Holding A.S.	3,364,027	8,603
	Turkiye Halk Bankasi A.S.	2,310,614	8,085
	Enka Insaat ve Sanayi A.S.	1,734,061	7,379
*	BIM Birlesik Magazalar A.S.	267,009	7,294

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Turkiye Vakiflar
	Bankasi T.A.O.	5,661,603	6,410
*	KOC Holding A.S.	2,961,833	5,406
*	Asya Katilim Bankasi AS	3,354,563	3,203
*	Dogan Sirketler Grubu
	Holding A.S.	6,069,726	2,436
*	Petkim Petrokimya
	Holding A.S.	739,203	2,136
	Aksigorta A.S.	1,063,136	2,135
*	Coca-Cola Icecek A.S.	454,615	2,129
*	Tekfen Holding A.S.	880,935	1,896
*	Turk Sise ve Cam
	Fabrikalari A.S.	2,044,738	1,596
	Ford Otomotiv Sanayi A.S.	473,653	1,585
	Arcelik A.S.	932,994	1,565
			210,029
Total Common Stocks
(Cost $16,292,102)			14,252,607
Temporary Cash Investments (5.5%)[1]
Money Market Fund (5.5%)
3,4	Vanguard Market
	Liquidity Fund, 0.355%	789,452,521	789,453

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
5,6 Federal Home Loan
Bank, 0.210%, 9/28/09	7,000	6,992
Total Temporary Cash Investments
(Cost $796,446)		796,445
Total Investments (104.7%)
(Cost $17,088,548)		15,049,052
Other Assets and Liabilities (–4.7%)
Other Assets		90,398
Liabilities[4]		(768,210)
		(677,812)
Net Assets (100%)		14,371,240

Emerging Markets Stock Index Fund

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	18,320,261
Undistributed Net Investment Income	39,396
Accumulated Net Realized Losses	(1,954,268)
Unrealized Appreciation (Depreciation)
Investment Securities	(2,039,496)
Futures Contracts	4,520
Foreign Currencies	827
Net Assets	14,371,240

Investor Shares—Net Assets
Applicable to 259,780,084 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,495,136
Net Asset Value Per Share—
Investor Shares	$17.30

Admiral Shares—Net Assets
Applicable to 75,176,507 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,710,904
Net Asset Value Per Share—
Admiral Shares	$22.76

Signal Shares—Net Assets
Applicable to 14,782,692 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	323,651
Net Asset Value Per Share—
Signal Shares	$21.89

Amount
($000)
Institutional Shares—Net Assets
Applicable to 62,029,367 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,074,229
Net Asset Value Per Share—
Institutional Shares	$17.32

ETF Shares—Net Assets
Applicable to 247,155,451 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,767,320
Net Asset Value Per Share—
ETF Shares	$27.38

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $707,064,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.4% and 5.3%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of this security represented 0.6% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $745,643,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6 Securities with a value of $6,992,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Dividends[1]	124,599
Interest[2]	148
Security Lending	8,738
Total Income	133,485
Expenses
The Vanguard Group—Note B
Investment Advisory Services	237
Management and Administrative—Investor Shares	6,844
Management and Administrative—Admiral Shares	1,381
Management and Administrative—Signal Shares	237
Management and Administrative—Institutional Shares	527
Management and Administrative—ETF Shares	4,589
Marketing and Distribution—Investor Shares	990
Marketing and Distribution—Admiral Shares	239
Marketing and Distribution—Signal Shares	49
Marketing and Distribution—Institutional Shares	166
Marketing and Distribution—ETF Shares	860
Custodian Fees	2,103
Auditing Fees	4
Shareholders’ Reports—Investor Shares	90
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—Signal Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	30
Trustees’ Fees and Expenses	10
Total Expenses	18,363
Net Investment Income	115,122
Realized Net Gain (Loss)
Investment Securities Sold	(984,525)
Futures Contracts	5,633
Foreign Currencies	(6,012)
Realized Net Gain (Loss)	(984,904)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,654,503
Futures Contracts	2,720
Foreign Currencies	2,236
Change in Unrealized Appreciation (Depreciation)	2,659,459
Net Increase (Decrease) in Net Assets Resulting from Operations	1,789,677

1 Dividends are net of foreign withholding taxes of $13,903,000.

2 Interest income from an affiliated company of the fund was $120,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	115,122	649,638
Realized Net Gain (Loss)	(984,904)	163,245
Change in Unrealized Appreciation (Depreciation)	2,659,459	(16,915,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,789,677	(16,102,966)
Distributions
Net Investment Income
Investor Shares	(231,087)	(229,894)
Admiral Shares	(69,431)	(66,571)
Signal Shares	(12,807)	(8,343)
Institutional Shares	(45,949)	(24,830)
ETF Shares	(251,740)	(111,980)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(611,014)	(441,618)
Capital Share Transactions
Investor Shares	(1,064,336)	(954,191)
Admiral Shares	82,265	218,311
Signal Shares	(320,385)	207,807
Institutional Shares	46,616	471,828
ETF Shares	1,942,204	3,320,651
Net Increase (Decrease) from Capital Share Transactions	686,364	3,264,406
Total Increase (Decrease)	1,865,027	(13,280,178)
Net Assets
Beginning of Period	12,506,213	25,786,391
End of Period[1]	14,371,240	12,506,213

1 Net Assets—End of Period includes undistributed net investment income of $39,396,000 and $540,785,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$15.66	$36.78	$22.05	$16.91	$12.88	$11.04
Investment Operations
Net Investment Income	.135[1]	.780	.604[1]	.396	.307	.263
Net Realized and Unrealized Gain (Loss)
on Investments[2]	2.205	(21.313)	14.522	5.059	3.982	1.749
Total from Investment Operations	2.340	(20.533)	15.126	5.455	4.289	2.012
Distributions
Dividends from Net Investment Income	(.700)	(.587)	(.396)	(.315)	(.259)	(.172)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.700)	(.587)	(.396)	(.315)	(.259)	(.172)
Net Asset Value, End of Period	$17.30	$15.66	$36.78	$22.05	$16.91	$12.88

Total Return[3]	15.87%	–56.66%	69.59%	32.55%	33.66%	18.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,495	$5,345	$14,150	$7,202	$4,937	$2,556
Ratio of Total Expenses to
Average Net Assets	0.38%[4]	0.32%	0.37%	0.42%	0.45%	0.48%
Ratio of Net Investment Income to
Average Net Assets	1.84%[4]	2.81%	2.24%	2.20%	2.48%	2.44%
Portfolio Turnover Rate[5]	17%[4]	20%	9%	26%	15%	11%

1 Calculated based on average shares outstanding.

2 Includes increases from redemption fees of $.01, $.02, $.01, $.01, $.00, and $.00.

3 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; the 0.25% (0.50% prior to June 26, 2008) fee on all other redemptions; or the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares
	Six Months			June 23,
	Ended	Year Ended		2006[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.63	$48.47	$29.03	$25.00
Investment Operations
Net Investment Income	.189[2]	1.079	.853[2]	.222
Net Realized and Unrealized Gain (Loss) on Investments[3]	2.910	(28.099)	19.121	3.808
Total from Investment Operations	3.099	(27.020)	19.974	4.030
Distributions
Dividends from Net Investment Income	(.969)	(.820)	(.534)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.969)	(.820)	(.534)	—
Net Asset Value, End of Period	$22.76	$20.63	$48.47	$29.03

Total Return[4]	16.00%	–56.63%	69.82%	16.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,711	$1,508	$3,514	$1,491
Ratio of Total Expenses to Average Net Assets	0.26%[5]	0.20%	0.25%	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	1.96%[5]	2.93%	2.36%	2.32%[5]
Portfolio Turnover Rate[6]	17%[5]	20%	9%	26%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.01, $.03, $.01, and $.01.

4 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	Jan. 19,
	Ended	Ended	2007[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$19.85	$46.61	$30.38
Investment Operations
Net Investment Income	.183[2]	1.029	.580[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	2.795	(27.029)	15.650
Total from Investment Operations	2.978	(26.000)	16.230
Distributions
Dividends from Net Investment Income	(.938)	(.760)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.938)	(.760)	—
Net Asset Value, End of Period	$21.89	$19.85	$46.61

Total Return[4]	15.98%	–56.64%	53.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$324	$266	$385
Ratio of Total Expenses to Average Net Assets	0.26%[5]	0.20%	0.25%[5]
Ratio of Net Investment Income to Average Net Assets	1.96%[5]	2.93%	2.36%[5]
Portfolio Turnover Rate[6]	17%[5]	20%	9%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.01, $.02, and $.00.

4 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$15.71	$36.90	$22.11	$16.95	$12.90	$11.05
Investment Operations
Net Investment Income	.146[1]	.835	.686[1]	.443	.344	.287
Net Realized and Unrealized Gain (Loss)
on Investments[2]	2.218	(21.393)	14.533	5.059	3.982	1.749
Total from Investment Operations	2.364	(20.558)	15.219	5.502	4.326	2.036
Distributions
Dividends from Net Investment Income	(.754)	(.632)	(.429)	(.342)	(.276)	(.186)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.754)	(.632)	(.429)	(.342)	(.276)	(.186)
Net Asset Value, End of Period	$17.32	$15.71	$36.90	$22.11	$16.95	$12.90

Total Return[3]	16.05%	–56.61%	69.90%	32.78%	33.92%	18.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,074	$887	$1,463	$559	$468	$245
Ratio of Total Expenses to
Average Net Assets	0.20%[4]	0.15%	0.20%	0.25%	0.25%	0.33%
Ratio of Net Investment Income to
Average Net Assets	2.02%[4]	2.98%	2.41%	2.37%	2.64%	2.61%
Portfolio Turnover Rate[5]	17%[4]	20%	9%	26%	15%	11%

1 Calculated based on average shares outstanding.

2 Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.00, and $.00.

3 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the 0.25% (0.50% prior to June 26, 2008) fee on all other redemptions.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

ETF Shares
	Six Months				March 4,
	Ended				2005[1] to
For a Share Outstanding	April 30,	Year Ended October 31,			Oct. 31,
Throughout Each Period	2009	2008[2]	2007[2]	2006[2]	2005[2]
Net Asset Value, Beginning of Period	$24.83	$58.31	$34.96	$26.81	$25.28
Investment Operations
Net Investment Income	.221[3]	1.303	1.065[3]	.667	.435
Net Realized and Unrealized Gain (Loss)
on Investments[4]	3.507	(33.798)	22.955	8.022	1.095
Total from Investment Operations	3.728	(32.495)	24.020	8.689	1.530
Distributions
Dividends from Net Investment Income	(1.178)	(.985)	(.670)	(.539)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.178)	(.985)	(.670)	(.539)	—
Net Asset Value, End of Period	$27.38	$24.83	$58.31	$34.96	$26.81

Total Return	15.97%	–56.62%	69.78%	32.74%	6.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,767	$4,500	$6,275	$1,582	$375
Ratio of Total Expenses to
Average Net Assets	0.27%[5]	0.20%	0.25%	0.30%	0.30%[5]
Ratio of Net Investment Income to
Average Net Assets	1.95%[5]	2.93%	2.36%	2.32%	2.59%[5]
Portfolio Turnover Rate[6]	17%[5]	20%	9%	26%	15%

1 Inception.

2 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.

3 Calculated based on average shares outstanding.

4 Includes increases from redemption fees of $.01, $.02, $.03, $.03, and $.00.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced

Emerging Markets Stock Index Fund

more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $3,141,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax

Emerging Markets Stock Index Fund

character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2009, the fund realized net foreign currency losses of $6,012,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2009, the fund realized gains on the sale of passive foreign investment companies of $515,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2008, on passive foreign investment company holdings at April 30, 2009, was $2,157,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2009, the fund realized $167,696,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $643,327,000 to offset future net capital gains of $15,143,000 through October 31, 2012, $167,331,000 through October 31, 2014, and $460,853,000 through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2009, the cost of investment securities for tax purposes was $17,090,705,000. Net unrealized depreciation of investment securities for tax purposes was $2,041,653,000, consisting of unrealized gains of $1,991,544,000 on securities that had risen in value since their purchase and $4,033,197,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in May 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
MSCI Taiwan Index	1,800	41,904	4,520

D. During the six months ended April 30, 2009, the fund purchased $2,177,909,000 of investment securities and sold $2,045,035,000 of investment securities, other than temporary cash investments.

Emerging Markets Stock Index Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	538,411	36,194	3,872,977	135,857
Issued in Lieu of Cash Distributions	223,215	15,577	222,748	6,777
Redeemed[1]	(1,825,962)	(133,391)	(5,049,916)	(185,897)
Net Increase (Decrease)—Investor Shares	(1,064,336)	(81,620)	(954,191)	(43,263)
Admiral Shares
Issued	207,672	8,902	997,071	24,577
Issued in Lieu of Cash Distributions	60,382	3,205	58,820	1,359
Redeemed[1]	(185,789)	(10,016)	(837,580)	(25,354)
Net Increase (Decrease)—Admiral Shares	82,265	2,091	218,311	582
Signal Shares
Issued	(270,798)	4,104	301,803	8,027
Issued in Lieu of Cash Distributions	11,476	633	7,172	172
Redeemed[1]	(61,063)	(3,365)	(101,168)	(3,051)
Net Increase (Decrease)—Signal Shares	(320,385)	1,372	207,807	5,148
Institutional Shares
Issued	121,056	10,468	650,503	24,200
Issued in Lieu of Cash Distributions	28,341	1,978	16,639	505
Redeemed[1]	(102,781)	(6,872)	(195,314)	(7,891)
Net Increase (Decrease)—Institutional Shares	46,616	5,574	471,828	16,814
ETF Shares
Issued	1,963,364	66,920	3,410,974	76,025[2]
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(21,160)	(1,000)	(90,323)	(2,400)[2]
Net Increase (Decrease)—ETF Shares	1,942,204	65,920	3,320,651	73,625[2]

1	Net of redemption fees for fiscal 2009 and 2008 of $3,812,000 and $14,015,000, respectively (fund totals).
2	Shares adjusted to reflect a 2-for-1 split as of the close of business on June 13, 2008.

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Emerging Markets Stock Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	4,429,394	4,520
Level 2—Other significant observable inputs	10,613,624	—
Level 3—Significant unobservable inputs	6,034	—
Total	15,049,052	4,520

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2009:

Investments
in Securities
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2008	—
Transfers in and/or out of Level 3	6,034
Balance as of April 30, 2009	6,034

Developed Markets Index Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
Fund
Expense Ratio[1]	0.29%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	10.7%	10.8%	9.1%
Consumer Staples	9.8	9.7	8.3
Energy	8.9	8.7	11.5
Financials	23.5	23.5	24.0
Health Care	8.7	8.6	6.8
Industrials	11.6	11.6	10.4
Information Technology	5.3	5.4	6.7
Materials	8.9	9.0	10.5
Telecommunication
Services	6.1	6.1	7.0
Utilities	6.5	6.6	5.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.98	0.96
Beta	1.01	0.93

Allocation to Underlying Vanguard Funds

European Stock Index Fund Investor Shares	67.0%
Pacific Stock Index Fund Investor Shares	33.0

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
Japan	22.9%	23.8%
United Kingdom	20.3	20.7
France	10.8	10.7
Germany	8.5	8.3
Switzerland	7.9	7.8
Australia	6.6	6.8
Spain	4.4	4.3
Italy	3.6	3.6
Netherlands	3.3	2.3
Sweden	2.5	2.5
Hong Kong	2.3	2.4
Finland	1.4	1.4
Singapore	1.1	1.2
Other Developed Markets	4.4	4.2

1 The expense ratio shown is from the prospectus dated June 8, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratio was 0.29% and represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds in which the fund invested during the six-month period.

2 Reflects holdings of underlying funds. As of the end of the reporting period, the Developed Markets Index Fund was structured as a “fund of funds.” Effective June 8, 2009, the fund may pursue its investment strategy by investing directly in stocks rather than in other funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 8, 2000–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Developed Markets Index Fund[2]	5/8/2000	–46.31%	–2.11%	–2.65%

1 Six months ended April 30, 2009.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	75,507,332	1,451,251
Vanguard Pacific Stock Index Fund Investor Shares	92,189,135	713,544
Total Investment Companies (Cost $2,914,140)		2,164,795
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.355% (Cost $226)	226,434	226
Total Investments (100.0%) (Cost $2,914,366)		2,165,021
Other Assets and Liabilities (0.0%)
Other Assets		15,517
Liabilities		(15,004)
		513
Net Assets (100%)
Applicable to 305,449,354 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,165,534
Net Asset Value Per Share		$7.09

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	2,982,186
Undistributed Net Investment Income	1,380
Accumulated Net Realized Losses	(68,687)
Unrealized Appreciation (Depreciation)	(749,345)
Net Assets	2,165,534

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Income Distributions Received	122,024
Net Investment Income—Note B	122,024
Realized Net Gain (Loss) on Investment Securities Sold	(7,812)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(210,803)
Net Increase (Decrease) in Net Assets Resulting from Operations	(96,591)

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	122,024	107,155
Realized Net Gain (Loss)	(7,812)	(60,515)
Change in Unrealized Appreciation (Depreciation)	(210,803)	(1,992,254)
Net Increase (Decrease) in Net Assets Resulting from Operations	(96,591)	(1,945,614)
Distributions
Net Investment Income	(121,978)	(107,258)
Realized Capital Gain[1]	—	(1,386)
Total Distributions	(121,978)	(108,644)
Capital Share Transactions
Issued	437,058	1,208,773
Issued in Lieu of Cash Distributions	110,663	98,662
Redeemed[2]	(462,380)	(930,804)
Net Increase (Decrease) from Capital Share Transactions	85,341	376,631
Total Increase (Decrease)	(133,228)	(1,677,627)
Net Assets
Beginning of Period	2,298,762	3,976,389
End of Period[3]	2,165,534	2,298,762

1 Includes fiscal 2008 short-term gain distributions totaling $1,386,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 The fund collected redemption fees of $165,000 and $298,000, which were reallocated proportionately to the funds in which it invests.

3 Net Assets—End of Period includes undistributed net investment income of $1,380,000 and $1,334,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.79	$14.91	$12.15	$9.75	$8.43	$7.22
Investment Operations
Net Investment Income	.402	.369[1]	.305	.219	.190	.143
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(.704)	(7.097)	2.759	2.400	1.320	1.210
Total from Investment Operations	(.302)	(6.728)	3.064	2.619	1.510	1.353
Distributions
Dividends from Net Investment Income	(.398)	(.387)	(.299)	(.219)	(.190)	(.143)
Distributions from Realized Capital Gains	—	(.005)	(.005)	—	—	—
Total Distributions	(.398)	(.392)	(.304)	(.219)	(.190)	(.143)
Net Asset Value, End of Period	$7.09	$7.79	$14.91	$12.15	$9.75	$8.43

Total Return[2]	–4.12%	–46.24%	25.67%	27.27%	18.07%	18.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,166	$2,299	$3,976	$2,572	$1,623	$1,038
Ratio of Total Expenses to
Average Net Assets	0%[3]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	5.86%[4]	3.04%	2.05%	1.82%	1.77%	1.52%
Portfolio Turnover Rate	22%[4]	13%	7%	9%	10%	4%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 The acquired fund fees and expenses were 0.29% (annualized).

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations. Beginning in June 2009, the fund may also invest directly in individual stocks.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $11,015,000 to offset future net capital gains through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2009, the cost of investment securities for tax purposes was $2,914,366,000. Net unrealized depreciation of investment securities for tax purposes was $749,345,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Developed Markets Index Fund

D. During the six months ended April 30, 2009, the fund purchased $316,785,000 of investment securities and sold $226,259,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008
	Shares	Shares
	(000)	(000)
Issued	62,911	101,813
Issued in Lieu of Cash Distributions	14,874	7,287
Redeemed	(67,352)	(80,732)
Net Increase (Decrease) in Shares Outstanding	10,433	28,368

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

Institutional Developed Markets Index Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
Fund
Expense Ratio[1]	0.13%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	10.7%	10.8%	9.1%
Consumer Staples	9.8	9.7	8.3
Energy	8.9	8.7	11.5
Financials	23.5	23.5	24.0
Health Care	8.7	8.6	6.8
Industrials	11.6	11.6	10.4
Information Technology	5.3	5.4	6.7
Materials	8.9	9.0	10.5
Telecommunication
Services	6.1	6.1	7.0
Utilities	6.5	6.6	5.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.98	0.96
Beta	1.01	0.93

Allocation to Underlying Vanguard Funds

European Stock Index Fund Institutional Shares	67.0%
Pacific Stock Index Fund Institutional Shares	33.0

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
Japan	22.9%	23.8%
United Kingdom	20.3	20.7
France	10.8	10.7
Germany	8.5	8.3
Switzerland	7.9	7.8
Australia	6.6	6.8
Spain	4.4	4.3
Italy	3.6	3.6
Netherlands	3.3	2.3
Sweden	2.5	2.5
Hong Kong	2.3	2.4
Finland	1.4	1.4
Singapore	1.1	1.2
Other Developed Markets	4.4	4.2

1 The expense ratio shown is from the prospectus dated June 8, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratio was 0.13% and represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds in which the fund invested during the six-month period.

2 Reflects holdings of underlying funds. As of the end of the reporting period, the Institutional Developed Markets Index Fund was structured as a fund of funds. Effective June 8, 2009, the fund may pursue its investment strategy by investing directly in stocks rather than in other funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Institutional Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 1, 2000–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Institutional Developed Markets Index Fund[2]	6/1/2000	–46.16%	–1.94%	–2.61%

1 Six months ended April 30, 2009.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

Note: See Financial Highlights table for dividend and capital gains information.

Institutional Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
International Stock Funds (99.9%)
Vanguard European Stock Index Fund Institutional Shares	129,969,961	2,498,023
Vanguard Pacific Stock Index Fund Institutional Shares	158,387,503	1,225,919
Total Investment Companies (Cost $5,313,269)		3,723,942
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.355% (Cost $6,555)	6,555,339	6,555
Total Investments (100.0%) (Cost $5,319,824)		3,730,497
Other Assets and Liabilities (0.0%)
Other Assets		4,293
Liabilities		(9,112)
		(4,819)
Net Assets (100%)
Applicable to 530,188,391 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,725,678
Net Asset Value Per Share		$7.03

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	5,407,936
Undistributed Net Investment Income	1,740
Accumulated Net Realized Losses	(94,671)
Unrealized Appreciation (Depreciation)	(1,589,327)
Net Assets	3,725,678

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Income Distributions Received	201,823
Net Investment Income—Note B	201,823
Realized Net Gain (Loss) on Investment Securities Sold	(32,746)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(309,196)
Net Increase (Decrease) in Net Assets Resulting from Operations	(140,119)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	201,823	137,824
Realized Net Gain (Loss)	(32,746)	(51,686)
Change in Unrealized Appreciation (Depreciation)	(309,196)	(2,799,636)
Net Increase (Decrease) in Net Assets Resulting from Operations	(140,119)	(2,713,498)
Distributions
Net Investment Income	(201,492)	(138,374)
Realized Capital Gain	—	—
Total Distributions	(201,492)	(138,374)
Capital Share Transactions
Issued	756,881	2,406,003
Issued in Lieu of Cash Distributions	177,724	118,333
Redeemed[1]	(527,801)	(1,123,411)
Net Increase (Decrease) from Capital Share Transactions	406,804	1,400,925
Total Increase (Decrease)	65,193	(1,450,947)
Net Assets
Beginning of Period	3,660,485	5,111,432
End of Period[2]	3,725,678	3,660,485

1 The fund collected redemption fees of $0 and $16,000, which were reallocated proportionately to the funds in which it invests.

2 Net Assets—End of Period includes undistributed net investment income of $1,740,000 and $1,409,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.74	$14.79	$12.05	$9.67	$8.35	$7.16
Investment Operations
Net Investment Income	.417	.357[1]	.323	.229	.200	.158
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(.713)	(7.011)	2.733	2.380	1.320	1.190
Total from Investment Operations	(.296)	(6.654)	3.056	2.609	1.520	1.348
Distributions
Dividends from Net Investment Income	(.414)	(.396)	(.316)	(.229)	(.200)	(.158)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.414)	(.396)	(.316)	(.229)	(.200)	(.158)
Net Asset Value, End of Period	$7.03	$7.74	$14.79	$12.05	$9.67	$8.35

Total Return[2]	–4.07%	–46.12%	25.84%	27.41%	18.37%	19.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,726	$3,660	$5,111	$3,607	$1,748	$911
Ratio of Total Expenses to
Average Net Assets	0%[3]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	5.88%[4]	3.02%	2.25%	1.72%	1.86%	1.81%
Portfolio Turnover Rate	23%[4]	18%	11%[5]	14%	6%	19%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 The acquired fund fees and expenses were 0.13% (annualized).

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Notes to Financial Statements

Vanguard Institutional Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations. Beginning in June 2009, the fund may also invest directly in individual stocks.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $8,141,000 to offset future net capital gains through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2009, the cost of investment securities for tax purposes was $5,319,824,000. Net unrealized depreciation of investment securities for tax purposes was $1,589,327,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Institutional Developed Markets Index Fund

D. During the six months ended April 30, 2009, the fund purchased $802,633,000 of investment securities and sold $394,795,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008
	Shares	Shares
	(000)	(000)
Issued	114,106	213,601
Issued in Lieu of Cash Distributions	24,114	8,811
Redeemed	(80,852)	(95,151)
Net Increase (Decrease) in Shares Outstanding	57,368	127,261

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. “Funds of funds,” such as the Developed Markets Index Fund and Institutional Developed Markets Index Fund, have no direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund’s acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs are calculated using each fund’s acquired fund fees and expenses.

The accompanying tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	10/31/2008	4/30/2009	Period[1]
Based on Actual Fund Return
European
Investor Shares	$1,000.00	$941.62	$1.40
Admiral Shares	1,000.00	941.80	0.82
Signal Shares	1,000.00	941.90	0.87
Institutional Shares	1,000.00	942.04	0.63
ETF Shares	1,000.00	941.56	0.82
Pacific
Investor Shares	$1,000.00	$992.53	$1.43
Admiral Shares	1,000.00	992.36	0.89
Signal Shares	1,000.00	992.31	0.89
Institutional Shares	1,000.00	992.31	0.64
ETF Shares	1,000.00	992.25	0.89
Emerging Markets
Investor Shares[2]	$1,000.00	$1,158.69	$2.03
Admiral Shares[2]	1,000.00	1,159.99	1.39
Signal Shares[2]	1,000.00	1,159.83	1.39
Institutional Shares[2]	1,000.00	1,160.49	1.07
ETF Shares	1,000.00	1,159.72	1.45
Developed Markets	$1,000.00	$ 958.83	$1.41
Institutional Developed Markets	$1,000.00	$ 959.29	$0.63

1 These calculations are based on expenses incurred in the most recent six-month period, except for the Developed Markets Index Fund and Institutional Developed Markets Index Fund, for which calculations are based on the acquired fund fees and expenses charged by the underlying mutual funds in which the funds invested during the period. The annualized expense figures for the same period are 0.29% for the Developed Markets Index Fund and 0.13% for the Institutional Developed Markets Index Fund. As of the end of the reporting period, these funds were structured as “funds of funds.” Effective June 8, 2009, these funds may pursue their investment strategy by investing directly in stocks rather than in other funds. The annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.29% for Investor Shares, 0.17% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.17% for ETF Shares; Pacific Stock Index Fund—0.29% for Investor Shares, 0.18% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.18% for ETF Shares; and Emerging Markets Stock Index Fund—0.38% for Investor Shares, 0.26% for Admiral Shares, 0.26% for Signal Shares, 0.20% for Institutional Shares, and 0.27% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

2 Calculations do not reflect the fund’s 0.25% (0.50% prior to June 26, 2008) purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Six Months Ended April 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	10/31/2008	4/30/2009	Period[1]
Based on Hypothetical 5% Yearly Return
European
Investor Shares	$1,000.00	$1,023.36	$1.45
Admiral Shares	1,000.00	1,023.95	0.85
Signal Shares	1,000.00	1,023.90	0.90
Institutional Shares	1,000.00	1,024.15	0.65
ETF Shares	1,000.00	1,023.95	0.85
Pacific
Investor Shares	$1,000.00	$1,023.36	$1.45
Admiral Shares	1,000.00	1,023.90	0.90
Signal Shares	1,000.00	1,023.90	0.90
Institutional Shares	1,000.00	1,024.15	0.65
ETF Shares	1,000.00	1,023.90	0.90
Emerging Markets
Investor Shares[2]	$1,000.00	$1,022.91	$1.91
Admiral Shares[2]	1,000.00	1,023.51	1.30
Signal Shares[2]	1,000.00	1,023.51	1.30
Institutional Shares[2]	1,000.00	1,023.80	1.00
ETF Shares	1,000.00	1,023.46	1.35
Developed Markets	$1,000.00	$1,023.36	$1.45
Institutional Developed Markets	$1,000.00	$1,024.15	$0.65

1 These calculations are based on expenses incurred in the most recent six-month period, except for the Developed Markets Index Fund and Institutional Developed Markets Index Fund, for which calculations are based on the acquired fund fees and expenses charged by the underlying mutual funds in which the funds invested during the period. The annualized expense figures for the same period are 0.29% for the Developed Markets Index Fund and 0.13% for the Institutional Developed Markets Index Fund. As of the end of the reporting period, these funds were structured as “funds of funds.” Effective June 8, 2009, these funds may pursue their investment strategy by investing directly in stocks rather than in other funds. The annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.29% for Investor Shares, 0.17% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.17% for ETF Shares; Pacific Stock Index Fund—0.29% for Investor Shares, 0.18% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.18% for ETF Shares; and Emerging Markets Stock Index Fund—0.38% for Investor Shares, 0.26% for Admiral Shares, 0.26% for Signal Shares, 0.20% for Institutional Shares, and 0.27% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

2 Calculations do not reflect the fund’s 0.25% (0.50% prior to June 26, 2008) purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard European, Pacific, and Emerging Markets Stock Index Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds.

Effective June 2009, the board authorized Vanguard Developed Markets and Institutional Developed Markets Index Funds (the Developed Markets Index Funds) to track their target index by investing directly in common stocks that make up the target index or in a combination of mutual funds designed to track the target index, or both.

The board also approved an internalized management structure whereby Vanguard’s Quantitative Equity Group would provide investment advisory services to the Developed Markets Index Funds at cost.

The board determined that the funds’ investment advisory arrangements with Vanguard were in the best interests of the funds and their shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the European, Pacific, and Emerging Markets Stock Index Funds and to be provided to the Developed Markets Index Funds and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The board considered the performance of the European, Pacific, and Emerging Markets Stock Index Funds, including any periods of outperformance or underperformance of each fund’s target index and peer group. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. With respect to the Developed Markets Index Funds, the board determined that, in its management of other Vanguard index funds, the Quantitative Equity Group has a track record of consistent performance and disciplined investment processes. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board considered the cost of services to be provided to the Developed Market Index Funds and those incurred by the European, Pacific, and Emerging Markets Stock Index Funds and concluded that the funds’ advisory expense ratios were far below the average expense ratios charged by funds in their respective peer groups. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as the funds’ assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Chairman and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008)

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
This material may be used in conjunction	fund voted the proxies for securities it owned during
with the offering of shares of any Vanguard	the 12 months ended June 30. To get the report, visit
fund only if preceded or accompanied by	either www.vanguard.com or www.sec.gov.
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
relationship MSCI has with The Vanguard Group and	Public Reference Section, Securities and Exchange
any related funds.	Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q722 062009

Vanguard Total World Stock Index Fund Semiannual Report

April 30, 2009

>

For the six-month period ended April 30, 2009, Vanguard Total World Stock Index Fund returned –3.58% for the Investor Shares, –3.46% for the Institutional Shares, and –3.48% for the ETF Shares (based on net asset value).

>	The fund’s return lagged that of its benchmark index, largely as a result of temporary pricing discrepancies. The fund also fell behind the average return of global funds.
>	Most emerging markets posted positive returns for the fund, but these were countered by declines in developed markets in North America, Europe, and Asia.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	7
Performance Summary	9
Financial Statements	10
About Your Fund’s Expenses	51
Trustees Approve Advisory Arrangement	53
Glossary	54

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2009
	Ticker	Total
	Symbols	Returns
Vanguard Total World Stock Index Fund
Investor Shares	VTWSX	–3.58%
Institutional Shares[1]	VTWIX	–3.46
ETF Shares[2]	VT
Market Price		–4.55
Net Asset Value		–3.48
FTSE All-World Index		–2.52
Average Global Fund[3]		–2.54

Your Fund’s Performance at a Glance
October 31, 2008–April 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$13.71	$13.14	$0.076	$0.000
Institutional Shares	68.63	65.81	0.431	0.000
ETF Shares	33.59	32.21	0.203	0.000

1 This class of shares carries lower expenses and is available for a minimum initial investment of $5 million.

2 Vanguard ETF™ shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

3 Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

I am pleased to present the first semiannual report for Vanguard Total World Stock Index Fund. Launched in June 2008, this fund seeks to track the FTSE All-World Index, with about half of its assets in North America, about a quarter in Europe, and the remaining assets divided between developed Pacific markets and emerging markets.

For the fiscal half-year ended April 30, 2009, the fund returned –3.58% for Investor Shares, –3.46% for Institutional Shares, and –3.48% for the ETF Shares. The ETF Shares’ total return based on market price, which can temporarily diverge from net asset value, was a bit lower.

Fair-value pricing led to a larger-than-usual discrepancy between the fund’s returns and the –2.52% result for its target index (see the explanation on page 4). The fund also lagged the average return of global funds.

Global stocks across the board struggled at the beginning of the fiscal period, but showed signs of recovery in the final months. Five of the ten industry sectors posted positive returns. Emerging markets fared better than developed markets, but their gains did not offset losses in developed markets.

A volatile six months ends amid signs of hope

From November through February, stock markets worldwide moved lower as fallout from the financial crisis settled in all parts

2

of the globe. In mid-March, however, things began to turn around. Investors gained confidence and started taking on more risk. Stocks continued to rally throughout April.

Markets abroad, in aggregate, posted a positive return of about 1% for the six months. In contrast, the broad U.S. stock market returned about –7%. In April, however, the U.S. market recorded its biggest monthly gain since 1991.

Despite some encouraging signs, continued job losses and persistent uncertainty about the health of the financial sector, both in the United States and overseas, suggested that the road ahead could be bumpy.

Investor confidence boosted even the weakest U.S. bonds

The period was an erratic time for the U.S. fixed income market as well. After Lehman Brothers collapsed in September, investors steered clear of corporate bonds and instead sought safety in Treasury bonds—considered the safest, most liquid securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

Later in the period, optimism from the stock market spread to corporate bonds. High-yield—or “junk”—bonds posted record gains for the month of April. For the six months, both the Barclays Capital U.S. Aggregate Bond Index and the broad municipal bond market returned about 8%.

Market Barometer
			Total Returns
		Periods Ended April 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
MSCI All Country World Index ex USA (International)	1.31%	–42.32%	3.02%
Russell 1000 Index (Large-caps)	–7.39	–35.30	–2.32
Russell 2000 Index (Small-caps)	–8.40	–30.74	–1.45
Dow Jones U.S. Total Stock Market Index	–6.97	–34.37	–1.86

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	7.74%	3.84%	4.78%
Barclays Capital Municipal Bond Index	8.20	3.11	4.11
Citigroup 3-Month Treasury Bill Index	0.19	1.01	3.05

CPI
Consumer Price Index	–1.54%	–0.74%	2.55%

1 Annualized.

3

A note on fair-value pricing
An index fund’s return sometimes may appear to diverge from the return of its benchmark index a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

In December, the Federal Reserve Board responded to the credit crisis by lowering its target for short-term interest rates to a range of 0%–0.25%, an all-time low. After a meeting in late April, policymakers announced that lower rates had led to modest improvements in the credit market but that, overall, conditions remained weak.

Developed markets’ losses eclipsed emerging markets’ gains

Vanguard Total World Stock Index Fund’s performance during the six-month period was disappointing, reflecting the distress of global markets. Although it is little comfort, the fund’s results were close to those of its target index, aside from the temporary effect of fair-value pricing.

Stock market performance diverged widely by region. In the fall of 2008, as the credit market crisis in the United States spread, global stock markets crumbled almost in unison. By the end of March, however, emerging markets—with the exception of Eastern Europe—showed signs of resilience. China, Brazil, and South Korea were the stars, posting double-digit returns in each sector for the period. In contrast, Japan and developed markets in Europe and North America, still mired in deep recessions, continued to struggle.

Despite these varied performances, the fund’s sizeable stake in Europe, North America, and Japan—accounting for nearly 85% of assets, on average—dictated its results. Not surprisingly, the financial sector detracted the most from overall

4

performance. Double-digit declines in some of the largest commercial banks in the United States and United Kingdom dragged down returns.

Other weak spots included the health care and consumer staples sectors. In health care, some of the larger global pharmaceutical firms came under pressure from the prospect of health care reform in the United States and generic competition. In consumer staples, a slump in household-product sales hurt large U.S. companies with global operations.

Still, half of the fund’s sectors posted positive results. The strongest performers were in the information technology and materials groups. U.S. technology stocks, the best performers during the period, did well because they were well-capitalized and largely unscathed by the credit market crisis. Despite some earnings declines, these companies continue to invest in research and new products, bolstering investor confidence in their prospects. Materials companies, particularly those in emerging markets, benefited from higher commodity prices and greater demand following China’s infusion of cash into its economy.

Long-term perspective is key during uncertain times

After years of strong returns, global stocks have faced challenging headwinds during the past year. In the six months just ended, some regions showed subtle signs of a rebound. However, it is too early to say whether the worst is over.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
				Average
	Investor	Institutional	ETF	Global
	Shares	Shares	Shares	Fund
Total World Stock Index Fund	0.50%	0.25%	0.30%	1.49%

1 The fund expense ratios shown are from the prospectuses dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratios were 0.49% for Investor Shares, 0.24% for Institutional Shares, and 0.30% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

5

As always, a long-term perspective is important regardless of the markets’ short-term performance. At Vanguard, we encourage investors to maintain a diversified portfolio consisting of mutual funds holding international and U.S. stocks as well as of bond and money market funds, all in proportions that fit the individual’s goals, time horizon, and risk tolerance.

Even well-balanced portfolios have struggled recently, of course, but we believe that broad diversification among and within asset classes is the right long-term policy. Such diversification can help you weather the occasional storm while putting you in a position to benefit from a return to better times. Vanguard Total World Stock Index Fund, with its diverse mix of stocks from all over the globe, low expense ratio, and skilled management by Vanguard Quantitative Equity Group, can play an important role as part of a balanced portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

President and Chief Executive Officer

May 14, 2009

Vanguard Total World Stock Index Fund ETF
Premium/Discount: June 24, 2008[1]–April 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	40	18.52%	11	5.09%
25–49.9	48	22.23	2	0.93
50–74.9	44	20.37	1	0.46
75–100.0	34	15.74	0	0.00
>100.0	35	16.20	1	0.46
Total	201	93.06%	15	6.94%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

6

Total World Stock Index Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	2,744	2,783
Turnover Rate	19%	—
Expense Ratio[2]		—
Investor Shares	0.50%
Institutional Shares	0.25%
ETF Shares	0.30%
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	9.4%	9.3%
Consumer Staples	9.9	10.0
Energy	11.5	11.7
Financials	19.7	19.8
Health Care	9.2	9.2
Industrials	10.5	10.3
Information Technology	12.0	12.0
Materials	7.3	7.3
Telecommunication Services	5.7	5.6
Utilities	4.8	4.8

Ten Largest Holdings[3] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	1.7%
Microsoft Corp.	systems software	0.9
AT&T Inc.	integrated
	telecommunication
	services	0.8
Wal-Mart Stores, Inc.	hypermarkets and
	supercenters	0.8
Johnson & Johnson	pharmaceuticals	0.8
The Procter & Gamble Co.	household products	0.8
Royal Dutch Shell PLC	integrated oil
	and gas	0.7
International Business	computer
Machines Corp.	hardware	0.7
Chevron Corp.	integrated oil
	and gas	0.7
General Electric Co.	industrial
	conglomerates	0.7
Top Ten		8.6%

Allocation by Region (% of equity exposure)

1 FTSE All-World Index.

2 The fund expense ratios shown are from the prospectuses dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratios were 0.49% for Investor Shares, 0.24% for Institutional Shares, and 0.30% for ETF Shares.

3 The holdings listed exclude any temporary cash investments and equity index futures.

For explanations of investment terms used here, see the Glossary.

7

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Europe
United Kingdom	8.2%	8.2%
France	4.8	4.6
Germany	3.4	3.4
Switzerland	3.0	3.1
Spain	2.0	2.0
Italy	1.6	1.6
Sweden	1.0	1.0
Other European Markets	3.2	3.4
Subtotal	27.2%	27.3%
Pacific
Japan	9.2%	9.1%
Australia	2.8	2.8
Hong Kong	1.1	2.0
Other Pacific Markets	0.7	0.6
Subtotal	13.8%	14.5%
Emerging Markets
China	2.1%	1.3%
South Korea	1.8	1.8
Brazil	1.8	1.8
Taiwan	1.5	1.5
India	1.1	1.1
South Africa	1.0	1.0
Other Emerging Markets	3.2	3.2
Subtotal	12.5%	11.7%
North America
United States	43.2%	43.2%
Canada	3.3	3.3
Subtotal	46.5%	46.5%

1 FTSE All-World Index.

8

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 26, 2008–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Investor Shares[2]	6/26/2008	–40.75%
Fee-Adjusted Returns[3]		–40.89
Institutional Shares	10/9/2008	–11.10%
Fee-Adjusted Returns[3]		–11.33
ETF Shares	6/24/2008
Market Price		–41.49%
Net Asset Value		–41.58

1 Six months ended April 30, 2009.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Performance figures are adjusted for the 0.25% transaction fee on purchases but do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

Note: See Financial Highlights tables for dividend and capital gains information.

9

Total World Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.4%)
Argentina (0.1%)
Tenaris SA ADR	8,034	201

Australia (2.8%)
BHP Billiton Ltd.	59,390	1,435
Westpac Banking Corp., Ltd.	49,457	689
Commonwealth Bank
of Australia	24,166	617
National Australia Bank Ltd.	34,826	521
Australia & New Zealand
Bank Group Ltd.	40,076	462
Woolworths Ltd.	23,096	448
Westfield Group	41,932	327
Rio Tinto Ltd.	6,306	294
Wesfarmers Ltd.	17,829	293
QBE Insurance Group Ltd.	18,208	288
Woodside Petroleum Ltd.	10,141	279
CSL Ltd.	10,495	262
Newcrest Mining Ltd.	10,315	223
Origin Energy Ltd.	17,653	209
Telstra Corp. Ltd.	76,568	185
Santos Ltd.	12,443	147
Brambles Ltd.	33,696	145
^ Macquarie Group, Ltd.	5,623	136
AMP Ltd.	35,836	135
Computershare Ltd.	17,979	119
Foster’s Group Ltd.	28,442	109
Oil Search Ltd.	25,935	96
Insurance Australia
Group Ltd.	35,564	90
Suncorp-Metway Ltd.	21,002	90
Orica Ltd.	7,110	87
Wesfarmers, Ltd. Price
Protected Shares	5,265	87
Perpetual Trustees
Australia Ltd.	3,510	82
Transurban Group	22,794	74
AGL Energy Ltd.	6,639	73
Australian Stock
Exchange Ltd.	3,046	72

			Market
			Value•
		Shares	($000)
	AXA Asia Pacific
	Holdings Ltd.	23,413	66
	Coca-Cola Amatil Ltd.	9,790	65
^,*	Fortescue Metals Group Ltd.	34,276	58
	OneSteel Ltd.	34,881	56
	WorleyParsons Ltd.	4,251	56
	Amcor Ltd.	15,867	55
	Tabcorp Holdings Ltd.	9,984	54
	Stockland	23,398	53
	Leighton Holdings Ltd.	3,315	51
	Sonic Healthcare Ltd.	5,946	50
	Sims Metal Management Ltd.	3,318	48
	Tatt’s Group, Ltd.	22,662	45
	Metcash Ltd.	14,195	43
	Lion Nathan Ltd.	4,888	42
*	Paladin Resources Ltd.	12,000	40
	Incitec Pivot Ltd.	25,876	39
	Alumina Ltd.	32,955	36
	Lend Lease Corp.	6,718	35
	Harvey Norman
	Holdings Ltd.	15,035	32
	Crown Ltd.	6,480	32
	BlueScope Steel Ltd.	17,628	30
	Toll Holdings Ltd.	6,753	29
	Dexus Property Group NPV	50,130	26
	Cochlear Ltd.	695	25
	CFS Gandel Retail Trust	20,320	24
	OZ Minerals Ltd.	43,527	23
	Macquarie
	Infrastructure Group	23,672	23
	Billabong International Ltd.	2,991	23
	Nufarm Ltd.	2,085	20
	Qantas Airways Ltd.	12,867	19
	James Hardie Industries NV	5,478	18
	Commonwealth Property
	Office Fund	30,655	18
	Macquarie Airports Group	13,339	18
	Aristocrat Leisure Ltd.	6,489	17
	GPT Group	44,657	15
	CSR Ltd.	15,568	15
	Ansell Ltd.	2,224	13

10

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Goodman Fielder Ltd.	15,977	13
	Macquarie Office Trust	75,546	11
	Bendigo Bank Ltd.	1,924	10
	Boral Ltd.	3,135	9
	Mirvac Group	11,617	9
	Macquarie Goodman Group	32,610	9
	Australand Property Group	26,246	8
	Envestra Ltd.	20,533	7
	Adelaide Brighton Ltd.	3,456	5
	Austereo Group Ltd.	5,713	5
	West Australian Newspaper
	Holdings Ltd.	1,314	5
	Gunns Ltd.	6,004	5
	Australian Wealth
	Management Ltd.	6,684	5
	Tower Australia Group Ltd.	2,952	4
	Corporate Express
	Australia Ltd.	1,728	4
	Paperlinx Ltd.	10,418	4
	Ten Network Holdings Ltd.	6,055	4
	GWA International Ltd.	2,486	4
	Spotless Group Ltd.	2,468	4
	APN News & Media Ltd.	2,880	3
	Sigma Pharmaceuticals Ltd.	3,101	3
	Challenger Financial
	Services Group Ltd.	1,429	2
	SP Ausnet	2,838	2
	Energy Resources
	of Australia Ltd.	132	2
	Caltex Australia Ltd.	238	2
	Downer EDI Ltd.	459	2
	John Fairfax Holdings Ltd.	1,938	2
*	Iluka Resources Ltd.	685	2
	Consolidated Media
	Holdings, Ltd.	1,000	2
	Asciano Group	1,564	1
	Bank of Queensland Ltd.	234	1
	AWB Ltd.	1,109	1
	Elders, Ltd.	2,478	1
	Flight Centre Ltd.	174	1
*	Babcock & Brown Ltd.	436	—
			9,538
Austria (0.1%)
	Erste Bank der
	Oesterreichischen
	Sparkassen AG	4,126	86
	Telekom Austria AG	6,019	79
	Voestalpine AG	3,588	69
	OMV AG	2,185	68
	Wienerberger AG	5,655	66
*	Vienna Insurance Group	992	39
*	Atrium European Real Estate	8,532	34
	Raiffeisen International Bank-Holding AG	903	31
	Oesterreichische
	Elektrizitaetswirtschafts AG Class A	439	18

			Market
			Value•
		Shares	($000)
	EVN AG	326	5
	Strabag SE	199	4
*	Immofinanz AG	1,577	3
*	IMMOEAST Immobilien
	Anlagen AG	865	2
			504
Belgium (0.4%)
^	Anheuser-Busch InBev NV	13,913	426
	Delhaize Group	2,521	170
	Groupe Bruxelles
	Lambert SA	1,359	98
	Fortis	39,426	97
	Belgacom SA	2,854	83
^	Umicore	3,983	78
*	UCB SA	2,292	62
	Solvay SA	706	60
^	Dexia	12,360	60
	KBC Bank &
	Verzekerings Holding	2,498	55
	Colruyt NV	170	39
	Mobistar SA	131	8
	Compagnie Nationale
	a Portefeuille	139	7
	KBC Ancora	287	4
			1,247
Brazil (1.8%)
	Itau Unibanco Banco
	Multiplo SA	42,315	581
	Petroleo Brasileiro
	SA Series A ADR	19,202	518
	Petroleo Brasileiro SA ADR	13,041	438
	Companhia Vale
	do Rio Doce ADR	24,578	406
	Banco Bradesco SA ADR	32,633	401
	Companhia Vale do
	Rio Doce Sponsored ADR	27,883	383
	Petroleo Brasileiro SA Pfd.	25,537	346
	Petroleo Brasileiro SA	18,800	316
	Companhia de Bebidas
	das Americas ADR	4,913	277
	Companhia Siderurgica
	Nacional SA ADR	13,735	254
	Itausa-Investimentos Itau SA	42,000	180
	Tim Participacoes SA ADR	9,984	166
	Gerdau SA ADR	22,854	162
	BM&F BOVESPA SA	36,114	148
	Companhia Vale do
	Rio Doce Pfd. Class A	9,400	132
	Tele Norte Leste Participacoes ADR	8,257	128
	Banco do Brasil SA	11,600	99
	Natura Cosmeticos SA	7,600	90
	Embraer-Empresa Brasileira
	de Aeronautica SA ADR	4,997	81
	Brasil Telecom Participacoes SA ADR	2,065	80

11

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Companhia Vale do Rio Doce	4,100	68
	Usiminas-Usinas Siderugicas
	de Minas Gerais SA Pfd.	4,500	67
	Companhia de Concessoes
	Rodoviarias	5,000	60
	Redecard SA	4,480	56
	Perdigao SA	3,400	50
	Bradespar SA Pfd.	4,000	50
	Metalurgica Gerdau SA	4,900	47
	Companhia Energetica
	de Minas Gerais ADR	3,000	45
	Ultrapar Participacoes S.A.	1,533	43
	OGX Petroleo e Gas
	Participacoes SA	100	42
	Centrais Electricas
	Brasileiras SA	3,000	40
	All America Latina Logistica	7,700	40
	Tractebel Energia SA	4,600	38
	Companhia Energetica
	de Minas Gerais Pfd.	2,500	30
	Brasil Telecom
	Participacoes SA	1,000	29
	Souza Cruz SA	1,000	21
	Tele Norte Leste
	Participacoes SA	1,000	19
	Companhia Brasileira de
	Distribuicao Grupo Pao
	de Acucar Pfd.	1,000	16
	Vivo Participacoes SA Pfd.	1,000	16
	Companhia de Saneamento
	Basico do Estado de
	Sao Paulo	1,000	14
	Companhia Paranaense
	de Energia-COPEL	1,000	13
	Votorantim Celulose e
	Papel SA Pfd.	1,000	9
	Localiza Rent a Car SA	1,606	8
	Lojas Americanas SA Pfd.	2,000	8
	AES Tiete SA	1,000	8
	Duratex SA Pfd.	1,000	8
	Fertilizantes Fosfatados SA	991	8
	B2W Com Global Do Varejo	472	8
	JBS SA	2,338	7
	Telesp—Telecomunicacoes
	de Sao Paulo SA Pfd.	300	7
*	Net Servicos de
	Comunicacao SA	800	7
	Brasil Telecom SA Pfd.	1,000	6
*	Cosan SA Industria e Comercio	1,000	6
	Weg SA	953	6
	CPFL Energia SA	400	6
	Energias do Brasil SA	500	6
*	Tim Participacoes SA	2,000	6
	Companhia de Bebidas das Americas	130	6

			Market
			Value•
		Shares	($000)
*	Suzano Papel e Celulose SA	914	6
	Sadia SA Pfd.	3,000	6
*	Braskem SA	2,000	6
	Telesp—Telecomunicacoes
	de Sao Paulo SA	300	5
	Companhia Energetica
	de Minas Gerais	571	5
	Porto Seguro SA	872	5
	CESP—Companhia
	Energetica de Sao Paulo	736	5
	Gerdau SA	900	5
	Telmar Norte Leste SA	200	5
	Cyrela Brazil Realty SA	736	5
	Klabin SA	3,000	4
	Usinas Siderurgicas
	de Minas Gerais SA	300	4
*	Tam SA	582	4
	Aracruz Celulose SA Pfd.
	B Shares	2,000	2
			6,177
Canada (3.3%)
^	Royal Bank of Canada	24,500	868
*	Research in Motion Ltd.	9,730	672
	EnCana Corp.	13,500	619
	Toronto-Dominion Bank	14,900	588
	Manulife Financial Corp.	31,050	529
	Bank of Nova Scotia, Halifax	17,710	504
	Potash Corp. of
	Saskatchewan, Inc.	5,490	472
	Canadian Natural
	Resources Ltd.	9,430	435
	Barrick Gold Corp.	14,930	432
	Suncor Energy, Inc.	16,320	411
	Canadian National
	Railway Co.	9,100	368
	Canadian Imperial
	Bank of Commerce	7,800	350
	Goldcorp Inc.	12,500	342
^	Bank of Montreal, Quebec	9,300	308
	TransCanada Corp.	10,650	266
	Petro-Canada	8,200	259
	Sun Life Financial
	Services of Canada	10,400	243
	Canadian Pacific Railway Ltd.	6,100	218
	Imperial Oil Ltd.	6,090	218
	Rogers Communications, Inc. Class B	8,700	214
	Talisman Energy, Inc.	16,500	207
	Kinross Gold Corp.	13,100	202
^	Enbridge Inc.	6,190	191
	Cameco Corp.	7,800	179
	Brookfield Asset Management Inc.	11,500	176
	Nexen Inc.	9,100	173
	Agrium, Inc.	3,900	167
	Shoppers Drug Mart Corp.	3,560	129

12

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Agnico-Eagle Mines Ltd.	2,659	117
	Power Corp. of Canada	5,990	112
	Husky Energy Inc.	4,460	108
	National Bank of Canada	2,830	103
	Power Financial Corp.	4,960	99
	BCE Inc.	4,400	94
^	Shaw Communications Inc.	5,920	92
	Thomson Reuters Corp.	3,260	91
	Teck Cominco Ltd. Class B	8,300	87
*	CGI Group Inc.	9,800	87
	Bombardier Inc. Class B	27,300	86
	Magna International	1,930	66
	TransAlta Corp.	3,560	61
	Canadian Tire Corp. Class A	1,300	55
	Loblaw Cos., Ltd.	2,000	54
	George Weston Ltd.	900	45
	Canadian Utilities Ltd.	1,300	38
	Great-West Lifeco Inc.	2,100	36
	IGM Financial, Inc.	1,200	36
	Finning International Inc.	1,700	20
	Saputo Inc.	1,000	18
	Brookfield Properties Corp.	2,000	15
	Telus Communications Inc.	600	15
	Telus Corp.-Non Voting Shares	100	2
	Bombardier Inc. Class A	415	1
	Nova Chemicals Corp.	100	1
			11,279
Chile (0.2%)
	Empresa Nacional de
	Electricidad SA ADR	3,879	149
	Empresas Copec SA	8,763	88
*	S.A.C.I. Falabella SA	16,300	54
	Sociedad Quimica y
	Minera de Chile SA ADR	1,600	50
	CAP SA	2,253	36
*	Colburn SA	177,600	35
	Enersis SA	114,300	34
	Empresa Nacional de
	Telecomunicaciones SA	2,800	33
	Banco Santander
	Chile SA ADR	687	24
	Enersis SA ADR	1,500	23
	Banco de Chile	301,886	18
	Sociedad Quimica y
	Minera de Chile SA	353	11
	Cencosud SA	3,300	7
	Banco de Credito e
	Inversiones	279	6
	Embotelladora Andina SA Pfd. Class B	2,300	6
	Corpbanca	1,250,000	6
	Lan Airlines SA	600	5
	Compania Cervecerias Unidas SA	900	5
	Banco Santander Chile SA	145,800	5
			595

			Market
			Value•
		Shares	($000)
China (2.1%)
	China Mobile
	(Hong Kong) Ltd.	110,500	954
	Industrial and Commercial
	Bank of China Ltd.
	Class H	844,000	480
	China Life
	Insurance Co., Ltd.	135,000	474
	Bank of China	969,000	359
	CNOOC Ltd.	319,000	356
	China Construction Bank	568,000	328
	PetroChina Co. Ltd.	374,000	326
	Ping An Insurance
	(Group) Co. of China Ltd.	39,000	241
	China Petroleum &
	Chemical Corp.	286,000	222
	China Shenhua Energy Co.
	Ltd. H Shares	73,000	202
^	Bank of Communications
	Ltd. Class H	195,000	157
	China Telecom Corp. Ltd.	308,000	152
	China Unicom Ltd.	128,770	149
^	China Merchants Bank Co.,
	Ltd. Class H	78,000	139
	China Overseas Land &
	Investment Ltd.	72,480	126
	Tencent Holdings Ltd.	12,400	110
	China Coal Energy Co.	117,000	100
	China Communications
	Construction Co., Ltd.	84,000	100
	Weiqiao Textile Co. Ltd.	233,000	92
	China Shipping
	Development Co.	78,000	89
	China National Building
	Material Co., Ltd.	42,000	88
	China Citic Bank	162,000	74
	Fujian Zijin Mining
	Industry Co., Ltd.	80,000	61
	Aluminum Corp. of
	China Ltd.	78,000	60
	China Resources Land Ltd.	32,000	57
	GOME Electrical
	Appliances Holdings Ltd.	354,000	51
	Hengan International
	Group Co. Ltd.	12,000	50
	Guangzhou R&F
	Properties Co. Ltd.	30,000	48
	Want Want China
	Holdings Ltd.	92,000	46
*	China Railway Group, Ltd.	61,000	42
	Huaneng Power International, Inc.
	H Shares	60,000	41
	Sino-Ocean Land Holdings Ltd.	55,500	41
*	Anhui Conch Cement Co. Ltd.	6,000	40

13

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	China Mengniu
	Dairy Co., Ltd.	22,000	39
	Yanzhou Coal Mining Co.
	Ltd. H Shares	40,000	38
	Huadian Power
	International Corp. Ltd.	156,000	37
	CITIC Pacific Ltd.	25,000	36
	Denway Motors Ltd.	82,000	34
	China Merchants Holdings
	International Co. Ltd.	14,000	33
	Air China Ltd.	68,000	32
*	PICC Property and
	Casualty Co., Ltd.	56,000	32
	Jiangxi Copper Co. Ltd.	27,000	32
	China Resources Power
	Holdings Co., Ltd.	14,000	31
^,*	Alibaba.com, Ltd.	26,500	31
	Tingyi Holding Corp.	24,000	29
	Li Ning Co., Ltd.	14,000	29
	China Resources
	Enterprise Ltd.	16,000	28
	Inner Mongolia
	Yitai Coal Co., Ltd.	6,300	27
	Lenovo Group Ltd.	100,000	27
	China Oilfield Services Ltd.	32,000	26
	Angang Steel Co., Ltd.	22,000	26
	China COSCO
	Holdings Co., Ltd.	31,000	25
	Beijing Datang Power
	Generation Co., Ltd.	48,000	23
*	BYD Co. Ltd.	8,500	22
	China International Marine
	Containers (Group) Co., Ltd.	28,500	18
	Shanghai Electric
	Group Co., Ltd. Class H	48,000	17
*	China Railway
	Construction Corp.	10,500	14
	Sinofert Holdings, Ltd.	30,000	14
	Belle International
	Holdings Ltd.	18,000	14
	Shanghai Industrial
	Holding Ltd.	4,000	14
	Dongfeng Motor Corp.	16,000	12
	China Insurance International
	Holdings Co., Ltd.	6,000	10
	CNPC Hong Kong Ltd.	20,000	10
	Beijing Enterprises
	Holdings Ltd.	2,000	9
	Weichai Power Co., Ltd.
	Class H	3,000	8
*	Foshan Electrical and Lighting Co., Ltd.	9,500	8
	Anta Sports Products Ltd.	10,000	8
	Jiangling Motors Corp. Ltd.	9,600	8
*	China Merchants Property Development Co., Ltd.	5,200	8

			Market
			Value•
		Shares	($000)
	China Communication
	Services Corp. Ltd.	14,000	8
	Shanghai Jinjiang
	International Hotels
	Development Co., Ltd.
	Class B	7,600	8
	Shenzhen Investment Ltd.	28,000	8
*	Jinzhou Port Co., Ltd.	16,600	8
*	Shanghai Waigaoqiao
	Free Trade Zone
	Development Co., Ltd.
	Class B	12,200	8
	Shanghai Jinqiao Export
	Processing Zone
	Development Co., Ltd.
	Class B	10,100	8
^	ZTE Corp.	2,340	8
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co., Ltd.
	Class B	5,600	8
	Shanghai Zhenhua Port
	Machinery Co., Ltd.
	Class B	7,500	8
	Guangzhou
	Investment Co. Ltd.	48,000	8
	China Everbright Ltd.	4,000	8
	Zhaojin Mining
	Industry Co. Ltd.	6,000	8
	Great Wall Motor Co., Ltd.	14,500	8
	Beijing Capital International
	Airport Co., Ltd.	12,000	8
	CSG Holding Co. Ltd.	10,400	7
	China Shipping Container
	Lines Co. Ltd.	31,000	7
*	Sinopec Yizheng
	Chemical Fibre Co., Ltd.	42,000	7
	Shanghai Jinjiang
	International Industrial
	Investment Co., Ltd.
	Class B	7,900	7
	Weifu High-Technology
	Co., Ltd.	12,505	7
	Nine Dragons Paper
	Holdings Ltd.	16,000	7
	Shimao Property Holdings Ltd.	6,500	7
	China High Speed
	Transmission Equipment
	Group Co., Ltd.	4,000	7
	Shanghai Mechanical and
	Electrical Industry Co. Ltd. Class B	8,500	7
*	China Southern Airlines Co. Ltd.	30,000	7
	Anhui Expressway Co., Ltd.	14,000	7
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	21,800	7

14

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	BOE Technology
	Group Co., Ltd.	37,300	7
*	Shenzhen Special Economic
	Zone Real Estate Group
	Co. Ltd. Class B	29,400	7
*	Dazhong Transportation
	Group Co., Ltd. B Shares	11,800	7
	China Vanke Co., Ltd.	6,500	7
	Zhejiang Expressway Co., Ltd.	8,000	7
	Double Coin Holdings, Ltd.
	Class B	22,200	7
*	Shanghai Haixan
	Group Co. Ltd. Class B	25,000	7
	Shui On Land Ltd.	15,000	6
*	Hainan Airlines, Co., Ltd.	16,200	6
	The Guangshen
	Railway Co., Ltd.	14,000	6
	Yantai Changyu
	Pioneer Wine Co., Ltd.	1,400	6
	KWG Property Holding, Ltd.	16,000	6
	Sinopec Shanghai
	Petrochemical Co. Ltd.	18,000	6
	Huadian Energy Co. Ltd.	22,600	6
	New World China Land Ltd.	15,600	6
	Beijing North Star Co. Ltd.	28,000	6
	Greentown China
	Holdings Ltd.	11,000	6
	Shenzhen Chiwan Wharf
	Holdings Ltd. Class B	5,800	6
	Shandong Chenming Paper
	Holdings Ltd. Class B	12,300	6
	Agile Property Holdings, Inc.	8,000	6
	Guangdong Electric Power
	Development Co., Ltd.	15,300	6
	Shanghai Friendship
	Group Inc. Co. Class B	6,500	6
	Bengang Steel
	Plates Co., Ltd.	15,300	6
	Inner Mongolia Eerduosi
	Cashmere Products Co. Ltd.	9,100	6
	TravelSky Technology Ltd.	11,000	6
	China Foods Ltd.	12,000	6
	Zhejiang Southeast
	Electric Power Co., Ltd.	12,800	6
	Maanshan Iron and
	Steel Co. Ltd.	14,000	6
	Guangdong Provincial
	Expressway
	Development Co., Ltd.	14,400	6
	Hidili Industry Int’l
	Development Ltd.	14,000	6
	Guangzhou
	Pharmaceutical Co., Ltd.	14,000	6
*	China Eastern
	Airlines Corp. Ltd.	32,000	5
	Tianjin Capital Environmental
	Protection Co., Ltd.	28,000	5

			Market
			Value•
		Shares	($000)
	China Bluechemical, Ltd.	10,000	5
	TPV Technology Ltd.	16,000	5
^	Shenzhen
	Expressway Co. Ltd.	14,000	5
*	CITIC Resources
	Holdings Ltd.	38,000	5
	Hopewell Highway
	Infrastructure Ltd.	9,500	5
	Tsingtao Brewery Co., Ltd.	2,000	5
^	Guangzhou Shipyard
	International Co. Ltd.	4,000	5
	Yangzijiang Shipbuilding
	Holdings Ltd.	15,000	5
	Parkson Retail Group Ltd.	4,000	5
	China Molybdenum Co. Ltd.	10,000	5
	Guangdong Investment Ltd.	12,000	5
	Lianhua Supermarket
	Holdings Ltd. Class H	4,000	5
	Dongfang Electrical Corp Ltd.	1,800	5
*	Semiconductor
	Manufacturing
	International Corp.	121,000	5
	Hopson Development
	Holdings Ltd.	6,000	5
	Sinotrans Ltd.	25,000	5
	Fosun International	13,000	5
	Chaoda Modern Agriculture
	Holdings Ltd.	8,000	5
	China Travel International	26,000	5
	Global Bio-chem
	Technology Group Co. Ltd.	32,000	4
	Jiangsu Expressway Co.
	Ltd. H Shares	6,000	4
	Huabao International
	Holdings Ltd.	5,000	4
	Harbin Power
	Equipment Co., Ltd.	4,000	3
*	Country Garden Holdings Co.	6,000	2
	Cosco Pacific Ltd.	2,000	2
	Shenzhen International
	Holdings Ltd.	32,500	2
			7,179
Colombia (0.0%)
	Bancolombia SA ADR	3,234	76

Czech Republic (0.1%)
	Ceske Energeticke Zavody a.s.	4,249	174
	Cesky Telecom a.s.	2,602	56
	Komercni Banka a.s.	388	52
	Unipetrol a.s.	206	1
			283
Denmark (0.4%)
	Novo Nordisk A/S B Shares	9,870	470
*	Vestas Wind Systems A/S	3,900	253
	Coloplast A/S B Shares	1,904	130
	Danisco A/S	3,452	113

15

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Danske Bank A/S	10,200	112
^	AP Moller-Maersk
	A/S B Shares	17	99
	AP Moller-Maersk
	A/S A Shares	14	80
	Carlsberg A/S B Shares	1,250	60
	Novozymes A/S	600	40
	Rockwool International A/S	83	6
*	FLS Industries A/S B Shares	200	6
*	William Demant A/S	100	5
*	Jyske Bank A/S	150	4
	H. Lundbeck A/S	200	4
			1,382
Egypt (0.0%)
	Orascom Telecom
	Holding SAE GDR	2,847	79
	Orascom Construction
	Industries GDR	1,131	65
			144
Finland (0.5%)
	Nokia Oyj	64,985	923
	Sampo Oyj A Shares	9,940	185
	Wartsila Oyj B Shares	4,641	153
	Fortum Oyj	7,440	150
	Metso Oyj	5,421	83
	UPM-Kymmene Oyj	9,120	82
	Kone Oyj	2,860	78
*	Stora Enso Oyj R Shares	12,870	73
	Rautaruuki Oyj	1,800	34
	Outokumpu Oyj A Shares	2,000	30
	Nokian Renkaat Oyj	383	6
	Neste Oil Oyj	450	6
	Kesko Oyj	200	5
	Sanoma Oyj	368	5
			1,813
France (4.8%)
	Total SA	42,718	2,137
^	GDF Suez	29,355	1,054
	Sanofi-Aventis	17,563	1,017
	BNP Paribas SA	16,167	851
	France Telecom SA	34,514	766
	Axa	36,970	621
	Vivendi SA	21,817	587
	Societe Generale Class A	10,251	524
^	Carrefour SA	12,296	499
	LVMH Louis Vuitton
	Moet Hennessy	6,503	491
	ArcelorMittal
	(Amsterdam Shares)	19,152	449
^	Groupe Danone	9,039	430
^	L’Oreal SA	5,886	421
	Air Liquide SA	4,962	404
	Vinci SA	8,592	385
	Cie. de St. Gobain SA	9,872	354
^	Schneider Electric SA	4,573	348
	Alstom	5,162	322

			Market
			Value•
		Shares	($000)
	Pernod Ricard SA	4,487	265
	Veolia Environnement	8,544	234
^	Hermes International	1,737	230
	Accor SA	5,413	229
	Unibail Co.	1,534	229
^	Bouygues SA	5,234	223
^	Lafarge SA	3,785	214
	Credit Agricole SA	14,601	214
	Electricite de France	4,476	207
	Pinault-Printemps-Redoute SA	2,524	193
	Essilor International SA	3,464	149
	Renault SA	4,121	132
*	Suez Environnement SA	8,593	131
^,*	Cap Gemini SA	3,471	130
	Technip SA	2,574	111
	SES Global Fiduciary
	Depositary Receipts	6,086	110
	Vallourec SA	946	103
	Sodexho Alliance SA	1,964	94
	Compagnie Generale des
	Etablissements Michelin SA	1,810	93
*	Alcatel-Lucent	36,160	91
	PSA Peugeot Citroen	3,666	85
^	Eiffage SA	1,638	85
^	European Aeronautic
	Defence and Space Co.	5,842	84
	Christian Dior SA	1,207	81
	STMicroelectronics NV	12,078	80
*	Lafarge SA Assimilation
	Line Exp. 7/1/09	1,392	75
	Publicis Groupe SA	2,427	74
^	Lagardere S.C.A.	2,359	74
	CNP Assurances	781	62
	Societe BIC SA	808	43
	Eramet SLN	182	39
	Bureau Veritas SA	953	39
	Thales SA	810	34
	Klepierre	1,460	32
	Safran SA	2,364	28
	Natixis	12,150	28
	Eutelsat Communications	1,177	25
	Atos Origin SA	807	25
*	Compagnie Generale de
	Geophysique SA	1,578	23
	Legrand SA	1,007	20
	Casino Guichard-Perrachon SA	314	20
	Dassault Systemes SA	446	18
^	Societe Television Francaise 1	1,816	17
	Aeroports de Paris (ADP)	284	16
	Eurazeo	361	15
	Air France	1,112	12
	Societe des Autoroutes
	Paris-Rhin-Rhone	114	7
	PagesJaunes SA	650	7
	Ciments Francais SA	57	5
	Euler Hermes SA	99	5
	JCDecaux SA	270	4

16

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Imerys SA	78	3
	Arkema	116	3
	Gecina SA	38	2
	Valeo SA	99	2
	Wendel Investissement	47	2
			16,216
Germany (3.4%)
^	E.On AG	35,508	1,201
	Siemens AG	16,439	1,105
^	Allianz AG	8,060	744
	Deutsche Telekom AG	57,356	694
^	Bayer AG	13,588	675
	SAP AG	16,506	635
^	BASF AG	16,216	612
	Daimler AG (Registered)	16,902	606
	Deutsche Bank AG	11,028	588
^	Muenchener
	Rueckversicherungs-
	Gesellschaft AG (Registered)	3,774	521
^	RWE AG	7,180	518
^	Volkswagen AG	1,562	494
	Deutsche Boerse AG	3,399	251
^	K&S AG	3,063	184
	Bayerische Motoren
	Werke AG	5,287	183
	Deutsche Post AG	15,775	182
	Man AG	2,872	178
	Linde AG	2,229	178
	ThyssenKrupp AG	7,122	152
^	Fresenius Medical Care AG	3,880	150
^	Volkswagen AG Pfd.	2,157	137
^	Metro AG	3,113	132
^	Adidas AG	3,249	123
	Porsche AG	1,504	108
	Merck KGaA	1,116	100
	Commerzbank AG	12,950	88
^	Henkel AG & Co. KGaA	3,149	85
^	Fresenius AG Pfd.	1,563	81
	Beiersdorf AG	1,750	72
	Salzgitter AG	966	69
	TUI AG	5,250	58
^	Hochtief AG	1,140	56
^	Henkel KGaA	2,251	56
	Solarworld AG	1,883	54
	GEA Group AG	3,815	50
^	Deutsche Lufthansa AG	3,890	50
*	Infineon Technologies AG	17,121	45
^	Lanxess	1,944	42
^	Celesio AG	1,661	37
	Suedzucker AG	1,351	26
	Deutsche Postbank AG	1,205	26
	Fraport AG	592	24
	Hannover
	Rueckversicherung AG	685	22
*	Puma AG	100	21
	Wacker Chemie AG	162	17
	Fresenius AS	315	13

			Market
			Value•
		Shares	($000)
	HeidelbergCement AG	162	7
	Hamburger Hafen
	und Logistik AG	155	6
*	Q-Cells AG	208	4
	Aachener & Muenchener
	Beteiligungs AG (Bearer)	16	1
	Hypo Real Estate Holding AG	566	1
*	Arcandor AG	271	1
			11,463
Greece (0.2%)
	National Bank of
	Greece SA ADR	65,052	264
	Hellenic Telecommunications
	Organization SA ADR	20,358	151
	Greek Organization of
	Football Prognostics	3,980	123
*	Alpha Credit Bank SA	8,120	79
	Public Power Corp.	1,870	36
	Bank of Piraeus	3,866	35
	EFG Eurobank Ergasias	3,824	30
	Marfin Financial Group SA	5,491	24
	Coca-Cola Hellenic
	Bottling Co. SA	1,230	20
	Titan Cement Co. SA	270	7
*	Commercial Bank of Greece SA	303	2
	Hellenic Petroleum SA	220	2
			773
Hong Kong (1.1%)
	Sun Hung Kai Properties Ltd.	39,000	403
	Cheung Kong Holdings Ltd.	39,000	402
	Hutchison Whampoa Ltd.	63,000	371
	Li & Fung Ltd.	78,000	219
	Hong Kong Exchanges
	& Clearing Ltd.	16,600	191
	CLP Holdings Ltd.	27,000	182
	Hang Seng Bank Ltd.	15,600	173
	Hong Kong Electric
	Holdings Ltd.	26,500	156
	Swire Pacific Ltd. A Shares	19,500	152
	Hong Kong & China
	Gas Co., Ltd.	81,000	151
	Hang Lung
	Development Co., Ltd.	39,000	143
	Bank of East Asia Ltd.	51,640	123
	Esprit Holdings Ltd.	19,500	119
	Shangri-La Asia Ltd.	78,000	115
	Hang Lung Properties Ltd.	39,000	110
	New World
	Development Co., Ltd.	78,000	102
	Sino Land Co.	78,000	99
	Boc Hong Kong
	Holdings Ltd.	58,000	82
	Henderson Land
	Development Co. Ltd.	16,000	75
	Giordano International Ltd.	312,000	64
	MTR Corp.	18,000	46

17

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Link REIT	22,500	44
	Wharf Holdings Ltd.	13,000	43
	PCCW Ltd.	63,000	28
	Hopewell Holdings Ltd.	10,000	26
	Wheelock and Co. Ltd.	11,000	24
	Hysan Development Co., Ltd.	12,000	22
	Wing Hang Bank Ltd.	3,500	21
	Television Broadcasts Ltd.	5,000	18
	Industrial and Commercial
	Bank of China (Asia) Ltd.	5,000	6
	Guoco Group	1,000	6
	Dah Sing Banking Group Ltd.	6,800	5
	Cheung Kong Infrastructure
	Holdings Ltd.	1,000	4
	Hong Kong Aircraft &
	Engineering Co., Ltd.	400	4
	Cafe De Coral Holdings Ltd.	2,000	4
	Yue Yuen Industrial
	(Holdings) Ltd.	1,500	3
	Hutchison
	Telecommunications
	International Ltd.	14,000	3
	Hutchinson Harbour Ring Ltd.	34,000	3
	Chinese Estates Holdings	2,000	2
	Texwinca Holdings Ltd.	4,000	2
	Cathay Pacific Airways Ltd.	2,000	2
	Techtronic Industries Co., Ltd.	3,500	2
	NWS Holdings Ltd.	1,000	2
	Lifestyle International
	Holdings, Ltd.	2,000	2
*	Foxconn International
	Holdings Ltd.	3,000	2
	First Pacific Co. Ltd.	4,000	2
	ASM Pacific Technology Ltd.	400	2
	Shun Tak Holdings Ltd.	4,000	2
	C C Land Holdings Ltd.	5,000	2
	Hong Kong and
	Shanghai Hotels Ltd.	2,000	2
	Kerry Properties Ltd.	500	2
	Lee & Man Paper
	Manufacturing Ltd.	2,000	2
	Melco International
	Development Corp.	3,000	1
	Orient Overseas
	International Ltd.	500	1
	Johnson Electric
	Holdings Ltd.	6,500	1
	Public Financial Holdings Ltd.	4,000	1
	Great Eagle Holdings Ltd.	1,000	1
	Fubon Bank (Hong Kong) Ltd.	4,000	1
	Hutchison
	Telecommunications
	Holdings	14,000	1
	Chong Hing Bank Ltd.	1,000	1
	Kingboard Chemical
	Holdings Ltd.	500	1

			Market
			Value•
		Shares	($000)
*	Galaxy Entertainment
	Group Ltd.	5,000	1
	Dah Sing Financial Group	400	1
	Kowloon
	Development Co., Ltd.	1,000	—
			3,781
Hungary (0.1%)
	MOL Hungarian Oil
	and Gas Nyrt.	2,925	139
*	OTP Bank Nyrt.	4,356	56
	Richter Gedeon Nyrt.	150	20
	Magyar Tavkozlesi Nyrt.	1,050	2
			217
India (1.1%)
	Reliance Industries
	Ltd. GDR	6,886	521
	Infosys Technologies
	Ltd. ADR	14,055	433
*	Bharti Airtel Ltd.	13,165	199
	HDFC Bank Ltd. ADR	2,455	182
	ICICI Bank Ltd. ADR	8,699	179
	ITC Ltd.	46,239	175
	Housing Development
	Finance Corp. Ltd.	3,834	133
	Larsen & Toubro Ltd.	7,162	127
	Oil and Natural Gas Corp. Ltd.	4,910	85
	Bharat Heavy Electricals Ltd.	2,497	83
	Hindustan Lever Ltd.	15,365	72
	Reliance Communication
	Ventures	14,413	63
*	Essar Oil Ltd.	21,258	62
	Axis Bank Ltd.	5,498	62
	Jaiprakash Associates Ltd.	21,623	61
	NTPC Ltd.	15,609	60
	Sterlite Industries (India) Ltd.	5,775	48
	Grasim Industries Ltd.	1,297	46
*	Reliance Petroleum Ltd.	20,520	46
	Gail India Ltd.	8,500	44
	Hero Honda Motors Ltd.	1,785	42
	Jindal Steel & Power Ltd.	1,184	39
	Tata Iron and Steel Co. Ltd.	8,003	39
*	Idea Cellular Ltd.	32,485	38
*	Cairn India Ltd.	9,983	37
	Steel Authority of India Ltd.	16,628	37
	Wipro Ltd.	5,392	36
	Infrastructure Development
	Finance Co., Ltd.	23,026	36
	Cipla Ltd.	7,318	35
	Hindalco Industries Ltd.	30,397	33
	Maruti Udyog Ltd.	1,962	32
	Reliance Capital Ltd.	2,825	30
	State Bank of India GDR	515	29
	State Bank of India	1,105	29
	Power Grid Corp of India Ltd	15,224	28
	Tata Power Co. Ltd.	1,423	26
	JSW Steel Ltd.	3,635	25

18

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Reliance Energy Ltd.	1,743	24
	Tata Consultancy Services Ltd.	1,677	21
*	Reliance Natural
	Resources, Ltd.	18,376	21
	Nestle India Ltd.	558	19
	DLF Ltd.	3,971	18
	Indian Oil Corporation Ltd.	2,071	18
	Sun Pharmaceutical
	Industries Ltd.	699	18
	Punjab National Bank Ltd.	1,763	17
	Wipro Ltd. ADR	1,286	12
	Bajaj Auto Ltd.	766	10
*	Oracle Financial
	Services Software	506	9
*	Reliance Power Ltd.	3,486	9
	Mahindra & Mahindra Ltd.	841	8
	Ultratech Cemco Ltd.	628	7
	Bharat Forge Ltd.	2,760	7
	Bajaj Finserv Ltd.	1,537	7
	Financial Technologies
	(India) Ltd.	470	7
	Mphasis Ltd.	1,471	7
	Bajaj Holdings and
	Investment Ltd.	965	7
*	Hindustan Zinc Ltd.	678	7
*	GMR Infrastructure Ltd.	2,853	7
*	Lanco Infratech Ltd.	1,446	6
	Associated Cement Cos. Ltd.	491	6
	Ashok Leyland Ltd.	14,952	6
	Bharat Electronics Ltd.	323	6
*	Neyveli Lignite Corp., Ltd.	3,390	6
	Dabur India Ltd.	2,859	6
	Tech Mahindra Ltd.	885	6
	Ambuja Cements Ltd.	3,515	6
	Mundra Port and Special
	Economic Zone Ltd.	731	6
	Colgate-Palmolive (India) Ltd.	595	6
	Dr. Reddy’s Laboratories Ltd.	519	6
*	Mangalore Refinery and
	Petrochemicals Ltd.	5,750	6
	Bank of Baroda	847	6
	Power Finance Corp.	1,785	6
	Adani Exports, Ltd.	648	6
	Tata Communications Ltd.	490	5
	Corporation Bank	1,243	5
	Sesa Goa Ltd.	2,391	5
	Lupin Ltd.	369	5
	Crompton Greaves, Ltd.	1,626	5
	HCL Technologies Ltd.	1,986	5
	Bharat Petroleum Corp. Ltd.	668	5
	Kotak Mahindra Bank	659	5
	Castrol (India) Ltd.	742	5
	Hindustan Petroleum
	Corp., Ltd.	914	5
	Tata Motors Ltd.	1,016	5
	National Aluminium Co., Ltd.	1,179	5

			Market
			Value•
		Shares	($000)
	Housing Development &
	Infrastructure Ltd.	1,693	5
	Canara Bank Ltd.	1,238	5
	Tata Chemicals Ltd.	1,429	5
	Sun TV Network Ltd.	1,307	5
	Asea Brown Boveri India Ltd.	482	5
	Nicholas Piramal India Ltd.	1,016	5
	Siemens India Ltd.	744	5
	Shipping Corp. of India Ltd.	2,795	5
*	Jet Airways (India) Ltd.	1,168	5
	Great Eastern Shipping Co.	1,077	4
	United Spirits Ltd.	310	4
	Industrial Development
	Bank of India Ltd.	3,367	4
*	Mahanagar Telephone
	Nigam Ltd.	2,962	4
	Godrej Industries Ltd.	2,902	4
	Zee Entertainment Enterprises	1,759	4
	Oriental Bank of Commerce	1,490	4
	Bank of India	820	4
	Punj Lloyd Ltd.	1,537	4
	Divi’s Laboratories Ltd.	180	3
	Satyam Computer
	Services Ltd. ADR	1,640	3
	Indiabulls Financial
	Services Ltd.	1,287	3
	Ranbaxy Laboratories Ltd.	448	2
	Aditya Birla Nuvo Ltd.	113	1
	Suzlon Energy Ltd.	855	1
*	Glenmark Pharmaceuticals Ltd.	216	1
	Unitech, Ltd.	803	1
	Aban Offshore Ltd.	50	—
			3,758
Indonesia (0.2%)
	PT Astra International Tbk	92,000	155
	PT Bank Central Asia Tbk	433,500	136
	PT Telekomunikasi
	Indonesia Tbk	185,000	134
	PT Bank Rakyat
	Indonesia Tbk	209,000	113
	PT Bumi Resources Tbk	451,500	62
	PT United Tractors Tbk	62,000	52
	PT Gudang Garam Tbk	13,000	9
	PT International Nickel
	Indonesia Tbk	28,000	9
	PT Bank Danamon Tbk	28,995	9
	PT Astra Agro Lestari Tbk	5,500	8
	PT Perusahaan Gas
	Negara Tbk	29,500	7
	PT Bank Mandiri Tbk	27,000	7
	PT Indofood Sukses
	Makmur Tbk	58,500	7
	PT Aneka Tambang Tbk	50,000	7
	PT Tambang Batubara
	Bukit Asam Tbk	7,500	7

19

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	PT Indocement Tunggal
	Prakarsa Tbk (Local)	12,000	7
*	PT Bank Indonesia Tbk	94,000	5
	PT Unilever Indonesia Tbk	7,000	5
	PT Semen Gresik Tbk	13,000	5
	PT Indonesian
	Satellite Corp. Tbk	7,000	4
			748
Ireland (0.2%)
	CRH PLC	12,366	321
*	Elan Corp. PLC	10,462	62
	Kerry Group PLC A Shares	2,658	55
*	Ryanair Holdings PLC	10,139	44
	Allied Irish Banks PLC	18,213	22
	Bank of Ireland	21,806	22
	Anglo Irish Bank Corp. PLC	14,385	4
	Irish Life & Permanent PLC	840	2
			532
Israel (0.4%)
	Teva Pharmaceutical
	Industries Ltd.	16,157	709
	Israel Chemicals Ltd.	13,923	115
*	Check Point Software
	Technologies Ltd.	4,000	93
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	28,130	44
	Bank Hapoalim Ltd.	13,340	30
	Cellcom Israel Ltd.	748	17
	Bank Leumi Le-Israel	6,500	16
	Delek Group, Ltd.	129	12
*	Jerusalem Economic
	Corp., Ltd.	2,811	12
	Clal Insurance Enterprise
	Holdings Ltd.	900	10
	Elbit Medical Imaging Ltd.	579	10
	Partner Communications
	Co. Ltd.	600	10
*	Africa-Israel Investments Ltd.	600	9
*	Koor Industries Ltd.	400	9
	Discount Investment
	Corp. Ltd.	600	8
	United Mizrahi Bank Ltd.	1,500	8
	Delek Automotive
	Systems Ltd.	1,000	8
	Property & Building Corp.	137	7
	Oil Refineries Ltd.	19,025	7
	Clal Industries and
	Investments Ltd.	2,300	7
*	Hot Telecommunication
	System Ltd.	900	6
*	Harel Insurance
	Investments Ltd.	200	6
	Blue Square-Israel Ltd.	900	6
*	First International
	Bank of Israel Ltd.
	–ILS .01 Par	3,629	6

			Market
			Value•
		Shares	($000)
*	First International
	Bank of Israel Ltd.
	–ILS .05 Par	708	6
	Gazit-Globe (1982) Ltd.	1,058	6
	Ormat Industries Ltd.	762	6
	Migdal Insurance
	Holdings Ltd.	5,000	6
	IDB Holding Corp., Ltd.	302	5
	Paz Oil Company Ltd.	50	5
	Elbit Systems Ltd.	100	5
	Given Imaging Ltd.	645	5
	Super Sol Ltd.	1,500	5
	Israel Discount Bank Ltd.	5,200	5
*	Alvarion Ltd.	1,569	5
	Strauss Group Ltd.	500	5
	Osem Investment Ltd.	400	4
*	NICE Systems Ltd.	100	3
	Makhteshim-Agan
	Industries Ltd.	300	1
	Delek Real Estate Holding	908	1
			1,238
Italy (1.5%)
	Eni SpA	47,483	1,019
	UniCredit SpA	250,815	611
	Intesa Sanpaolo SpA	157,318	501
	Assicurazioni Generali SpA	23,594	480
	Enel SpA	88,269	478
	Telecom Italia SpA	238,985	302
*	Fiat SpA	13,741	134
	Autogrill SpA	17,489	133
	Unione Di Banche
	Italiane ScpA	9,386	129
	Atlantia SpA	7,305	129
^	Bulgari SpA	21,618	110
	Finmeccanica SpA	7,253	102
	Fondiaria-Sai SpA RNC	8,970	100
	Saipem SpA	4,627	99
	Unipol Gruppo
	Finanziario SpA Pfd.	118,560	99
	Mediaset SpA	15,457	87
	Terna SpA	24,966	80
	Telecom Italia SpA RNC	88,772	79
	Banco Popolare SpA	11,376	75
	Italcementi SpA Risp.	9,048	57
	Snam Rete Gas SpA	14,464	57
	Parmalat SpA	27,754	55
	Mediolanum SpA	11,570	53
	Banca Monte dei
	Paschi di Siena SpA	26,019	42
	Banca Carige SpA	10,313	38
	Mediobanca Banca di
	Credito Finanziaria SpA	3,253	38
	Luxottica Group SpA	1,483	27
	Alleanza Assicurazioni SpA	4,009	27
	Banca Popolare di Milano SpA	4,438	26
	A2A SpA	14,483	24

20

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Snam Rete Gas S.p.A.
	Rights Exp. 5/15/09	14,464	11
*	Exor SPA	942	8
	Fondiari-Sai SpA	424	7
	Pirelli & C. Accomandita
	per Azioni SpA	16,215	6
*	Exor SpA	483	6
	Edison SpA	4,009	5
	Italcementi SpA	390	5
	Benetton Group SpA	588	5
	Buzzi Unicem SpA	309	5
*	Lottomatica SpA	203	4
	Saras SpA Raffinerie Sarde	1,421	4
	Unipol Gruppo Finanziario SpA	3,259	4
			5,261
Japan (9.2%)
	Toyota Motor Corp.	46,200	1,829
	Mitsubishi UFJ
	Financial Group	205,300	1,120
	Honda Motor Co., Ltd.	25,800	756
	Canon, Inc.	23,400	700
	Matsushita Electric
	Industrial Co., Ltd.	44,000	645
	NTT DoCoMo, Inc.	372	519
	Nintendo Co.	1,900	511
	Sumitomo Mitsui
	Financial Group, Inc.	14,400	499
	Sony Corp.	17,800	463
	Nippon Telegraph and
	Telephone Corp.	11,900	448
	Takeda Pharmaceutical
	Co. Ltd.	12,500	443
	Tokyo Electric Power Co.	17,900	419
	Nippon Steel Corp.	116,000	390
	Mitsubishi Corp.	23,800	366
	Mitsubishi Estate Co., Ltd.	27,000	353
	KDDI Corp.	78	351
^	Mizuho Financial Group, Inc.	149,200	315
	Millea Holdings, Inc.	11,600	306
	East Japan Railway Co.	5,400	304
	Kyocera Corp.	3,900	303
	Shin-Etsu Chemical Co., Ltd.	5,800	282
	Fanuc Co., Ltd.	3,900	281
	Seven and I Holdings Co., Ltd.	12,300	278
	Nomura Holdings Inc.	45,800	276
	Mitsui & Co., Ltd.	25,000	265
	Kansai Electric Power Co., Inc.	12,900	263
	Mitsubishi Heavy
	Industries Ltd.	78,000	255
	Astellas Pharma Inc.	7,800	254
	Komatsu Ltd.	20,000	250
	Nissan Motor Co., Ltd.	46,800	244
	JFE Holdings, Inc.	8,900	243
	Rohm Co., Ltd.	3,900	239
	Sumitomo Corp.	27,300	238
	Fuji Photo Film Co., Ltd.	9,100	234

			Market
			Value•
		Shares	($000)
	Central Japan Railway Co.	39	231
	Japan Tobacco, Inc.	92	231
	Chubu Electric Power Co.	10,100	222
	Suzuki Motor Corp.	11,700	221
	Mitsui Sumitomo Insurance
	Group Holdings, Inc.	7,800	213
	Itochu Corp.	39,000	209
	Mitsui OSK Lines Ltd.	36,000	206
	Nippon Oil Corp.	39,000	203
	Daiichi Sankyo Co., Ltd.	11,700	196
	Mitsui Fudosan Co., Ltd.	15,000	189
	Kao Corp.	10,000	187
	Softbank Corp.	11,700	185
	Sumitomo Metal
	Industries Ltd.	78,000	183
	Denso Corp.	7,600	180
	Daito Trust
	Construction Co., Ltd.	4,300	179
	Electric Power
	Development Co., Ltd.	6,100	178
	Bridgestone Corp.	11,500	171
	Murata Manufacturing
	Co., Ltd.	4,200	170
	Nomura Research
	Institute, Ltd.	9,500	169
	Fujitsu Ltd.	39,000	167
	Sharp Corp.	15,000	158
	Mitsubishi Electric Corp.	29,000	154
	Sumitomo Chemical Co.	39,000	154
	Yakult Honsha Co., Ltd.	8,800	152
	Mitsubishi Chemical
	Holdings Corp.	39,000	149
	Hitachi Ltd.	41,000	143
	Kirin Brewery Co., Ltd.	13,000	143
	Marubeni Corp.	39,000	142
^	Toshiba Corp.	40,000	137
	Tokyo Gas Co., Ltd.	35,000	133
	Sagami Railway	32,000	130
	Yamada Denki Co., Ltd.	2,820	130
	Kyushu Electric Power Co., Inc.	6,100	126
	Ricoh Co.	10,000	124
	Tohoku Electric Power Co.	5,600	117
	Keyence Corp.	660	117
	Ibiden Co., Ltd.	3,900	114
	Mitsubishi Materials Corp.	39,000	113
	Sumitomo Metal Mining Co.	10,000	112
	Secom Co., Ltd.	3,000	111
	Daikin Industries Ltd.	4,100	110
	Daiwa Securities Group Inc.	21,000	110
	Fukuyama
	Transporting Co., Ltd.	28,000	109
	T & D Holdings, Inc.	3,550	106
^,*	Mitsubishi Motors Corp.	69,000	106
	Tokyo Electron Ltd.	2,300	105
^	Resona Holdings Inc.	7,800	105
	Kokuyo Co., Ltd.	14,100	104
	Hankyu Corp.	22,000	103

21

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Sumitomo Electric
	Industries Ltd.	10,200	99
	Terumo Corp.	2,600	98
	Hoya Corp.	5,600	97
	Chugoku Electric
	Power Co., Ltd.	4,800	97
	Sumitomo Realty &
	Development Co.	8,000	96
^	Kintetsu Corp.	22,000	96
	Dai-Nippon Printing Co., Ltd.	9,000	95
	Fast Retailing Co., Ltd.	900	95
	Orix Corp.	1,990	93
	Sumitomo Trust &
	Banking Co., Ltd.	22,000	92
	Osaka Gas Co., Ltd.	29,000	92
	Circle K Sunkus Co., Ltd.	6,400	90
	Casio Computer Co.	11,700	90
	Asahi Glass Co., Ltd.	15,000	90
	Eisai Co., Ltd.	3,300	89
	SMC Corp.	900	88
	Shiseido Co., Ltd.	5,000	88
	Haseko Corp.	136,500	86
	Shikoku Electric Power	3,100	85
	NEC Corp.	25,000	83
	Odakyu Electric Railway Co.	10,000	81
	Aeon Co., Ltd.	10,400	81
	Shizuoka Bank Ltd.	9,000	81
	West Japan Railway Co.	26	80
^	Toray Industries, Inc.	18,000	79
	Asahi Breweries Ltd.	6,300	79
	Sojitz Holdings Corp.	50,700	79
	Sompo Japan Insurance Inc.	13,000	78
	Sekisui House Ltd.	9,000	78
	TDK Corp.	1,700	78
	Seino Transportation Co., Ltd.	14,000	76
	Bank of Yokohama Ltd.	18,000	76
	Taisho Pharmaceutical Co.	4,000	73
	Chugai
	Pharmaceutical Co., Ltd.	3,900	72
	Asahi Kasei Corp.	18,000	72
	Daiwa House
	Industry Co., Ltd.	8,000	70
	Shionogi & Co., Ltd.	4,000	69
	Tokyu Corp.	16,000	68
	Toppan Printing Co., Ltd.	9,000	68
	Ono Pharmaceutical Co., Ltd.	1,600	68
	Kobe Steel Ltd.	41,000	67
	Yamato Holdings Co., Ltd.	6,000	67
	Nikon Corp.	5,000	66
	Kubota Corp.	11,000	66
	Ajinomoto Co., Inc.	9,000	66
	Mitsui Trust Holding Inc.	20,000	66
	Higo Bank Ltd.	12,000	66
	Olympus Corp.	4,000	66
	Nippon Yusen
	Kabushiki Kaisha Co.	16,000	66
	Mitsumi Electric Co., Ltd.	3,900	65

		Market
		Value•
	Shares	($000)
Inpex Holdings, Inc.	10	64
Hokuriku Electric Power Co.	2,800	63
Omron Corp.	4,200	63
NGK Insulators Ltd.	4,000	61
Toyoda Automatic
Loom Works Ltd.	2,300	61
Trend Micro Inc.	2,000	61
OJI Paper Co., Ltd.	14,000	60
Yahoo Japan Corp.	238	59
Tobu Railway Co., Ltd.	11,000	57
Kuraray Co., Ltd.	6,500	56
Nippon Mining Holdings Inc.	12,000	54
Nipponkoa Insurance Co., Ltd.	10,000	54
Keihin Electric Express
Railway Co., Ltd.	7,000	54
Konica Minolta Holdings, Inc.	6,500	54
Isuzu Motors Ltd.	32,000	53
Aisin Seiki Co., Ltd.	2,600	53
Shimizu Corp.	11,000	53
NTT Data Corp.	20	53
Hokkaido Electric
Power Co., Ltd.	2,800	52
JS Group Corp.	4,200	51
Joyo Bank Ltd.	11,000	51
Lawson Inc.	1,300	51
Chiba Bank Ltd.	10,000	50
TonenGeneral Sekiyu K.K.	5,000	48
Sony Financial Holdings, Inc.	15	47
Toyo Seikan Kaisha Ltd.	2,800	46
Fukuoka Financial Group, Inc.	15,000	46
Nissin Food Products Co., Ltd.	1,700	46
Ohbayashi Corp.	9,000	44
Makita Corp.	1,900	44
Japan Steel Works Ltd.	4,000	43
The Hachijuni Bank Ltd.	7,000	41
Advantest Corp.	2,600	41
Fuji Heavy Industries Ltd.	10,000	40
JSR Corp.	3,300	40
All Nippon Airways Co., Ltd.	11,000	40
The Iyo Bank, Ltd.	4,000	40
JGC Corp.	3,000	39
Brother Industries Ltd.	4,800	39
Yamaguchi Financial
Group, Inc.	4,000	39
Toho Gas Co., Ltd.	9,000	38
The Chugoku Bank, Ltd.	3,000	38
Sekisui Chemical Co.	7,000	37
Seiko Epson Corp.	2,600	37
Nisshin Seifun Group Inc.	3,500	36
Credit Saison Co., Ltd.	3,200	36
FamilyMart Co., Ltd.	1,300	36
JTEKT Corp.	3,700	36
Stanley Electric Co.	2,500	36
Kyowa Hakko Kogyo Co.	4,000	35
Shinsei Bank, Ltd.	27,000	35
Nitto Denko Corp.	1,500	35
Nippon Sheet Glass Co., Ltd.	12,000	34

22

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Nidec Corp.	600	33
	Sumitomo Heavy
	Industries Ltd.	8,000	33
	Mitsui Chemicals, Inc.	11,000	33
	Nippon Electric Glass Co., Ltd.	4,000	33
	Matsushita Electric
	Works, Ltd.	4,000	33
	Bank of Kyoto Ltd.	4,000	32
	THK Co., Inc.	2,300	32
	Namco Bandai Holdings Inc.	3,200	32
	Hirose Electric Co., Ltd.	300	31
	NSK Ltd.	7,000	31
	Benesse Corp.	800	31
	Kawasaki Heavy
	Industries Ltd.	14,000	30
	Gunma Bank Ltd.	6,000	30
	Mazda Motor Corp.	12,000	30
	Yamaha Corp.	2,600	30
	Toyota Tsusho Corp.	2,500	30
	Nippon Express Co., Ltd.	8,000	29
	Keio Electric Railway Co., Ltd.	5,000	28
	Mitsubishi Gas Chemical Co.	6,000	28
	Nippon Sanso Corp.	4,000	28
	Dentsu Inc.	1,500	28
	Isetan Mitsukoshi
	Holdings Ltd.	3,300	28
	Yamaha Motor Co., Ltd.	2,600	27
	Mabuchi Motor Co.	600	27
	Minebea Co., Ltd.	7,000	27
	Furukawa Electric Co.	9,000	27
	Kurita Water Industries Ltd.	1,100	27
*	Sanyo Electric Co., Ltd.	16,000	26
	Sumco Corp.	1,800	26
	Sankyo Co., Ltd.	500	25
	Oriental Land Co., Ltd.	400	25
	Nisshin Steel Co.	13,000	25
	Ube Industries Ltd.	13,000	25
	Nagoya Railroad Co., Ltd.	8,000	24
	Kajima Corp.	8,000	23
	Nippon Paint Co., Ltd.	6,000	22
	Aioi Insurance Co., Ltd.	5,000	22
	Uni-Charm Corp.	300	21
	Keihan Electric
	Railway Co., Ltd.	5,000	20
	Nippon Paper Group, Inc.	700	20
	Toho Co., Ltd.	1,500	20
	Toyo Suisan Kaisha, Ltd.	1,000	20
	Mitsubishi Logistics Corp.	2,000	19
	Kawasaki Kisen Kaisha Ltd.	5,000	19
	Mizuho Trust &
	Banking Co., Ltd.	18,000	19
	Teijin Ltd.	7,000	18
	Konami Corp.	1,200	18
	Shimano, Inc.	600	18
	Hokuhoku Financial
	Group, Inc.	10,000	18

			Market
			Value•
		Shares	($000)
	Hisamitsu
	Pharmaceutical Co. Inc.	600	17
	SBI Holdings, Inc.	137	16
	Dai Nippon
	Pharmaceutical Co., Ltd.	2,000	16
	77 Bank Ltd.	3,000	15
	Mediceo Paltac
	Holdings Co., Ltd.	1,500	15
	AEON Mall Co., Ltd.	1,100	14
	Keisei Electric
	Railway Co., Ltd.	3,000	14
	Nitori Co., Ltd.	250	14
	The Hyakujushi Bank Ltd.	3,000	14
	Lion Corp.	3,000	14
	Tsumura & Co.	500	14
	Yokohama Rubber Co.	3,000	13
	Promise Co., Ltd.	950	13
	Wacoal Corp.	1,000	12
	Amada Co., Ltd.	2,000	12
	Tokuyama Corp.	2,000	12
	Coca-Cola West
	Japan Co., Ltd.	700	12
	The Hiroshima Bank, Ltd.	3,000	11
	Cosmo Oil Co., Ltd.	4,000	11
	Santen
	Pharmaceutical Co., Ltd.	400	11
	Acom Co., Ltd.	450	11
	Don Quijote Co., Ltd.	700	11
	Nisshinbo Industries, Inc.	1,000	11
	Shimachu Co.	600	10
	Nippon Meat Packers, Inc.	1,000	10
	Yamazaki Baking Co., Ltd.	1,000	10
	The Hyakugo Bank Ltd.	2,000	10
	Rengo Co., Ltd.	2,000	10
*	Japan Airlines System Co.	5,000	10
	NGK Spark Plug Co.	1,000	10
	Tanabe Seiyaku Co., Ltd.	1,000	10
	Ezaki Glico Co., Ltd.	1,000	9
	Shinko Securities Co., Ltd.	4,000	9
	Mochida Pharmaceutical	1,000	9
	Koito Manufacturing Co., Ltd.	1,000	9
	IHI Corp.	6,000	9
	Daihatsu Motor Co., Ltd.	1,000	9
	Pioneer Corp.	2,800	9
	Kikkoman Corp.	1,000	9
	Taisei Corp.	4,000	9
	The Suruga Bank, Ltd.	1,000	9
	Kinden Corp.	1,000	8
	Nissan Chemical
	Industries, Ltd.	1,000	8
	J. Front Retailing Co., Ltd.	2,000	8
	NOK Corp.	700	8
	Takata Corp.	700	8
	Hitachi Metals Ltd.	1,000	8
	Tokai Rika Co., Ltd.	600	8
	Toyoda Gosei Co., Ltd.	400	8
	Ushio Inc.	600	8

23

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Alfresa Holdings Corp.	200	8
	The San-in Godo Bank, Ltd.	1,000	8
	Taiyo Yuden Co., Ltd.	1,000	8
	Toyota Boshoku Corp.	600	8
*	Oki Electric Industry Co. Ltd.	8,000	8
	Calsonic Kansei Corp.	4,000	7
	Idemitsu Kosan Co. Ltd.	100	7
	Tokyo Style Co.	1,000	7
	Uny Co., Ltd.	1,000	7
	Marui Co., Ltd.	1,300	7
	Toho Titanium Co., Ltd.	500	7
	Toshiba TEC Corp.	2,000	7
	Shimamura Co., Ltd.	100	7
	Fujikura Ltd.	2,000	7
	Sumitomo Forestry Co.	1,000	7
	Mori Seiki Co.	700	7
	Hitachi Chemical Co., Ltd.	500	7
	The Kagoshima Bank, Ltd.	1,000	7
	Tokyu Land Corp.	2,000	7
	Daido Steel Co., Ltd.	2,000	7
	NTN Corp.	2,000	7
*	MEIJI Holdings Co., Ltd.	217	7
	Dai-Nippon Screen
	Manufacturing Co., Ltd.	3,000	7
	Shima Seiki
	Manufacturing, Ltd.	300	7
	Gunze Ltd.	2,000	7
	Asics Corp.	1,000	7
	NTT Urban Development Corp.	8	6
	Kamigumi Co., Ltd.	1,000	6
	Pacific Metals Co., Ltd.	1,000	6
	Kandenko Co., Ltd.	1,000	6
	Hankyu Department
	Stores, Inc.	1,000	6
	Aozora Bank, Ltd.	5,000	6
	Takashimaya Co.	1,000	6
	Sumitomo Real
	Estate Sales Co., Ltd.	170	6
	Kansai Urban Banking Corp.	3,000	6
	Mitsui Engineering &
	Shipbuilding Co., Ltd.	3,000	6
	Hikari Tsushin, Inc.	300	6
	Nippon Shokubai Co., Ltd.	1,000	6
	ZEON Corp.	2,000	6
	Shimadzu Corp.	1,000	6
	Maruichi Steel Tube Ltd.	300	6
	Hamamatsu Photonics Co.	300	6
	Onward Kashiyama Co., Ltd.	1,000	6
	Osaka Titanium
	Technologies Co.	200	6
	DISCO Corp.	200	6
	Chiyoda Corp.	1,000	6
	Shinko Electric
	Industries Co., Ltd.	600	6
	Nissha Printing Co., Ltd.	200	6
	Kaneka Corp.	1,000	6

			Market
			Value•
		Shares	($000)
	Hino Motors, Ltd.	2,000	6
	Aeon Credit Service Co. Ltd.	500	6
	Mizuho Investors
	Securities Co., Ltd.	6,000	6
	Funai Electric Co., Ltd.	200	6
	The Awa Bank, Ltd.	1,000	6
	Hitachi Cable Ltd.	2,000	6
	ULVAC, Inc.	300	6
	PanaHome Corp.	1,000	6
	Lintec Corp.	400	6
	Autobacs Seven Co., Ltd.	200	5
	Ebara Corp.	2,000	5
	MISUMI Group Inc.	400	5
	The Shiga Bank, Ltd.	1,000	5
	Nippon Kayaku Co., Ltd.	1,000	5
	Alps Electric Co., Ltd.	1,000	5
	Kansai Paint Co., Ltd.	1,000	5
*	NEC Electronics Corp.	500	5
	Taiheiyo Cement Corp.	3,000	5
	Tokai Rubber Industries, Ltd.	600	5
	The Nanto Bank, Ltd.	1,000	5
	Fuji Electric Holdings Co., Ltd.	3,000	5
	Hitachi Koki Co.	600	5
	Tokyo Steel Manufacturing Co.	500	5
	Toto Ltd.	1,000	5
	Susuken Co., Ltd.	200	5
	Nomura Real Estate
	Holdings Inc.	300	5
	Takara Holdings Inc.	1,000	5
	Hitachi Maxwell	500	5
	Toyota Auto Body Co., Ltd.	300	5
	Nippon Television
	Network Corp.	50	5
	CSK Corp.	900	5
	Toyobo Ltd.	3,000	5
	NS Solutions Corp.	400	5
	Yaskawa Electric Corp.	1,000	5
	Mitsubishi UFJ Lease &
	Finance Company Ltd.	200	5
	NHK Spring Co.	1,000	5
	Monex Beans Holdings, Inc.	15	5
	Tosoh Corp.	2,000	5
	Itochu Techno-Science Corp.	200	5
	USS Co., Ltd.	100	5
	Sohgo Security
	Services Co., Ltd.	500	5
	Sumitomo Osaka
	Cement Co., Ltd.	2,000	4
	Tokai Carbon Co., Ltd.	1,000	4
	JAFCO Co., Ltd.	200	4
	Heiwa Corp.	500	4
	Denki Kagaku Kogyo K.K.	2,000	4
	Hitachi Capital Corp.	400	4
	Ogaki Kyoritsu Bank, Ltd.	1,000	4
	Okuma Corp.	1,000	4
	Showa Shell Sekiyu K.K.	500	4

24

Total World Stock Index Fund

		Market
		Value•
	Shares	($000)
Aoyama Trading Co., Ltd.	300	4
Toppan Forms Co., Ltd.	400	4
Dowa Fire & Marine
Insurance Co.	1,000	4
Matsui Securities Co., Ltd.	600	4
The Bank of Nagoya, Ltd.	1,000	4
Tokyo Broadcasting
System Holdings, Inc.	300	4
Komeri Co., Ltd.	200	4
Daicel Chemical Industries Ltd.	1,000	4
Hitachi High-
Technologies Corp.	300	4
Sapporo Holdings Ltd.	1,000	4
Mitsubishi Rayon Co., Ltd.	2,000	4
kabu.com Securities Co., Ltd.	4	4
Sumitomo Rubber
Industries Ltd.	600	4
Hakuhodo DY Holdings Inc.	90	4
Yokogawa Electric Corp.	800	4
House Foods Industry Corp.	300	4
Obic Co., Ltd.	30	4
The Nishi-Nippon
City Bank, Ltd.	2,000	4
Kose Corp.	200	4
Dowa Mining Co., Ltd.	1,000	4
Sumitomo Bakelite Co. Ltd.	1,000	4
Mitsui Mining &
Smelting Co., Ltd.	2,000	4
Japan Petroleum
Exploration Co., Ltd.	100	4
Q.P. Corp.	400	4
Ryohin Keikaku Co., Ltd.	100	4
TV Asahi Corp.	3	4
Nidec Sankyo Corp.	1,000	4
The Daishi Bank, Ltd.	1,000	4
Okasan Holdings, inc.	1,000	4
Sapporo Hokuyo Holdings, Inc.	1,300	4
The Keiyo Bank, Ltd.	1,000	4
Otsuka Corp.	100	4
Hitachi Software
Engineering Co., Ltd.	300	4
Ito En, Ltd.	300	4
Leopalace21 Corp.	500	4
Nishi-Nippon Railroad Co., Ltd.	1,000	4
IT Holdings Corp.	300	4
Canon Sales Co. Inc.	300	4
Sega Sammy Holdings Inc.	400	4
Sky Perfect JSAT Corp.	10	4
Square Enix Co., Ltd.	200	4
DeNA Co., Ltd.	1	4
Aiful Corp.	1,800	4
Oracle Corp. Japan	100	4
Sumisho Computer
Systems Corp.	300	4
Nichirei Corp.	1,000	3
Capcom Co., Ltd.	200	3

			Market
			Value•
		Shares	($000)
	Rinnai Corp.	100	3
	Matsumotokiyoshi
	Holdings Co., Ltd.	200	3
	Asatsu-DK Inc.	200	3
	IZUMI Co., Ltd.	300	3
	Tokyo Tatemono Co., Ltd.	1,000	3
*	Tecmo Koei Holdings Co., Ltd.	500	3
	Takefuji Corp.	630	3
	The Hokkoku Bank, Ltd.	1,000	3
	The Juroku Bank, Ltd.	1,000	3
	Yamatake Corp.	200	3
	Fuji Television Network, Inc.	3	3
	Toda Corp.	1,000	3
	Dai-Nippon Ink &
	Chemicals, Inc.	2,000	3
	Kobayashi
	Pharmaceutical Co., Ltd.	100	3
	Citizen Watch Co., Ltd.	700	3
	Fuji Fire & Marine
	Insurance Co., Ltd.	3,000	3
	Showa Denko K.K.	2,000	3
	Sysmex Corp.	100	3
	The Musashino Bank, Ltd.	100	3
	Yamato Kogyo Co., Ltd.	100	2
	ABC-Mart Inc.	100	2
	Hitachi Construction
	Machinery Co.	100	1
*	Elpida Memory Inc.	100	1
	SFCG Co., Ltd.	120	—
			31,285
Luxembourg (0.0%)
	Millicom International
	Cellular SA	1,811	88
	RTL Group	436	18
			106
Malaysia (0.4%)
	Malayan Banking Bhd.	131,815	160
	Public Bank Bhd.	65,211	157
	Sime Darby Bhd.	84,800	157
	Bumiputra-Commerce
	Holdings Bhd.	66,400	149
	IOI Corp. Bhd.	82,200	99
	Genting Bhd.	60,800	79
	Malaysia International
	Shipping Corp., Bhd.
	(Foreign)	31,700	79
	AMMB Holdings Bhd.	50,200	44
	Kuala Lumpur Kepong Bhd.	13,100	43
	PPB Group Bhd.	14,300	42
	PLUS Expressways Bhd.	45,700	42
	YTL Corp., Bhd.	19,400	39
	IJM Corp. Bhd.	25,900	36
	SP Setia Bhd.	31,400	31
	Tenaga Nasional Bhd.	14,400	30
	Digi.com Bhd.	4,500	28
	British American Tobacco Bhd.	2,200	27

25

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Petronas Gas Bhd.	10,100	27
	Resorts World Bhd.	37,700	26
	Gamuda Bhd.	35,900	24
	Telekom Malaysia Bhd.	22,300	24
*	Axiata Group Bhd.	37,600	23
	YTL Power International Bhd.	37,237	22
	Berjaya Sports Toto Bhd.	14,000	19
	UMW Holdings Malaysia Bhd.	10,500	17
	Proton Holdings Bhd.	9,400	8
	Lafarge Malayan Cement Bhd.	4,300	5
	EON Capital Bhd.	5,400	5
	RHB Capital Bhd.	4,400	5
	Puncak Niaga Holdings Bhd.	5,100	4
	Petronas Dagangan Bhd.	1,300	3
	Tanjong Public Ltd. Co.	700	3
	Hong Leong Bank Bhd.	1,700	3
	Parkson Holdings, Bhd.	2,100	2
	Alliance Financial Group Bhd.	3,800	2
	Astro All Asia Networks PLC	2,900	2
	Malaysia Mining Corp., Bhd.	4,200	2
			1,468
Mexico (0.6%)
	America Movil SA de CV	370,933	608
	Telefonos de Mexico SA	240,400	192
	Cemex SAB de CV ADR	22,347	167
	Grupo Mexico SA de CV	207,436	163
	Fomento Economico
	Mexicano UBD	54,600	154
	Grupo Televisa SA CPO	46,800	145
	Wal-Mart de Mexico SA	51,900	142
	Grupo Financerio
	Banorte SA de CV	81,900	129
	Telmex Internacional
	SAB de CV	142,495	74
*	Carso Global Telecom
	SAB de CV	12,100	43
	Grupo Elektra SA de CV	900	38
	Grupo Financiero
	Inbursa, SA de CV	8,500	23
	Grupo Carso SA de
	CV Series A1	8,600	22
	Kimberly Clark de Mexico
	SA de CV Series A	5,200	19
*	Impulsora del Desarrollo y el
	Empleo en America Latina,
	SA de CV	7,300	6
*	Corporacion GEO, SA de CV	4,300	6
	Grupo Continental SA	3,000	5
*	Empresas ICA SA de CV	2,876	5
	Grupo Bimbo SA	1,100	5
*	Carso Infraestructura y
	Construccion, SA	9,700	5
	Mexichem SA de CV	5,317	5
	Grupo Aeroportuario
	del Pacifico SA	2,200	4
*	Organzacion Soriana
	S.A.B. de C.V.	2,300	4

			Market
			Value•
		Shares	($000)
*	Desarrolladora Homex
	SA de CV	1,300	4
	Alfa SA de CV Series A	2,200	4
	Industrias Penoles, SA de CV	300	3
*	URBI Desarrollos
	Urbanos SA de CV	3,000	3
*	Grupo Modelo SA	1,000	3
			1,981
Netherlands (0.9%)
	Unilever NV	29,229	578
	Koninklijke KPN NV	29,912	360
	Koninklijke (Royal) Philips
	Electronics NV	18,489	334
	ING Groep NV	36,403	332
	Koninklijke Ahold NV	24,648	270
	TNT NV	12,392	228
	Akzo Nobel NV	5,040	211
	Aegon NV	32,838	165
	Reed Elsevier NV	12,751	140
	ASML Holding NV	6,671	140
	Heineken NV	3,721	110
	Koninklijke DSM NV	2,817	87
	Wolters Kluwer NV	3,877	64
	Randstad Holding NV	1,394	32
	Fugro NV	778	28
	Corio NV	551	24
	Heineken Holding NV	795	19
	SBM Offshore NV	476	8
	SNS REAAL	913	5
			3,135
New Zealand (0.1%)
	Telecom Corp. of
	New Zealand Ltd.	41,938	67
	Fletcher Building Ltd.	13,771	52
	Contact Energy Ltd.	9,078	29
	Auckland International
	Airport Ltd.	15,074	14
	Sky Network Television Ltd.	2,309	5
	Air New Zealand Ltd.	8,903	5
	Vector Ltd.	4,251	5
	The Warehouse Group Ltd.	2,427	5
	Sky City Entertainment
	Group Ltd.	3,138	5
	Fisher & Paykel
	Healthcare Corp. Ltd.	2,713	5
	Kiwi Income Property Trust	8,461	5
			197
Norway (0.3%)
	StatoilHydro ASA	22,250	415
^	Orkla ASA	23,400	167
^	Yara International ASA	3,950	106
	Telenor ASA	15,600	97
	Norsk Hydro ASA	19,500	86
	Seadrill Ltd.	7,800	83
	DnB NOR ASA	10,700	67
	Storebrand ASA	8,800	32

26

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Aker Solutions ASA	490	3
*	Renewable Energy Corp. AS	300	3
			1,059
Peru (0.1%)
	Compania de Minas
	Buenaventura SA ADR	5,722	121
	Southern Copper Corp.
	(U.S. Shares)	4,349	81
	Volcan Compania Minera SA	16,300	11
	Credicorp Ltd.	100	5
			218
Philippines (0.1%)
	Philippine Long Distance
	Telephone Co.	1,000	46
	Manila Electric Co.	15,000	28
	SM Investments Corp.	5,000	25
	Jollibee Foods Corp.	20,000	19
	Globe Telecom, Inc.	1,000	17
	Ayala Land, Inc. 106,300		14
	Bank of Philippine Islands	14,136	12
	Ayala Corp.	2,000	9
	Petron Corp.	47,000	5
	SM Prime Holdings, Inc.	18,000	3
	Banco De Oro	3,000	2
	Metropolitan Bank & Trust Co.	3,000	2
			182
Poland (0.1%)
	Bank Polska Kasa Opieki
	Grupa Pekao SA	4,317	155
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	17,917	143
	KGHM Polska Miedz SA	1,989	35
	Telekomunikacja Polska SA	4,400	23
	Polish Oil & Gas	7,942	9
	Polski Koncern Naftowy SA	993	8
	Bank Handlowy W Warszawie	362	6
*	Globe Trade Centre SA	1,000	5
	Bank Zachodni WBK SA	200	5
*	Bank Rozwoju Eksportu SA	100	4
	BIG Bank Gdanski SA	5,198	4
*	Getin Holding SA	2,440	4
	TVN SA	1,100	3
			404
Portugal (0.2%)
	Electricidade de Portugal SA	53,492	195
	Portugal Telecom SGPS SA	21,294	162
	Banco Comercial
	Portugues SA	55,146	52
	Banco BPI SA	18,954	45
	Brisa-Auto Estradas
	de Portugal SA	5,626	38
	Zon Multimedia Servicos
	de Telecomunicacoes e
	Multimedia SGPS SA	6,063	33

			Market
			Value•
		Shares	($000)
	Galp Energia, SGPS,
	SA B shares	2,120	28
	Banco Espirito Santo SA	1,239	6
	Cimpor-Cimento de
	Portugal SA	986	6
			565
Russia (0.5%)
	LUKOIL Sponsored ADR	8,738	383
	Surgutneftegaz OJSC ADR	44,114	311
	Rosneft Oil Co. GDR	58,755	303
*	Gazprom	43,092	189
	MMC Norilsk Nickel ADR	14,218	117
	VTB Bank OJSC GDR	38,350	69
	Tatneft GDR	1,092	67
	Sberbank	79,550	66
*	LUKOIL	1,420	63
	OAO Gazprom-Sponsored
	ADR (London Shares)	1,965	35
	Rostelecom	3,672	34
*	Mobile TeleSystems	4,129	20
*	Rosneft Oil Co.	3,288	17
	OAO Transneft	21	9
*	Sistema JSFC	32,701	9
*	Polyus Gold	193	8
*	Mosenergo	154,757	8
*	Cherepovets MK Severstal	1,736	7
*	Wimm-Bill-Dann Foods ADR	155	7
*	Sibirtelecom	458,700	7
	Gazprom Neft	2,355	6
*	Aeroflot	5,336	6
	Uralsvyazinform JSC	495,049	5
*	Irkutskenergo	19,093	4
			1,750
Singapore (0.6%)
	Singapore
	Telecommunications Ltd.	139,000	239
	Singapore Exchange Ltd.	39,000	164
	Oversea-Chinese
	Banking Corp., Ltd.	41,000	162
	Keppel Corp., Ltd.	39,000	156
	DBS Group Holdings Ltd.	22,000	140
	Fraser & Neave Ltd.	78,000	137
	Venture Corp. Ltd.	34,000	136
	United Overseas Bank Ltd.	14,000	108
	Pacific Century Regional
	Developments Ltd.	819,000	96
	Parkway Holdings Ltd.	117,000	95
	Wilmar International Ltd.	39,000	93
	Singapore Post Ltd.	124,000	63
	Jardine Matheson
	Holdings Ltd.	2,800	63
	Golden Agri-Resources Ltd.	243,360	60
	Capitaland Ltd.	21,500	40
	Cerebos Pacific Ltd.	10,000	19
	Haw Par Brothers
	International Ltd.	7,000	18

27

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Chartered Semiconductor
	Manufacturing Ltd.	148,000	16
	Singapore Airlines Ltd.	2,000	14
	MobileOne Ltd.	12,000	12
	Jardine Cycle N Carriage Ltd.	1,000	9
	City Developments Ltd.	2,000	9
	Singapore Press Holdings Ltd.	4,000	8
	Yanlord Land Group Ltd.	8,000	8
	Olam International Ltd.	6,000	7
	CapitaMall Trust	7,600	6
	Noble Group Ltd.	7,000	6
	Allgreen Properties Ltd.	16,000	6
	SembCorp Marine Ltd.	4,000	6
	Sembcorp Industries Ltd.	3,000	5
	Cosco Corp. Singapore Ltd.	8,000	5
	Neptune Orient Lines Ltd.	6,000	5
	Singapore Technologies
	Engineering Ltd.	3,000	5
	Wheelock Properties
	(Singapore), Ltd.	7,000	5
	StarHub Ltd.	4,000	5
	ComfortDelGro Corp. Ltd.	5,000	5
	Wing Tai Holdings Ltd.	8,000	5
	Singapore Land Ltd.	2,000	5
	Guocoland Ltd.	6,000	5
	Keppel Land Ltd.	4,000	5
	CapitaCommercial Trust	8,000	5
	United Overseas Land Ltd.	3,000	4
*	STATS ChipPAC Ltd.	15,000	4
	SMRT Corp. Ltd.	4,000	4
	Hotel Properties Ltd.	6,000	4
	SIA Engineering Co., Ltd.	3,000	4
	People’s Food Holdings Ltd.	11,000	4
	Hongkong Land Holdings Ltd.	1,000	2
			1,982
South Africa (1.0%)
	MTN Group Ltd.	32,099	417
	Sasol Ltd.	12,227	368
	Standard Bank Group Ltd.	27,440	265
	Impala Platinum Holdings Ltd.	11,510	220
	AngloGold Ltd.	6,218	191
	Naspers Ltd.	9,009	184
	Gold Fields Ltd.	12,636	131
	FirstRand Ltd.	84,825	130
	Anglo Platinum Ltd.	1,621	87
	Sanlan Ltd.	42,861	80
	ABSA Group Ltd.	6,783	78
	Bidvest Group Ltd.	7,287	77
	Remgro Ltd.	8,982	76
	Telkom South Africa Ltd.	5,420	68
	Murray & Roberts
	Holdings Ltd.	12,129	68
*	Harmony Gold
	Mining Co., Ltd.	7,245	67
	Shoprite Holdings Ltd.	10,070	60
	Kumba Iron Ore Ltd.	2,769	53
	Aveng Ltd.	13,377	51

			Market
			Value•
		Shares	($000)
	Steinhoff International
	Holdings Ltd.	35,958	43
	Pretoria Portland
	Cement Co. Ltd.	10,728	41
	Tiger Brands Ltd.	2,550	40
	Massmart Holdings Ltd.	4,300	37
	ArcelorMittal South Africa, Ltd.	3,820	36
	African Bank Investments Ltd.	11,101	35
	RMB Holdings Ltd.	13,021	34
	Nedbank Group Ltd.	3,180	32
	Growthpoint Properties Ltd.	19,008	32
	Spar Group Ltd.	4,900	31
*	Aspen Pharmacare
	Holdings Ltd.	5,912	30
	Network Healthcare
	Holdings Ltd.	26,300	29
	Nampak Ltd.	19,300	29
	Sun International Ltd.	2,760	26
	Foschini Ltd.	4,500	24
	Truworths International Ltd.	5,500	22
	Woolworths Holdings Ltd.	15,400	22
	Imperial Holdings Ltd.	2,900	19
	Investec Ltd.	3,600	17
	Sappi Ltd.	5,820	16
	Barloworld Ltd.	2,680	11
	African Rainbow Minerals Ltd.	834	11
	JSE Ltd.	1,262	8
	Tongaat-Hulett	736	7
	Illovo Sugar Ltd.	2,033	6
	Allied Technologies Ltd.	878	6
	ApexHi Properties Ltd. Class B	2,775	6
	ApexHi Properties Ltd. Class A	3,340	6
	Datatec Ltd.	2,904	6
	Metropolitan Holdings Ltd.	4,500	6
	Mr. Price Group Ltd.	1,834	6
	Fountainhead Property Trust	8,100	6
	Medi-Clinic Corp., Ltd.	2,303	6
	New Clicks Holdings Ltd.	2,834	5
	Santam Ltd.	589	5
	Gold Reef Resorts Ltd.	2,597	5
	Discovery Holdings, Ltd.	1,798	5
	Mvelaphanda Group Ltd.	9,446	5
	Wilson Bayly
	Holmes-Ovcon Ltd.	426	5
	Pick’n Pay Holdings Ltd.	3,111	5
*	Merafe Resources Ltd.	52,521	5
	Lewis Group Ltd.	974	5
	AVI Ltd.	2,200	4
	Hulamin Ltd.	3,463	4
*	Eqstra Holdings Ltd.	5,587	4
	African Oxygen Ltd.	1,948	4
	Pick’n Pay Stores Ltd.	800	3
	Reunert Ltd.	500	2
	AECI Ltd.	390	2
	Grindrod Ltd.	1,000	2
	Mondi Ltd.	444	1
*	Adcock Ingram Holdings Ltd.	300	1

28

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Mvelaphanda Resources Ltd.	367	1
	Exxaro Resources Ltd.	168	1
	Highveld Steel &
	Vanadium Corp. Ltd.	153	1
	Northam Platinum Ltd.	360	1
	Group Five Ltd.	300	1
*	Avusa, Ltd.	400	1
*	Metorex Ltd.	1,193	—
			3,435
South Korea (1.8%)
1	Samsung Electronics Co.,
	Ltd. GDR	4,040	910
	POSCO ADR	6,955	535
	Samsung Electronics Co., Ltd.	675	312
*	KB Financial Group, Inc.	9,720	310
	Shinhan Financial
	Group Co., Ltd. ADR	5,232	258
	SK Telecom Co., Ltd. ADR	12,029	188
	Hyundai Heavy
	Industries Co., Inc.	1,010	181
	Hyundai Motor Co., Ltd.	2,920	156
	LG Electronics Inc.	1,780	147
	KT Corp. ADR	8,849	127
	LG. Philips LCD Co., Ltd.	4,750	117
*	NHN Corp.	907	110
	LG Chem Ltd.	924	102
	Samsung Heavy
	Industries Co., Ltd.	4,250	101
	Samsung Fire & Marine
	Insurance Co.	723	99
*	Korea Electric Power Corp.	4,200	91
	SK Energy Co., Ltd.	1,152	90
	Hyundai Mobis	1,160	89
	Samsung Corp.	2,307	79
	LG Corp.	1,710	76
*	Hynix Semiconductor Inc.	6,660	75
	Shinsegae Co., Ltd.	208	74
	Hyundai Engineering &
	Construction Co., Ltd.	1,550	73
	SK Holdings Co Ltd	770	71
	KT & G Corp.	1,165	64
	S-Oil Corp.	1,260	59
	DC Chemical Co., Ltd.	331	58
	Samsung Electro-
	Mechanics Co.	1,230	49
	Hana Financial Group Inc.	2,840	49
	LS Cable Ltd.	600	47
	Hyosung Corp.	750	47
*	Kia Motors	5,220	46
	Samsung Engineering Co., Ltd.	760	46
	Samsung SDI Co. Ltd.	630	45
	Daewoo Securities Co., Ltd.	2,740	45
	Hanwha Corp.	1,520	45
*	Woori Finance
	Holdings Co., Ltd.	5,680	44
	Samsung Securities Co. Ltd.	850	44

			Market
			Value•
		Shares	($000)
	Daelim Industrial Co.	870	42
	Lotte Shopping Co., Ltd.	221	39
	GS Engineering &
	Construction Corp.	710	37
	Hyundai Steel Co.	860	36
	Woongjin Coway Co., Ltd.	1,430	36
	Doosan Heavy Industries
	and Construction Co., Ltd.	535	35
	Korea Exchange Bank	6,120	35
	Hyundai Mipo
	Dockyard Co., Ltd.	290	34
	Yuhan Corp.	218	34
	Daewoo International Corp.	1,388	33
	Dongbu Insurance Co., Ltd.	1,570	32
*	Korea Telecom Freetel	1,560	32
	Woori Investment &
	Securities Co., Ltd.	2,280	32
	Hyundai Development Co.	1,000	31
	Samsung Techwin Co., Ltd.	669	31
	Hyundai Securities Co.	2,580	30
	Hyundai Merchant
	Marine Co., Ltd.	1,410	29
	Kangwon Land Inc.	2,390	29
*	Korea Express Co.	350	28
	Amorepacific Corp.	53	28
	Cheil Industrial, Inc.	780	28
	SKC Co. Ltd.	1,560	28
	Daewoo Shipbuilding &
	Marine Engineering Co., Ltd.	1,480	26
	Doosan Corp.	259	26
	LG Household &
	Health Care Ltd.	180	25
	Hankook Tire Co. Ltd.	1,590	19
	Hite Brewery Co., Ltd.	111	16
	S1 Corp.	430	16
	NCsoft Corp.	120	13
*	LG Hausys Ltd.	125	11
	Lotte Midopa Co., Ltd.	1,020	11
	STX Corp.	360	9
	Hanwha Chemical Corp.	960	9
	Kumho Industrial Co., Ltd.	470	8
	STX Offshore &
	Shipbuilding Co., ltd.	470	8
*	Hyundai Autonet Co., Ltd.	2,490	8
	Glovis Co., Ltd.	150	8
	Honam Petrochemical Corp.	120	7
*	Samsung Digital Imaging Co.	300	7
	Halla Climate Control Corp.	1,040	7
	Kumkang Korea
	Chemical Co., Ltd.	25	7
	Daegu Bank	980	7
	SK Networks Co., Ltd.	720	7
	Samsung Fine
	Chemicals Co., Ltd.	170	7
	Hyundai Hysco	910	7
	CJ Corp.	170	6

29

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Daewoo Engineering &
	Construction Co., Ltd.	710	6
	Hyundai Department
	Store Co., Ltd.	100	6
	Hanjin Heavy Industries &
	Construction Co., Ltd.	220	6
	Busan Bank	1,120	6
	Daishin Securities Co.	440	6
	Korea Investment
	Holdings Co., Ltd.	240	6
	Pacific Corp.	65	6
*	Daum Communications Corp.	220	6
	Cheil Communications Inc.	33	6
	GS Holdings Corp.	240	6
*	Industrial Bank of Korea	850	6
	Doosan Infracore Co., Ltd.	390	5
	Daishin Securities Co.	950	5
	Dongkuk Steel Mill Co., Ltd.	230	5
	LG Dacom Corp.	340	5
*	Korean Air Co. Ltd.	170	5
	Hanjin Shipping Co., Ltd.	340	5
*	STX Pan Ocean Co. Ltd.	600	5
	Mirae Asset Securities Co., Ltd.	88	5
	Samsung Card Co. Ltd.	170	5
	CJ Cheiljedang Corp.	40	5
	Nong Shim Co. Ltd.	28	5
	LG Telecom Ltd.	660	5
	Lotte Chilsung
	Beverage Co., Ltd.	7	4
	Lotte Confectionery Co., Ltd.	5	4
	Korea Gas Corp.	120	4
	Sindo Ricoh Co., Inc.	48	2
			6,193
Spain (1.9%)
	Telefonica SA	83,931	1,590
	Banco Santander SA	146,206	1,406
	Banco Bilbao Vizcaya
	Argentaria SA	68,723	745
	Iberdrola SA	89,186	702
	Repsol YPF SA	21,983	418
^	Banco Popular Espanol SA	32,567	268
^	ACS, Actividades de
	Contruccion y Servisios, SA	4,309	215
	Industria de Diseno Textil SA	4,412	188
^	Banco de Sabadell SA	31,132	180
	Gas Natural SDG SA	7,508	119
^	Acerinox SA	7,691	117
	Gamesa Corporacion
	Tecnologica SA	5,664	107
	Abertis Infraestructuras SA	5,619	101
	Bankinter SA	5,366	63
	Grifols SA	3,572	63
	Zardoya Otis SA	2,255	46
	Criteria Caixacorp SA	11,611	44
	Red Electrica de Espana SA	966	40
	Banco de Valencia SA	3,891	36

			Market
			Value•
		Shares	($000)
*	Iberdrola Renovables	8,501	35
	Acciona SA	286	29
	Enagas SA	1,592	28
	Mapfre SA	8,645	25
	Fomento de Construc
	y Contra SA	321	11
*	Cintra Concesiones de
	Infraestructuras de
	Transport SA	2,069	11
	Grupo Ferrovial SA	368	11
	Compania Espanola de
	Petroleos SA	217	8
	Banco Santander SA ADR	416	4
	Gestevision Telecinco SA	226	2
	Sacyr Vallehermoso SA	176	2
	Corporacion Financiera Alba SA	30	1
	Banco Espanol de Credito, SA	118	1
*	Promotora de Informaciones SA	285	1
*	Banco de Valencia SA Rights
	Exp. 5/11/09	3,891	1
			6,618
Sweden (1.0%)
	Nordea Bank AB	78,970	587
^	Telefonaktiebolaget LM
	Ericsson AB Class B	52,400	445
^	Hennes & Mauritz
	AB B Shares	4,900	218
^,*	Skandinaviska Enskilda
	Banken AB A Shares	47,360	184
	Volvo AB B Shares	28,100	183
	TeliaSonera AB	37,500	176
^	Svenska Handelsbanken
	AB A Shares	9,100	159
^	Sandvik AB	23,400	154
	Husqvarna AB B Shares	28,750	141
*	Industrivarden AB C Shares	15,600	131
	Scania AB B Shares	11,700	124
	Investor AB B Shares	7,643	110
	Volvo AB A Shares	15,600	102
^	Tele2 AB B Shares	10,450	98
	Svenska Cellulosa
	AB B Shares	9,900	95
	Atlas Copco AB A Shares	9,106	85
	SKF AB B Shares	6,446	71
	SSAB Svenskt Stal
	AB Series A	6,900	66
	Boliden AB	7,800	49
^	Swedish Match AB	3,000	43
	Assa Abloy AB	3,200	38
	Atlas Copco AB B Shares	4,188	35
	Skanska AB B Shares	3,000	32
^	Swedbank AB A Shares	2,088	12
*	Electrolux AB Series B	1,000	11
	Alfa Laval AB	1,188	11
*	Securitas AB B Shares	1,200	10
	SSAB Svenskt Stal AB Series B	600	5

30

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Industrivarden AB A Shares	500	5
	Holmen AB	100	2
	Loomis AB B Shares	240	2
			3,384
Switzerland (3.0%)
	Nestle SA (Registered)	68,402	2,230
	Roche Holdings AG	12,500	1,576
	Novartis AG (Registered)	40,421	1,530
	Credit Suisse Group
	(Registered)	20,407	797
*	UBS AG	51,816	712
	ABB Ltd.	40,431	572
	Zurich Financial Services AG	2,886	536
	Syngenta AG	1,893	404
	Holcim Ltd. (Registered)	3,970	201
*	Compagnie Financiere
	Richemont SA	9,828	176
	Swiss Re (Registered)	7,350	175
	Julius Baer Holding, Ltd.	3,460	114
	SGS Societe Generale de
	Surveillance Holding SA
	(Registered)	96	108
	Synthes, Inc.	927	94
	Swatch Group AG (Bearer)	667	93
	Adecco SA (Registered)	2,327	92
	Swisscom AG	334	87
	Givaudan SA	135	86
	Geberit AG	780	83
	Lonza AG (Registered)	846	78
	Kuehne & Nagel
	International AG	999	75
	Baloise Holdings AG	905	66
*	Actelion Ltd.	1,358	62
	Sonova Holding AG	929	60
	Swiss Life Holding	645	50
	Lindt & Spruengli AG Regular	2	38
	Swatch Group AG (Registered)	1,309	38
	Nobel Biocare Holding AG	1,728	35
	Pargesa Holding SA	428	27
	Schindler Holding AG
	(Registered)	463	24
	Straumann Holding AG	127	23
*	OC Oerlikon Corp AG	373	21
	Clariant AG	2,990	17
	Lindt & Spruengli AG	7	11
	Petroplus Holdings AG	655	11
	BKW FMB Energie AG	89	6
	Schindler Holding AG
	(Bearer Participation
	Certificates)	44	2
	EFG International	60	1
			10,311
Taiwan (1.5%)
	Taiwan Semiconductor
	Manufacturing Co.,
	Ltd. ADR	99,399	1,051

		Market
		Value•
	Shares	($000)
Hon Hai Precision
Industry Co., Ltd.	127,550	368
AU Optronics Corp. ADR	25,294	274
Chunghwa Telecom Co.,
Ltd. ADR	12,640	239
Formosa Plastic Corp.	112,000	197
High Tech Computer Corp.	13,300	180
MediaTek Inc.	16,010	167
Nan Ya Plastic Corp.	89,000	118
Formosa Chemicals &
Fibre Corp.	71,000	113
China Steel Corp.	142,450	110
Fubon Financial
Holding Co., Ltd.	140,000	109
Fuhwa Financial
Holdings Co., Ltd.	172,000	101
Asustek Computer Inc.	75,797	101
Acer Inc.	46,030	88
Cathay Financial Holding Co.	73,400	82
Taiwan Cellular Corp.	47,000	74
Hau Nan Financial
Holdings Co., Ltd.	128,180	73
Chinatrust Financial Holding	149,689	68
Innolux Display Corp.	60,700	67
Compal Electronics Inc.	76,035	65
Delta Electronics Inc.	29,060	63
Formosa Petrochemical Corp.	27,000	63
Mega Financial
Holding Co. Ltd.	146,000	59
Chi Mei
Optoelectronics Corp.	108,300	54
Foxconn Technology Co., Ltd.	19,200	53
Uni-President Enterprises Co.	50,300	51
Lite-On Technology Corp.	57,015	46
United Microelectronics Corp.	119,180	45
Advanced Semiconductor
Engineering Inc. ADR	14,823	45
Wistron Corp.	35,098	44
Far Eastern Textile Ltd.	46,120	43
Macronix
International Co., Ltd.	92,069	38
China Development
Financial Holding Corp.	140,525	36
Quanta Computer Inc.	24,060	36
Taiwan Cooperative Bank	61,900	33
Taiwan Fertilizer Co., Ltd.	13,000	30
Siliconware Precision
Industries Co. ADR	3,900	29
Siliconware Precision
Industries Co.	21,030	27
Far EasTone
Telecommunications
Co., Ltd.	24,000	27
First Financial
Holding Co., Ltd.	50,096	26
HannStar Display Corp.	110,749	26

31

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	SinoPac Holdings	96,000	25
	Taiwan Cement Corp.	26,030	25
	Advanced Semiconductor
	Engineering Inc.	44,115	25
	Asia Cement Corp.	23,120	24
	Pou Chen Corp.	38,399	23
	Taishin Financial Holdings	95,000	21
	Shin Kong Financial
	Holdings Co.	65,399	21
	Chang Hwa
	Commercial Bank	52,000	21
	Synnex Technology
	International Corp.	14,200	21
*	Powerchip
	Semiconductor Corp.	127,000	20
	Taiwan Glass Industrial Corp.	27,000	19
	Formosa Taffeta Co., Ltd.	29,000	19
	President Chain Store Corp.	7,000	17
	Evergreen Marine Corp.	31,000	15
*	Via Technologies Inc.	21,000	11
*	Inotera Memories, Inc.	20,000	11
	Novatek Microelectronics
	Corp., Ltd.	5,000	10
	United Microelectronics
	Corp. ADR	3,135	10
*	Winbond Electronics Corp.	53,000	10
	Yageo Corp.	40,000	9
	Cheng Shin Rubber
	Industry Co., Ltd.	6,000	9
	Qisda Corp.	25,000	9
	Coretronic Corp.	10,000	9
	Faraday Technology Corp.	6,000	8
	Transcend Information Inc.	3,000	8
	Chicony Electronics Co., Ltd.	5,000	8
	Vanguard International
	Semiconductor Corp.	22,000	8
	Realtek Semiconductor Corp.	5,000	8
	China Motor Co., Ltd.	19,000	8
	Largan Precision Co., Ltd.	1,000	8
*	Ritek Corp.	38,000	8
	Waterland Financial Holdings	32,000	8
	Yulon Motor Co., Ltd.	12,000	8
	Inventec Appliances Corp.	8,000	8
	Yuen Foong Yu Paper
	Manufacturing Co., Ltd.	23,000	7
	Walsin Lihwa Corp.	29,000	7
	U-Ming Marine Transport Corp.	4,000	7
	Eternal Chemical Co., Ltd.	10,000	7
	Capital Securities Corp.	21,000	7
	Cathay Construction Corp.	23,000	7
	Cheng Uei Precision
	Industry Co., Ltd.	5,000	7
	Compal Communications, Inc.	9,000	7
*	CMC Magnetics Corp.	32,000	7
	Mitac International Corp.	14,000	6
	Oriental Union Chemical Corp.	12,000	6
	Ton Yi Industrial Corp.	17,000	6

			Market
			Value•
		Shares	($000)
	President Securities Corp.	15,000	6
	Teco Electric &
	Machinery Co., Ltd.	16,000	6
	Lite-On IT Corp.	12,000	6
*	EVA Airways Corp.	22,000	6
	Micro-Star
	International Co., Ltd.	10,000	6
	Unimicron Technology Corp.	9,000	6
*	China Airlines	22,000	6
*	Far Eastern
	International Bank	29,000	6
	Yang Ming Marine Transport	16,000	6
	Wan Hai Lines Ltd.	12,000	6
	Polaris Securities Co., Ltd.	14,000	5
*	Taiwan Business Bank	23,000	5
	E.Sun Financial
	Holding Co., Ltd.	19,000	5
	D-Link Corp.	7,000	5
	Giant Manufacturing Co., Ltd.	2,000	5
	Advantech Co., Ltd.	3,000	5
	Asia Optical Co., Inc.	4,000	5
	Taiwan Secom Corp., Ltd.	3,000	5
*	ProMOS Technologies Inc.	68,000	3
	Inventec Co., Ltd.	6,000	3
	Nan Ya Printed
	Circuit Board Corp.	1,000	3
	Catcher Technology Co., Ltd.	1,100	3
*	Tatung Co., Ltd.	9,000	2
	Chunghwa Picture Tubes, Ltd.	13,000	2
*	Nanya Technology Corp.	9,000	2
	KGI Securities Co., Ltd.	5,000	2
	Feng Hsin Iron &
	Steel Co., Ltd.	1,000	1
			5,193
Thailand (0.1%)
	Electricity Generating
	Public Co. Ltd. (Foreign)	43,200	82
	PTT Public Co. Ltd. (Foreign)	14,000	75
	PTT Exploration and
	Production Public Co. Ltd.
	(Foreign)	22,000	64
	Bangkok Bank Public Co., Ltd.
	(Foreign)	16,300	39
	Siam Commercial Bank
	Public Co. Ltd. (Foreign)	21,400	36
	Advanced Info Service
	Public Co., Ltd. (Foreign)	15,400	35
	Kasikornbank Public Co. Ltd.
	(Foreign)	21,400	34
*	Bank of Ayudhya PLC (Local)	92,600	30
	Siam Cement Public Co. Ltd.
	(Foreign)	2,500	9
	Thai Airways International
	Public Co. Ltd. (Foreign)	22,400	8
	Siam City Bank
	Public Co., Ltd. (Foreign)	24,600	7

32

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Krung Thai Bank
	Public Co. Ltd. (Foreign)	45,700	7
	PTT Aromatics & Refining
	Public Co. Ltd. (Foreign)	16,700	7
	Thai Oil Public Co., Ltd.
	(Foreign)	7,400	7
	PTT Chemical Public Co., Ltd.
	(Foreign)	5,500	6
	IRPC Public Co., Ltd.
	(Foreign)	80,500	6
	Banpu Public Co. Ltd.
	(Foreign)	800	6
	Thai Union Frozen Products
	Public Co., Ltd. (Foreign)	9,000	6
	Siam City Cement Public Co.
	Ltd. (Foreign)	1,300	5
	Thoresen Thai Agencies
	Public Co. Ltd. (Foreign)	11,330	5
	Land and Houses Public Co.
	Ltd. (Foreign)	45,300	5
	Charoen Pokphand Foods
	Public Co., Ltd. (Foreign)	54,600	5
	Airports of Thailand Public Co.
	Ltd. (Foreign)	9,600	5
	Siam Makro Public Co. Ltd.
	(Foreign)	2,600	5
	C.P. 7-Eleven Public Co. Ltd.
	(Foreign)	14,100	5
	BEC World Public Co. Ltd.
	(Foreign)	8,800	5
	Central Pattana Public Co. Ltd.
	(Foreign)	12,200	5
	Delta Electronics (Thailand)
	Public Co. Ltd. (Fore	14,200	5
*	Thai Military Bank Public Co.,
	Ltd. (Foreign)	294,100	5
	Ratchaburi Electricity
	Generating Holding
	Public Co., Ltd. (Foreign)	4,100	4
			523
Turkey (0.1%)
*	Dogan Sirketler Grubu
	Holding A.S.	249,949	100
	Eregli Demir ve Celik
	Fabrikalari A.S.	35,568	86
	Turkiye Is Bankasi A.S.
	C Shares	18,242	53
	Akbank T.A.S.	12,489	48
*	Turkiye Garanti Bankasi A.S.	11,089	23
*	Turk Telekomunikasyon A.S.	7,438	20
	Anadolu Efes Biracilik ve
	Malt Sanayii A.S.	2,480	18
	Turkcell Iletisim Hizmetleri A.S.	1,817	9
	Tofas Turk Otomobil
	Fabrikasi A.S.	6,463	8
	Turkiye Vakiflar Bankasi T.A.O.	6,253	7

			Market
			Value•
		Shares	($000)
	Turkiye Halk Bankasi A.S.	1,984	7
	Arcelik A.S.	3,904	7
*	Yapi ve Kredi Bankasi A.S.	4,443	6
	Haci Omer Sabanci
	Holding A.S.	2,289	6
	Ford Otomotiv Sanayi A.S.	1,724	6
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	569	6
*	KOC Holding A.S.	1,687	3
	Enka Insaat ve Sanayi A.S.	498	2
			415
United Kingdom (8.1%)
	BP PLC	336,519	2,378
	HSBC Holdings PLC	304,460	2,165
	Vodafone Group PLC	941,369	1,730
	Royal Dutch Shell PLC
	Class A	62,525	1,439
	GlaxoSmithKline PLC	92,366	1,423
	Royal Dutch Shell PLC
	Class B	47,553	1,076
	BG Group PLC	59,385	948
	AstraZeneca Group PLC	25,477	892
	British American
	Tobacco PLC	35,358	853
	BHP Billiton PLC	39,457	819
	Rio Tinto PLC	17,886	727
	Tesco PLC	139,788	693
	Barclays PLC	144,194	585
	Diageo PLC	46,150	551
	Standard Chartered PLC	33,555	519
	Reckitt Benckiser Group PLC	12,654	497
	Anglo American PLC	22,524	485
	Unilever PLC	23,596	459
	Imperial Tobacco Group PLC	18,635	425
	National Grid Transco PLC	47,247	393
	Xstrata PLC	43,860	387
	SABMiller PLC	21,101	354
	BAE Systems PLC	60,176	317
	Scottish & Southern
	Energy PLC	18,265	298
	Centrica PLC	87,406	292
	Prudential PLC	48,311	278
	Lloyds Banking Group PLC	163,581	265
	Aviva PLC	55,481	255
	Royal Bank of Scotland
	Group PLC	338,487	207
	Morrison Supermarkets PLC	53,547	194
	Marks & Spencer Group PLC	38,649	191
	BT Group PLC	134,203	185
	Cadbury PLC	23,967	179
	J. Sainsbury PLC	35,223	171
	British Sky Broadcasting
	Group PLC	23,215	165
	Rolls-Royce Group PLC	32,221	160
	Compass Group PLC	33,168	158
	Tullow Oil PLC	13,284	157

33

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Smith & Nephew PLC	20,573	145
	Kazakhmys PLC	18,291	142
	Reed Elsevier PLC	19,147	142
*	WPP PLC	20,635	141
	Pearson PLC	13,191	136
	International Power PLC	33,735	123
	Kingfisher PLC	42,244	115
	Shire Ltd.	9,171	115
	Old Mutual PLC	112,944	113
	Experian Group Ltd.	16,729	110
	Man Group PLC	29,022	107
	Segro PLC	302,172	106
	Royal & Sun Alliance
	Insurance Group PLC	54,278	104
	Standard Life PLC	36,438	101
	InterContinental
	Hotels Group PLC	10,179	97
	British Land Co., PLC	14,572	92
	Land Securities Group PLC	11,136	92
	Capita Group PLC	9,074	91
*	Wolseley PLC	5,002	90
	Legal & General Group PLC	104,027	88
	Carnival PLC	3,131	86
	United Utilities Group PLC	11,317	85
	Cable and Wireless PLC	37,003	81
	Next PLC	3,288	79
	Thomson Reuters PLC	3,013	77
*	Amdocs Ltd.	3,651	76
*	Cairn Energy PLC	2,339	73
	Smiths Group PLC	6,815	73
	Group 4 Securicor PLC	23,089	64
	Johnson Matthey PLC	3,599	64
	Lonmin PLC	2,964	62
	Associated British Foods PLC	5,834	62
	Eurasian Natural
	Resources Corp.	7,016	61
	Severn Trent PLC	3,862	59
	Home Retail Group	16,112	59
	Hammerson PLC	12,615	58
	The Sage Group PLC	21,456	58
	Antofagasta PLC	6,774	58
	Amec PLC	6,204	56
	Rexam PLC	11,498	53
	Cobham PLC	19,011	49
	Bunzl PLC	6,027	49
	Drax Group PLC	6,356	48
	The Alliance Trust PLC	11,017	47
	ICAP PLC	8,511	47
	Whitbread PLC	3,265	45
	William Hill PLC	13,604	44
	Tomkins PLC	16,522	42
	Liberty International PLC	6,645	39
	Schroders PLC	3,102	38
	Hays PLC	27,579	37
	Tate & Lyle PLC	8,605	35
	LogicaCMG PLC	29,932	34
	Thomas Cook Group PLC	8,150	31

			Market
			Value•
		Shares	($000)
	Foreign and Colonial
	Investment Trust PLC	8,839	31
	Scottish Mortgage
	Investment Trust PLC	5,067	31
	Provident Financial PLC	2,455	31
	Aegis Group PLC	20,557	28
	Ladbrokes PLC	7,320	25
	3i Group PLC	4,864	23
	Friends Provident PLC	23,430	22
*	Invensys PLC	7,513	22
	Vedanta Resources PLC	1,369	21
	Burberry Group PLC	3,490	21
	British Airways PLC	8,875	19
	United Business Media Ltd.	2,771	19
	ITV PLC	30,442	14
	Rentokil Initial PLC	8,354	8
	Carphone Warehouse PLC	3,628	8
*	PartyGaming PLC	1,687	7
	GKN PLC	3,047	5
	Schroders PLC-Non
	Voting Shares	492	5
	Daily Mail and General
	Trust PLC	551	3
*	Liberty International PLC
	Rights Exp. 5/21/09	1,729	2
	Enterprise Inns PLC	957	2
	Mondi PLC	762	2
			27,798
United States (43.0%)
	Consumer Discretionary (4.2%)
	McDonald’s Corp.	19,400	1,034
	The Walt Disney Co.	35,000	767
	Home Depot, Inc.	29,100	766
	Target Corp.	13,600	561
	Comcast Corp. Class A	35,800	553
	Lowe’s Cos., Inc.	24,680	531
*	Amazon.com, Inc.	5,780	465
*	Time Warner Inc.	20,066	438
*	DIRECTV Group, Inc.	14,000	346
	Staples, Inc.	15,600	322
	Best Buy Co., Inc.	8,000	307
	Comcast Corp. Special
	Class A	19,500	286
	NIKE, Inc. Class B	5,100	268
	Yum! Brands, Inc.	8,000	267
	News Corp., Class A	31,200	258
*	Apollo Group, Inc. Class A	4,025	253
*	Kohl’s Corp.	5,500	249
*	Starbucks Corp.	15,600	226
*	Viacom Inc. Class B	11,700	225
	VF Corp.	3,681	218
	Carnival Corp.	8,000	215
*	Liberty Media Corp.	8,673	211
*	Ford Motor Co.	33,850	202
	TJX Cos., Inc.	7,200	201
*	Coach, Inc.	7,800	191
	Johnson Controls, Inc.	9,420	179

34

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Time Warner Cable Inc.	5,528	178
	News Corp., Class B	19,500	178
	Nordstrom, Inc.	7,800	177
	Mattel, Inc.	11,700	175
	The McGraw-Hill Cos., Inc.	5,500	166
	Omnicom Group Inc.	5,200	164
	The Stanley Works	3,900	148
*	Bed Bath & Beyond, Inc.	4,602	140
	The Gap, Inc.	8,900	138
	Brinker International, Inc.	7,800	138
	Marriott International, Inc.
	Class A	5,700	134
	Fortune Brands, Inc.	3,100	122
	J.C. Penney Co., Inc.
	(Holding Co.)	3,900	120
	Sherwin-Williams Co.	2,100	119
*	GameStop Corp. Class A	3,900	118
*	AutoZone Inc.	700	116
	Leggett & Platt, Inc.	7,800	112
	CBS Corp.	15,600	110
	Macy’s Inc.	7,800	107
*	Sears Holdings Corp.	1,651	103
	D. R. Horton, Inc.	7,800	102
	Garmin Ltd.	3,900	98
	Genuine Parts Co.	2,800	95
	Foot Locker, Inc.	7,800	93
	Ross Stores, Inc.	2,300	87
	Darden Restaurants Inc.	2,300	85
	H & R Block, Inc.	5,600	85
	Family Dollar Stores, Inc.	2,300	76
	International Game
	Technology	5,300	65
	Tiffany & Co.	2,200	64
*	Dollar Tree, Inc.	1,495	63
*	Expedia, Inc.	4,613	63
*	Liberty Media Corp.–
	Interactive Series A	11,483	61
	Harley-Davidson, Inc.	2,700	60
	PetSmart, Inc.	2,600	59
*	NVR, Inc.	100	51
*	DISH Network Corp.	3,700	49
	Scripps Networks Interactive	1,691	46
	Virgin Media Inc.	5,800	45
	Cablevision Systems
	NY Group Class A	2,500	43
	Hasbro, Inc.	1,600	43
	Wendy’s/Arby’s Group, Inc.	8,148	41
*	Mohawk Industries, Inc.	800	38
*	Interpublic Group of Cos., Inc.	5,800	36
	Eastman Kodak Co.	11,700	36
	Limited Brands, Inc.	2,800	32
*	AutoNation, Inc.	1,800	32
*	Liberty Global, Inc. Series C	1,898	31
*	Discovery Communications Inc.
	Class A	1,544	29
*	Toll Brothers, Inc.	1,400	28
	Pulte Homes, Inc.	2,400	28

			Market
			Value•
		Shares	($000)
	Starwood Hotels & Resorts
	Worldwide, Inc.	1,300	27
	General Motors Corp.	13,700	26
*	Sirius XM Radio Inc.	61,120	24
	Newell Rubbermaid, Inc.	1,800	19
	Centex Corp.	1,700	19
	Whirlpool Corp.	400	18
	Lennar Corp. Class A	1,800	18
*	Discovery Communications Inc.
	Class C	878	15
	Harman International
	Industries, Inc.	800	15
	Washington Post Co. Class B	30	13
	Weight Watchers
	International, Inc.	500	12
	Black & Decker Corp.	300	12
	New York Times Co. Class A	2,000	11
	American Eagle Outfitters, Inc.	642	10
	RadioShack Corp.	600	8
*	Liberty Global, Inc. Class A	500	8
	Abercrombie & Fitch Co.	300	8
*	Urban Outfitters, Inc.	406	8
	Gentex Corp.	585	8
	Autoliv, Inc.	239	6
*	Lamar Advertising Co. Class A	300	5
	Royal Caribbean Cruises, Ltd.	300	4
	Wyndham Worldwide Corp.	371	4
*	Wynn Resorts Ltd.	100	4
	Gannett Co., Inc.	700	3
*	MGM Mirage, Inc.	300	3
*	Las Vegas Sands Corp.	289	2
	WABCO Holdings Inc.	139	2

	Consumer Staples (5.2%)
	Wal-Mart Stores, Inc.	52,940	2,668
	The Procter & Gamble Co.	52,347	2,588
	The Coca-Cola Co.	41,400	1,782
	PepsiCo, Inc.	27,670	1,377
	Philip Morris International Inc.	36,130	1,308
	CVS Caremark Corp.	24,400	775
	Altria Group, Inc.	38,700	632
	Kraft Foods Inc.	26,825	628
	Walgreen Co.	17,700	556
	Colgate-Palmolive Co.	8,888	524
	Kimberly-Clark Corp.	8,400	413
	Costco Wholesale Corp.	8,000	389
	Archer-Daniels-Midland Co.	12,900	318
	General Mills, Inc.	5,800	294
	Avon Products, Inc.	11,700	266
	The Kroger Co.	11,600	251
	Sysco Corp.	10,000	233
	Molson Coors Brewing Co.
	Class B	5,178	198
	Kellogg Co.	4,700	198
	H.J. Heinz Co.	5,200	179
	Lorillard, Inc.	2,756	174
	Safeway, Inc.	7,700	152

35

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Sara Lee Corp.	17,600	146
	Reynolds American Inc.	3,638	138
	The Clorox Co.	2,300	129
	Campbell Soup Co.	4,500	116
	ConAgra Foods, Inc.	6,300	112
	Bunge Ltd.	2,300	110
	Coca-Cola Enterprises, Inc.	6,387	109
	The Hershey Co.	2,900	105
*	Dr. Pepper Snapple Group, Inc.	4,445	92
	The Pepsi Bottling Group, Inc.	2,802	88
	Brown-Forman Corp. Class B	1,661	77
	SUPERVALU Inc.	4,710	77
*	Dean Foods Co.	3,270	68
	McCormick & Co., Inc.	2,000	59
	Tyson Foods, Inc.	5,100	54
	Whole Foods Market, Inc.	2,500	52
*	Energizer Holdings, Inc.	700	40
	Hormel Foods Corp.	1,112	35
	PepsiAmericas, Inc.	1,300	32
	The Estee Lauder Cos. Inc.
	Class A	900	27
	Alberto-Culver Co.	1,126	25
*	Constellation Brands, Inc.
	Class A	1,800	21
*	Smithfield Foods, Inc.	279	2

	Energy (5.2%)
	ExxonMobil Corp.	88,287	5,886
	Chevron Corp.	36,300	2,399
	ConocoPhillips Co.	26,625	1,092
	Schlumberger Ltd.	20,690	1,014
	Occidental Petroleum Corp.	14,300	805
	Devon Energy Corp.	8,300	430
	Apache Corp.	5,540	404
*	Transocean Ltd.	5,590	377
	Marathon Oil Corp.	12,100	359
	Halliburton Co.	17,400	352
	Anadarko Petroleum Corp.	8,100	349
	XTO Energy, Inc.	9,900	343
	EOG Resources, Inc.	4,700	298
*	National Oilwell Varco Inc.	7,780	236
	Hess Corp.	4,015	220
*	Southwestern Energy Co.	5,990	215
	CONSOL Energy, Inc.	6,560	205
	Chesapeake Energy Corp.	9,850	194
*	Weatherford International Ltd.	11,600	193
	Baker Hughes Inc.	5,090	181
*	Ultra Petroleum Corp.	3,900	167
	Williams Cos., Inc.	11,700	165
	Spectra Energy Corp.	11,225	163
	Valero Energy Corp.	8,100	161
	Noble Energy, Inc.	2,800	159
	Murphy Oil Corp.	3,122	149
*	Noble Corp.	4,900	134
	Peabody Energy Corp.	4,200	111
	Sunoco, Inc.	3,900	103
	Smith International, Inc.	3,900	101

			Market
			Value•
		Shares	($000)
*	Cameron International Corp.	3,600	92
	Diamond Offshore
	Drilling, Inc.	1,207	87
	El Paso Corp.	12,300	85
	Range Resources Corp.	2,100	84
*	Nabors Industries, Inc.	5,000	76
	BJ Services Co.	5,200	72
	ENSCO International, Inc.	2,500	71
	Teekay Shipping Corp.	3,900	56
*	Pride International, Inc.	1,929	44
*	Newfield Exploration Co.	1,200	37
	Pioneer Natural Resources Co.	1,300	30
*	Plains Exploration &
	Production Co.	880	17
*	Continental Resources, Inc.	680	16
	Patterson-UTI Energy, Inc.	500	6
	Rowan Cos., Inc.	400	6
*	Patriot Coal Corp.	144	1

	Financials (5.9%)
	JPMorgan Chase & Co.	66,700	2,201
	Wells Fargo & Co.	75,045	1,502
*	Berkshire Hathaway Inc.
	Class A	14	1,316
	The Goldman Sachs
	Group, Inc.	8,140	1,046
	Bank of America Corp.	111,584	996
*	Berkshire Hathaway Inc.
	Class B	197	604
	American Express Co.	22,470	567
	U.S. Bancorp	29,500	538
	The Travelers Cos., Inc.	12,300	506
	Bank of New York
	Mellon Corp.	19,742	503
	Morgan Stanley	19,800	468
	MetLife, Inc.	13,958	415
	Charles Schwab Corp.	20,200	373
	State Street Corp.	8,600	294
	Loews Corp.	11,700	291
	PNC Financial Services Group	7,220	287
	Ace Ltd.	5,900	273
	The Allstate Corp.	11,670	272
	CME Group, Inc.	1,209	268
	The Chubb Corp.	6,200	241
	AFLAC Inc.	8,300	240
	Simon Property
	Group, Inc. REIT	4,499	232
	Prudential Financial, Inc.	8,000	231
	Northern Trust Corp.	4,000	217
	BB&T Corp.	8,900	208
	Ameriprise Financial, Inc.	7,800	206
	Marsh & McLennan Cos., Inc.	9,100	192
	Aon Corp.	4,400	186
	T. Rowe Price Group Inc.	4,800	185
	Progressive Corp. of Ohio	11,600	177
	Citigroup Inc.	53,969	165
	Franklin Resources, Inc.	2,600	157

36

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Brown & Brown, Inc.	7,536	147
	Capital One Financial Corp.	7,800	131
	Vornado Realty Trust REIT	2,628	128
	Public Storage, Inc. REIT	1,900	127
	Moody’s Corp.	4,200	124
	Hudson City Bancorp, Inc.	9,173	115
	Invesco, Ltd.	7,800	115
	Mercury General Corp.	3,385	114
	NYSE Euronext	4,911	114
	Old Republic
	International Corp.	11,700	110
	Weingarten Realty
	Investors REIT	6,861	107
	Annaly Capital
	Management Inc. REIT	7,300	103
	Plum Creek Timber Co. Inc.
	REIT	2,900	100
	M & T Bank Corp.	1,900	100
	HCP, Inc. REIT	4,500	99
	Hospitality Properties
	Trust REIT	7,800	95
	Discover Financial Services	11,700	95
	Unum Group	5,800	95
	Equity Residential REIT	4,100	94
	People’s United Financial Inc.	5,754	90
	The Hartford Financial
	Services Group Inc.	7,800	89
*	TD Ameritrade Holding Corp.	5,246	83
	Everest Re Group, Ltd.	1,100	82
	Willis Group Holdings Ltd.	2,944	81
*	IntercontinentalExchange Inc.	902	79
	SunTrust Banks, Inc.	5,470	79
	Legg Mason Inc.	3,900	78
	Kimco Realty Corp. REIT	6,400	77
	Duke Realty Corp. REIT	7,800	76
	The Principal Financial
	Group, Inc.	4,629	76
	W.R. Berkley Corp.	2,900	69
	Boston Properties, Inc. REIT	1,400	69
	PartnerRe Ltd.	1,000	68
	XL Capital Ltd. Class A	7,150	68
*	Leucadia National Corp.	3,156	67
	Erie Indemnity Co. Class A	1,865	66
	Axis Capital Holdings Ltd.	2,526	62
	Protective Life Corp.	6,816	58
	American International
	Group, Inc.	40,900	56
	Regions Financial Corp.	12,300	55
	Ventas, Inc. REIT	1,900	54
	KeyCorp	8,700	54
	Avalonbay Communities, Inc.
	REIT	928	53
	Liberty Property Trust REIT	2,090	51
*	Markel Corp.	175	50
	AMB Property Corp. REIT	2,478	47
	First American Corp.	1,616	45
	First Horizon National Corp.	3,635	42

			Market
			Value•
		Shares	($000)
	New York Community
	Bancorp, Inc.	3,600	41
	Cincinnati Financial Corp.	1,700	41
*	SLM Corp.	7,800	38
	Regency Centers Corp. REIT	763	29
	Host Hotels & Resorts Inc.
	REIT	3,500	27
	Comerica, Inc.	1,200	25
	RenaissanceRe Holdings Ltd.	500	24
	Arthur J. Gallagher & Co.	1,047	24
	Assurant, Inc.	945	23
*	The St. Joe Co.	900	22
	Associated Banc-Corp.	1,400	22
	Torchmark Corp.	700	21
	Commerce Bancshares, Inc.	606	20
	City National Corp.	529	19
	Fifth Third Bancorp	4,700	19
	SEI Investments Co.	1,371	19
	Lincoln National Corp.	1,700	19
	Valley National Bancorp	1,277	18
	White Mountains
	Insurance Group Inc.	86	16
	ProLogis REIT	1,700	15
	Transatlantic Holdings, Inc.	360	14
	Marshall & Ilsley Corp.	2,100	12
	Astoria Financial Corp.	1,300	11
	Zions Bancorp	900	10
	Huntington Bancshares Inc.	2,900	8
	Federated Investors, Inc.	317	7
	TCF Financial Corp.	500	7
	Janus Capital Group Inc.	600	6
	Wesco Financial Corp.	20	6
	Synovus Financial Corp.	1,800	6
	Fulton Financial Corp.	802	5
	The Macerich Co. REIT	300	5
*	MBIA, Inc.	1,000	5
	CNA Financial Corp.	330	4
	Popular, Inc.	1,005	3
	Forest City Enterprise Class A	312	3
	Student Loan Corp.	54	3
	CIT Group Inc.	1,000	2
	Genworth Financial Inc.	900	2
	Apartment Investment &
	Management Co.
	Class A REIT	259	2
	Developers Diversified
	Realty Corp. REIT	425	2
	Allied Capital Corp.	300	1

	Health Care (5.6%)
	Johnson & Johnson	49,535	2,594
	Pfizer Inc.	120,400	1,609
	Abbott Laboratories	27,440	1,148
	Wyeth	23,500	996
*	Amgen Inc.	18,600	901
	Merck & Co., Inc.	36,630	888
*	Gilead Sciences, Inc.	17,200	788

37

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Medtronic, Inc.	21,300	682
	Bristol-Myers Squibb Co.	33,800	649
	Schering-Plough Corp.	27,795	640
	Eli Lilly & Co.	19,400	639
	Baxter International, Inc.	10,900	529
	UnitedHealth Group Inc.	20,610	485
*	WellPoint Inc.	9,500	406
*	Medco Health Solutions, Inc.	8,900	388
*	Celgene Corp.	8,600	367
*	Thermo Fisher Scientific, Inc.	8,500	298
	Covidien Ltd.	8,824	291
*	Express Scripts Inc.	4,402	282
	Allergan, Inc.	5,660	264
	Cardinal Health, Inc.	7,800	264
*	Biogen Idec Inc.	5,340	258
	Becton, Dickinson & Co.	4,200	254
*	Boston Scientific Corp.	28,100	236
*	Genzyme Corp.	4,400	235
*	Zimmer Holdings, Inc.	4,460	196
	Stryker Corp.	5,000	194
*	St. Jude Medical, Inc.	5,600	188
	Aetna Inc.	8,000	176
*	Forest Laboratories, Inc.	7,800	169
	McKesson Corp.	4,500	166
	CIGNA Corp.	7,800	154
	Alcon, Inc.	1,467	135
	Quest Diagnostics, Inc.	2,500	128
	C.R. Bard, Inc.	1,700	122
*	Laboratory Corp. of
	America Holdings	1,800	115
*	Humana Inc.	3,900	112
*	Life Technologies Corp.	2,816	105
*	Hospira, Inc.	2,800	92
	AmerisourceBergen Corp.	2,700	91
*	Waters Corp.	1,700	75
	DENTSPLY International Inc.	2,600	74
*	Cephalon, Inc.	1,122	74
*	Varian Medical Systems, Inc.	2,200	73
*	Mylan Inc.	5,033	67
*	Intuitive Surgical, Inc.	452	65
*	Henry Schein, Inc.	1,490	61
*	DaVita, Inc.	1,200	56
	Hill-Rom Holdings, Inc.	3,900	51
*	Patterson Companies, Inc.	2,200	45
*	Lincare Holdings, Inc.	1,728	42
	IMS Health, Inc.	3,200	40
*	Millipore Corp.	632	37
	Omnicare, Inc.	1,300	33
	Beckman Coulter, Inc.	600	31
*	Watson Pharmaceuticals, Inc.	980	30
*	HLTH Corp.	2,471	27
*	Sepracor Inc.	1,307	19
*	Kinetic Concepts, Inc.	750	19
*	King Pharmaceuticals, Inc.	2,331	18
*	Perrigo Co.	618	17
	Universal Health Services
	Class B	167	8

			Market
			Value•
		Shares	($000)
*	Coventry Health Care Inc.	400	6
*	Community Health
	Systems, Inc.	199	5
*	Health Net Inc.	200	3

	Industrials (4.5%)
	General Electric Co.	188,080	2,379
	United Technologies Corp.	17,800	869
	3M Co.	12,800	737
	United Parcel Service, Inc.	11,660	610
	Lockheed Martin Corp.	7,100	558
	The Boeing Co.	13,100	525
	Emerson Electric Co.	13,500	460
	Union Pacific Corp.	8,900	437
	Honeywell International Inc.	14,000	437
	General Dynamics Corp.	8,300	429
	Burlington Northern
	Santa Fe Corp.	5,880	397
	Caterpillar, Inc.	10,850	386
	Raytheon Co.	8,500	384
	Deere & Co.	8,600	355
	Illinois Tool Works, Inc.	9,600	315
	FedEx Corp.	5,350	299
	Precision Castparts Corp.	3,900	292
	Northrop Grumman Corp.	5,900	285
	PACCAR, Inc.	7,800	276
	Danaher Corp.	4,200	245
	CSX Corp.	8,000	237
	Waste Management, Inc.	8,800	235
	Norfolk Southern Corp.	6,545	234
	Tyco International Ltd.	9,100	216
	C.H. Robinson Worldwide Inc.	3,900	207
	Cummins Inc.	5,520	188
	Robert Half International, Inc.	7,800	187
	Ingersoll-Rand Co.	7,800	170
	L-3 Communications
	Holdings, Inc.	2,000	152
*	Jacobs Engineering Group Inc.	3,900	148
*	Alliant Techsystems, Inc.	1,802	144
*	Foster Wheeler AG	5,995	129
	Expeditors International
	of Washington, Inc.	3,702	129
*	First Solar, Inc.	680	127
	Eaton Corp.	2,900	127
	Parker Hannifin Corp.	2,800	127
	ITT Industries, Inc.	3,000	123
	Republic Services, Inc. Class A	5,600	118
	Fluor Corp.	3,100	117
	W.W. Grainger, Inc.	1,300	109
*	Iron Mountain, Inc.	3,542	101
	Fastenal Co.	2,500	96
	Cooper Industries, Inc. Class A	2,900	95
	Dover Corp.	3,000	92
	R.R. Donnelley & Sons Co.	7,800	91
	Pitney Bowes, Inc.	3,700	91
	Southwest Airlines Co.	13,000	91
	Goodrich Corp.	2,049	91

38

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	The Dun & Bradstreet Corp.	900	73
	Rockwell Collins, Inc.	1,900	73
	Equifax, Inc.	2,200	64
*	McDermott International, Inc.	3,900	63
	Rockwell Automation, Inc.	1,400	44
	Textron, Inc.	4,100	44
	SPX Corp.	900	42
	Manpower Inc.	900	39
	Masco Corp.	3,400	30
	Avery Dennison Corp.	900	26
	J.B. Hunt Transport
	Services, Inc.	886	25
	Pentair, Inc.	900	24
	Cintas Corp.	900	23
	Pall Corp.	800	21
	Ryder System, Inc.	210	6
*	Terex Corp.	300	4

	Information Technology (8.0%)
	Microsoft Corp.	158,868	3,219
	International Business
	Machines Corp.	23,900	2,467
*	Cisco Systems, Inc.	104,611	2,021
*	Apple Inc.	15,651	1,969
	Oracle Corp.	91,508	1,770
*	Google Inc.	4,131	1,636
	Hewlett-Packard Co.	43,960	1,582
	Intel Corp.	99,359	1,568
	QUALCOMM Inc.	29,302	1,240
	Visa Inc.	7,945	516
*	EMC Corp.	36,900	462
	Corning, Inc.	28,800	421
*	Dell Inc.	34,653	403
	Texas Instruments, Inc.	21,800	394
	Automatic Data
	Processing, Inc.	9,000	317
	MasterCard, Inc. Class A	1,716	315
	Accenture Ltd.	10,200	300
	Applied Materials, Inc.	24,040	294
*	Adobe Systems, Inc.	9,700	265
*	eBay Inc.	16,100	265
	Western Union Co.	15,600	261
*	Yahoo! Inc.	16,600	237
*	Symantec Corp.	13,707	236
	Motorola, Inc.	42,100	233
*	Juniper Networks, Inc.	10,041	217
	Paychex, Inc.	7,800	211
	Tyco Electronics Ltd.	11,700	204
*	Cognizant Technology
	Solutions Corp.	7,800	193
*	Broadcom Corp.	7,800	181
*	Electronic Arts Inc.	7,800	159
*	Citrix Systems, Inc.	5,440	155
*	Sun Microsystems, Inc.	15,600	143
*	NVIDIA Corp.	11,700	134
*	Intuit, Inc.	5,353	124

			Market
			Value•
		Shares	($000)
*	NetApp, Inc.	6,270	115
*	Agilent Technologies, Inc.	6,200	113
*	BMC Software, Inc.	3,100	107
	Analog Devices, Inc.	5,000	106
*	Fiserv, Inc.	2,751	103
	Xilinx, Inc.	4,902	100
*	Activision Blizzard, Inc.	9,000	97
*	Computer Sciences Corp.	2,600	96
*	Micron Technology, Inc.	19,500	95
*	McAfee Inc.	2,518	95
	CA, Inc.	5,153	89
*	Akamai Technologies, Inc.	3,900	86
*	Marvell Technology Group Ltd.	7,604	83
	KLA-Tencor Corp.	3,000	83
	Linear Technology Corp.	3,700	81
*	VeriSign, Inc.	3,900	80
*	Convergys Corp.	7,800	79
*	Autodesk, Inc.	3,900	78
*	Flextronics International Ltd.	19,500	76
*	Affiliated Computer
	Services, Inc. Class A	1,500	73
	Microchip Technology, Inc.	3,000	69
	Amphenol Corp. Class A	2,000	68
	Xerox Corp.	10,200	62
*	SanDisk Corp.	3,900	61
	Fidelity National Information
	Services, Inc.	3,400	61
	Altera Corp.	3,500	57
*	Avnet, Inc.	2,488	54
*	Teradata Corp.	2,929	49
*	Arrow Electronics, Inc.	2,109	48
	Seagate Technology	5,700	47
*	MEMC Electronic
	Materials, Inc.	2,820	46
	Broadridge Financial
	Solutions LLC	2,353	46
	Lender Processing
	Services, Inc.	1,578	45
	Harris Corp.	1,440	44
*	Advanced Micro Devices, Inc.	11,800	43
*	LAM Research Corp.	1,400	39
*	Synopsys, Inc.	1,300	28
*	Metavante Technologies	1,200	28
*	LSI Corp.	7,300	28
*	IAC/InterActiveCorp	1,500	24
*	Novellus Systems, Inc.	1,300	23
	Total System Services, Inc.	1,867	23
	National Semiconductor Corp.	1,600	20
*	Zebra Technologies Corp.
	Class A	900	19
	Molex, Inc.	1,000	17
*	NCR Corp.	1,350	14
*	JDS Uniphase Corp.	2,900	13
	Molex, Inc. Class A	800	12
	Diebold, Inc.	301	8
*	Alliance Data Systems Corp.	114	5

39

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Compuware Corp.	600	4
*	Lexmark International, Inc.	200	4
*	DST Systems, Inc.	100	4
	Jabil Circuit, Inc.	400	3

	Materials (1.3%)
	Monsanto Co.	9,600	815
	E.I. du Pont de Nemours & Co.	16,100	449
	Praxair, Inc.	5,780	431
	Newmont Mining Corp.
	(Holding Co.)	8,700	350
	Freeport-McMoRan
	Copper & Gold, Inc. Class B	7,140	305
	Air Products & Chemicals, Inc.	4,000	264
	Dow Chemical Co.	16,200	259
	Nucor Corp.	4,980	203
	The Mosaic Co.	3,900	158
	Ecolab, Inc.	3,900	150
	Weyerhaeuser Co.	3,900	137
	Alcoa Inc.	14,700	133
	Allegheny Technologies Inc.	3,900	128
	PPG Industries, Inc.	2,800	123
	Sigma-Aldrich Corp.	2,200	96
	International Paper Co.	7,200	91
	Vulcan Materials Co.	1,600	76
	Ball Corp.	1,700	64
	Bemis Co., Inc.	2,049	49
	International Flavors &
	Fragrances, Inc.	1,400	44
	United States Steel Corp.	1,300	35
	MeadWestvaco Corp.	2,000	31
	Ashland, Inc.	1,000	22
*	Pactiv Corp.	1,000	22
	Sealed Air Corp.	1,100	21
	Cabot Corp.	900	13
	Eastman Chemical Co.	240	10

	Other (0.0%)
4	Miscellaneous Securities		93

	Telecommunication Services (1.5%)
	AT&T Inc.	106,100	2,718
	Verizon Communications Inc.	50,700	1,538
*	American Tower Corp.
	Class A	7,770	247
*	Sprint Nextel Corp.	41,500	181
*	MetroPCS
	Communications Inc.	6,400	109
	Qwest Communications
	International Inc.	27,900	109
*	Crown Castle
	International Corp.	3,600	88
	Embarq Corp.	2,389	87
*	NII Holdings Inc.	3,900	63
*	Level 3 Communications, Inc.	31,200	35

			Market
			Value•
		Shares	($000)
	Telephone & Data
	Systems, Inc.	700	20
	Frontier
	Communications Corp.	2,588	19
	CenturyTel, Inc.	549	15

	Utilities (1.6%)
	Exelon Corp.	12,400	572
	Southern Co.	13,950	403
	FPL Group, Inc.	7,000	377
	Duke Energy Corp.	22,480	310
	Dominion Resources, Inc.	10,000	302
	Public Service
	Enterprise Group, Inc.	8,900	266
	PG&E Corp.	6,400	238
	FirstEnergy Corp.	5,400	221
	American Electric
	Power Co., Inc.	8,200	216
	Entergy Corp.	3,300	214
	Sempra Energy	4,100	189
	PPL Corp.	6,100	182
	Consolidated Edison Inc.	4,500	167
	NiSource, Inc.	14,549	160
	CenterPoint Energy Inc.	14,759	157
	Edison International	5,300	151
	Progress Energy, Inc.	4,200	143
	Northeast Utilities	6,083	128
	Xcel Energy, Inc.	6,500	120
	NSTAR	2,780	87
	Questar Corp.	2,900	86
	Ameren Corp.	3,700	85
*	NRG Energy, Inc.	4,701	85
	Wisconsin Energy Corp.	2,000	80
	DTE Energy Co.	2,700	80
	EQT Corp.	2,200	74
	SCANA Corp.	2,100	63
*	Reliant Energy, Inc.	11,700	58
	Pinnacle West Capital Corp.	1,913	52
	Allegheny Energy, Inc.	1,950	51
*	AES Corp.	7,000	49
	TECO Energy, Inc.	4,488	48
	Constellation Energy
	Group, Inc.	1,700	41
	MDU Resources Group, Inc.	1,947	34
	Alliant Energy Corp.	884	20
*	Mirant Corp.	1,521	19
	Pepco Holdings, Inc.	1,600	19
			146,609
Total Common Stocks
(Cost $366,663)			339,216

40

Total World Stock Index Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investment (4.2%)
Money Market Fund (4.2%)
2,3 Vanguard Market
Liquidity Fund, 0.355%
(Cost $14,362)	14,361,570	14,362
Total Investments (103.6%)
(Cost $381,025)		353,578
Other Assets and Liabilites (–3.6%)
Other Assets		1,963
Liabilities[3]		(14,391)
		(12,428)
Net Assets (100%)		341,150

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	373,258
Undistributed Net Investment Income	2,818
Accumulated Net Realized Losses	(7,497)
Unrealized Appreciation (Depreciation)
Investment Securities	(27,447)
Foreign Currencies	18
Net Assets	341,150

Investor Shares—Net Assets
Applicable to 5,603,225 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	73,613
Net Asset Value Per Share—
Investor Shares	$13.14

Institutional Shares—Net Assets
Applicable to 244,441 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	16,087
Net Asset Value Per Share—
Institutional Shares	$65.81

ETF Shares—Net Assets
Applicable to 7,805,839 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	251,450
Net Asset Value Per Share—
ETF Shares	$32.21

•	See Note A in Notes to Financial Statements.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $13,628,000.
*	Non-income-producing security.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of this security represented 0.3% of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $14,274,000 of collateral received for securities on loan.

4 Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Total World Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Dividends[1]	4,272
Interest[2]	17
Security Lending	32
Total Income	4,321
Expenses
The Vanguard Group—Note B
Investment Advisory Services	21
Management and Administrative—Investor Shares	98
Management and Administrative—Institutional Shares	6
Management and Administrative—ETF Shares	142
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—Institutional Shares	1
Marketing and Distribution—ETF Shares	21
Custodian Fees	149
Auditing Fees	4
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	3
Total Expenses	452
Net Investment Income	3,869
Realized Net Gain (Loss)
Investment Securities Sold	(6,924)
Foreign Currencies	(19)
Realized Net Gain (Loss)	(6,943)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	7,180
Foreign Currencies	11
Change in Unrealized Appreciation (Depreciation)	7,191
Net Increase (Decrease) in Net Assets Resulting from Operations	4,117

1 Dividends are net of foreign withholding taxes of $255,000.

2 Interest income from an affiliated company of the fund was $17,000.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Total World Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	June 24, 2008[1]
	April 30,	to October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,869	655
Realized Net Gain (Loss)	(6,943)	(543)
Change in Unrealized Appreciation (Depreciation)	7,191	(34,620)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,117	(34,508)
Distributions
Net Investment Income
Investor Shares	(353)	—
Institutional Shares	(105)	—
ETF Shares	(1,259)	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,717)	—
Capital Share Transactions
Investor Shares	33,162	51,939
Institutional Shares	8,113	6,987
ETF Shares	135,040	138,017
Net Increase (Decrease) from Capital Share Transactions	176,315	196,943
Total Increase (Decrease)	178,715	162,435
Net Assets
Beginning of Period	162,435	—
End of Period[2]	341,150	162,435

1 Inception.

2 Net Assets—End of Period includes undistributed net investment income of $2,818,000 and $684,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Total World Stock Index Fund

Financial Highlights

Investor Shares
	Six Months	June 26,
	Ended	2008[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$13.71	$20.00
Investment Operations
Net Investment Income	.170[2]	.160[2]
Net Realized and Unrealized Gain (Loss) on Investments	(.664)	(6.450)
Total from Investment Operations	(.494)	(6.290)
Distributions
Dividends from Net Investment Income	(.076)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.076)	—
Net Asset Value, End of Period	$13.14	$13.71

Total Return[3]	–3.58%	–31.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$74	$41
Ratio of Total Expenses to Average Net Assets	0.49%[4]	0.46%[4]
Ratio of Net Investment Income to Average Net Assets	2.76%[4]	2.32%[4]
Portfolio Turnover Rate[5]	19%[4]	5%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 0.25% transaction fee on purchases; the 2% fee assessed on redemptions of shares held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Total World Stock Index Fund

Institutional Shares
	Six Months	Oct. 9,
	Ended	2008[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$68.63	$66.81
Investment Operations
Net Investment Income	.900[2]	.124[2]
Net Realized and Unrealized Gain (Loss) on Investments	(3.289)	1.696
Total from Investment Operations	(2.389)	1.820
Distributions
Dividends from Net Investment Income	(.431)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.431)	—
Net Asset Value, End of Period	$65.81	$68.63

Total Return[3]	–3.46%	2.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16	$7
Ratio of Total Expenses to Average Net Assets	0.24%[4]	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	3.01%[4]	2.58%[4]
Portfolio Turnover Rate[5]	19%[4]	5%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 0.25% transaction fee on purchases or the 2% fee assessed on redemptions of shares held for less than two months.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Total World Stock Index Fund

ETF Shares
	Six Months	June 24,
	Ended	2008[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$33.59	$49.74
Investment Operations
Net Investment Income	.442[2]	.340[2]
Net Realized and Unrealized Gain (Loss) on Investments	(1.619)	(16.490)
Total from Investment Operations	(1.177)	(16.150)
Distributions
Dividends from Net Investment Income	(.203)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.203)	—
Net Asset Value, End of Period	$32.21	$33.59

Total Return	–3.48%	–32.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$251	$114
Ratio of Total Expenses to Average Net Assets	0.30%[3]	0.29%[3]
Ratio of Net Investment Income to Average Net Assets	2.95%[3]	2.49%[3]
Portfolio Turnover Rate[4]	19%[3]	5%

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on its federal income tax return for the open tax year ended October 31, 2008, and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

47

Total World Stock Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $81,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2009, the fund realized net foreign currency losses of $19,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2009, the fund realized gains on the sale of passive foreign investment companies of $1,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2008, on passive foreign investment company holdings at April 30, 2009, was $9,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $572,000 to offset future net capital gains through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

48

Total World Stock Index Fund

At April 30, 2009, the cost of investment securities for tax purposes was $381,034,000. Net unrealized depreciation of investment securities for tax purposes was $27,456,000, consisting of unrealized gains of $13,673,000 on securities that had risen in value since their purchase and $41,129,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2009, the fund purchased $205,280,000 of investment securities and sold $26,074,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	April 30, 2009		October 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	55,159	4,522	56,750	3,304
Issued in Lieu of Cash Distributions	328	26	—	—
Redeemed[2]	(22,325)	(1,942)	(4,811)	(307)
Net Increase (Decrease)—Investor Shares	33,162	2,606	51,939	2,997
Institutional Shares
Issued	8,008	138	6,987	105
Issued in Lieu of Cash Distributions	105	2	—	—
Redeemed[2]	—	—	—	—
Net Increase (Decrease)—Institutional Shares	8,113	140	6,987	105
ETF Shares
Issued	135,040	4,406	138,017	3,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	—	—
Net Increase (Decrease)—ETF Shares	135,040	4,406	138,017	3,400

1 Inception was June 24, 2008, for ETF Shares, June 26, 2008, for Investor Shares, and October 9, 2008, for Institutional Shares.

2 Net of redemption fees for fiscal 2009 and 2008 of $28,000 and $40,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

49

Total World Stock Index Fund

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	186,040
Level 2—Other significant observable inputs	167,483
Level 3—Significant unobservable inputs	55
Total	353,578

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2009.

Investments
in Securities
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2008	—
Transfers in and/or out of Level 3	55
Balance as of April 30, 2009	55

50

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended April 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	10/31/2008	4/30/2009	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$964.17	$2.39
Institutional Shares	1,000.00	965.43	1.17
ETF Shares	1,000.00	965.16	1.46
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.36	$2.46
Institutional Shares	1,000.00	1,023.60	1.20
ETF Shares	1,000.00	1,023.31	1.51

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.49% for Investor Shares, 0.24% for Institutional Shares, and 0.30% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

51

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

52

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interest of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management services since the fund’s inception in 2008, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2008, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations and that its results have been consistent with its investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio is also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

53

Glossary

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

54

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Chairman and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008)

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
This material may be used in conjunction	fund voted the proxies for securities it owned during
with the offering of shares of any Vanguard	the 12 months ended June 30. To get the report, visit
fund only if preceded or accompanied by	either www.vanguard.com or www.sec.gov.
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
“FTSE®” is a trademark jointly owned by the London	To find out more about this public service, call the SEC
Stock Exchange plc and The Financial Times Limited	at 202-551-8090. Information about your fund is also
and is used by FTSE International Limited under license.	available on the SEC’s website, and you can receive
“All-World” is a trademark of FTSE International Limited.	copies of this information, for a fee, by sending a
The FTSE All-World ex US Index is calculated by FTSE	request in either of two ways: via e-mail addressed to
International Limited. FTSE International Limited does not	publicinfo@sec.gov or via regular mail addressed to the
sponsor, endorse, or promote the fund; is not in any way	Public Reference Section, Securities and Exchange
connected to it; and does not accept any liability	Commission, Washington, DC 20549-0102.
in relation to its issue, operation, and trading.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6282 062009

Vanguard

Vanguard FTSE International Index Funds Semiannual Report

April 30, 2009

FTSE All-World ex-US Index Fund

FTSE All-World ex-US Small-Cap Index Fund

>	For the fiscal half-year ended April 30, 2009, Vanguard FTSE All-World ex-US Index Fund produced a roughly break-even return.
>	International stock market returns, strongly led by emerging market stocks, snapped back from the double-digit declines posted at the end of the previous fiscal year ended October 31, 2008.
>	Our newest fund, Vanguard FTSE All-World ex-US Small-Cap Index Fund, began operations on April 2, 2009.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
FTSE All-World ex-US Index Fund	8
FTSE All-World ex-US Small-Cap Index Fund	49
About Your Fund’s Expenses	87
Trustees Approve Advisory Arrangements	89
Glossary	91

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	VFWIX	–0.05%
Institutional Shares[1]	VFWSX	0.07
ETF Shares[2]	VEU
Market Price		–0.45
Net Asset Value		0.00
FTSE All-World ex US Index		1.95
Average International Fund[3]		–2.20

		Returns Since
		Fund Inception
Vanguard FTSE All-World ex-US Small-Cap Index Fund (Inception: 4/2/2009)
Investor Shares	VFSVX	8.00%
Institutional Shares[1]	VFSNX	8.02
ETF Shares[2]	VSS
Market Price		8.71
Net Asset Value		8.02
FTSE Global Small Cap ex US Index		9.23
Average International Small-Cap Fund[3]		8.00

1 This class of shares carries lower expenses and is available for a minimum initial investment of $5 million.

2 Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

3 Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

Compared with the deep losses that we reported to you for the most recent fiscal year, the world’s stock markets took a turn for the better in the six months ended April 30, 2009. With the exception of Europe, international stock markets posted positive returns—led by double-digit gains from emerging markets.

The Investor Shares of Vanguard FTSE All-World ex-US Index Fund returned –0.05% compared with 1.95% for its benchmark index and –2.20% for the average international fund. The apparent divergence between the fund’s return and the index’s return arises from our fair-value pricing policies, which are designed to address any discrepancies that arise as a result of time-zone differences among the global stock markets (see page 4 for an explanation).

The second fund in this report, our newly introduced small-cap international fund—the Vanguard FTSE All-World ex-US Small-Cap Index Fund—is off to a respectable start. Less than one month old as of April 30, the new fund achieved an 8% return, matching the average result for its international small-cap fund peer for the same abbreviated period. As with its larger-cap counterpart, the fund’s apparent below-benchmark return was largely a result of fair-value pricing.

2

Volatile six months ends amid signs of hope

Although final results for the global markets for the six months were far from impressive, they showed significant improvement from the beginning of the period. From November through February, stock markets worldwide moved lower as fallout from the financial crisis settled in all parts of the globe.

In mid-March, however, things began to turn around. Investors gained confidence and started taking on more risk. Stocks continued to rally throughout April, and the U.S. stock market recorded its biggest monthly gain since 1991. Over the full six months, the broad U.S. stock market returned about –7%. International stocks, which tumbled more sharply during 2008, held up better than their U.S. counterparts.

Despite some encouraging signs, continued job losses and persistent uncertainty about the health of the financial sector in the United States and overseas suggested that the road ahead could be bumpy.

Investor confidence boosted the weakest bonds

It was an erratic time for the fixed income market as well. After Lehman Brothers collapsed in September, investors steered clear of corporate bonds and instead sought safety in U.S. Treasury bonds—considered the safest, most liquid securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

Market Barometer
			Total Returns
		Periods Ended April 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
MSCI All Country World Index ex USA (International)	1.31%	–42.32%	3.02%
Russell 1000 Index (Large-caps)	–7.39	–35.30	–2.32
Russell 2000 Index (Small-caps)	–8.40	–30.74	–1.45
Dow Jones U.S. Total Stock Market Index	–6.97	–34.37	–1.86

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	7.74%	3.84%	4.78%
Barclays Capital Municipal Bond Index	8.20	3.11	4.11
Citigroup 3-Month Treasury Bill Index	0.19	1.01	3.05

CPI
Consumer Price Index	–1.54%	–0.74%	2.55%

1 Annualized.

3

A note on fair-value pricing
An index fund’s return sometimes may appear to diverge from the return of its benchmark index a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-
specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Later in the period, optimism from the stock market provided a boost to corporate bonds. High-yield—or “junk”—bonds posted record gains for the month of April. For the six months, both the Barclays Capital U.S. Aggregate Bond Index and the broad municipal bond market returned about 8%.

In December, the Federal Reserve Board responded to the credit crisis by lowering its target for short-term interest rates to a range of 0% to 0.25%, an all-time low. After a meeting in late April, policymakers announced that lower rates had led to modest improvements in the credit market, but that conditions overall remained weak.

World markets bounce back and emerging markets stocks lead

The two largest regions covered by the FTSE All-World ex-US Index Fund, Europe and the Asia/Pacific markets, together accounted for about three-fourths of the fund’s assets, on average, over the fiscal half-year ended April 30, 2009. When world markets rebounded during the closing months of the period, however, these regions lagged.

Returns of about –4% and 2% in Europe’s and Asia/Pacific’s developed markets, respectively, significantly improved upon results for these regions during the previous six months; they paled, however, compared with the performance of emerging markets in the Middle East, Africa, Latin America, and

4

Asia/Pacific regions. The developed markets were restrained by weakness in the United Kingdom—the European region’s largest stock market—and in the Japanese market.

Developing markets, by contrast, rallied on enthusiasm for China’s massive government stimulus program, and expectations that export-driven and natural-resource-rich markets, such as South Korea and Brazil, stand to benefit from the early stages of any economic recovery. Because of their relatively modest weighting in the fund’s portfolio, however, these high-performing emerging markets only modestly aided performance.

Although financial stocks, the epicenter of the world’s financial crisis and the fund’s largest sector position, weighed heavily on fund performance during much of the past 18 months, their decline moderated during the past six months. The fund’s financial holdings returned about –2%. The health care sector (–11%) detracted the most from returns, led by weakness in the pharmaceutical industry.

The primary sector boosting returns was information technology, as investors favored companies with solid balance sheets amid a dicey financing environment. Industrials, especially construction companies and highly diversified manufacturers, and the mining, metals, and gold companies in the materials sector also performed well, perhaps in anticipation of an economic upturn.

The currency markets also affected returns: The dollar weakened compared with the euro, it appreciated against the British pound, and was little changed versus the yen. When returns are translated from foreign currencies into dollars, a stronger dollar detracts from returns, while a weaker dollar adds to returns.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Investor	Institutional	ETF	Peer
	Shares	Shares	Shares	Group
FTSE All-World ex-US Index Fund	0.40%	0.15%	0.25%	1.44%
FTSE All-World ex-US Small-Cap Index Fund	0.60	0.35	0.38	1.61

1 The fund expense ratios shown are from the prospectuses dated February 27, 2009, and represent estimated costs for the current fiscal year based on the funds’ current net assets. For the fiscal period ended April 30, 2009, the FTSE All-World ex-US Index Fund’s annualized expense ratios were 0.39% for Investor Shares, 0.14% for Institutional Shares, and 0.25% for ETF Shares. The FTSE All-World ex-US Small-Cap Index Fund’s annualized expense ratios were 0.61% for Investor Shares, 0.35% for Institutional Shares, and 0.38% for ETF Shares. The peer group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008. Peer groups are: for the FTSE All-World ex-US Index Fund, the Average International Fund, and for the FTSE All-World ex-US Small-Cap Index Fund, the Average International Small-Cap Fund.

5

Don’t be swayed by short-term returns

Until mid-2007, international stocks were generating exceptional returns and investors generally supported the case for international investing—namely the opportunity to diversify a portfolio of U.S. stocks and bonds.

Recent performance of international equities hasn’t been nearly as palatable, however, as they tumbled with their U.S. counterparts. But international investing is a long-term strategy, with long-term diversification benefits that are rarely apparent in the volatile short run. The case for international investing is consistent with the principles that have helped many successful investors reach their financial goals: broad diversification both within and across asset classes, aimed at helping investors weather the occasional storm while putting them in a position to benefit from the inevitable return to better times.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

May 14, 2009

Your Fund’s Performance at a Glance
October 31, 2008–April 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
FTSE All-World ex-US Index Fund
Investor Shares	$12.77	$12.46	$0.290	$0.000
Institutional Shares	64.06	62.44	1.593	0.000
ETF Shares	32.50	31.68	0.785	0.000
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$20.00[1]	$21.60	$0.000	$0.000
Institutional Shares	100.00[1]	108.02	0.000	0.000
ETF Shares	52.36[1]	56.56	0.000	0.000

1 At inception: April 2, 2009.

6

Vanguard FTSE All-World ex-US ETF
Premium/Discount: March 2, 2007[1]–April 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	152	27.84%	33	6.05%
25–49.9	211	38.63	16	2.93
50–74.9	75	13.74	7	1.28
75–100.0	18	3.30	5	0.92
>100.0	28	5.13	1	0.18
Total	484	88.64%	62	11.36%

Vanguard FTSE All-World ex-US Small-Cap ETF
Premium/Discount: April 2, 2009[1]–April 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	3	15.00%	2	10.00%
25–49.9	2	10.00	0	0.00
50–74.9	2	10.00	0	0.00
75–100.0	8	40.00	0	0.00
>100.0	3	15.00	0	0.00
Total	18	90.00%	2	10.00%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

7

FTSE All-World ex-US Index Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	2,163	2,168
Turnover Rate[2]	15%	—
Expense Ratio[3]		—
Investor Shares	0.40%
Institutional Shares	0.15%
ETF Shares	0.25%
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	9.1%	9.0%
Consumer Staples	8.5	8.5
Energy	11.3	11.4
Financials	24.3	24.4
Health Care	6.3	6.3
Industrials	10.6	10.6
Information Technology	6.9	6.7
Materials	10.4	10.5
Telecommunication Services	7.0	7.0
Utilities	5.6	5.6

Ten Largest Holdings[4] (% of total net assets)

Royal Dutch Shell PLC	integrated oil
	and gas	1.3%
BP PLC	integrated oil
	and gas	1.2
Nestle SA (Registered)	packaged foods
	and meats	1.2
HSBC Holdings PLC	diversified banks	1.1
Total SA	integrated oil
	and gas	1.1
Toyota Motor Corp.	automobile
	manufacturers	0.9
Vodafone Group PLC	wireless
	telecommunication
	services	0.9
Telefonica SA	integrated
	telecommunication
	services	0.8
Roche Holdings AG	pharmaceuticals	0.8
Novartis AG (Registered)	pharmaceuticals	0.8
Top Ten		10.1%

Allocation by Region (% of equity exposure)

1 FTSE All-World ex US Index.

2 Annualized.

3 The fund expense ratios shown are from the prospectuses dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the fiscal period ended April 30, 2009, the FTSE All-World ex-US Index Fund’s annualized expense ratios were 0.39% for Investor Shares, 0.14% for Institutional Shares, and 0.25% for ETF Shares.

4 The holdings listed exclude any temporary cash investments and equity index futures. See the glossary for investment terms.

8

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Europe
United Kingdom	14.4%	14.5%
France	8.4	8.2
Germany	6.0	5.9
Switzerland	5.4	5.4
Spain	3.4	3.4
Italy	2.7	2.8
Sweden	1.7	1.8
Netherlands	1.6	1.9
Other Europe Markets	4.0	4.1
Subtotal	47.6%	48.0%
Pacific
Japan	16.4%	15.9%
Australia	4.9	5.0
Hong Kong	2.0	3.5
Singapore	1.0	0.9
Other Pacific Markets	0.1	0.1
Subtotal	24.4%	25.4%
Emerging Markets
China	3.7%	2.3%
Brazil	3.2	3.2
South Korea	3.2	3.2
Taiwan	2.7	2.6
India	2.0	1.9
South Africa	1.8	1.8
Russia	1.2	1.2
Mexico	1.0	1.0
Other Emerging Markets	3.3	3.5
Subtotal	22.1%	20.7%
North America
Canada	5.9%	5.9%

1 FTSE All-World ex US Index.

See the glossary for investment terms.

9

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 8, 2007–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
FTSE All-World ex-US Index Fund
Investor Shares[2]	3/8/2007	–46.40%	–23.95%
Institutional Shares[2]	4/30/2007	–46.25	–27.99
ETF Shares	3/2/2007
Market Price		–46.39	–22.82
Net Asset Value		–46.31	–22.93

1 Six months ended April 30, 2009.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months, or for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights tables for dividend and capital gains information.

10

FTSE All-World ex-US Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.9%)
Argentina (0.1%)
Tenaris SA ADR	87,700	2,194
Petrobras Energia
Participaciones SA ADR	100,214	646
Banco Macro Bansud
SA ADR	11,670	140
* Telecom Argentina SA ADR	14,520	134
		3,114
Australia (4.9%)
BHP Billiton Ltd.	1,238,496	29,919
Westpac
Banking Corp., Ltd.	1,027,122	14,320
Commonwealth Bank
of Australia	514,858	13,155
National Australia
Bank Ltd.	689,211	10,307
Australia & New Zealand
Bank Group Ltd.	796,405	9,184
Woolworths Ltd.	444,634	8,626
Westfield Group	831,821	6,493
Wesfarmers Ltd.	371,986	6,112
Rio Tinto Ltd.	127,284	5,927
QBE Insurance Group Ltd.	362,385	5,731
Woodside Petroleum Ltd.	191,302	5,260
CSL Ltd.	199,259	4,966
Telstra Corp. Ltd.	1,614,535	3,901
Newcrest Mining Ltd.	176,868	3,820
Origin Energy Ltd.	320,666	3,791
AMP Ltd.	726,657	2,735
Foster’s Group Ltd.	698,766	2,672
Santos Ltd.	213,772	2,520
^ Macquarie Group, Ltd.	100,720	2,437
Brambles Ltd.	519,265	2,228
Suncorp-Metway Ltd.	452,499	1,931
Insurance Australia
Group Ltd.	742,939	1,872
AGL Energy Ltd.	157,727	1,735

			Market
			Value•
		Shares	($000)
	Orica Ltd.	128,107	1,560
	Oil Search Ltd.	417,185	1,538
	Australian Stock
	Exchange Ltd.	63,595	1,508
	Transurban Group	446,141	1,446
	AXA Asia Pacific
	Holdings Ltd.	510,162	1,444
	Computershare Ltd.	207,261	1,374
	Stockland	590,224	1,347
	Lion Nathan Ltd.	155,203	1,321
*,^	Fortescue Metals
	Group Ltd.	771,059	1,311
	Coca-Cola Amatil Ltd.	195,070	1,295
	Sonic Healthcare Ltd.	138,237	1,173
	Amcor Ltd.	326,886	1,141
	Tabcorp Holdings Ltd.	204,953	1,107
	WorleyParsons Ltd.	82,511	1,088
	Toll Holdings Ltd.	240,939	1,031
	Sims Metal
	Management Ltd.	65,858	957
	Crown Ltd.	189,710	945
	Tatt’s Group, Ltd.	461,456	925
	Incitec Pivot Ltd.	601,033	914
	Wesfarmers, Ltd.
	Price Protected Shares	55,097	905
	CFS Gandel Retail Trust	710,845	850
	Macquarie Infrastructure
	Group	860,529	843
	Lend Lease Corp.	160,962	843
	Dexus Property Group
	NPV	1,558,585	824
	Metcash Ltd.	272,619	823
	OneSteel Ltd.	484,889	783
^	Leighton Holdings Ltd.	48,135	734
	Cochlear Ltd.	19,901	718
*,^	Paladin Resources Ltd.	214,435	709
^	Boral Ltd.	229,497	682
	Nufarm Ltd.	67,961	653
	OZ Minerals Ltd.	1,139,304	615

11

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Qantas Airways Ltd.	425,159	613
^	Harvey Norman
	Holdings Ltd.	275,214	594
	Alumina Ltd.	533,566	578
	James Hardie Industries
	NV	165,399	553
	GPT Group	1,595,231	543
	Bendigo Bank Ltd.	101,365	505
	BlueScope Steel Ltd.	292,200	494
	Mirvac Group	626,928	476
^	Aristocrat Leisure Ltd.	170,794	447
	Billabong International Ltd.	58,797	446
	Perpetual Trustees
	Australia Ltd.	18,007	420
	Bank of Queensland Ltd.	66,487	411
	CSR Ltd.	417,947	407
	Caltex Australia Ltd.	55,039	393
	Commonwealth Property
	Office Fund	654,195	387
^	Energy Resources of
	Australia Ltd.	25,196	381
	Goodman Fielder Ltd.	432,405	360
	Downer EDI Ltd.	98,246	359
	Consolidated Media
	Holdings, Ltd.	218,569	337
	Macquarie Airports Group	252,592	333
	SP Ausnet	449,575	326
	Ansell Ltd.	51,872	315
	Sigma Pharmaceuticals Ltd.	382,453	311
*	Iluka Resources Ltd.	130,178	310
	Macquarie
	Goodman Group	1,004,590	269
	New Hope Corp. Ltd.	85,831	263
	Challenger Financial
	Services Group Ltd.	170,271	247
^	John Fairfax Holdings Ltd.	277,011	238
	Macquarie Office Trust	1,615,008	228
	Asciano Group	223,539	216
	Gunns Ltd.	257,498	205
	Envestra Ltd.	497,442	179
	Tower Australia Group Ltd.	115,060	171
	GWA International Ltd.	99,545	168
	Adelaide Brighton Ltd.	101,823	156
	Australian Wealth
	Management Ltd.	206,571	147
^	Flight Centre Ltd.	32,372	143
	Australand Property Group	429,935	137
	AWB Ltd.	132,088	128
^	Ten Network Holdings Ltd.	156,997	110
	Elders, Ltd.	332,706	105
	Corporate Express
	Australia Ltd.	39,426	100
	Spotless Group Ltd.	55,511	82
	APN News & Media Ltd.	73,168	74

			Market
			Value•
		Shares	($000)
	Paperlinx Ltd.	170,402	72
^	West Australian Newspaper
	Holdings Ltd.	13,172	48
*,^	Babcock & Brown Ltd.	101,405	24
	Austereo Group Ltd.	26,685	24
*	ABC Learning Centres Ltd.	44,287	17
*	Allco Finance Group Ltd.	15,255	—
			196,899
Austria (0.3%)
^	Erste Bank der
	Oesterreichischen
	Sparkassen AG	88,238	1,841
	OMV AG	55,563	1,721
	Telekom Austria AG	125,392	1,649
	Voestalpine AG	57,254	1,095
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	15,354	630
*	Vienna Insurance Group	14,581	568
*	IMMOEAST Immobilien
	Anlagen AG	242,026	546
^	Raiffeisen International
	Bank-Holding AG	14,876	513
*	Atrium European
	Real Estate	98,626	393
*	Immofinanz AG	189,436	367
	Wienerberger AG	26,983	318
	EVN AG	20,340	309
	Strabag SE	11,528	267
			10,217
Belgium (0.6%)
^	Anheuser-Busch InBev NV	294,601	9,018
	Delhaize Group	35,714	2,409
	Groupe Bruxelles Lambert
	SA	29,459	2,124
^	Fortis	858,662	2,111
	Belgacom SA	60,357	1,754
*,^	UCB SA	54,305	1,478
	KBC Bank &
	Verzekerings Holding	63,346	1,392
	Solvay SA	15,516	1,330
	Colruyt NV	5,709	1,298
^	Dexia	199,835	969
^	Umicore	44,532	873
	Compagnie Nationale a
	Portefeuille	12,013	579
	Mobistar SA	6,426	384
	KBC Ancora	1,912	29
			25,748
Brazil (3.2%)
	Petroleo Brasileiro SA
	Series A ADR	448,292	12,095
	Petroleo Brasileiro SA ADR	339,705	11,404

12

FTSE All-World ex-US Index Fund

		Market
		Value•
	Shares	($000)
Itau Unibanco Banco
Multiplo SA	665,207	9,133
Companhia Vale do
Rio Doce Sponsored ADR	524,638	7,203
Companhia Vale do
Rio Doce ADR	412,006	6,802
Banco Bradesco SA ADR	534,687	6,566
Petroleo Brasileiro SA Pfd.	461,146	6,240
Petroleo Brasileiro SA	256,700	4,321
Companhia Siderurgica
Nacional SA ADR	229,629	4,253
Companhia de Bebidas
das Americas ADR	75,335	4,247
Itausa-Investimentos Itau
SA	867,390	3,709
Companhia Vale do
Rio Doce Pfd. Class A	253,500	3,560
Companhia Vale do
Rio Doce	182,600	3,037
BM&F BOVESPA SA	728,344	2,995
Banco do Brasil SA	268,723	2,302
Natura Cosmeticos SA	149,223	1,773
Companhia Energetica de
Minas Gerais ADR	114,784	1,728
Tele Norte Leste
Participacoes ADR	109,200	1,698
Banco Itau Holding
Financeira SA	112,050	1,556
Gerdau SA ADR	197,200	1,400
Usiminas-Usinas
Siderugicas de
Minas Gerais SA Pfd.	90,027	1,335
Companhia de
Concessoes Rodoviarias	111,376	1,333
Centrais Electricas
Brasileiras SA	97,334	1,289
Redecard SA	99,339	1,250
Companhia Brasileira de
Distribuicao Grupo Pao
de Acucar ADR	37,816	1,221
Embraer-Empresa Brasileira
de Aeronautica SA ADR	75,075	1,218
Perdigao SA	75,601	1,114
Companhia Paranaense de
Energia-COPEL ADR	75,600	948
Bradespar SA Pfd.	75,240	940
OGX Petroleo e Gas
Participacoes SA	2,200	924
Metalurgica Gerdau SA	94,418	896
Ultrapar Participacoes S.A.	30,137	842
Tractebel Energia SA	95,370	786
Votorantim Celulose e
Papel SA ADR	89,093	779
Tim Participacoes SA ADR	44,859	747

			Market
			Value•
		Shares	($000)
	All America Latina Logistica	141,416	726
	Brasil Telecom
	Participacoes SA ADR	18,441	719
	Souza Cruz SA	33,500	713
	Weg SA	104,854	670
*	Net Servicos de
	Comunicacao SA	79,879	654
	Companhia de Bebidas
	das Americas	13,544	615
	Brasil Telecom
	Participacoes SA	20,970	603
	Sadia SA ADR	100,155	571
	JBS SA	200,319	566
	Cyrela Brazil Realty SA	88,071	561
	Lojas Americanas SA Pfd.	131,500	547
	Usinas Siderurgicas de
	Minas Gerais SA	36,910	508
^	Aracruz Celulose SA ADR	41,150	491
*	Suzano Papel e Celulose
	SA	74,884	475
	Vivo Participacoes SA ADR	28,407	453
*	Tim Participacoes SA	146,168	437
	Gerdau SA Pfd.	59,000	424
	Fertilizantes Fosfatados SA	51,504	391
*,^	Braskem SA ADR	68,250	387
	AES Tiete SA	45,916	380
	Tele Norte Leste
	Participacoes SA	19,594	370
	TELESP-Telecomunicacoes
	de Sao Paulo SA Pfd.	14,800	324
	Banco Bradesco SA	25,500	317
	B2W Com Global Do Varejo	19,527	310
	Klabin SA	214,700	310
	CESP-Companhia Energet
	ca de Sao Paulo	42,548	301
	Companhia de Saneamento
	Basico do Estado de
	Sao Paulo	20,992	299
*	Cosan SA Industria e
	Comercio	48,134	293
	CPFL Energia SA	18,200	276
	Gerdau SA	48,484	272
	Energias do Brasil SA	22,200	269
	Telmar Norte Leste SA	10,600	266
	Companhia de Transmissao
	de Energia Electrica
	Paulista	11,000	236
	Telesp-Telecomunicacoes
	de Sao Paulo SA	12,000	217
	Duratex SA Pfd.	25,858	201
*	Tam SA	29,704	201
	Brasil Telecom SA Pfd.	30,390	190
	Porto Seguro SA	20,260	122

13

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Companhia Energetica de
	Minas Gerais	12,942	121
	Localiza Rent a Car SA	23,242	120
	Tim Participacoes SA Pfd.	62,158	104
	AES Tiete SA Pfd.	10,000	73
	MMX Mineracao e
	Metalicos SA	21,988	67
	Companhia de Gas de
	Sao Paulo–Comgas	4,000	59
	MPX Energia SA	300	34
*	LLX Logistica SA	21,988	20
	Confeccoes Guararapes SA	200	2
			127,909
Canada (5.9%)
^	Royal Bank of Canada	519,651	18,421
*	Research in Motion Ltd.	206,337	14,253
	EnCana Corp.	277,080	12,699
	Toronto-Dominion Bank	311,623	12,300
	Bank of Nova Scotia,
	Halifax	373,609	10,626
	Manulife Financial Corp.	594,191	10,118
	Potash Corp. of
	Saskatchewan, Inc.	108,951	9,359
	Barrick Gold Corp.	321,735	9,315
	Canadian Natural
	Resources Ltd.	197,997	9,128
	Suncor Energy, Inc.	345,262	8,689
	Goldcorp Inc.	269,523	7,368
	Canadian National
	Railway Co.	173,314	7,006
	Bank of Montreal, Quebec	200,400	6,634
	Canadian Imperial Bank
	of Commerce	139,243	6,251
	Petro-Canada	178,967	5,648
	TransCanada Corp.	222,959	5,564
	Sun Life Financial Services
	of Canada	207,242	4,845
	Rogers
	Communications, Inc.
	Class B	192,784	4,737
	Talisman Energy, Inc.	377,111	4,725
	Imperial Oil Ltd.	125,535	4,487
	Enbridge Inc.	136,000	4,200
	Kinross Gold Corp.	253,505	3,907
	Nexen Inc.	193,038	3,675
	Cameco Corp.	143,810	3,302
	Brookfield Asset
	Management Inc.	210,757	3,229
	Shoppers Drug Mart Corp.	79,300	2,868
	Power Corp. of Canada	151,600	2,834
	Agnico-Eagle Mines Ltd.	57,924	2,561
	Agrium, Inc.	58,300	2,501
^	Shaw Communications Inc.	150,300	2,330
	Husky Energy Inc.	92,142	2,232

			Market
			Value•
		Shares	($000)
	Canadian Pacific
	Railway Ltd.	62,100	2,222
	National Bank of Canada	58,843	2,152
	BCE Inc.	97,905	2,093
	Power Financial Corp.	103,400	2,068
^	Thomson Reuters Corp.	71,223	1,999
	Teck Cominco Ltd. Class B	178,172	1,871
	Bombardier Inc. Class B	532,715	1,688
	Magna International	42,533	1,460
	TransAlta Corp.	76,343	1,314
	Great-West Lifeco Inc.	70,466	1,210
	Canadian Tire Corp.
	Class A	28,502	1,206
	IGM Financial, Inc.	37,766	1,126
	Loblaw Cos., Ltd.	39,097	1,053
	George Weston Ltd.	18,500	918
*	CGI Group Inc.	102,378	908
	Brookfield Properties Corp.	115,350	857
	Saputo Inc.	40,990	749
	Finning International Inc.	58,960	703
	Canadian Utilities Ltd.	23,621	683
	Telus Communications Inc.	20,037	489
	Telus Corp.-
	Non Voting Shares	16,683	388
^	Nova Chemicals Corp.	34,808	201
	Bombardier Inc. Class A	28,833	93
			233,263
Chile (0.3%)
	Empresa Nacional de
	Electricidad SA ADR	58,064	2,227
	Sociedad Quimica y
	Minera de Chile SA ADR	55,270	1,742
	Empresas Copec SA	172,242	1,723
	Enersis SA ADR	109,011	1,634
	Banco Santander Chile
	SA ADR	35,228	1,247
*	S.A.C.I. Falabella SA	333,847	1,099
	CAP SA	42,367	686
	Banco de Chile	8,496,185	507
*	Colburn SA	1,872,765	369
	Cencosud SA	163,388	323
	Compania Cervecerias
	Unidas SA	34,300	203
	Banco de Credito e
	Inversiones	9,261	197
	Empresa Nacional de
	Telecomunicaciones SA	16,460	194
	Lan Airlines SA	19,965	182
	Corpbanca	1,319,400	6
	Embotelladora Andina
	SA Pfd. Class B	2,200	6
			12,345

14

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
China (3.7%)
	China Mobile
	(Hong Kong) Ltd.	2,216,500	19,140
	China Life
	Insurance Co., Ltd.	2,746,000	9,644
	Industrial and
	Commercial Bank of
	China Ltd. Class H	15,346,000	8,730
	Bank of China	21,087,000	7,819
	CNOOC Ltd.	6,534,000	7,294
	PetroChina Co. Ltd.	7,818,000	6,814
^	China Construction Bank	10,666,000	6,158
	China Petroleum &
	Chemical Corp.	6,140,000	4,772
^	Ping An Insurance
	(Group) Co. of China Ltd.	704,000	4,349
	China Shenhua
	Energy Co. Ltd.
	H Shares	1,245,000	3,442
	China Unicom Ltd.	2,598,182	3,011
	China Telecom Corp. Ltd.	6,018,000	2,962
	China Overseas Land &
	Investment Ltd.	1,569,760	2,734
^	Tencent Holdings Ltd.	262,000	2,316
^	Bank of
	Communications Ltd.
	Class H	2,567,000	2,065
	China Communications
	Construction Co., Ltd.	1,663,000	1,972
^	China Merchants
	Bank Co., Ltd. Class H	996,000	1,780
^	China National Building
	Material Co., Ltd.	822,000	1,718
^	China Citic Bank	3,473,700	1,577
	Fujian Zijin Mining
	Industry Co., Ltd.	2,010,000	1,539
	China Coal Energy Co.	1,767,000	1,508
^	Tingyi Holding Corp.	1,092,000	1,331
^	Hengan International
	Group Co. Ltd.	308,622	1,287
^	China Resources Land Ltd.	668,000	1,195
	Denway Motors Ltd.	2,764,000	1,156
^	Aluminum Corp. of
	China Ltd.	1,442,000	1,104
*,^	Anhui Conch
	Cement Co. Ltd.	160,000	1,061
	China Resources Power
	Holdings Co., Ltd.	464,000	1,040
	CITIC Pacific Ltd.	706,000	1,029
	China Merchants Holdings
	International Co. Ltd.	432,000	1,016
*,^	China Railway Group, Ltd.	1,469,000	1,002
	Sino-Ocean Land
	Holdings Ltd.	1,269,500	933

			Market
			Value•
		Shares	($000)
	Want Want China
	Holdings Ltd.	1,829,000	912
	Beijing Datang Power
	Generation Co., Ltd.	1,892,000	908
	Huaneng Power
	International, Inc.
	H Shares	1,226,000	835
	China COSCO
	Holdings Co., Ltd.	943,800	764
	China Resources
	Enterprise Ltd.	428,000	754
	Dongfeng Motor Corp.	998,000	743
	China Mengniu
	Dairy Co., Ltd.	415,000	738
*,^	China Railway
	Construction Corp.	514,200	710
	Shanghai Industrial
	Holding Ltd.	200,000	681
	Belle International
	Holdings Ltd.	889,000	677
*	PICC Property and
	Casualty Co., Ltd.	1,198,000	676
	Lenovo Group Ltd.	2,450,000	667
	Yanzhou Coal
	Mining Co. Ltd. H Shares	676,000	638
*,^	Alibaba.com, Ltd.	524,000	618
^	Jiangxi Copper Co. Ltd.	517,000	604
^	Li Ning Co., Ltd.	292,000	598
*,^	BYD Co. Ltd.	218,600	574
	Inner Mongolia Yitai
	Coal Co., Ltd.	126,100	547
	Air China Ltd.	1,156,000	540
	Shimao Property
	Holdings Ltd.	479,094	532
^	Beijing Enterprises
	Holdings Ltd.	118,000	519
^	Guangzhou R&F
	Properties Co. Ltd.	319,600	514
	China Shipping
	Development Co.	448,000	510
	China Everbright Ltd.	262,000	507
	Zhejiang
	Expressway Co., Ltd.	568,000	484
	China Vanke Co., Ltd.	457,640	481
	China Oilfield Services Ltd.	532,000	435
^	Sinofert Holdings, Ltd.	932,000	432
	CNPC Hong Kong Ltd.	860,000	427
	Shanghai Electric
	Group Co., Ltd. Class H	1,166,000	416
^	Angang Steel Co., Ltd.	342,000	406
	Cosco Pacific Ltd.	418,000	397
^	China High Speed
	Transmission Equipment
	Group Co., Ltd.	219,000	391

15

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Beijing Capital International
	Airport Co., Ltd.	616,000	389
	China Insurance
	International
	Holdings Co., Ltd.	232,000	387
	China National
	Materials Co., Ltd.	495,000	376
^	Parkson Retail Group Ltd.	294,000	369
*,^	Country Garden
	Holdings Co.	1,129,960	369
	China Communication
	Services Corp. Ltd.	618,000	363
	Agile Property
	Holdings, Inc.	480,000	357
*,^	China Huiyuan Juice Ltd.	508,000	348
	Shanghai Zhenhua Port
	Machinery Co., Ltd.
	Class B	332,900	347
*	Soho China	717,000	344
^	ZTE Corp.	101,348	342
^	Tsingtao Brewery Co., Ltd.	130,000	336
	GOME Electrical
	Appliances Holdings Ltd.	2,283,000	330
	Jiangsu
	Expressway Co. Ltd.
	H Shares	466,000	329
*,^	China South Locomotive
	and Rolling Stock Corp.	702,000	315
	China International
	Marine Containers
	(Group) Co., Ltd.	497,837	315
	China Yurun Food
	Group Ltd.	264,000	313
	Guangzhou
	Investment Co. Ltd.	1,896,000	308
	Huabao International
	Holdings Ltd.	435,000	307
	China Bluechemical, Ltd.	572,000	303
^	China Shipping Container
	Lines Co. Ltd.	1,179,700	282
	Sinopec Shanghai
	Petrochemical Co. Ltd.	828,000	281
	Yantai Changyu Pioneer
	Wine Co., Ltd.	62,100	272
*	China Agri-Industries
	Holdings Ltd.	496,000	254
	Chaoda Modern Agriculture
	Holdings Ltd.	437,884	249
	Guangdong
	Investment Ltd.	604,000	249
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co., Ltd.
	Class B	163,790	230

			Market
			Value•
		Shares	($000)
	Anta Sports Products Ltd.	273,000	230
	Weichai Power Co., Ltd.
	Class H	79,000	224
	The Guangshen
	Railway Co., Ltd.	498,000	223
*	Semiconductor
	Manufacturing
	International Corp.	5,772,000	222
	Nine Dragons Paper
	Holdings Ltd.	486,000	220
^	Maanshan Iron and
	Steel Co. Ltd.	540,000	219
	Yangzijiang Shipbuilding
	Holdings Ltd.	652,000	219
	Fosun International	614,000	216
	Shui On Land Ltd.	474,000	203
	Hopewell Highway
	Infrastructure Ltd.	356,600	195
	Zhaojin Mining
	Industry Co. Ltd.	151,000	194
	Dongfang
	Electrical Corp Ltd.	73,200	191
	China Foods Ltd.	388,000	187
^	Hopson Development
	Holdings Ltd.	240,000	184
	Shenzhen International
	Holdings Ltd.	3,667,500	183
	Shenzhen Investment Ltd.	620,808	179
	New World China Land Ltd.	444,000	173
	China Travel International	990,000	173
	Hidili Industry Int’l
	Development Ltd.	429,000	171
	China
	Molybdenum Co. Ltd.	340,000	170
	KWG Property
	Holding, Ltd.	444,000	170
	TPV Technology Ltd.	512,000	169
	Harbin Power
	Equipment Co., Ltd.	216,000	162
*	China Southern
	Airlines Co. Ltd.	675,000	158
*	China Merchants Property
	Development Co., Ltd.	96,850	155
	Greentown China
	Holdings Ltd.	269,500	148
	TravelSky Technology Ltd.	279,000	147
	Sinotrans Ltd.	794,000	146
	Zhejiang Southeast Electric
	Power Co., Ltd.	299,200	135
*	Dazhong Transportation
	Group Co., Ltd. B Shares	225,900	131
	Huadian Power
	International Corp. Ltd.	552,000	130
	CSG Holding Co. Ltd.	178,107	128

16

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
^	Shenzhen
	Expressway Co. Ltd.	338,000	127
*	China Eastern
	Airlines Corp. Ltd.	748,000	126
	Lianhua Supermarket
	Holdings Ltd. Class H	105,000	124
	Shandong Chenming Paper
	Holdings Ltd. Class B	239,700	118
	Great Wall Motor Co., Ltd.	218,000	115
*	Sinopec Yizheng Chemical
	Fibre Co., Ltd.	656,000	115
	Weiqiao Textile Co. Ltd.	287,500	114
	Anhui Expressway Co., Ltd.	220,000	110
	Guangdong Electric Power
	Development Co., Ltd.	283,660	110
*	Chongqing Changan
	Automobile Co., Ltd.	264,756	99
	Inner Mongolia
	Eerduosi Cashmere
	Products Co. Ltd.	153,000	97
*	CITIC Resources
	Holdings Ltd.	370,300	51
	Global Bio-chem
	Technology
	Group Co. Ltd.	284,000	39
^	Guangzhou Shipyard
	International Co. Ltd.	28,000	36
*	BOE Technology
	Group Co., Ltd.	100,400	19
	Shanghai Jinqiao Export
	Processing Zone
	Development Co., Ltd.
	Class B	4,300	3
	Shenzhen Chiwan Wharf
	Holdings Ltd. Class B	3,200	3
	Shanghai Mechanical and
	Electrical Industry Co. Ltd.
	Class B	3,840	3
	Shanghai Jinjiang
	International Hotels
	DevelopmentCo., Ltd.
	Class B	2,700	3
	Bengang Steel
	Plates Co., Ltd.	7,000	3
	Shanghai Friendship
	Group Inc. Co. Class B	2,900	3
	Shanghai Jinjiang
	International Industrial
	Investment Co., Ltd.
	Class B	2,800	3
	Guangdong Provincial
	Expressway
	Development Co., Ltd.	6,100	2

			Market
			Value•
		Shares	($000)
*	Shanghai Waigaoqiao
	Free Trade Zone
	Development Co., Ltd.
	Class B	3,500	2
*	Shanghai Chlor-Alkali
	Chemical Co. Ltd. Class B	7,100	2
*	Shanghai Haixan
	Group Co. Ltd. Class B	8,200	2
	Beijing North Star Co. Ltd.	10,000	2
	Huadian Energy Co. Ltd.	7,600	2
*	Jinzhou Port Co., Ltd.	3,300	2
	Guangzhou
	Pharmaceutical Co., Ltd.	4,000	2
	Jiangling Motors Corp. Ltd.	1,800	2
	Double Coin Holdings, Ltd.
	Class B	4,300	1
	Weifu
	High-Technology Co., Ltd.	2,000	1
	Tianjin Capital
	Environmental
	Protection Co., Ltd.	4,000	1
*	Shenzhen Special
	Economic Zone Real
	Estate Group Co. Ltd.
	Class B	2,100	—
			148,994
Colombia (0.0%)
	Bancolombia SA ADR	51,313	1,198

Czech Republic (0.1%)
	Ceske Energeticke
	Zavody a.s.	85,719	3,497
	Cesky Telecom a.s.	50,143	1,077
	Komercni Banka a.s.	5,567	748
	Unipetrol a.s.	34,935	213
			5,535
Denmark (0.7%)
	Novo Nordisk A/S B Shares	192,254	9,148
*	Vestas Wind Systems A/S	67,700	4,394
^	AP Moller-Maersk A/S
	A Shares	489	2,793
*	Danske Bank A/S	249,368	2,735
^	AP Moller-Maersk A/S
	B Shares	450	2,614
	Carlsberg A/S B Shares	43,418	2,088
	Novozymes A/S	19,004	1,281
	Coloplast A/S B Shares	11,537	788
*,^	FLS Industries A/S
	B Shares	19,400	620
	Danisco A/S	15,620	512
*	Jyske Bank A/S	18,722	480
*,^	William Demant A/S	7,200	340

17

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	H. Lundbeck A/S	15,700	284
	Rockwool International A/S	192	15
			28,092
Egypt (0.1%)
	Orascom Construction
	Industries GDR	22,971	1,322
	Orascom Telecom Holding
	SAE GDR	47,735	1,320
			2,642
Finland (0.9%)
^	Nokia Oyj	1,364,073	19,375
^	Sampo Oyj A Shares	204,398	3,813
	Fortum Oyj	162,602	3,280
	UPM-Kymmene Oyj	179,736	1,608
	Kone Oyj	58,465	1,597
*	Stora Enso Oyj R Shares	211,133	1,205
^	Neste Oil Oyj	88,651	1,147
^	Wartsila Oyj B Shares	33,580	1,107
	Outokumpu Oyj A Shares	50,524	753
	Metso Oyj	46,616	714
	Rautaruuki Oyj	38,000	707
^	Nokian Renkaat Oyj	42,950	678
	Kesko Oyj	23,200	603
	Sanoma Oyj	19,072	251
			36,838
France (8.4%)
	Total SA	882,680	44,166
^	Gaz de France	606,565	21,784
^	Sanofi-Aventis	363,879	21,073
	BNP Paribas SA	334,546	17,612
	France Telecom SA	721,419	16,016
^	Axa	769,365	12,927
^	Vivendi SA	428,820	11,531
	Societe Generale Class A	214,306	10,953
^	Carrefour SA	259,773	10,533
^	LVMH Louis Vuitton Moet
	Hennessy	135,577	10,236
	ArcelorMittal
	(Amsterdam Shares)	400,996	9,393
^	Groupe Danone	189,310	9,005
	Vinci SA	182,476	8,175
^	L’Oreal SA	111,433	7,972
^	Air Liquide SA	95,960	7,808
^	Schneider Electric SA	90,853	6,914
	Alstom	105,032	6,547
	Cie. de St. Gobain SA	182,395	6,543
^	Pernod Ricard SA	94,324	5,578
	Credit Agricole SA	332,309	4,859
^	Veolia Environnement	170,692	4,676
^	Unibail Co.	30,326	4,522
^	Lafarge SA	78,291	4,418
	Electricite de France	93,671	4,339
^	Bouygues SA	94,776	4,043

			Market
			Value•
		Shares	($000)
^	Hermes International	29,729	3,943
	Accor SA	82,685	3,499
	Essilor International SA	78,648	3,388
^	Pinault-Printemps-
	Redoute SA	35,570	2,725
	Renault SA	77,889	2,497
	SES Global Fiduciary
	Depositary Receipts	123,776	2,234
*	Alcatel-Lucent	854,951	2,162
	Sodexho Alliance SA	44,539	2,140
	Vallourec SA	19,518	2,133
	Compagnie Generale des
	Etablissements Michelin
	SA	40,166	2,056
*,^	Cap Gemini SA	54,409	2,034
*	Suez Environnement SA	132,543	2,020
^	Christian Dior SA	26,983	1,808
^	European Aeronautic
	Defence and Space Co.	120,723	1,742
	Technip SA	39,223	1,685
	Publicis Groupe SA	53,755	1,643
	STMicroelectronics NV	247,998	1,634
^	Lagardere S.C.A.	48,344	1,518
	PSA Peugeot Citroen	64,028	1,479
^	Eiffage SA	26,296	1,357
*,^	Lafarge SA Assimilation
	Line Exp. 7/1/09	23,526	1,261
^	CNP Assurances	15,883	1,252
	Thales SA	29,908	1,241
	Safran SA	80,170	957
	Dassault Systemes SA	22,177	910
	Casino Guichard-
	Perrachon SA	13,802	861
	Atos Origin SA	26,939	830
*	Compagnie Generale de
	Geophysique SA	55,187	797
	Eramet SLN	3,707	796
	Bureau Veritas SA	19,054	775
	Natixis	331,896	751
	Eutelsat Communications	34,462	746
	Legrand SA	36,603	735
^	Klepierre	31,785	707
	Societe BIC SA	13,009	698
	Aeroports de Paris (ADP)	10,206	588
	Air France	52,232	580
	Arkema	24,274	560
	Valeo SA	26,796	552
^	Societe Television
	Francaise 1	56,799	532
^	PagesJaunes SA	48,132	523
	Societe des Autoroutes
	Paris-Rhin-Rhone	7,849	505
	Eurazeo	11,409	466
	Imerys SA	11,121	460

18

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Ciments Francais SA	4,192	380
^	Gecina SA	6,507	356
	Wendel Investissement	8,815	323
^	JCDecaux SA	21,559	307
	Euler Hermes SA	4,950	242
			335,011
Germany (6.0%)
^	E.On AG	738,430	24,971
	Siemens AG	337,369	22,683
^	Allianz AG	166,510	15,364
	Deutsche Telekom AG	1,211,523	14,651
	Bayer AG	282,991	14,067
	SAP AG	338,254	13,005
^	BASF AG	340,663	12,856
	Daimler AG (Registered)	355,929	12,760
	Deutsche Bank AG	229,039	12,214
^	Muenchener
	Rueckversicherungs-
	Gesellschaft AG
	(Registered)	76,169	10,524
^	RWE AG	144,864	10,443
^	Volkswagen AG	32,589	10,310
	Deutsche Boerse AG	71,913	5,312
	Bayerische Motoren Werke
	AG	110,755	3,838
	Deutsche Post AG	330,298	3,811
	Linde AG	46,859	3,737
	K&S AG	60,539	3,642
	Man AG	51,400	3,186
^	Fresenius Medical Care AG	79,208	3,074
	ThyssenKrupp AG	141,612	3,030
^	Adidas AG	72,915	2,755
^	Volkswagen AG Pfd.	39,666	2,519
^	Metro AG	58,834	2,503
	Porsche AG	31,897	2,298
	Merck KGaA	24,297	2,179
^	Henkel AG & Co. KGaA	67,521	1,831
	Commerzbank AG	266,776	1,814
^	Fresenius AG Pfd.	30,193	1,557
^	Beiersdorf AG	34,533	1,423
^	Henkel KGaA	48,403	1,197
	Salzgitter AG	16,107	1,146
^	Deutsche Lufthansa AG	88,171	1,125
^	TUI AG	96,327	1,059
^	Hochtief AG	19,976	978
	GEA Group AG	66,449	874
^	Solarworld AG	29,304	835
*,^	Infineon Technologies AG	285,704	760
^	Celesio AG	32,567	722
	Hannover
	Rueckversicherung AG	21,181	686
	Deutsche Postbank AG	30,856	659
^	Lanxess	29,438	636
	Wacker Chemie AG	5,603	580

			Market
			Value•
		Shares	($000)
^	Fraport AG	13,215	533
*	Puma AG	2,211	474
^	Fresenius AS	11,310	467
	Suedzucker AG	22,494	435
^	HeidelbergCement AG	9,448	398
	Hamburger Hafen und
	Logistik AG	10,475	378
*,^	Q-Cells AG	13,445	287
	Aachener & Muenchener
	Beteiligungs AG (Bearer)	2,925	240
^	Hypo Real Estate Holding
	AG	63,394	117
*,^	Arcandor AG	33,852	80
			237,023
Greece (0.4%)
	National Bank of
	Greece SA ADR	902,935	3,657
	Greek Organization of
	Football Prognostics	89,035	2,747
	Hellenic
	Telecommunications
	Organization SA ADR	279,081	2,073
*	Alpha Credit Bank SA	149,675	1,458
	EFG Eurobank Ergasias	147,214	1,156
	Bank of Piraeus	122,886	1,127
	Marfin Financial Group SA	213,554	916
	Coca-Cola Hellenic
	Bottling Co. SA	54,448	871
	Public Power Corp.	44,570	859
	Titan Cement Co. SA	18,618	474
	Hellenic Petroleum SA	42,940	416
*	Commercial Bank of
	Greece SA	34,243	252
	National Bank of Greece SA	187	4
			16,010
Hong Kong (2.0%)
	Sun Hung Kai
	Properties Ltd.	702,409	7,261
	Hutchison Whampoa Ltd.	1,168,000	6,879
	Cheung Kong Holdings Ltd.	634,000	6,540
	Hong Kong Exchanges &
	Clearing Ltd.	404,300	4,657
	CLP Holdings Ltd.	665,500	4,491
	Hong Kong Electric
	Holdings Ltd.	584,500	3,451
	Hong Kong &
	China Gas Co., Ltd.	1,846,850	3,435
	Hang Seng Bank Ltd.	282,300	3,129
	Li & Fung Ltd.	1,072,000	3,012
	Swire Pacific Ltd. A Shares	335,000	2,619
^	Boc Hong Kong
	Holdings Ltd.	1,563,737	2,209
	Esprit Holdings Ltd.	345,300	2,116
	Hang Lung Properties Ltd.	738,000	2,073

19

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Henderson Land
	Development Co. Ltd.	382,466	1,781
	Wharf Holdings Ltd.	490,250	1,613
	MTR Corp.	626,500	1,586
	Link REIT	792,843	1,541
	Hang Lung
	Development Co., Ltd.	419,000	1,534
	Bank of East Asia Ltd.	645,800	1,533
	New World
	Development Co., Ltd.	1,055,000	1,380
	Shangri-La Asia Ltd.	830,444	1,221
	Sino Land Co.	884,000	1,126
	Wing Hang Bank Ltd.	136,500	806
	Hopewell Holdings Ltd.	311,000	801
^	PCCW Ltd.	1,748,000	790
	Kingboard Chemical
	Holdings Ltd.	273,000	662
	Wheelock and Co. Ltd.	282,000	607
^	Cathay Pacific Airways Ltd.	514,015	595
	Cheung Kong Infrastructure
	Holdings Ltd.	149,000	575
^	Techtronic
	Industries Co., Ltd.	955,500	565
	Kerry Properties Ltd.	182,000	550
	Hysan
	Development Co., Ltd.	275,000	499
*,^	Foxconn International
	Holdings Ltd.	804,000	495
	NWS Holdings Ltd.	210,000	421
	Television Broadcasts Ltd.	114,000	403
	Chinese Estates Holdings	311,000	386
	First Pacific Co. Ltd.	838,000	383
	Yue Yuen Industrial
	(Holdings) Ltd.	168,000	373
^	ASM Pacific
	Technology Ltd.	67,500	302
	Guoco Group	46,000	283
	Hong Kong Aircraft &
	Engineering Co., Ltd.	28,800	270
	Cafe De Coral Holdings Ltd.	140,000	260
	Orient Overseas
	International Ltd.	87,000	249
	Lifestyle International
	Holdings, Ltd.	235,000	224
	Industrial and Commercial
	Bank of China (Asia) Ltd.	171,777	219
	Hong Kong and
	Shanghai Hotels Ltd.	274,000	208
	Shun Tak Holdings Ltd.	411,000	181
*,^	Mongolia Energy Corp. Ltd.	630,000	179
	Johnson Electric
	Holdings Ltd.	699,500	152
	Texwinca Holdings Ltd.	248,000	151
	C C Land Holdings Ltd.	450,000	149

			Market
			Value•
		Shares	($000)
	Great Eagle Holdings Ltd.	106,000	146
	Dah Sing Financial Group	48,400	141
	Lee & Man Paper
	Manufacturing Ltd.	150,400	111
	Hutchinson Harbour
	Ring Ltd.	1,352,000	101
	Hutchison
	Telecommunications
	International Ltd.	370,000	68
	Giordano International Ltd.	274,000	56
	Hutchison
	Telecommunications
	Holdings	370,000	35
	Kowloon
	Development Co., Ltd.	70,000	34
*,^	Galaxy Entertainment
	Group Ltd.	129,000	31
	Melco International
	Development Corp.	51,000	25
	Chong Hing Bank Ltd.	11,000	14
	Fubon Bank
	(Hong Kong) Ltd.	6,000	2
	Dah Sing Banking
	Group Ltd.	2,800	2
	Public Financial
	Holdings Ltd.	4,000	1
			77,692
Hungary (0.1%)
	MOL Hungarian Oil and
	Gas Nyrt.	27,905	1,330
*,^	OTP Bank Nyrt.	92,810	1,195
	Richter Gedeon Nyrt.	8,190	1,069
	Magyar Tavkozlesi Nyrt.	127,469	297
			3,891
India (2.0%)
	Reliance Industries Ltd.
	GDR	101,219	7,657
	Infosys Technologies Ltd.
	ADR	211,821	6,526
*	Bharti Airtel Ltd.	276,847	4,193
	ITC Ltd.	1,034,673	3,924
	Reliance Industries Ltd.	82,144	2,992
	Larsen & Toubro Ltd.	159,503	2,830
	Housing Development
	Finance Corp. Ltd.	75,298	2,617
	ICICI Bank Ltd. ADR	122,303	2,523
	HDFC Bank Ltd. ADR	31,999	2,369
	Oil and Natural
	Gas Corp. Ltd.	109,754	1,910
^	Wipro Ltd. ADR	192,464	1,805
	Bharat Heavy
	Electricals Ltd.	54,007	1,799
	State Bank of India GDR	30,117	1,680
	Hindustan Lever Ltd.	325,891	1,535

20

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Tata Communications Ltd.	60,848	1,403
	Reliance Communication
	Ventures	284,003	1,233
	NTPC Ltd.	314,963	1,204
*	Essar Oil Ltd.	406,689	1,184
	Axis Bank Ltd.	92,776	1,040
	Cipla Ltd.	204,873	993
	Tata Iron and Steel Co. Ltd.	190,323	916
	Jaiprakash Associates Ltd.	312,814	876
	Grasim Industries Ltd.	23,877	852
	Sterlite Industries
	(India) Ltd.	98,412	822
	Mahanagar Telephone
	Nigam Ltd. ADR	245,540	724
	Jindal Steel & Power Ltd.	21,979	722
*	Reliance Petroleum Ltd.	312,532	703
	Gail India Ltd.	132,147	681
	Hero Honda Motors Ltd.	28,507	678
	Tata Power Co. Ltd.	37,080	669
	Tata Consultancy
	Services Ltd.	52,036	651
	Dr. Reddy’s
	Laboratories Ltd. ADR	58,623	642
	Sun Pharmaceutical
	Industries Ltd.	21,819	562
	Reliance Energy Ltd.	39,835	559
*	Idea Cellular Ltd.	471,514	553
	Punjab National Bank Ltd.	56,081	540
	Infrastructure Development
	Finance Co., Ltd.	346,316	537
	Maruti Udyog Ltd.	31,648	520
	Bajaj Auto Ltd.	39,622	511
*	Reliance Natural
	Resources, Ltd.	447,240	509
*	Cairn India Ltd.	135,221	507
	Hindalco Industries Ltd.	465,627	506
	Steel Authority of India Ltd.	226,226	498
	Reliance Capital Ltd.	40,282	426
*	Reliance Power Ltd.	168,892	420
	Power Grid Corp of
	India Ltd	218,991	409
	Satyam Computer
	Services Ltd. ADR	217,108	391
	DLF Ltd.	83,666	388
	Siemens India Ltd.	58,541	364
	JSW Steel Ltd.	49,301	341
	Lupin Ltd.	23,034	333
	Mahindra & Mahindra Ltd.	32,768	322
	Kotak Mahindra Bank	40,347	314
	Adani Exports, Ltd.	34,649	295
	Bharat Petroleum Corp. Ltd.	37,664	293
	Asea Brown Boveri
	India Ltd.	29,788	292
	Nestle India Ltd.	8,240	282

			Market
			Value•
		Shares	($000)
	Hindustan
	Petroleum Corp., Ltd.	50,201	277
	Indian Oil Corporation Ltd.	30,570	271
	Ambuja Cements Ltd.	161,875	264
	United Spirits Ltd.	18,286	262
	Aditya Birla Nuvo Ltd.	24,593	261
	Sesa Goa Ltd.	115,420	260
	Tata Motors Ltd.	51,905	257
	Colgate-Palmolive
	(India) Ltd.	24,828	238
	Union Bank of India Ltd.	71,623	237
	Mundra Port and Special
	Economic Zone Ltd.	28,507	223
	Tata Chemicals Ltd.	62,948	218
	Crompton Greaves, Ltd.	65,413	211
	Nicholas Piramal India Ltd.	44,656	208
	Suzlon Energy Ltd.	160,273	206
	Bank of India	43,368	205
	Associated
	Cement Cos. Ltd.	15,555	204
	Ultratech Cemco Ltd.	17,275	199
	Dabur India Ltd.	91,314	190
	HCL Technologies Ltd.	71,059	187
	Bajaj Holdings and
	Investment Ltd.	27,139	186
	Bajaj Finserv Ltd.	41,473	184
*	GMR Infrastructure Ltd.	77,973	178
*	Glenmark
	Pharmaceuticals Ltd.	48,507	176
	Great Eastern Shipping Co.	42,250	175
	Canara Bank Ltd.	43,405	173
	Zee Entertainment
	Enterprises	75,798	173
	Mphasis Ltd.	36,453	165
	Divi’s Laboratories Ltd.	9,460	163
	Unitech, Ltd.	180,286	161
	Bharat Electronics Ltd.	8,385	161
	Indiabulls Financial
	Services Ltd.	69,402	158
	Punj Lloyd Ltd.	58,669	137
	Bank of Baroda	20,753	136
	Ranbaxy Laboratories Ltd.	39,100	131
	Power Finance Corp.	40,963	127
	Oriental Bank of
	Commerce	45,741	121
*	Oracle Financial Services
	Software	6,601	117
	National
	Aluminium Co., Ltd.	27,594	117
	Industrial Development
	Bank of India Ltd.	90,684	116
*	Lanco Infratech Ltd.	22,964	103
*	Tata Teleservices
	Maharashtra Ltd.	201,283	98

21

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Bharat Forge Ltd.	28,530	72
	Aban Offshore Ltd.	5,405	44
*	Hindustan Zinc Ltd.	4,543	44
	Financial Technologies
	(India) Ltd.	2,704	39
*	Neyveli Lignite Corp., Ltd.	21,045	38
*	Mangalore Refinery and
	Petrochemicals Ltd.	34,553	34
	Housing Development &
	Infrastructure Ltd.	10,260	30
	Sun TV Network Ltd.	7,768	29
	Godrej Industries Ltd.	17,213	25
	Ashok Leyland Ltd.	41,763	18
	Castrol (India) Ltd.	358	2
	Shipping Corp. of India Ltd.	1,228	2
	Corporation Bank	416	2
	Tech Mahindra Ltd.	221	1
*	Jet Airways (India) Ltd.	250	1
*	Zydus Wellness Ltd.	97	—
			79,040
Indonesia (0.3%)
	PT Telekomunikasi
	Indonesia Tbk	3,616,500	2,628
	PT Astra International Tbk	1,168,500	1,969
	PT Bank Central Asia Tbk	4,526,500	1,419
	PT Bank Rakyat
	Indonesia Tbk	2,173,000	1,179
	PT Bumi Resources Tbk	6,828,000	939
	PT Perusahaan Gas
	Negara Tbk	3,117,000	758
	PT United Tractors Tbk	859,500	726
	PT Bank Mandiri Tbk	1,645,000	427
	PT Unilever Indonesia Tbk	582,500	425
	PT Indonesian
	Satellite Corp. Tbk	775,500	406
	PT Tambang Batubara
	Bukit Asam Tbk	334,000	297
	PT Astra Agro Lestari Tbk	197,000	291
	PT International Nickel
	Indonesia Tbk	776,500	249
	PT Indocement Tunggal
	Prakarsa Tbk (Local)	431,500	236
	PT Semen Gresik Tbk	582,000	223
*	PT Bank Indonesia Tbk	3,537,000	202
	PT Indofood Sukses
	Makmur Tbk	1,671,000	200
	PT Aneka Tambang Tbk	1,489,500	199
	PT Bank Danamon Tbk	642,735	188
	PT Gudang Garam Tbk	249,500	175
			13,136
Ireland (0.3%)
	CRH PLC	249,446	6,475
*	Ryanair Holdings PLC ADR	44,082	1,206
	Kerry Group PLC A Shares	48,728	1,002

			Market
			Value•
		Shares	($000)
*	Elan Corp. PLC	166,076	988
	Bank of Ireland	465,558	464
	Allied Irish Banks PLC	331,631	405
*	Ryanair Holdings PLC	58,749	254
	Irish Life & Permanent PLC	95,575	242
	Anglo Irish Bank Corp. PLC	236,607	68
			11,104
Israel (0.6%)
	Teva Pharmaceutical
	Industries Ltd.	324,354	14,240
	Israel Chemicals Ltd.	182,561	1,502
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	703,940	1,108
	Bank Hapoalim Ltd.	334,822	763
	Bank Leumi Le-Israel	234,480	586
*	NICE Systems Ltd.	21,766	559
	Makhteshim-Agan
	Industries Ltd.	126,795	558
*	Perrigo Co.	18,502	500
	Partner
	Communications Co. Ltd.	26,800	441
	Perrigo Co.
	(U.S. Shares)	16,896	438
	Elbit Systems Ltd.	7,800	394
	Cellcom Israel Ltd.	17,342	393
	The Israel Corp. Ltd.	833	351
	United Mizrahi Bank Ltd.	37,300	206
	Osem Investment Ltd.	18,900	191
*	Koor Industries Ltd.	7,600	167
	Israel Discount Bank Ltd.	151,600	142
	IDB Holding Corp., Ltd.	8,014	142
	Paz Oil Company Ltd.	1,278	134
*	Harel Insurance
	Investments Ltd.	4,300	134
	Migdal Insurance
	Holdings Ltd.	119,900	132
	Gazit-Globe (1982) Ltd.	23,091	127
	Delek Group, Ltd.	1,340	124
*	Africa-Israel
	Investments Ltd.	5,300	83
	Discount
	Investment Corp. Ltd.	5,500	77
	Strauss Group Ltd.	7,400	69
	Super Sol Ltd.	20,400	66
	Ormat Industries Ltd.	7,805	59
	Oil Refineries Ltd.	136,313	49
	Elbit Medical Imaging Ltd.	2,156	39
*	Hot Telecommunication
	System Ltd.	4,100	29
*	Jerusalem
	Economic Corp., Ltd.	2,836	12
	Delek Real Estate Holding	9,433	9

22

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Clal Insurance Enterprise
	Holdings Ltd.	200	2
	Delek Automotive
	Systems Ltd.	100	1
*	First International Bank of
	Israel Ltd. -ILS .05 Par	82	1
*	First International Bank of
	Israel Ltd. -ILS .01 Par	411	1
	Blue Square-Israel Ltd.	100	1
	Clal Industries and
	Investments Ltd.	200	1
*	Alvarion Ltd.	151	—
	Property & Building Corp.	7	—
	Given Imaging Ltd.	34	—
			23,831
Italy (2.7%)
	Eni SpA	1,008,307	21,637
	UniCredit SpA	5,251,348	12,787
	Assicurazioni Generali SpA	517,680	10,533
	Intesa Sanpaolo SpA	3,279,514	10,448
	Enel SpA	1,703,187	9,232
	Telecom Italia SpA	4,960,501	6,273
	Unione Di Banche Italiane
	ScpA	231,626	3,194
*	Fiat SpA	300,603	2,939
	Atlantia SpA	155,872	2,750
	Saipem SpA	121,032	2,587
	Finmeccanica SpA	161,204	2,271
	Telecom Italia SpA RNC	2,212,412	1,976
	Mediaset SpA	325,156	1,827
	Mediobanca Banca di
	Credito Finanziaria SpA	151,890	1,752
	Terna SpA	536,930	1,724
	Banca Monte dei Paschi
	di Siena SpA	993,004	1,589
	Banco Popolare SpA	239,293	1,572
	Snam Rete Gas SpA	358,581	1,420
	Parmalat SpA	620,117	1,232
	Banca Carige SpA	301,506	1,104
	Alleanza Assicurazioni SpA	150,772	1,010
	A2A SpA	603,444	992
^	Luxottica Group SpA	52,541	964
	Banca Popolare di Milano
	SpA	160,623	934
	Pirelli & C. Accomandita
	per Azioni SpA	1,507,339	586
	Fondiari-Sai SpA	34,125	568
	Saras SpA Raffinerie Sarde	154,331	452
	Italcementi SpA	35,949	433
*	Lottomatica SpA	20,858	429
	Mediolanum SpA	92,710	424
	Buzzi Unicem SpA	28,587	419
	Autogrill SpA	45,795	348

			Market
			Value•
		Shares	($000)
	Unipol Gruppo Finanziario
	SpA	261,033	324
	Unipol Gruppo Finanziario
	SpA Pfd.	358,434	298
*	Snam Rete Gas S.p.A.
	Rights Exp. 5/15/09	358,581	275
^	Bulgari SpA	51,034	260
	Edison SpA	205,766	259
	Italcementi SpA Risp.	38,773	246
*	Exor SpA	16,546	212
	Benetton Group SpA	23,857	189
*	Exor SPA Pfd.	19,822	162
	Fondiaria-Sai SpA RNC	12,603	140
			108,771
Japan (16.2%)
	Toyota Motor Corp.	954,300	37,770
	Mitsubishi UFJ
	Financial Group	4,269,160	23,288
	Honda Motor Co., Ltd.	507,800	14,882
	Canon, Inc.	491,300	14,702
	Matsushita Electric
	Industrial Co., Ltd.	903,000	13,233
	Nintendo Co.	39,200	10,539
^	Sumitomo Mitsui
	Financial Group, Inc.	291,300	10,103
	Sony Corp.	368,000	9,562
	NTT DoCoMo, Inc.	6,626	9,246
	Tokyo Electric Power Co.	374,700	8,778
	Takeda
	Pharmaceutical Co. Ltd.	226,100	8,019
	Nippon Telegraph and
	Telephone Corp.	194,200	7,318
	Mitsubishi Corp.	470,600	7,242
^	Mizuho Financial
	Group, Inc.	3,169,800	6,684
	Nippon Steel Corp.	1,893,000	6,364
	East Japan Railway Co.	109,500	6,170
	Seven and
	I Holdings Co., Ltd.	261,900	5,918
	Millea Holdings, Inc.	220,300	5,810
	Nomura Holdings Inc.	959,400	5,790
	Shin-Etsu
	Chemical Co., Ltd.	117,600	5,716
	KDDI Corp.	1,228	5,522
	Kyocera Corp.	69,500	5,398
	Kansai Electric
	Power Co., Inc.	263,600	5,368
	Mitsui & Co., Ltd.	499,000	5,293
	Mitsubishi Estate Co., Ltd.	376,000	4,915
	Fanuc Co., Ltd.	65,800	4,748
	Chubu Electric Power Co.	214,400	4,714
	Japan Tobacco, Inc.	1,831	4,600
	Komatsu Ltd.	367,900	4,590
	JFE Holdings, Inc.	167,500	4,575

23

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Astellas Pharma Inc.	138,000	4,487
	Nissan Motor Co., Ltd.	824,700	4,304
	Mitsui Sumitomo Insurance
	Group Holdings, Inc.	153,800	4,196
	Mitsui Fudosan Co., Ltd.	322,000	4,052
	Mitsubishi Heavy
	Industries Ltd.	1,232,000	4,033
	Denso Corp.	161,400	3,815
	Kao Corp.	201,000	3,759
	Central Japan Railway Co.	620	3,675
	Fuji Photo Film Co., Ltd.	140,900	3,625
	Daiichi Sankyo Co., Ltd.	201,300	3,366
	Bridgestone Corp.	222,700	3,320
	Murata
	Manufacturing Co., Ltd.	81,900	3,319
^	Sharp Corp.	305,000	3,212
	Hitachi Ltd.	914,000	3,194
	Mitsubishi Electric Corp.	588,000	3,132
	Softbank Corp.	197,500	3,124
	Sumitomo Metal
	Industries Ltd.	1,310,000	3,069
^	Toshiba Corp.	882,000	3,027
	Sumitomo Corp.	345,300	3,006
	Kirin Brewery Co., Ltd.	273,000	3,004
	Tokyo Gas Co., Ltd.	761,000	2,885
	Tohoku Electric Power Co.	138,200	2,882
	Daiwa Securities Group Inc.	539,000	2,824
	Suzuki Motor Corp.	148,200	2,795
	Kyushu Electric
	Power Co., Inc.	130,400	2,691
	Rohm Co., Ltd.	43,700	2,680
	Keyence Corp.	15,110	2,668
	Ricoh Co.	204,000	2,522
	Tokyo Electron Ltd.	54,600	2,497
	Fujitsu Ltd.	570,000	2,442
	Hankyu Corp.	518,000	2,421
	Secom Co., Ltd.	64,300	2,375
	Itochu Corp.	441,000	2,365
	Sumitomo Metal
	Mining Co.	211,000	2,356
*,^	Mitsubishi Motors Corp.	1,516,000	2,323
^	Resona Holdings Inc.	168,000	2,257
	Terumo Corp.	59,200	2,240
	Sumitomo Trust &
	Banking Co., Ltd.	535,000	2,239
	Daikin Industries Ltd.	81,900	2,203
	Chugoku Electric
	Power Co., Ltd.	109,200	2,200
	Eisai Co., Ltd.	81,900	2,198
	T & D Holdings, Inc.	72,700	2,174
	Sumitomo Electric
	Industries Ltd.	217,800	2,122
	Nippon Oil Corp.	406,000	2,113
	Sumitomo Chemical Co.	535,000	2,106

			Market
			Value•
		Shares	($000)
	Fast Retailing Co., Ltd.	19,600	2,060
^	Kintetsu Corp.	472,000	2,052
	Sumitomo Realty &
	Development Co.	171,000	2,051
	Dai-Nippon
	Printing Co., Ltd.	192,000	2,032
	Hoya Corp.	117,000	2,030
	Shiseido Co., Ltd.	113,000	1,984
	Asahi Glass Co., Ltd.	328,000	1,960
	Marubeni Corp.	536,000	1,948
	SMC Corp.	19,800	1,942
	Osaka Gas Co., Ltd.	608,000	1,927
	Mitsui OSK Lines Ltd.	330,000	1,886
	Yamada Denki Co., Ltd.	40,140	1,849
	Shikoku Electric Power	67,000	1,837
	NEC Corp.	546,000	1,815
	Electric Power
	Development Co., Ltd.	61,400	1,791
	Shizuoka Bank Ltd.	194,000	1,748
	West Japan Railway Co.	564	1,730
	Aeon Co., Ltd.	217,800	1,705
^	Odakyu Electric Railway Co.	207,000	1,686
^	Yahoo Japan Corp.	6,741	1,683
	Shionogi & Co., Ltd.	97,000	1,669
	Inpex Holdings, Inc.	260	1,655
	Taisho Pharmaceutical Co.	90,000	1,647
	Toray Industries, Inc.	373,000	1,646
	Hokuriku Electric
	Power Co.	72,700	1,642
	Asahi Breweries Ltd.	128,800	1,616
	TDK Corp.	35,400	1,614
	Mitsubishi Chemical
	Holdings Corp.	423,500	1,613
	Daiwa House
	Industry Co., Ltd.	183,000	1,598
	Sompo Japan
	Insurance Inc.	264,000	1,591
	Sekisui House Ltd.	182,000	1,571
	Bank of Yokohama Ltd.	367,000	1,556
	Ibiden Co., Ltd.	53,200	1,556
	Orix Corp.	32,840	1,538
	Asahi Kasei Corp.	376,000	1,512
	Chugai
	Pharmaceutical Co., Ltd.	79,200	1,471
	Toppan Printing Co., Ltd.	194,000	1,470
	Toyoda Automatic Loom
	Works Ltd.	54,600	1,455
	Kobe Steel Ltd.	876,000	1,440
	Ajinomoto Co., Inc.	196,000	1,439
	Tokyu Corp.	336,000	1,433
	Kubota Corp.	237,000	1,424
	Nikon Corp.	107,000	1,418
	Yakult Honsha Co., Ltd.	81,900	1,410
	NGK Insulators Ltd.	91,000	1,396

24

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Daito Trust
	Construction Co., Ltd.	33,100	1,380
	Yamato Holdings Co., Ltd.	123,000	1,371
	Ono
	Pharmaceutical Co., Ltd.	32,200	1,366
	Mitsui Trust Holding Inc.	414,000	1,361
	Toyo Seikan Kaisha Ltd.	81,900	1,356
	Nippon Yusen Kabushiki
	Kaisha Co.	327,000	1,339
	Omron Corp.	88,900	1,329
	JS Group Corp.	109,100	1,328
	JTEKT Corp.	136,400	1,316
	OJI Paper Co., Ltd.	296,000	1,274
	Tobu Railway Co., Ltd.	244,000	1,273
	Nitto Denko Corp.	54,600	1,272
^	Olympus Corp.	77,000	1,262
	Konica Minolta
	Holdings, Inc.	150,000	1,239
	Benesse Corp.	31,500	1,205
	Nidec Corp.	21,400	1,189
	Nipponkoa
	Insurance Co., Ltd.	219,000	1,187
	Chiba Bank Ltd.	239,000	1,185
	Kuraray Co., Ltd.	136,500	1,174
	Japan Steel Works Ltd.	105,000	1,137
	Hirose Electric Co., Ltd.	10,900	1,135
	Nippon Mining
	Holdings Inc.	249,500	1,133
	Aisin Seiki Co., Ltd.	54,600	1,121
	Trend Micro Inc.	36,500	1,111
	NTT Data Corp.	422	1,109
	Joyo Bank Ltd.	240,000	1,109
	Fuji Heavy Industries Ltd.	273,000	1,099
	Keihin Electric Express
	Railway Co., Ltd.	142,000	1,090
	IHI Corp.	714,000	1,085
	Hokkaido Electric
	Power Co., Ltd.	57,900	1,065
	Lawson Inc.	27,300	1,062
	Nomura Research
	Institute, Ltd.	58,600	1,042
^	Nippon Paper Group, Inc.	36,600	1,039
	Shimizu Corp.	216,000	1,035
	Nippon Express Co., Ltd.	287,000	1,024
	Keio Electric
	Railway Co., Ltd.	178,000	1,011
	Sony Financial
	Holdings, Inc.	320	1,007
	TonenGeneral Sekiyu K.K.	105,000	999
	JSR Corp.	81,900	998
	Mitsubishi Materials Corp.	343,000	993
	Fukuoka Financial
	Group, Inc.	316,000	974
	Toyota Tsusho Corp.	81,800	966

			Market
			Value•
		Shares	($000)
	Shinsei Bank, Ltd.	735,000	961
	Kawasaki Heavy
	Industries Ltd.	444,000	952
	Yamaha Corp.	81,900	936
	Nissin Food
	Products Co., Ltd.	34,300	932
^	Dentsu Inc.	50,200	931
	Ohbayashi Corp.	187,000	918
	Aioi Insurance Co., Ltd.	209,000	917
	Credit Saison Co., Ltd.	81,300	913
	Isuzu Motors Ltd.	546,000	911
	Kurita Water Industries Ltd.	37,200	906
	Uni-Charm Corp.	13,000	905
	The Iyo Bank, Ltd.	90,000	898
	Makita Corp.	38,600	891
	The Hachijuni Bank Ltd.	151,000	890
^	All Nippon
	Airways Co., Ltd.	242,000	884
	JGC Corp.	67,000	879
	Sankyo Co., Ltd.	17,300	878
^	Isetan Mitsukoshi
	Holdings Ltd.	103,940	874
	Kajima Corp.	300,000	865
	Advantest Corp.	54,600	864
^	Keihan Electric
	Railway Co., Ltd.	212,000	858
^	Oriental Land Co., Ltd.	13,200	832
	The Chugoku Bank, Ltd.	66,000	831
*	Sanyo Electric Co., Ltd.	502,000	831
	Shimano, Inc.	27,600	817
	Showa Denko K.K.	526,000	792
	Brother Industries Ltd.	95,900	779
	Kyowa Hakko Kogyo Co.	88,000	778
	Sumco Corp.	52,900	777
	Seiko Epson Corp.	54,600	771
	Bank of Kyoto Ltd.	95,000	763
	Nagoya Railroad Co., Ltd.	252,000	762
	Nippon Electric
	Glass Co., Ltd.	92,500	753
	Sekisui Chemical Co.	141,000	740
	Sojitz Holdings Corp.	475,100	736
	Nippon Sanso Corp.	105,000	735
	Nippon Sheet
	Glass Co., Ltd.	257,000	728
	Stanley Electric Co.	50,900	723
	SBI Holdings, Inc.	6,000	717
	Amada Co., Ltd.	115,000	712
	FamilyMart Co., Ltd.	25,300	696
	Namco Bandai
	Holdings Inc.	69,200	689
	Toho Gas Co., Ltd.	161,000	685
	Nippon Meat Packers, Inc.	66,000	680
	Hokuhoku Financial
	Group, Inc.	382,000	674

25

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Toho Co., Ltd.	50,900	672
	Nisshin Seifun Group Inc.	65,000	669
	Yamaguchi Financial
	Group, Inc.	69,000	667
	THK Co., Inc.	47,600	660
	Mediceo Paltac
	Holdings Co., Ltd.	65,200	660
	Teijin Ltd.	255,000	654
	Sumitomo Heavy
	Industries Ltd.	157,000	653
	The Hiroshima Bank, Ltd.	172,000	652
	NSK Ltd.	144,000	641
	J. Front Retailing Co., Ltd.	155,400	638
	Santen
	Pharmaceutical Co., Ltd.	22,600	638
	Matsushita Electric
	Works, Ltd.	78,000	635
	Mazda Motor Corp.	254,000	633
	Japan Petroleum
	Exploration Co., Ltd.	16,000	632
	Cosmo Oil Co., Ltd.	221,000	628
	Kawasaki Kisen Kaisha Ltd.	166,000	625
	Taisei Corp.	287,000	624
	Gunma Bank Ltd.	124,000	618
*,^	Japan Airlines System Co.	316,000	617
*	MEIJI Holdings Co., Ltd.	20,045	612
	Casio Computer Co.	79,100	606
	The Suruga Bank, Ltd.	69,000	592
	Mitsui Chemicals, Inc.	198,000	591
	Minebea Co., Ltd.	152,000	589
	Mitsubishi Gas
	Chemical Co.	126,000	589
	Toyo Suisan Kaisha, Ltd.	30,000	587
	Konami Corp.	39,200	582
	Yamaha Motor Co., Ltd.	54,600	577
	Kinden Corp.	69,000	576
	Mizuho Trust &
	Banking Co., Ltd.	542,000	563
	Nitori Co., Ltd.	9,950	560
	The Nanto Bank, Ltd.	108,000	558
	Citizen Watch Co., Ltd.	121,500	556
	Tanabe Seiyaku Co., Ltd.	58,000	554
	Daihatsu Motor Co., Ltd.	61,000	551
	Furukawa Electric Co.	183,000	548
	Hitachi Chemical Co., Ltd.	40,600	545
	Mabuchi Motor Co.	12,000	544
^	Promise Co., Ltd.	40,950	541
	Takashimaya Co.	86,000	537
	Nisshinbo Industries, Inc.	50,000	527
	Idemitsu Kosan Co. Ltd.	7,100	524
	NOK Corp.	44,700	520
	Nisshin Steel Co.	269,000	519
	Sagami Railway	126,000	513
	Ube Industries Ltd.	268,000	505

			Market
			Value•
		Shares	($000)
	Shinko Securities Co., Ltd.	215,000	501
	Nissan Chemical
	Industries, Ltd.	60,000	500
	Mitsui Engineering &
	Shipbuilding Co., Ltd.	244,000	500
^	Acom Co., Ltd.	20,670	496
	Fujikura Ltd.	142,000	490
	77 Bank Ltd.	95,000	487
	Marui Co., Ltd.	87,500	484
	Shimadzu Corp.	79,000	483
	Tsumura & Co.	17,500	479
	Dowa Mining Co., Ltd.	120,000	477
	Mitsumi Electric Co., Ltd.	28,400	472
	Maruichi Steel Tube Ltd.	23,300	471
	Wacoal Corp.	38,000	471
	Tokyo Steel
	Manufacturing Co.	45,900	470
	Kikkoman Corp.	52,000	463
	Hisamitsu
	Pharmaceutical Co. Inc.	16,400	463
	Hakuhodo DY Holdings Inc.	10,070	462
	Rinnai Corp.	13,200	460
^	Toto Ltd.	92,000	459
^	DeNA Co., Ltd.	126	452
	Taiheiyo Cement Corp.	257,000	451
	Shimamura Co., Ltd.	6,500	450
	Yokogawa Electric Corp.	86,600	447
	The Nishi-Nippon
	City Bank, Ltd.	221,000	446
	Hamamatsu Photonics Co.	21,700	438
	Kamigumi Co., Ltd.	68,000	437
	Dai Nippon
	Pharmaceutical Co., Ltd.	55,000	437
	Ushio Inc.	33,600	436
	Sega Sammy Holdings Inc.	47,700	432
	Tokyu Land Corp.	129,000	432
	Yamato Kogyo Co., Ltd.	19,000	432
	Tokuyama Corp.	72,000	429
	Alfresa Holdings Corp.	11,000	427
	Leopalace21 Corp.	57,300	420
	Mitsubishi Logistics Corp.	44,000	420
	AEON Mall Co., Ltd.	31,300	410
	NTN Corp.	123,000	410
	Chiyoda Corp.	68,000	409
^	Hitachi Construction
	Machinery Co.	29,900	409
	Sapporo Holdings Ltd.	98,000	408
	The Hyakujushi Bank Ltd.	89,000	408
*,^	Elpida Memory Inc.	37,800	405
^	Hitachi Metals Ltd.	51,000	402
	NTT Urban
	Development Corp.	489	396
	Q.P. Corp.	40,600	396
	Denki Kagaku Kogyo K.K.	178,000	395

26

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Keisei Electric
	Railway Co., Ltd.	83,000	395
	Yamazaki Baking Co., Ltd.	38,000	389
	Air Water Inc.	47,000	388
	Yokohama Rubber Co.	89,000	388
	NGK Spark Plug Co.	40,000	386
	Nishi-Nippon
	Railroad Co., Ltd.	105,000	384
	USS Co., Ltd.	8,440	382
^	Kansai Paint Co., Ltd.	71,000	379
	Mitsui Mining &
	Smelting Co., Ltd.	189,000	374
	Daido Steel Co., Ltd.	112,000	373
	The Shiga Bank, Ltd.	69,000	372
	Ryohin Keikaku Co., Ltd.	9,700	371
	Daicel Chemical
	Industries Ltd.	88,000	370
	The Daishi Bank, Ltd.	98,000	369
	The Kagoshima Bank, Ltd.	55,000	369
	Susuken Co., Ltd.	14,900	368
	Uny Co., Ltd.	50,000	367
	Aozora Bank, Ltd.	287,000	364
	Mitsubishi UFJ Lease &
	Finance Company Ltd.	15,480	358
	Toyoda Gosei Co., Ltd.	18,100	356
	The Awa Bank, Ltd.	63,000	355
	Ezaki Glico Co., Ltd.	38,000	355
	Dai-Nippon Ink &
	Chemicals, Inc.	216,000	353
	Lion Corp.	77,000	352
	The San-in Godo Bank, Ltd.	45,000	349
	Kaneka Corp.	60,000	348
	CSK Corp.	65,700	347
	Ogaki Kyoritsu Bank, Ltd.	78,000	344
	The Hyakugo Bank Ltd.	68,000	344
^	Nissha Printing Co., Ltd.	11,700	341
	Sumitomo Osaka
	Cement Co., Ltd.	151,000	339
	Higo Bank Ltd.	62,000	339
^	Nomura Real Estate
	Holdings Inc.	20,600	337
	Fuji Electric
	Holdings Co., Ltd.	193,000	332
	Yamatake Corp.	19,800	332
	Showa Shell Sekiyu K.K.	37,400	329
	Komeri Co., Ltd.	15,600	329
	Tosoh Corp.	143,000	328
	Toyota Boshoku Corp.	25,900	328
	Asics Corp.	50,000	325
	The Juroku Bank, Ltd.	96,000	325
	Taiyo Yuden Co., Ltd.	42,000	323
^	Pacific Metals Co., Ltd.	50,000	321
	Rengo Co., Ltd.	64,000	320
	Oracle Corp. Japan	9,000	318

			Market
			Value•
		Shares	($000)
	Coca-Cola West
	Japan Co., Ltd.	19,200	316
	Canon Sales Co. Inc.	26,100	316
	Sumitomo Rubber
	Industries Ltd.	45,300	312
	Sumitomo Forestry Co.	46,000	312
	The Hokkoku Bank, Ltd.	92,000	312
	Shimachu Co.	17,800	311
	Mitsubishi Rayon Co., Ltd.	149,000	310
	Aeon Credit
	Service Co. Ltd.	27,100	309
	Don Quijote Co., Ltd.	20,300	308
	Mochida Pharmaceutical	33,000	306
	Capcom Co., Ltd.	17,500	305
	Nichirei Corp.	87,000	304
	Yaskawa Electric Corp.	65,000	302
	Haseko Corp.	478,000	301
	Sapporo Hokuyo
	Holdings, Inc.	104,200	301
^	Ebara Corp.	110,000	298
	NHK Spring Co.	64,000	296
	Seino
	Transportation Co., Ltd.	54,000	294
^	Ito En, Ltd.	23,600	289
	Toyobo Ltd.	182,000	285
	Nippon Shokubai Co., Ltd.	46,000	282
	JAFCO Co., Ltd.	12,500	279
	Takara Holdings Inc.	57,000	279
	Sumitomo Bakelite Co. Ltd.	70,000	278
	Autobacs Seven Co., Ltd.	10,100	276
	Toda Corp.	84,000	275
	Onward
	Kashiyama Co., Ltd.	45,000	272
	IT Holdings Corp.	22,400	272
	Hitachi Koki Co.	31,800	272
	Square Enix Co., Ltd.	14,800	266
	Hankyu
	Department Stores, Inc.	42,000	266
	Matsui Securities Co., Ltd.	37,400	265
	House Foods
	Industry Corp.	19,200	261
	Tokai Carbon Co., Ltd.	58,000	260
	Alps Electric Co., Ltd.	47,900	256
	Koito
	Manufacturing Co., Ltd.	28,000	255
	Tokyo Tatemono Co., Ltd.	75,000	255
	Nippon Paint Co., Ltd.	69,000	254
	The Musashino Bank, Ltd.	9,200	253
	Nippon Kayaku Co., Ltd.	47,000	253
	Aoyama Trading Co., Ltd.	17,600	253
	Kokuyo Co., Ltd.	33,600	248
	Matsumotokiyoshi
	Holdings Co., Ltd.	14,200	247
	IZUMI Co., Ltd.	21,300	245

27

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Mori Seiki Co.	25,000	241
	Kobayashi
	Pharmaceutical Co., Ltd.	7,300	237
	Obic Co., Ltd.	1,720	233
	Dowa Fire &
	Marine Insurance Co.	54,000	233
	Shinko Electric
	Industries Co., Ltd.	23,500	232
	The Bank of Nagoya, Ltd.	54,000	228
	Hino Motors, Ltd.	79,000	227
	Tokyo Broadcasting
	System Holdings, Inc.	16,000	225
	Kansai Urban
	Banking Corp.	107,000	219
	Shima Seiki
	Manufacturing, Ltd.	9,900	215
	Circle K Sunkus Co., Ltd.	15,200	213
	Itochu
	Techno-Science Corp.	9,300	211
	MISUMI Group Inc.	15,600	211
^	ULVAC, Inc.	11,100	207
	Gunze Ltd.	63,000	205
	Asatsu-DK Inc.	11,700	202
	Hitachi
	High-Technologies Corp.	14,300	200
	Tokyo Style Co.	27,000	199
	Okuma Corp.	45,000	198
	ABC-Mart Inc.	9,500	195
	ZEON Corp.	63,000	193
	Kose Corp.	9,400	189
	The Keiyo Bank, Ltd.	50,000	186
	Kandenko Co., Ltd.	29,000	185
	Fuji Television Network, Inc.	163	182
	Lintec Corp.	13,200	182
^	Pioneer Corp.	56,300	180
*	Oki Electric
	Industry Co. Ltd.	192,000	180
	Heiwa Corp.	20,000	178
^	DISCO Corp.	5,900	178
	Sysmex Corp.	5,800	175
	Tokai Rika Co., Ltd.	13,300	175
	Dai-Nippon Screen
	Manufacturing Co., Ltd.	79,000	174
	Nabtesco Corp.	21,000	171
	Nippon Television
	Network Corp.	1,770	170
	Otsuka Corp.	4,500	167
	Takata Corp.	14,300	166
	Nipro Corp.	11,000	160
	Sohgo Security
	Services Co. , Ltd.	17,500	158
^	Osaka Titanium
	Technologies Co.	5,100	154
	Fukuyama
	Transporting Co., Ltd.	39,000	151

			Market
			Value•
		Shares	($000)
^	Toho Titanium Co., Ltd.	10,500	150
^	Takefuji Corp.	27,840	150
	Hitachi Cable Ltd.	53,000	149
	Toshiba TEC Corp.	41,000	145
	Hitachi Capital Corp.	12,900	142
	kabu.com
	Securities Co., Ltd.	135	140
	Okasan Holdings, inc.	36,000	135
	Toyota Auto Body Co., Ltd.	8,100	130
	Toppan Forms Co., Ltd.	11,900	128
	PanaHome Corp.	23,000	127
	Monex Beans
	Holdings, Inc.	413	127
	Hikari Tsushin, Inc.	6,100	125
	Mizuho Investors
	Securities Co., Ltd.	130,000	124
*	NEC Electronics Corp.	11,400	120
^	Sumitomo Real Estate
	Sales Co., Ltd.	3,260	120
	Hitachi Maxwell	12,300	119
	Sumisho Computer
	Systems Corp.	9,600	112
	TV Asahi Corp.	86	109
	Funai Electric Co., Ltd.	3,800	108
	Tokai Rubber
	Industries, Ltd.	12,300	108
*	Tecmo Koei
	Holdings Co., Ltd.	14,400	98
	Hitachi Software
	Engineering Co., Ltd.	7,600	94
	Sky Perfect JSAT Corp.	248	90
	Nidec Sankyo Corp.	23,000	87
	Aiful Corp.	7,100	14
	NS Solutions Corp.	200	2
	Fuji Fire & Marine
	Insurance Co., Ltd.	2,000	2
	Calsonic Kansei Corp.	1,000	2
	SFCG Co., Ltd.	140	—
			647,034
Luxembourg (0.0%)
	RTL Group	5,213	216

Malaysia (0.8%)
	Public Bank Bhd.	1,316,508	3,172
	Malayan Banking Bhd.	2,553,496	3,099
	Sime Darby Bhd.	1,642,594	3,033
	Bumiputra-Commerce
	Holdings Bhd.	1,314,600	2,960
	IOI Corp. Bhd.	1,678,955	2,012
	Malaysia International
	Shipping Corp., Bhd.
	(Foreign)	548,600	1,360
	Genting Bhd.	1,033,900	1,351
	Tenaga Nasional Bhd.	396,100	814

28

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Resorts World Bhd.	1,059,600	717
	AMMB Holdings Bhd.	785,300	689
	Digi.com Bhd.	109,634	686
	British American
	Tobacco Bhd.	53,500	668
	Kuala Lumpur Kepong Bhd.	199,000	646
	PPB Group Bhd.	215,900	641
	PLUS Expressways Bhd.	692,000	641
*	Axiata Group Bhd.	964,100	594
	YTL Corp., Bhd.	293,400	584
	Petronas Gas Bhd.	221,100	583
	YTL Power
	International Bhd.	954,302	554
	IJM Corp. Bhd.	378,400	529
	Gamuda Bhd.	752,100	504
	Berjaya Sports Toto Bhd.	351,200	484
	UMW Holdings
	Malaysia Bhd.	297,800	476
	Telekom Malaysia Bhd.	414,600	444
	SP Setia Bhd.	350,050	347
	Tanjong Public Ltd. Co.	69,300	273
	Malaysia Mining Corp., Bhd.	528,000	259
	Parkson Holdings, Bhd.	219,800	256
	Hong Leong Bank Bhd.	150,800	243
	Alliance Financial
	Group Bhd.	417,200	240
	Petronas Dagangan Bhd.	96,800	215
	Lafarge Malayan
	Cement Bhd.	169,310	214
	Astro All Asia Networks
	PLC	265,000	190
	RHB Capital Bhd.	157,400	182
	Proton Holdings Bhd.	159,000	132
	Puncak Niaga Holdings Bhd.	133,700	111
	EON Capital Bhd.	68,600	69
			29,972
Mexico (1.0%)
	America Movil SA de CV	7,693,642	12,605
	Wal-Mart de Mexico SA	1,246,400	3,399
	Telefonos de Mexico SA	3,612,543	2,889
	Grupo Televisa SA CPO	899,000	2,784
	Fomento Economico
	Mexicano UBD	792,900	2,240
	Grupo Mexico SA de CV	2,843,048	2,234
	Cemex SAB de CV ADR	268,154	2,006
	Telmex Internacional SAB
	de CV	3,633,958	1,890
*	Carso Global Telecom SAB
	de CV	385,800	1,377
	Grupo Financerio Banorte
	SA de CV	735,100	1,155
	Grupo Elektra SA de CV	25,400	1,071
*	Grupo Modelo SA	327,600	950

			Market
			Value•
		Shares	($000)
	Grupo Financiero Inbursa,
	SA de CV	352,000	950
	Grupo Carso SA de CV
	Series A1	251,000	652
	Industrias Penoles, SA
	de CV	57,079	622
	Kimberly Clark de Mexico
	SA de CV Series A	156,355	565
	Grupo Bimbo SA	122,007	552
*	Corporacion GEO, SA
	de CV	337,349	442
	Grupo Aeroportuario del
	Pacifico SA	175,295	356
*	Desarrolladora Homex SA
	de CV	96,397	302
*	Impulsora del Desarrollo y
	el Empleo en America
	Latina, SA de CV	318,500	257
	Cemex SA CPO	284,900	211
*	Empresas ICA SA de CV	108,853	198
	Mexichem SA de CV	218,170	194
*	Organzacion Soriana S.A.B.
	de C.V.	108,900	193
*	Carso Infraestructura y
	Construccion, SA	316,100	161
	Alfa SA de CV Series A	91,970	160
*	URBI Desarrollos Urbanos
	SA de CV	146,900	159
	Grupo Continental SA	61,000	108
	Grupo Aeroportuario del
	Pacifico SA ADR	64	1
			40,683
Netherlands (1.6%)
	Unilever NV	571,460	11,308
	Koninklijke KPN NV	629,447	7,568
	ING Groep NV	771,523	7,033
	Koninklijke (Royal) Philips
	Electronics NV	360,380	6,502
	Koninklijke Ahold NV	444,039	4,865
	Akzo Nobel NV	94,721	3,961
	ASML Holding NV	157,969	3,315
	Aegon NV	572,287	2,878
	Heineken NV	89,455	2,658
	Reed Elsevier NV	240,123	2,638
	TNT NV	137,131	2,527
	Koninklijke DSM NV	68,564	2,126
	Wolters Kluwer NV	104,149	1,714
	Heineken Holding NV	47,488	1,121
	Corio NV	24,833	1,102
	Randstad Holding NV	45,795	1,051
	Fugro NV	27,973	1,002
	SBM Offshore NV	54,870	884
	SNS REAAL	43,348	244
			64,497

29

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
New Zealand (0.1%)
	Telecom Corp. of
	New Zealand Ltd.	670,511	1,072
	Fletcher Building Ltd.	209,502	792
	Auckland International
	Airport Ltd.	398,559	374
	Contact Energy Ltd.	109,970	354
	Fisher & Paykel
	Healthcare Corp. Ltd.	176,358	303
	Sky City Entertainment
	Group Ltd.	184,725	286
	The Warehouse Group Ltd.	72,339	147
	Sky Network Television Ltd.	62,341	144
	Kiwi Income Property Trust	263,141	138
	Air New Zealand Ltd.	205,295	122
	Vector Ltd.	86,898	106
			3,838
Norway (0.6%)
	StatoilHydro ASA	471,076	8,780
^	Orkla ASA	375,450	2,688
	DnB NOR ASA	363,486	2,262
^	Yara International ASA	81,900	2,195
	Telenor ASA	307,900	1,915
	Norsk Hydro ASA	330,102	1,456
^	Seadrill Ltd.	109,200	1,165
	Storebrand ASA	164,800	598
	Aker Solutions ASA	70,440	426
*,^	Renewable Energy Corp.
	AS	43,717	395
			21,880
Peru (0.1%)
	Compania de Minas
	Buenaventura SA ADR	76,986	1,629
	Credicorp Ltd.	11,761	590
	Volcan Compania Minera
	SA	490,319	341
	Sociedad Minera Cerro
	Verde SA	11,744	188
			2,748
Philippines (0.1%)
	Philippine Long Distance
	Telephone Co.	15,130	687
	Bank of Philippine Islands	555,400	452
	SM Investments Corp.	89,170	448
	Ayala Corp.	74,280	339
	Manila Electric Co.	175,700	332
	SM Prime Holdings, Inc.	1,876,899	325
	Banco De Oro	489,200	303
	Ayala Land, Inc.	1,897,800	251
	Petron Corp.	1,973,650	224
	Globe Telecom, Inc.	12,000	203

			Market
			Value•
		Shares	($000)
	Jollibee Foods Corp.	187,000	177
	Metropolitan Bank &
	Trust Co.	196,000	121
			3,862
Poland (0.2%)
	Powszechna Kasa
	Oszczednosci Bank Polski
	SA	189,018	1,503
	Bank Polska Kasa Opieki
	Grupa Pekao SA	37,768	1,353
	Telekomunikacja Polska SA	245,001	1,287
	Polski Koncern Naftowy SA	121,787	958
	KGHM Polska Miedz SA	46,448	814
	Polish Oil & Gas	429,443	491
	Bank Zachodni WBK SA	9,234	243
	TVN SA	80,791	232
*	Globe Trade Centre SA	40,044	213
	Bank Handlowy W
	Warszawie	10,960	170
*	Getin Holding SA	103,666	160
*	Bank Rozwoju Eksportu SA	2,716	121
	BIG Bank Gdanski SA	58,517	46
			7,591
Portugal (0.3%)
	Electricidade de Portugal
	SA	1,001,360	3,642
	Portugal Telecom SGPS SA	326,333	2,488
	Banco Comercial Portugues
	SA	1,340,004	1,251
	Galp Energia, SGPS, SA
	B shares	90,155	1,196
	Brisa-Auto Estradas de
	Portugal SA	160,140	1,091
	Banco Espirito Santo SA	122,276	598
	Zon Multimedia Servicos
	de Telecomunicacoes e
	Multimedia SGPS SA	107,470	588
	Cimpor-Cimento de
	Portugal SA	84,104	502
	Banco BPI SA	131,530	311
			11,667
Russia (1.2%)
	OAO Gazprom-Sponsored
	ADR (London Line)	864,413	15,166
	LUKOIL Sponsored ADR	228,925	10,046
	Surgutneftegaz OJSC ADR	631,362	4,446
	Rosneft Oil Co. GDR	741,042	3,823
	Tatneft GDR	42,171	2,604
	Sberbank	2,781,785	2,305
	MMC Norilsk Nickel ADR	273,041	2,243
	Mobile TeleSystems ADR	67,094	2,223
	Polyus Gold ADR	77,302	1,708

30

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Rostelecom ADR	29,762	1,629
	Sistema JSFC GDR	63,585	543
	VTB Bank OJSC GDR	235,835	425
*	Mosenergo	6,434,230	315
	Gazprom Neft	105,227	282
*	Wimm-Bill-Dann Foods
	ADR	5,543	248
	Cherepovets MK Severstal
	GDR	60,730	233
	OAO Transneft	470	193
*	VTB Bank OJSC	81,731,479	78
*	Aeroflot	59,706	61
*	Irkutskenergo	157,578	35
	Uralsvyazinform JSC	2,893,949	31
*	Sibirtelecom	1,076,200	15
*,1	Yenisei Territorial
	Generating Sponsored
	GDR	5,021	3
			48,655
Singapore (1.0%)
	Singapore
	Telecommunications Ltd.	2,934,000	5,041
	DBS Group Holdings Ltd.	656,000	4,170
	Oversea-Chinese Banking
	Corp., Ltd.	830,000	3,271
	United Overseas Bank Ltd.	423,000	3,260
	Capitaland Ltd.	1,502,500	2,772
	Singapore Airlines Ltd.	270,670	1,947
	Jardine Matheson
	Holdings Ltd.	86,000	1,946
	Keppel Corp., Ltd.	423,000	1,689
	Singapore Exchange Ltd.	381,000	1,598
	Hongkong Land
	Holdings Ltd.	600,000	1,482
	Singapore Press
	Holdings Ltd.	572,000	1,118
	CapitaMall Trust	1,215,800	1,017
	Wilmar International Ltd.	421,679	1,008
	City Developments Ltd.	231,000	1,000
	Singapore Technologies
	Engineering Ltd.	518,151	894
	Fraser & Neave Ltd.	493,000	867
	ComfortDelGro Corp. Ltd.	747,000	712
	Golden
	Agri-Resources Ltd.	2,505,360	618
	Sembcorp Industries Ltd.	308,000	563
	Olam International Ltd.	443,000	522
	Jardine Cycle N
	Carriage Ltd.	50,000	478
	SembCorp Marine Ltd.	284,600	401
	Venture Corp. Ltd.	95,000	380
	United Overseas Land Ltd.	224,000	334
	StarHub Ltd.	236,840	292

			Market
			Value•
		Shares	($000)
	Noble Group Ltd.	335,400	291
	SMRT Corp. Ltd.	262,000	273
	Singapore Post Ltd.	489,000	251
	Parkway Holdings Ltd.	302,266	244
	CapitaCommercial Trust	393,000	225
	Cosco Corp. Singapore Ltd.	325,000	222
	Yanlord Land Group Ltd.	203,000	195
	Neptune Orient Lines Ltd.	209,000	182
*	Chartered Semiconductor
	Manufacturing Ltd.	1,535,500	170
	Wing Tai Holdings Ltd.	268,000	158
	Keppel Land Ltd.	136,000	157
	Haw Par Brothers
	International Ltd.	58,000	148
	Singapore Land Ltd.	62,000	145
	Wheelock Properties
	(Singapore), Ltd.	168,000	124
	SIA Engineering Co., Ltd.	87,000	115
	People’s Food
	Holdings Ltd.	327,000	109
	MobileOne Ltd.	59,900	59
	Guocoland Ltd.	31,000	24
	Allgreen Properties Ltd.	19,000	7
*	STATS ChipPAC Ltd.	22,000	6
	Hotel Properties Ltd.	3,000	2
	Cerebos Pacific Ltd.	1,000	2
	Pacific Century Regional
	Developments Ltd.	4,000	1
			40,490
South Africa (1.8%)
	MTN Group Ltd.	683,539	8,875
	Sasol Ltd.	236,818	7,131
	Standard Bank Group Ltd.	558,375	5,395
	Impala Platinum
	Holdings Ltd.	230,360	4,402
	AngloGold Ltd.	128,679	3,953
	Naspers Ltd.	164,949	3,361
	Gold Fields Ltd.	235,311	2,448
	FirstRand Ltd.	1,528,394	2,335
	Anglo Platinum Ltd.	35,125	1,879
	Sanlan Ltd.	821,825	1,534
*	Harmony Gold
	Mining Co., Ltd.	150,650	1,402
	ABSA Group Ltd.	119,632	1,380
	Remgro Ltd.	156,140	1,329
	Bidvest Group Ltd.	123,935	1,310
	Telkom South Africa Ltd.	96,756	1,219
	Shoprite Holdings Ltd.	201,830	1,209
	Nedbank Group Ltd.	98,280	1,002
	Tiger Brands Ltd.	63,500	986
	African Bank
	Investments Ltd.	308,455	977
	Growthpoint Properties Ltd.	496,046	825

31

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	RMB Holdings Ltd.	311,955	818
	Pretoria Portland
	Cement Co. Ltd.	203,444	781
	ArcelorMittal
	South Africa, Ltd.	76,858	716
	Murray &
	Roberts Holdings Ltd.	125,998	703
	Steinhoff International
	Holdings Ltd.	585,186	701
	Truworths International Ltd.	175,145	699
	Kumba Iron Ore Ltd.	36,370	694
*	Aspen Pharmacare
	Holdings Ltd.	132,217	671
	Massmart Holdings Ltd.	73,553	635
	Network Healthcare
	Holdings Ltd.	507,300	556
	Aveng Ltd.	139,221	532
	Imperial Holdings Ltd.	80,300	514
	Sappi Ltd.	180,082	481
	Foschini Ltd.	87,161	461
	African Rainbow
	Minerals Ltd.	33,884	458
	Woolworths Holdings Ltd.	313,622	442
	Investec Ltd.	87,862	416
	Sun International Ltd.	40,808	387
	Spar Group Ltd.	61,627	385
	Barloworld Ltd.	86,754	367
	Reunert Ltd.	73,892	365
	New Clicks Holdings Ltd.	175,309	338
	Discovery Holdings, Ltd.	114,230	331
	Nampak Ltd.	207,123	307
	Pick’n Pay Stores Ltd.	83,800	301
*	Adcock Ingram
	Holdings Ltd.	58,959	291
	Medi-Clinic Corp., Ltd.	114,716	277
	Fountainhead
	Property Trust	389,700	269
	AVI Ltd.	134,500	261
	Wilson Bayly
	Holmes-Ovcon Ltd.	21,492	252
	AECI Ltd.	41,940	240
	Mr. Price Group Ltd.	78,487	240
	Metropolitan Holdings Ltd.	191,250	239
	JSE Ltd.	37,684	231
	ApexHi Properties Ltd.
	Class B	106,058	221
*	Mvelaphanda
	Resources Ltd.	55,948	203
	Exxaro Resources Ltd.	26,020	191
	Illovo Sugar Ltd.	61,534	188
	ApexHi Properties Ltd.
	Class A	108,659	188
	Mondi Ltd.	55,665	186
	Grindrod Ltd.	111,542	183

			Market
			Value•
		Shares	($000)
	Northam Platinum Ltd.	55,103	182
	Group Five Ltd.	42,823	159
	Santam Ltd.	16,927	156
	Lewis Group Ltd.	31,449	155
	Datatec Ltd.	72,480	143
	Tongaat-Hulett	16,160	143
	Allied Technologies Ltd.	19,632	133
	Pick’n Pay Holdings Ltd.	65,550	103
	African Oxygen Ltd.	42,472	85
	Highveld Steel &
	Vanadium Corp. Ltd.	9,157	71
*	Avusa, Ltd.	18,660	39
*	Eqstra Holdings Ltd.	34,707	24
*	Merafe Resources Ltd.	187,575	17
	Hulamin Ltd.	11,524	14
*	Metorex Ltd.	37,988	8
	Gold Reef Resorts Ltd.	1,280	3
	Mvelaphanda Group Ltd.	2,570	1
			71,107
South Korea (3.2%)
1	Samsung
	Electronics Co., Ltd. GDR	87,577	19,718
	POSCO ADR	125,906	9,691
	Samsung
	Electronics Co., Ltd.	10,126	4,676
^	Hyundai Heavy
	Industries Co., Inc.	21,034	3,771
*,^	KB Financial Group, Inc.
	ADR	112,256	3,579
	Shinhan Financial
	Group Co., Ltd. ADR	71,794	3,543
^	LG Electronics Inc.	39,615	3,273
	Hyundai Motor Co., Ltd.	59,994	3,206
	SK Telecom Co., Ltd. ADR	162,635	2,548
	LG. Philips LCD Co., Ltd.	99,800	2,449
	Samsung Fire &
	Marine Insurance Co.	17,297	2,360
*	Korea Electric Power Corp.
	ADR	210,646	2,250
*	NHN Corp.	17,730	2,144
^	Samsung Heavy
	Industries Co., Ltd.	84,940	2,016
	Samsung Corp.	57,100	1,969
	SK Energy Co., Ltd.	24,779	1,943
	LG Chem Ltd.	17,259	1,906
	Shinsegae Co., Ltd.	5,165	1,842
	Hyundai Mobis	23,614	1,812
	KT Corp. ADR	117,855	1,688
	SK Holdings Co Ltd	17,370	1,607
*,^	Hynix Semiconductor Inc.	137,500	1,544
^	Hyundai Engineering &
	Construction Co., Ltd.	31,094	1,465
	LG Corp.	32,345	1,432
	S-Oil Corp.	30,340	1,416

32

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	KT & G Corp.	25,162	1,387
^	DC Chemical Co., Ltd.	7,822	1,372
^	Samsung
	Securities Co. Ltd.	23,210	1,190
	Hana Financial Group Inc.	55,180	950
	Doosan Heavy Industries
	and Construction Co., Ltd.	14,474	944
	Samsung SDI Co. Ltd.	12,660	909
	Samsung
	Engineering Co., Ltd.	15,085	907
	Samsung Techwin Co., Ltd.	19,479	902
	LS Cable Ltd.	11,089	873
*,^	Kia Motors	94,470	828
	Doosan Corp.	8,239	822
	Hyundai Development Co.	26,180	815
	Amorepacific Corp.	1,523	813
	Daewoo Securities Co., Ltd.	49,640	811
	Hanwha Corp.	26,590	782
^	Hyosung Corp.	12,520	778
	Samsung
	Electro-Mechanics Co.	19,200	772
	Hyundai Securities Co.	63,260	738
	GS Engineering &
	Construction Corp.	13,192	692
	Woongjin Coway Co., Ltd.	27,340	683
	Hyundai Steel Co.	16,160	682
	Kangwon Land Inc.	55,720	679
	Cheil Industrial, Inc.	18,500	664
*	Woori Finance
	Holdings Co., Ltd.	83,970	649
	Daewoo International Corp.	27,266	643
	Daelim Industrial Co.	13,160	639
	LG Household &
	Health Care Ltd.	4,420	608
	Hyundai Mipo
	Dockyard Co., Ltd.	5,210	607
	Lotte Shopping Co., Ltd.	3,464	605
*	Korea Express Co.	7,378	598
*	Korea Telecom Freetel	28,950	598
^	NCsoft Corp.	5,300	591
	Hyundai
	Department Store Co., Ltd.	8,675	539
	Kumkang Korea
	Chemical Co., Ltd.	1,927	534
	Yuhan Corp.	3,438	531
	Woori Investment &
	Securities Co., Ltd.	37,830	529
	Dongbu Insurance Co., Ltd.	25,690	528
	Hankook Tire Co. Ltd.	42,950	512
	Korea Exchange Bank	89,830	512
	Daewoo
	Shipbuilding & Marine
	Engineering Co., Ltd.	28,450	506

			Market
			Value•
		Shares	($000)
*	Shinhan Financial
	Group Co. Ltd.	20,340	503
	Korea Investment
	Holdings Co., Ltd.	19,700	499
	Hyundai Merchant
	Marine Co., Ltd.	23,110	481
^	Doosan Infracore Co., Ltd.	32,080	451
*	LG Hausys Ltd.	4,817	432
*,^	Samsung Digital
	Imaging Co.	17,820	425
	GS Holdings Corp.	17,200	413
	CJ Cheiljedang Corp.	3,307	408
	Busan Bank	70,120	385
*	Korean Air Co. Ltd.	12,500	381
^	STX Corp.	15,413	377
^	Hanjin Shipping Co., Ltd.	24,570	374
	Samsung Card Co. Ltd.	12,237	365
	S1 Corp.	9,900	363
	Hite Brewery Co., Ltd.	2,489	355
^	STX Offshore &
	Shipbuilding Co., ltd.	21,030	354
	Hanjin Heavy Industries &
	Construction Co., Ltd.	12,457	348
^	Mirae Asset
	Securities Co., Ltd.	5,821	338
	Honam Petrochemical Corp.	5,530	330
	Daegu Bank	45,880	315
	Dongkuk Steel Mill Co., Ltd.	13,770	314
*	STX Pan Ocean Co. Ltd.	36,500	313
*	KB Financial Group, Inc.	9,330	289
	LG Telecom Ltd.	39,484	277
*,^	Industrial Bank of Korea	42,210	276
	LG Dacom Corp.	17,630	270
	Korea Gas Corp.	8,050	268
	Samsung Fine
	Chemicals Co., Ltd.	6,830	268
	Nong Shim Co. Ltd.	1,584	267
	CJ Corp.	6,826	263
^	Daewoo Engineering &
	Construction Co., Ltd.	29,459	258
	Pacific Corp.	2,771	257
	Cheil Communications Inc.	1,364	248
	Daishin Securities Co.	17,670	246
	Lotte
	Confectionery Co., Ltd.	304	245
	SK Networks Co., Ltd.	25,810	239
	Lotte Chilsung
	Beverage Co., Ltd.	362	234
	Kumho Industrial Co., Ltd.	12,810	231
	POSCO	699	216
	Hanwha Chemical Corp.	23,520	212
*	Daum
	Communications Corp.	6,712	184
	Glovis Co., Ltd.	3,340	170

33

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Sindo Ricoh Co., Inc.	3,815	169
*	Hyundai Autonet Co., Ltd.	53,440	167
	Daishin Securities Co. Pfd.	21,130	121
	Halla Climate Control Corp.	15,910	109
	SKC Co. Ltd.	3,460	62
	Hyundai Hysco	7,010	51
	Lotte Midopa Co., Ltd.	2,040	22
			127,713
Spain (3.4%)
	Telefonica SA	1,736,287	32,896
	Banco Santander SA	3,020,734	29,056
	Banco Bilbao Vizcaya
	Argentaria SA	1,368,660	14,833
	Iberdrola SA	1,842,843	14,512
	Repsol YPF SA	450,900	8,571
^	ACS, Actividades de
	Contruccion y Servisios,
	SA	92,468	4,625
	Industria de
	Diseno Textil SA	91,673	3,909
^	Banco Popular Espanol SA	456,173	3,760
	Gas Natural SDG SA	166,842	2,646
^	Banco de Sabadell SA	444,820	2,567
	Abertis Infraestructuras SA	124,002	2,219
^	Acerinox SA	95,851	1,460
	Criteria Caixacorp SA	363,440	1,365
^	Bankinter SA	113,341	1,340
	Grifols SA	75,817	1,330
	Gamesa Corporacion
	Tecnologica SA	66,837	1,262
*	Iberdrola Renovables	307,468	1,249
	Enagas SA	68,588	1,192
	Zardoya Otis SA	45,782	938
	Mapfre SA	324,586	925
	Acciona SA	8,859	906
	Banco de Valencia SA	90,223	825
	Red Electrica de Espana SA	19,407	812
	Grupo Ferrovial SA	25,453	738
^	Fomento de Construc y
	Contra SA	20,061	717
*	Cintra Concesiones de
	Infraestructuras de
	Transport SA	90,575	495
^	Sacyr Vallehermoso SA	45,599	469
	Corporacion Financiera
	Alba SA	10,778	464
	Banco Espanol de Credito,
	SA	35,072	364
^	Gestevision Telecinco SA	32,683	308
^	Compania Espanola de
	Petroleos SA	7,076	273
*,^	Promotora de
	Informaciones SA	46,528	127

			Market
			Value•
		Shares	($000)
	Union Fenosa, SA	2,035	19
*	Banco de Valencia SA
	Rights Exp. 5/11/09	79,843	14
			137,186
Sweden (1.7%)
	Nordea Bank AB	1,483,902	11,038
^	Telefonaktiebolaget LM
	Ericsson AB Class B	1,097,074	9,318
	Hennes & Mauritz AB
	B Shares	106,650	4,748
^	Svenska Handelsbanken
	AB A Shares	228,342	3,978
	TeliaSonera AB	828,000	3,885
^	Volvo AB B Shares	531,800	3,467
*,^	Skandinaviska Enskilda
	Banken AB A Shares	787,150	3,056
^	Sandvik AB	438,505	2,880
	Investor AB B Shares	163,800	2,366
^	Atlas Copco AB A Shares	227,100	2,111
	Svenska Cellulosa AB
	B Shares	217,955	2,101
^	Volvo AB A Shares	268,534	1,759
^	SKF AB B Shares	149,800	1,643
^	Scania AB B Shares	148,710	1,577
^	Skanska AB B Shares	143,212	1,545
^	Assa Abloy AB	122,412	1,441
	Tele2 AB B Shares	150,940	1,423
^	Swedish Match AB	92,332	1,318
*,^	Electrolux AB Series B	113,607	1,280
^	Atlas Copco AB B Shares	147,400	1,220
*	Securitas AB B Shares	130,100	1,078
^	Alfa Laval AB	117,600	1,042
^	SSAB Svenskt Stal AB
	Series A	107,577	1,025
*	Industrivarden AB A Shares	101,552	919
	Husqvarna AB B Shares	158,759	780
^	Swedbank AB A Shares	136,400	768
	Boliden AB	94,174	592
^	Holmen AB	21,030	464
*,^	Industrivarden AB C Shares	38,502	323
	SSAB Svenskt Stal AB
	Series B	26,429	237
	Loomis AB B Shares	18,400	157
			69,539
Switzerland (5.4%)
	Nestle SA (Registered)	1,413,387	46,072
	Roche Holdings AG	259,281	32,696
	Novartis AG (Registered)	835,227	31,612
	Credit Suisse Group
	(Registered)	419,657	16,399
*	UBS AG	1,081,242	14,852
	ABB Ltd.	857,181	12,135

34

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Zurich Financial Services
	AG	52,494	9,755
	Syngenta AG	35,862	7,656
	Holcim Ltd. (Registered)	72,309	3,668
*	Compagnie Financiere
	Richemont SA	191,645	3,431
	Swiss Re (Registered)	128,390	3,048
	Julius Baer Holding, Ltd.	77,057	2,528
	SGS Societe Generale de
	Surveillance Holding SA
	(Registered)	2,145	2,405
	Swisscom AG	7,970	2,078
	Adecco SA (Registered)	51,514	2,028
	Givaudan SA	2,818	1,784
	Synthes, Inc.	17,475	1,768
	Lonza AG (Registered)	19,090	1,751
	Geberit AG	15,532	1,655
	Kuehne &
	Nagel International AG	21,719	1,632
	Swatch Group AG (Bearer)	11,107	1,545
*	Actelion Ltd.	33,829	1,541
	Baloise Holdings AG	17,982	1,320
	Sonova Holding AG	18,339	1,192
	Swiss Life Holding	12,980	1,004
	Swatch Group AG
	(Registered)	34,663	994
	Pargesa Holding SA	14,906	943
^	Lindt & Spruengli AG
	Regular	49	938
	Nobel Biocare Holding AG	44,161	900
	Schindler Holding AG
	(Registered)	11,737	607
	Straumann Holding AG	3,094	566
	Clariant AG	91,726	518
	Lindt & Spruengli AG	301	482
	BKW FMB Energie AG	6,179	430
	Schindler Holding AG
	(Bearer Participation
	Certificates)	7,912	415
	Petroplus Holdings AG	23,722	405
	EFG International	19,438	235
*,^	OC Oerlikon Corp AG	3,456	197
			213,185
Taiwan (2.7%)
	Taiwan Semiconductor
	Manufacturing Co., Ltd.
	ADR	1,763,806	18,643
	Hon Hai Precision
	Industry Co., Ltd.	2,707,710	7,817
	High Tech Computer Corp.	278,140	3,766
	Formosa Plastic Corp.	2,105,000	3,709
^	United
	Microelectronics Corp.
	ADR	1,189,785	3,629

		Market
		Value•
	Shares	($000)
AU Optronics Corp. ADR	328,002	3,559
Chunghwa
Telecom Co., Ltd. ADR	181,858	3,437
MediaTek Inc.	294,170	3,059
Nan Ya Plastic Corp.	2,088,000	2,763
China Steel Corp.	3,453,857	2,672
Formosa Chemicals &
Fibre Corp.	1,513,000	2,404
Siliconware Precision
Industries Co. ADR	319,041	2,383
Asustek Computer Inc.	1,567,492	2,080
Cathay Financial
Holding Co.	1,786,050	1,999
Acer Inc.	975,738	1,865
Fubon Financial
Holding Co., Ltd.	2,147,000	1,664
Formosa
Petrochemical Corp.	686,000	1,596
Chinatrust Financial
Holding	3,377,410	1,544
Advanced Semiconductor
Engineering Inc. ADR	441,465	1,338
Delta Electronics Inc.	597,940	1,305
Uni-President
Enterprises Co.	1,296,436	1,302
Innolux Display Corp.	1,166,200	1,286
Fuhwa Financial
Holdings Co., Ltd.	2,164,845	1,266
Mega Financial
Holding Co. Ltd.	2,909,000	1,176
Compal Electronics Inc.	1,368,873	1,161
Far Eastern Textile Ltd.	1,189,941	1,110
Taiwan Semiconductor
Manufacturing Co., Ltd.	637,018	1,078
China Development
Financial Holding Corp.	3,901,736	995
Taiwan Cellular Corp.	614,609	971
Chi Mei
Optoelectronics Corp.	1,902,872	947
Quanta Computer Inc.	633,426	943
Hau Nan Financial
Holdings Co., Ltd.	1,586,000	899
First Financial
Holding Co., Ltd.	1,606,335	848
Foxconn
Technology Co., Ltd.	294,560	810
Taiwan Cooperative Bank	1,429,037	773
Wistron Corp.	562,128	711
SinoPac Holdings	2,466,000	647
Far EasTone
Telecommunications
Co., Ltd.	554,643	630
Lite-On Technology Corp.	774,408	620
Taiwan Fertilizer Co., Ltd.	263,000	604

35

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Synnex Technology
	International Corp.	414,535	601
	Pou Chen Corp.	968,502	575
	Taiwan Cement Corp.	597,583	571
	Asia Cement Corp.	524,940	540
	Chang Hwa
	Commercial Bank	1,253,000	505
	Novatek Microelectronics
	Corp., Ltd.	238,723	500
	Shin Kong Financial
	Holdings Co.	1,499,434	484
*	Powerchip
	Semiconductor Corp.	2,913,255	470
	Inventec Co., Ltd.	917,490	459
	HannStar Display Corp.	1,974,463	455
	Macronix
	International Co., Ltd.	1,085,149	452
	Chunghwa Picture
	Tubes, Ltd.	2,705,000	451
*	Tatung Co., Ltd.	1,576,000	421
	Taiwan Glass
	Industrial Corp.	562,430	401
	Catcher
	Technology Co., Ltd.	159,230	401
	U-Ming Marine
	Transport Corp.	222,000	400
	Taishin Financial Holdings	1,696,000	382
	Feng Hsin Iron &
	Steel Co., Ltd.	297,790	365
	President Chain
	Store Corp.	139,000	335
	Cheng Shin Rubber
	Industry Co., Ltd.	217,668	327
	Transcend Information Inc.	116,685	320
	Chicony
	Electronics Co., Ltd.	193,444	316
	Evergreen Marine Corp.	599,000	299
	Walsin Lihwa Corp.	1,109,000	285
	Formosa Taffeta Co., Ltd.	439,000	282
	Polaris Securities Co., Ltd.	742,359	277
	Largan Precision Co., Ltd.	34,381	276
*	Nanya Technology Corp.	1,218,467	273
	KGI Securities Co., Ltd.	760,000	273
	Micro-Star
	International Co., Ltd.	441,859	271
	Unimicron
	Technology Corp.	383,975	259
	Yulon Motor Co., Ltd.	405,898	258
	Teco Electric &
	Machinery Co., Ltd.	640,000	253
*	CMC Magnetics Corp.	1,148,000	244
	Advantech Co., Ltd.	153,872	242
	Coretronic Corp.	274,386	237
*	Taiwan Business Bank	1,009,000	228

			Market
			Value•
		Shares	($000)
	Nan Ya Printed Circuit
	Board Corp.	79,237	222
*	Winbond Electronics Corp.	1,217,000	219
	Realtek
	Semiconductor Corp.	131,580	213
	Yuen Foong Yu Paper
	Manufacturing Co., Ltd.	638,959	207
	E.Sun Financial
	Holding Co., Ltd.	766,520	206
	Eternal Chemical Co., Ltd.	281,448	202
*	Inotera Memories, Inc.	372,320	195
	Capital Securities Corp.	577,055	195
	Mitac International Corp.	412,736	191
*	Ritek Corp.	905,000	190
*	China Airlines	668,134	182
	Qisda Corp.	503,640	178
	Faraday Technology Corp.	116,318	160
*	Via Technologies Inc.	283,000	154
	Waterland
	Financial Holdings	628,971	152
	Wan Hai Lines Ltd.	316,050	145
	Giant
	Manufacturing Co., Ltd.	59,850	141
	President Securities Corp.	329,289	140
	Taiwan Secom Corp., Ltd.	92,000	139
	Yang Ming
	Marine Transport	392,369	139
	Cathay Construction Corp.	443,000	135
*	Far Eastern
	International Bank	682,000	134
*	EVA Airways Corp.	471,000	133
	Oriental Union
	Chemical Corp.	242,083	130
	China Motor Co., Ltd.	302,105	128
	Asia Optical Co., Inc.	112,259	128
	D-Link Corp.	175,325	127
	Yageo Corp.	552,000	125
*	ProMOS Technologies Inc.	2,143,000	102
	Cheng Uei Precision
	Industry Co., Ltd.	70,517	98
	Ton Yi Industrial Corp.	244,000	92
	Vanguard International
	Semiconductor Corp.	53,466	20
	Inventec Appliances Corp.	19,965	19
	Compal
	Communications, Inc.	23,520	18
	Lite-On IT Corp.	3,039	2
			108,658
Thailand (0.3%)
	PTT Public Co. Ltd.
	(Foreign)	289,900	1,546
	PTT Exploration and
	Production Public Co. Ltd.
	(Foreign)	469,172	1,364

36

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Bangkok Bank
	Public Co., Ltd. (Foreign)	330,297	798
	Advanced Info Service
	Public Co., Ltd. (Foreign)	334,950	752
	Siam Commercial Bank
	Public Co. Ltd. (Foreign)	425,886	722
	Kasikornbank
	Public Co. Ltd. (Foreign)	448,200	706
*	Bank of Ayudhya PLC
	(Local)	1,577,000	506
	Siam Cement
	Public Co. Ltd. (Foreign)	107,012	368
	Banpu Public Co. Ltd.
	(Foreign)	41,500	332
	PTT Aromatics &
	Refining Public Co. Ltd.
	(Foreign)	816,361	330
	C.P. 7-Eleven Public Co. Ltd.
	(Foreign)	845,500	298
	IRPC Public Co., Ltd.
	(Foreign)	3,515,200	281
	Thai Oil Public Co., Ltd.
	(Foreign)	286,000	259
	BEC World Public Co. Ltd.
	(Foreign)	401,800	225
	PTT Chemical
	Public Co., Ltd. (Foreign)	185,600	219
*	Total Access
	Communication
	Public Co. Ltd.	246,500	194
	Krung Thai Bank
	Public Co. Ltd. (Foreign)	1,222,400	183
	Electricity Generating
	Public Co. Ltd. (Foreign)	84,200	161
	Charoen Pokphand Foods
	Public Co., Ltd. (Foreign)	1,535,200	144
	Airports of Thailand
	Public Co. Ltd. (Foreign)	247,000	130
	Siam City Cement
	Public Co. Ltd. (Foreign)	29,100	118
	Delta Electronics (Thailand)
	Public Co. Ltd. (Fore	339,900	114
*	PTT Public Co., Ltd. (Local)	21,000	112
	Siam Makro Public Co. Ltd.
	(Foreign)	53,100	103
	Ratchaburi Electricity
	Generating Holding
	Public Co., Ltd. (Foreign)	95,800	103
*	Thai Airways International
	Public Co. Ltd. (Local)	272,000	92
	Central Pattana
	Public Co. Ltd. (Foreign)	136,500	55
	Land and Houses
	Public Co. Ltd. (Foreign)	421,100	49

			Market
			Value•
		Shares	($000)
*	Thai Military Bank
	Public Co., Ltd. (Foreign)	2,736,800	43
	Thai Union Frozen Products
	Public Co., Ltd. (Foreign)	68,500	43
	Thoresen Thai Agencies
	Public Co. Ltd. (Foreign)	80,300	37
	Siam City Bank
	Public Co., Ltd. (Foreign)	75,700	21
	TISCO Finance
	Public Co. Ltd. (Foreign)	47,500	19
	Thai Airways International
	Public Co. Ltd. (Foreign)	15,600	5
			10,432
Turkey (0.2%)
	Akbank T.A.S.	328,122	1,267
*	Turkiye Garanti Bankasi A.S.	476,797	1,000
*	KOC Holding A.S.	483,779	883
	Turkiye Is Bankasi A.S.
	C Shares	291,439	841
	Anadolu Efes Biracilik ve
	Malt Sanayii A.S.	84,047	595
	Turkcell Iletisim Hizmetleri
	A.S.	106,886	546
*	Turk Telekomunikasyon A.S.	192,485	529
	Turkiye Halk Bankasi A.S.	141,606	496
	Eregli Demir ve
	Celik Fabrikalari A.S.	178,929	434
*	Yapi ve Kredi Bankasi A.S.	301,711	407
	Enka Insaat ve Sanayi A.S.	88,158	375
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	36,999	371
	Haci Omer Sabanci Holding
	A.S.	124,925	319
	Turkiye Vakiflar Bankasi
	T.A.O.	260,272	295
*	Dogan Sirketler Grubu
	Holding A.S.	402,311	162
	Ford Otomotiv Sanayi A.S.	11,010	37
	Arcelik A.S.	18,827	32
	Tofas Turk Otomobil
	Fabrikasi A.S.	22,503	27
			8,616
United Kingdom (14.4%)
	BP PLC	6,953,520	49,138
	HSBC Holdings PLC	6,349,100	45,151
	Vodafone Group PLC	19,421,792	35,697
	Royal Dutch Shell PLC
	Class A	1,309,093	30,139
	GlaxoSmithKline PLC	1,933,879	29,788
	Royal Dutch Shell PLC
	Class B	1,002,598	22,689
	BG Group PLC	1,243,345	19,854
	AstraZeneca Group PLC	538,681	18,862

37

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	British American Tobacco
	PLC	737,595	17,788
	BHP Billiton PLC	815,616	16,928
	Rio Tinto PLC	368,467	14,971
	Tesco PLC	2,912,656	14,432
	Barclays PLC	3,088,950	12,541
	Diageo PLC	929,483	11,089
	Standard Chartered PLC	696,916	10,781
	Anglo American PLC	489,317	10,529
	Reckitt Benckiser Group
	PLC	261,406	10,262
	Unilever PLC	474,366	9,237
	Imperial Tobacco Group
	PLC	375,657	8,571
	National Grid Transco PLC	906,440	7,531
	Xstrata PLC	809,612	7,138
	SABMiller PLC	416,067	6,977
	BAE Systems PLC	1,306,895	6,875
	Centrica PLC	1,890,696	6,321
	Scottish &
	Southern Energy PLC	342,457	5,581
	Lloyds Banking Group PLC	3,400,045	5,515
	Prudential PLC	908,921	5,224
	Aviva PLC	976,049	4,494
	Royal Bank of
	Scotland Group PLC	7,165,943	4,373
	BT Group PLC	2,880,746	3,970
	Cadbury PLC	496,500	3,713
	Morrison Supermarkets
	PLC	965,306	3,497
	Tullow Oil PLC	295,374	3,487
	British Sky Broadcasting
	Group PLC	484,623	3,450
	Rolls-Royce Group PLC	681,808	3,380
	Compass Group PLC	694,139	3,301
*	WPP PLC	462,584	3,165
	J. Sainsbury PLC	650,034	3,150
	Reed Elsevier PLC	412,091	3,054
	Pearson PLC	295,983	3,054
	Marks & Spencer Group
	PLC	576,899	2,858
	Shire Ltd.	204,238	2,554
	Experian Group Ltd.	383,635	2,526
	Royal & Sun Alliance
	Insurance Group PLC	1,215,293	2,338
	Kingfisher PLC	855,983	2,330
	Smith & Nephew PLC	326,099	2,294
	Land Securities Group PLC	276,058	2,277
	Capita Group PLC	225,579	2,274
	Man Group PLC	611,352	2,260
	Standard Life PLC	794,307	2,208
	Carnival PLC	77,923	2,141
	Cable and Wireless PLC	951,404	2,095
	International Power PLC	548,766	2,005

			Market
			Value•
		Shares	($000)
^	British Land Co., PLC	311,600	1,966
	Old Mutual PLC	1,968,531	1,961
*,^	Wolseley PLC	106,654	1,913
	United Utilities Group PLC	247,614	1,852
	Legal & General Group
	PLC	2,125,016	1,805
	Next PLC	73,585	1,760
	Thomson Reuters PLC	65,798	1,692
	Smiths Group PLC	143,966	1,547
	Associated British Foods
	PLC	145,617	1,537
*	Cairn Energy PLC	48,822	1,531
	Group 4 Securicor PLC	527,160	1,462
	Johnson Matthey PLC	79,820	1,410
	Severn Trent PLC	88,064	1,355
	The Sage Group PLC	463,343	1,262
	Antofagasta PLC	145,043	1,245
	Eurasian Natural
	Resources Corp.	141,506	1,232
	Lonmin PLC	57,953	1,217
	Home Retail Group	322,100	1,185
	Hammerson PLC	250,508	1,161
	Amec PLC	122,876	1,119
	Cobham PLC	431,367	1,118
	Rexam PLC	230,591	1,068
	The Alliance Trust PLC	235,825	998
	InterContinental Hotels
	Group PLC	103,890	987
	Bunzl PLC	122,024	984
	ICAP PLC	169,325	926
	Burberry Group PLC	153,769	915
	Drax Group PLC	120,596	915
	Whitbread PLC	65,714	909
*	Invensys PLC	305,953	894
	Foreign and Colonial
	Investment Trust PLC	246,978	856
^	Liberty International PLC	137,874	808
	Schroders PLC	65,581	794
	William Hill PLC	244,606	785
	Tomkins PLC	306,563	783
	Friends Provident PLC	823,474	775
	Vedanta Resources PLC	48,738	762
	Segro PLC	2,156,213	756
	Ladbrokes PLC	211,714	731
	Hays PLC	536,529	712
	LogicaCMG PLC	618,785	698
	3i Group PLC	147,573	694
	Kazakhmys PLC	88,022	684
	ITV PLC	1,386,076	651
	Tate & Lyle PLC	158,613	643
	Rentokil Initial PLC	631,786	610
	Thomas Cook Group PLC	155,247	599
	Scottish Mortgage
	Investment Trust PLC	96,219	581

38

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	United Business Media Ltd.	83,089	563
^	Provident Financial PLC	44,372	553
	Aegis Group PLC	404,178	541
	Enterprise Inns PLC	205,654	494
	British Airways PLC	205,697	445
	Daily Mail and
	General Trust PLC	87,961	427
^	GKN PLC	232,053	407
	Mondi PLC	128,207	332
	Carphone Warehouse PLC	138,662	304
	Schroders PLC-
	Non Voting Shares	18,990	194
*	PartyGaming PLC	40,582	158
*	Liberty International PLC
	Rights Exp. 5/21/09	35,874	48
*	Northern Rock PLC	2,812	—
			573,171
	Total Common Stocks
	(Cost $5,322,870)		3,981,043
	Temporary Cash Investment (11.0%)
	Money Market Fund (11.0%)
2,3	Vanguard Market
	Liquidity Fund, 0.355%
	(Cost $437,775)	437,778,526	437,775
	Total Investments (110.9%)
	(Cost $5,760,645)		4,418,818
	Other Assets and Liabilities (–10.9%)
	Other Assets		22,372
	Liabilities[3]		(458,250)
			(435,878)
	Net Assets (100%)		3,982,940

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	5,417,751
Undistributed Net Investment Income	37,093
Accumulated Net Realized Losses	(130,332)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,341,827)
Foreign Currencies	255
Net Assets	3,982,940

Investor Shares—Net Assets
Applicable to 35,359,991 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	440,575
Net Asset Value Per Share—
Investor Shares	$12.46

Institutional Shares—Net Assets
Applicable to 15,084,897 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	941,839
Net Asset Value Per Share—
Institutional Shares	$62.44

ETF Shares—Net Assets
Applicable to 82,084,566 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,600,526
Net Asset Value Per Share—
ETF Shares	$31.68

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $415,170,000.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of these securities was $19,721,000, representing 0.5% of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $433,370,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

39

FTSE All-World ex-US Index Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Dividends[1]	54,339
Interest[2]	108
Security Lending	1,622
Total Income	56,069
Expenses
The Vanguard Group—Note B
Investment Advisory Services	82
Management and Administrative—Investor Shares	556
Management and Administrative—Institutional Shares	251
Management and Administrative—ETF Shares	1,996
Marketing and Distribution—Investor Shares	55
Marketing and Distribution—Institutional Shares	90
Marketing and Distribution—ETF Shares	326
Custodian Fees	501
Auditing Fees	4
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	23
Trustees’ Fees and Expenses	2
Total Expenses	3,894
Net Investment Income	52,175
Realized Net Gain (Loss)
Investment Securities Sold	(88,255)
Foreign Currencies	157
Realized Net Gain (Loss)	(88,098)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	99,645
Foreign Currencies	238
Change in Unrealized Appreciation (Depreciation)	99,883
Net Increase (Decrease) in Net Assets Resulting from Operations	63,960

1 Dividends are net of foreign withholding taxes of $5,414,000.

2 Interest income from an affiliated company of the fund was $101,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,175	76,544
Realized Net Gain (Loss)	(88,098)	(37,449)
Change in Unrealized Appreciation (Depreciation)	99,883	(1,570,564)
Net Increase (Decrease) in Net Assets Resulting from Operations	63,960	(1,531,469)
Distributions
Net Investment Income
Investor Shares	(8,060)	(1,923)
Institutional Shares	(15,592)	(1,766)
ETF Shares	(61,830)	(11,212)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(85,482)	(14,901)
Capital Share Transactions
Investor Shares	144,134	279,974
Institutional Shares	484,586	563,511
ETF Shares	930,111	1,709,924
Net Increase (Decrease) from Capital Share Transactions	1,558,831	2,553,409
Total Increase (Decrease)	1,537,309	1,007,039
Net Assets
Beginning of Period	2,445,631	1,438,592
End of Period[1]	3,982,940	2,445,631

1 Net Assets—End of Period includes undistributed net investment income of $37,093,000 and $70,234,000.

See accompanying Notes, which are an integral part of the Financial Statements.

41

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares
	Six Months	Year	March 8,
	Ended	Ended	2007[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$12.77	$24.91	$20.00
Investment Operations
Net Investment Income	.180[2]	.637[2]	.410[2]
Net Realized and Unrealized Gain (Loss) on Investments	(.200)	(12.592)	4.500
Total from Investment Operations	(.020)	(11.955)	4.910
Distributions
Dividends from Net Investment Income	(.290)	(.185)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.290)	(.185)	—
Net Asset Value, End of Period	$12.46	$12.77	$24.91

Total Return[3]	–0.05%	–48.32%	24.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$441	$296	$213
Ratio of Total Expenses to Average Net Assets	0.39%[4]	0.35%	0.40%[4]
Ratio of Net Investment Income to Average Net Assets	3.12%[4]	3.24%	2.61%[4]
Portfolio Turnover Rate[5]	15%[4]	7%	10%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 0.25% transaction fee on purchases through June 26, 2008; the 2% fee assessed on redemptions of shares held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	April 30,
	Ended	Ended	2007[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$64.06	$124.76	$107.33
Investment Operations
Net Investment Income	.990[2]	3.323[2]	1.150[2]
Net Realized and Unrealized Gain (Loss) on Investments	(1.017)	(62.979)	16.280
Total from Investment Operations	(.027)	(59.656)	17.430
Distributions
Dividends from Net Investment Income	(1.593)	(1.044)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.593)	(1.044)	—
Net Asset Value, End of Period	$62.44	$64.06	$124.76

Total Return[3]	0.07%	–48.18%	16.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$942	$448	$157
Ratio of Total Expenses to Average Net Assets	0.14%[4]	0.10%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	3.37%[4]	3.49%	2.86%[4]
Portfolio Turnover Rate[5]	15%[4]	7%	10%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 0.25% transaction fee on purchases through June 26, 2008; the 2% fee assessed on redemptions of shares held for less than two months.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	March 2,
	Ended	Ended	2007[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$32.50	$63.32	$49.80
Investment Operations
Net Investment Income	.477[2]	1.705[2]	1.030[2]
Net Realized and Unrealized Gain (Loss) on Investments	(.512)	(32.015)	12.490
Total from Investment Operations	(.035)	(30.310)	13.520
Distributions
Dividends from Net Investment Income	(.785)	(.510)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.785)	(.510)	—
Net Asset Value, End of Period	$31.68	$32.50	$63.32

Total Return	0.00%	–48.23%	27.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,601	$1,701	$1,068
Ratio of Total Expenses to Average Net Assets	0.25%[3]	0.20%	0.25%[3]
Ratio of Net Investment Income to Average Net Assets	3.26%[3]	3.39%	2.76%[3]
Portfolio Turnover Rate[4]	15%[3]	7%	10%

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2007–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

45

FTSE All-World ex-US Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $890,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2009, the fund realized net foreign currency gains of $157,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2009, the fund realized gains on the sale of passive foreign investment companies of $9,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2008, on passive foreign investment company holdings at April 30, 2009, was $104,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

46

FTSE All-World ex-US Index Fund

During the six months ended April 30, 2009, the fund realized $6,305,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $31,350,000 to offset future net capital gains of $1,431,000 through October 31, 2015, and $29,919,000 through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2009, the cost of investment securities for tax purposes was $5,760,749,000. Net unrealized depreciation of investment securities for tax purposes was $1,341,931,000, consisting of unrealized gains of $37,303,000 on securities that had risen in value since their purchase and $1,379,234,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2009, the fund purchased $1,890,323,000 of investment securities and sold $331,387,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	217,647	18,647	379,549	20,129
Issued in Lieu of Cash Distributions	6,512	547	1,746	76
Redeemed[1]	(80,025)	(7,017)	(101,321)	(5,570)
Net Increase (Decrease)—Investor Shares	144,134	12,177	279,974	14,635
Institutional Shares
Issued	589,944	10,107	617,923	6,448
Issued in Lieu of Cash Distributions	11,869	199	934	8
Redeemed[1]	(117,227)	(2,218)	(55,346)	(720)
Net Increase (Decrease)—Institutional Shares	484,586	8,088	563,511	5,736
ETF Shares
Issued	1,030,074	33,326	1,761,621	37,286
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(99,963)	(3,600)	(51,697)	(1,800)
Net Increase (Decrease)—ETF Shares	930,111	29,726	1,709,924	35,486

1 Net of redemption fees for fiscal 2009 and 2008, of $96,000 and $164,000, respectively (fund totals).

47

FTSE All-World ex-US Index Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	943,184
Level 2—Other significant observable inputs	3,475,195
Level 3—Significant unobservable inputs	439
Total	4,418,818

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2009:

Investments
in Securities
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2008	—
Transfers in and/or out of Level 3	431
Change in Unrealized Appreciation (Depreciation)	8
Balance as of April 30, 2009	439

48

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	2,104	3,104
Turnover Rate[2]	1%	—
Expense Ratio[3]		—
Investor Shares	0.60%
Institutional Shares	0.35%
ETF Shares	0.38%
Short-Term Reserves	2.2%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	15.2%	14.1%
Consumer Staples	5.8	6.0
Energy	6.0	6.0
Financials	19.6	20.4
Health Care	5.4	5.4
Industrials	21.7	22.1
Information Technology	10.2	10.0
Materials	12.1	12.0
Telecommunication Services	1.2	1.3
Utilities	2.8	2.7

Ten Largest Holdings[4] (% of total net assets)

Yamana Gold Inc.	gold	0.5%
Fairfax Financial
Holdings Ltd.	multi-line insurance	0.4
Autonomy Corp. PLC	application software	0.4
SNC-Lavalin Group Inc.	construction and
	engineering	0.3
Randgold Resources Ltd.	gold	0.3
SCOR SA	reinsurance	0.3
ING Canada Inc.	property and
	casualty insurance	0.3
Qiagen NV	life sciences tools
	and services	0.3
Inmarsat	alternative carriers	0.2
First Quantum	diversified metals
Minerals Ltd.	and mining	0.2
Top Ten		3.2%

Allocation by Region (% of equity exposure)

1 FTSE Global Small Cap ex US Index.

2 Annualized.

3 The fund expense ratios shown are from the prospectuses dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the fiscal period ended April 30, 2009, the FTSE All-World ex-US Small-Cap Index Fund’s annualized expense ratios were 0.61% for Investor Shares, 0.35% for Institutional Shares, and 0.38% for ETF Shares.

4 The holdings listed exclude any temporary cash investments and equity index futures. See the glossary for investment terms.

49

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Europe
United Kingdom	17.3%	17.5%
France	4.6	4.4
Germany	3.8	3.7
Switzerland	3.8	3.9
Italy	2.7	2.5
Sweden	2.6	2.7
Spain	2.3	2.3
Netherlands	2.1	2.6
Finland	1.6	1.6
Norway	1.6	1.6
Belgium	1.5	1.4
Denmark	1.1	1.1
Other Europe Markets	2.7	2.8
Subtotal	47.7%	48.1%
Pacific
Japan	14.9%	15.3%
Australia	3.3	3.6
Singapore	1.0	0.8
Other Pacific Markets	0.9	2.0
Subtotal	20.1%	21.7%
Emerging Markets
Taiwan	6.3%	5.2%
South Korea	4.5	3.7
China	2.0	1.4
India	1.6	1.9
Brazil	1.4	1.4
Malaysia	1.0	0.8
Other Emerging Markets	3.9	4.0
Subtotal	20.7%	18.4%
North America
Canada	11.5%	11.8%

1 FTSE Global Small Cap ex US Index. See the glossary for investment terms.

50

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Total Returns (%): April 2, 2009–April 30, 2009

1 Since the Investor Shares’ inception on April 2, 2009.

2 Performance figure does not reflect the 0.75% fee on purchases and redemptions, or the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights tables for dividend and capital gains information.

51

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Argentina (0.2%)
*	Cresud SA ADR	3,900	32
*	Grupo Financiero Galicia
	SA ADR	14,800	28
			60
Australia (3.3%)
*	Arrow Energy, Ltd.	20,253	49
*	Sino Gold Mining Ltd.	9,217	36
	United Group Ltd.	5,084	35
	Primary Health Care Ltd.	11,071	35
	David Jones Ltd.	15,195	33
	APA Group	14,563	31
	Australian Worldwide
	Exploration Ltd.	17,068	30
	Ramsay Health Care Ltd.	4,023	27
	JB Hi-Fi Ltd.	2,690	27
	ABB Grain Ltd.	4,141	26
	Felix Resources Ltd.	3,032	24
	Platinum Asset
	Management Ltd.	7,874	23
	Babcock &
	Brown Wind Partners	20,708	19
	Transfield Services, Ltd.	10,308	19
	ConnectEast Group	60,503	18
	Healthscope Ltd.	5,594	16
	Campbell Brothers Ltd.	1,332	15
	Monadelphous Group Ltd.	2,099	15
	Macquarie Communications
	Infrastructure Group	9,401	15
*	Riversdale Mining Ltd.	4,599	14
	Beach Petroleum, Ltd.	25,079	14
	Iress Market Technology Ltd.	3,111	13
	ING Office Fund	42,087	13
*	Silex Systems, Ltd.	3,795	13
	Platinum Capital Ltd.	13,950	13
*	Seek Ltd.	5,391	13
	The Reject Shop Ltd.	1,569	13

			Market
			Value•
		Shares	($000)
*	Mount Gibson Iron Ltd.	27,661	13
	Crane Group Ltd.	1,792	12
	Macarthur Coal Ltd.	3,926	12
*	Karoon Gas Australia Ltd.	3,016	12
	Invocare Ltd.	3,117	12
	Cabcharge Australia Ltd.	2,333	11
	Australian Infrastructure Fund	10,138	11
	Centennial Coal Co., Ltd.	8,367	11
	Bunnings Warehouse
	Property Trust	8,395	11
*	Kingsgate Consolidated Ltd.	2,397	10
	SAI Global Ltd.	5,562	10
	Seven Network Ltd.	2,232	10
*	Western Areas NL	3,284	10
	GrainCorp Ltd.	1,878	10
	GUD Holdings Ltd.	1,905	10
*	PanAust Ltd.	40,465	10
	Arana Therapeutics Ltd.	9,654	10
	Independence Group NL	3,346	10
*	Minara Resources Ltd.	22,593	9
	Austal Ltd.	4,957	9
	WHK Group Ltd.	12,098	9
*	Linc Energy Ltd.	5,068	9
*	Coal of Africa Ltd.	8,937	9
	Bradken Ltd.	3,836	9
	Cromwell Group	18,931	9
*	Andean Resources Ltd.	7,371	9
*	Carnarvon Petroleum Ltd.	27,346	9
*	Murchison Metals, Ltd.	11,960	8
	Alesco Corp. Ltd.	2,815	8
	Programmed Maintenance
	Services Ltd.	4,111	8
	Macquarie
	CountryWide Trust	34,795	8
	Fleetwood Corp. Ltd.	1,738	8
*	Atlas Iron Ltd.	8,193	8
	Abacus Property Group	33,793	8
	Wotif.com Holdings Ltd.	2,654	8

52

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	IOOF Holdings Ltd.	2,618	8
	Hills Industries Ltd.	5,349	8
	Australian
	Agricultural Co. Ltd.	5,753	8
*	St. Barbara Ltd.	37,202	8
*	Pharmaxis Ltd.	4,659	7
	Dominion Mining Ltd.	1,941	7
*	Straits Resources Ltd.	6,559	7
	Hastie Group Ltd.	7,150	7
*	Mineral Deposits Ltd.	13,375	7
	Gloucester Coal Ltd.	1,809	7
	Panoramic Resources, Ltd.	6,175	7
	Macquarie Leisure
	Trust Group	7,644	7
*	IBA Health Group Ltd.	12,517	7
	Coffey International Ltd.	4,377	6
*	Energy World Corp., Ltd.	15,373	6
*	Aquila Resources Ltd.	2,565	6
*	Roc Oil Co. Ltd.	19,085	6
	International Ferro
	Metals Ltd.	10,869	6
	Macquarie Media Group Ltd.	6,599	6
	FKP Property Group	9,940	6
*	Gindalbie Metals Ltd.	11,932	6
*	Avoca Resources Ltd.	5,140	6
	Ausenco Ltd.	2,147	5
*	Geodynamics Ltd.	6,864	5
*	Platinum Australia, Ltd.	8,385	5
*	Emeco Holdings Ltd.	17,546	5
	Boart Longyear Group	43,991	4
	Macmahon Holdings Ltd.	12,912	3
			1,115
Austria (0.8%)
	Andritz AG	1,194	40
*	BETandWIN.com Interactive
	Entertainment AG	1,070	34
	Oesterreichische Post AG	1,044	30
*	Intercell AG	1,101	29
*	Uniqa Versicherungen AG	1,187	23
	Mayr-Melnhof Karton AG	283	20
*	CA Immobilien Anlagen AG	2,299	18
*	Conwert Immobilien Invest SE	2,194	16
*	Sparkassen Immobilien AG	2,432	13
*	RHI AG	748	11
*	Semperit AG Holding	447	10
*	Schoeller-Bleckmann Oilfield
	Equipment AG	321	10
	Agrana Beteiligungs AG	133	8
	Flughafen Wien AG	270	8
*	BWT Best Water Technology
	AG	287	6
*	Austrian Airlines AG	894	5
			281

			Market
			Value•
		Shares	($000)
Belgium (1.5%)
*	Telenet Group Holdings NV	2,358	46
*	Ackermans & van Haaren NV	728	43
	Bekaert NV	453	42
	Sofina SA	471	36
	Befimmo SCA Sicafi	383	34
	Cofinimmo	253	28
*	Elia System Operator SA	636	23
*	Nyrstar	3,310	21
*	D’Ieteren SA	109	21
	EVS Broadcast Equipment
	SA	377	17
	Banque Nationale de
	Belgique	5	16
*	Tessenderlo Chemie NV	509	15
	Omega Pharma SA	514	14
*	RHJ International	2,797	13
*	Van de Velde	362	12
*	Compagnie d’Entreprises
	CFE	350	12
	Compagnie Maritime Belge
	SA	446	11
*	Agfa Gevaert NV	4,558	10
*	Brederode SA	577	10
	Barco NV	433	10
*	Sipef SA	237	9
	Warehouses De Pauw SCA	214	8
*	Sioen Industries NV	1,714	8
	Euronav SA	557	8
*	Exmar NV	648	7
	Wereldhave Belgium	100	7
*	Gimv NV	131	7
	Intervest Offices	245	6
			494
Brazil (1.4%)
*	GVT Holding SA	3,700	49
*	BR Malls Participacoes SA	4,500	34
	Banco Nossa Caixa SA	1,000	33
	Light SA	2,800	30
*	Gafisa SA	3,200	28
	Lojas Renner SA	3,000	27
*	PDG Realty SA
	Empreendimentos e
	Participacoes	2,600	25
	Marcopolo SA Pfd.	8,300	18
	Randon Participacoes SA	4,700	17
*	Multiplan Empreendimentos
	Imobiliarios SA	2,200	17
	Sao Paulo Alpargatas SA	500	16
	Totvs SA	600	16
	MRV Engenharia e
	Participacoes SA	1,600	16
	Banco do Estado do
	Rio Grande do Sul SA	4,800	16

53

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Rossi Residencial SA	4,400	15
	Amil Participacoes SA	3,900	15
	Cia de Saneamento de
	Minas Gerais-COPASA	1,300	14
	Contax Participacoes Pfd.	700	14
	Telemig Celular
	Participacoes SA Pfd.	600	13
	Cyrela Commercial
	Properties SA	3,000	13
	Confab Industrial SA	6,844	12
*	Lupatech SA	900	11
	Diagnosticos da America	600	9
*	Marfrig Frigorificos e
	Comercio de Alimentos SA	1,700	9
	Gol-Linhas Aereas
	Inteligentes SA Pfd.	2,200	8
			475
Canada (11.5%)
	Yamana Gold Inc.	20,711	162
	Fairfax Financial Holdings Ltd.	500	132
	SNC-Lavalin Group Inc.	3,900	114
	ING Canada Inc.	3,200	93
	First Quantum Minerals Ltd.	2,100	81
	Metro Inc.	2,600	81
	IAMGOLD Corp.	10,000	80
*	Eldorado Gold Corp.	9,900	79
*	Fortis Inc.	4,200	78
	Niko Resources Ltd.	1,300	66
	RioCan REIT	5,700	65
*	Silver Wheaton Corp.	8,000	61
	Franco-Nevada Corp.	2,800	60
	TMX Group Inc.	2,000	54
*	Ivanhoe Mines Ltd.	8,100	52
*	Open Text Corp.	1,500	49
	Biovail Corp.	4,500	49
	CAE Inc.	7,700	49
*	Viterra, Inc.	6,700	49
	Ensign Energy Services, Inc.	4,200	48
*	Industrial Alliance Insurance
	and Financial Services Inc.	2,400	48
	EMERA Inc.	2,900	48
	Inmet Mining Corp.	1,300	45
*	Red Back Mining Inc.	6,299	44
*	Gildan Activewear Inc.	3,800	44
*	Petrobank Energy &
	Resources Ltd.	2,000	43
*	Astral Media Inc.	1,600	42
*	Sino-Forest Corporation	4,700	41
*	Pan American Silver Corp.	2,400	40
	Addax Petroleum Corp.	1,400	39
*	RONA Inc.	3,400	38
	Sherritt International Corp.	8,600	37
	Alimentation Couche-Tard Inc.	3,200	35
	Groupe Aeroplan, Inc.	5,500	35

			Market
			Value•
		Shares	($000)
*	Uranium One Inc.	12,400	34
	H&R REIT	4,300	34
*	Celestica, Inc.	5,500	33
*	TriStar Oil & Gas Ltd.	3,600	32
	ATCO, Ltd.	1,100	32
	Boardwalk REIT	1,330	30
*	HudBay Minerals, Inc.	4,400	30
	ShawCor Ltd. Class A	1,600	29
	Progress Energy
	Resources Corp.	3,900	29
*	Toromont Industries, Inc.	1,400	29
*	Equinox Minerals Ltd.	16,500	29
*	Silver Standard
	Resources Inc.	1,700	29
	Manitoba Telecom
	Services Inc.	1,000	28
*	Pacific Rubiales Energy Corp.	5,600	27
	Gerdau AmeriSteel Corp.	5,100	27
	Trican Well Service Ltd.	3,484	27
*	Stantec, Inc.	1,212	27
	Methanex Corp.	2,300	26
*	MacDonald,Dettwiler and
	Associates Ltd.	1,000	26
*	Osisko Mining Corp.	5,100	24
	CML Healthcare
	Income Fund	2,100	23
*	Jean Coutu Group, Inc.
	Class A	3,000	23
	Canadian REIT	1,400	23
	AGF Management Ltd.	2,300	22
*	Thompson Creek
	Metals Co. Inc.	3,200	21
	Canadian Western Bank	1,900	21
*	Home Capital Group Inc.	900	21
	West Fraser Timber Co., Ltd.	900	20
*	Sears Canada Inc.	1,200	20
*	Lundin Mining Corp.	10,999	20
	Calloway REIT	2,200	20
	Cogeco Cable, Inc.	800	20
	Onex Corp.	1,200	19
*	Gammon Gold Inc.	2,900	19
*	Nuvista Energy Ltd.	2,770	18
*	Maple Leaf Foods, Inc.	2,600	18
	Canadian Apartment
	Properties REIT	1,800	18
	Primaris Retail REIT	2,089	18
*	MDS Inc.	3,100	18
	Reitmans (Canada) Ltd.
	Class A	1,700	17
*	Dorel Industries Inc.	900	17
	Trinidad Drilling Ltd.	4,200	17
	Russel Metals Inc.	1,600	17
*	Celtic Exploration Ltd.	1,393	17
*	Alamos Gold Inc.	2,500	16

54

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	The Forzani Group Ltd.	1,444	16
	Cominar REIT	1,415	16
*	Aecon Group Inc.	1,638	16
*	CCL Industries Inc. Class B	800	15
*	Pason Systems Inc.	1,788	15
*	Canfor Corp.	3,400	15
*	Storm Exploration Inc.	1,504	15
*	First Uranium Corp.	2,700	15
*	Birchcliff Energy Ltd.	2,900	15
	Laurentian Bank of Canada	600	14
*	UTS Energy Corp.	11,500	14
	Quebecor Inc.	1,099	14
*	Centerra Gold Inc.	2,500	14
	Canaccord Captial Inc.	2,356	14
*	Highpine Oil & Gas Ltd.	3,013	14
*	Denison Mines Corp.	7,300	14
*	Aurizon Mines Ltd.	3,600	13
*	Crew Energy Inc.	2,600	13
*	Canadian Hydro
	Developers, Inc.	5,269	13
*	Canam Group Inc.	2,100	12
*	Galleon Energy Inc.	3,100	12
*	Uranium Participation Corp.	2,000	12
	Savanna Energy
	Services Corp.	2,500	12
*	Gabriel Resources Ltd.	6,200	12
	Corus Entertainment Inc.	899	12
*	Transcontinental Inc. Class A	2,003	12
	Evertz Technologies Ltd.	837	12
	Fairborne Energy Ltd.	3,000	12
	Extendicare REIT	2,829	12
	First Capital Realty Inc.	900	11
	Chartwell Seniors Housing
	REIT	3,190	11
*	Martinrea International Inc.	3,199	11
	Morguard REIT	1,408	11
*	FNX Mining Co. Inc.	2,500	11
*	Petro Andina Resources Inc.	1,998	11
*	Kirkland Lake Gold, Inc.	1,500	11
*	Atrium Innovations Inc.	915	11
*	ATS Automation Tooling
	Systems, Inc.	3,100	11
*	DundeeWealth Inc.	1,900	11
*	Quadra Mining Ltd.	1,900	11
*	Linamar Corp.	2,900	10
	Major Drilling Group
	International Inc.	912	10
*	Dundee Corp.	2,200	10
*	Eastern Platinum Ltd.	22,000	10
	Cascades Inc.	3,300	10
*	Torstar Corp. Class B	2,300	10
*	New Gold Inc.	5,300	10
*	European Goldfields Ltd.	4,500	10

			Market
			Value•
		Shares	($000)
*	Great Canadian
	Gaming Corp.	3,000	9
*	Northgate Minerals Corp.	6,600	9
*	NovaGold Resources Inc.	3,400	9
	Transat A.T. inc.	1,000	9
*	OPTI Canada Inc.	5,600	9
	Silvercorp Metals Inc.	3,900	9
*	Detour Gold Corp.	900	9
*	Hanfeng Evergreen Inc.	1,500	9
*	Cardiome Pharma Corp.	2,100	9
*	Fronteer Development
	Group Inc.	3,530	8
	Harry Winston Diamond Corp.	2,000	8
	InnVest REIT	2,700	8
	Empire Co. Ltd.	200	8
*	Taseko Mines Ltd.	5,800	8
*	Golden Star Resources Ltd.	5,800	8
*	Flint Energy Services Ltd.	1,100	6
*	Patheon Inc.	3,100	6
*	Paramount Resources Ltd.	1,100	5
*	Aura Minerals Inc.	17,500	4
			3,892
Chile (0.3%)
*	Sonda SA	26,375	33
	Inversiones Aguas
	Metropolitanas SA	25,682	25
*	Empresas La Polar SA	7,659	21
	Masisa SA	128,825	13
			92
China (2.0%)
*	Dalian Port PDA Co. Ltd.	78,000	27
*	China Dongxiang Group Co.	52,000	25
*	Zhuzhou CSR Times
	Electric Co. Ltd.	15,000	21
*	Sinotruk Hong Kong Ltd.	21,000	19
*	China Power International
	Development Ltd.	79,000	18
	Hunan Non-Ferrous
	Metal Corp., Ltd.	104,000	18
	Shougang Concord
	International Enterprises
	Company Ltd.	150,000	17
	Xinao Gas Holdings Ltd.	12,000	16
*	Franshion Properties
	China Ltd.	60,000	16
*	Fushan International Energy
	Group Ltd.	56,000	16
*	Sichuan Expressway Co. Ltd.	60,000	15
*	China Resources Gas
	Group Ltd.	26,000	15
*	China Shanshui Cement
	Group Ltd.	26,000	14
	China Green Holdings Ltd.	18,000	14
*	Luthai Textile Co., Ltd.	22,200	13

55

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Uni-President China
	Holdings Ltd.	25,000	13
	Digital China Holdings Ltd.	23,000	13
	China Gas Holdings Ltd.	66,000	12
*	Jiangsu Future Land Co. Ltd.	23,800	12
*	Tian An China Investment	37,000	12
*	Shanghai Forte
	Land Co., Ltd.	62,000	12
*	BYD Electronic
	International Co. Ltd.	23,000	12
*	AviChina Industry &
	Technology Co., Ltd.	56,000	11
*	Minth Group Ltd.	18,000	11
*	China Pharmaceutical
	Group Ltd.	22,000	11
*	Geely Automobile
	Holdings Ltd.	80,000	11
	Livzon Pharmaceutical Inc.	7,300	11
	China Everbright
	International, Ltd.	46,000	11
*	Golden Eagle Retail
	Group Ltd.	13,000	11
*	GZI REIT	37,000	10
*	Intime Department Store
	Group Co. Ltd.	29,000	10
*	Shanghai Jin Jiang
	International Hotels
	(Group) Co. Ltd.	58,000	10
	Huaxin Cement Co. Ltd.	5,000	10
*	China State Construction
	International Holdings Ltd.	42,000	10
*	Nan Hai Corp. Ltd.	1,150,000	10
*	Huangshan Tourism
	Development Co. Ltd.	9,500	10
*	Sinolink Worldwide
	Holdings	114,000	9
*	Cosco International
	Holdings Ltd.	30,000	9
*	China Grand Forestry Green
	Resources Group Ltd.	234,000	9
	New World Department
	Store China Ltd.	15,000	8
*	Lingbao Gold Co. Ltd.	24,000	8
*	Chongqing Iron &
	Steel Co. Ltd.	28,000	8
*	Kingsoft Corp. Ltd.	18,000	8
*	Poly Hong Kong
	Investment Ltd.	25,000	8
*	Brilliance China Automotive
	Holdings Ltd.	110,000	8
	Beijing Capital Land Ltd.	38,000	8
*	Tomson Group Ltd.	32,000	8
*	Lonking Holdings Ltd.	9,000	7
*	HKC (Holdings) Ltd.	91,000	7

			Market
			Value•
		Shares	($000)
	Bosideng Int’l Holdings Ltd.	78,000	6
*	AMVIG Holdings Ltd.	10,000	6
*	China Mining Resources
	Group Ltd.	204,000	6
*	Minmetals Resources Ltd.	36,000	6
*	Ajisen China Holdings Ltd.	12,000	6
*	Pine Agritech Ltd.	85,000	6
*	SRE Group Ltd.	72,000	6
*	Sino Union Petroleum &
	Chemical International Ltd.	60,000	6
*	Tianjin Port Development
	Holdings Ltd.	22,000	6
*	United Energy Group Ltd.	114,000	5
*	China Power New Energy
	Development Co. Ltd.	120,000	4
			665
Denmark (1.1%)
	DSV A/S	5,510	62
*	Topdanmark A/S	432	51
	Trygvesta A/S	721	39
*	Genmab A/S	974	38
	Sydbank A/S	1,932	32
	SimCorp. A/S	138	18
	D/S Norden A/S	503	17
	GN Store Nord A/S	5,296	17
*	NKT Holding A/S	503	14
	Dampskibsselskabet Torm
	A/S	1,477	13
	East Asiatic Co. A/S	394	12
	Alk-Abello A/S	197	12
	Solar A/S	272	9
	IC Companys A/S	569	9
	Schouw & Co.	560	8
	Bang & Olufsen A/S
	B Shares	916	6
*	Auriga Industries	289	5
			362
Finland (1.6%)
	Elisa Oyj Class A	4,464	59
	Pohjola Bank PLC	5,811	43
	Orion Oyj	2,555	37
	KCI Konecranes Oyj	1,732	35
	YIT Oyj	3,345	32
	Huhtamaki Oyj	3,204	31
	Amer Sports Oyj A Shares	2,569	25
	Outotec Oyj	1,109	24
	TietoEnator Oyj B Shares	1,744	22
	Uponor Oyj	1,819	20
*	Alma Media Corp.	2,688	18
	Cargotec Corp.	1,166	15
*	Stockmann Oyj B Shares	775	15
	Lassila & Tikanoja Oyj	890	14
	Poyry Oyj	1,068	13
*	Vacon Oyj	446	13

56

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Kemira Oyj	1,488	12
	Oriola-KD Oyj	4,118	12
*	Ruukki Group Oyj	5,406	12
*	Ramirent Oyj	2,378	11
*	Cramo Oyj	1,154	11
	Sponda Oyj	2,636	11
	Citycon Oyj	4,688	11
	Finnair Oyj	1,532	9
	M-Real Oyj B Shares	12,130	9
*	Talvivaara Mining Co. PLC	2,705	8
	F-Secure Oyj	2,493	7
	Lemminkainen Oyj	282	7
			536
France (4.6%)
	SCOR SA	4,680	98
*	Gemalto NV	2,365	74
	Neopost SA	836	71
	Groupe Bourbon SA	1,463	55
	M6 Metropole Television	2,736	51
*	UbiSoft Entertainment SA	2,342	46
*	Etablissements Maurel
	et Prom	2,995	44
*	Havas SA	12,420	39
*	Biomerieux SA	517	39
*	Bollore	296	38
	Zodiac SA	1,293	38
*	Teleperformance	1,301	37
	Fonciere Des Regions	632	35
*	Nexans SA	678	31
*	Societe Immobiliere de
	Location pour l’Industrie
	et le Commerce (Silic)	356	30
*	Mercialys	965	30
*	Iliad SA	281	30
*	Groupe Eurotunnel SA	5,526	28
*	Groupe SEB SA	833	28
	Nexity	786	25
	SA des Ciments Vicat	463	25
*	EDF Energies Nouvelles SA	688	24
*	Sechilienne SA	694	24
	Ipsen Promesses	583	24
*	GFI Informatique	4,510	19
	Rhodia SA	3,111	18
*	Stallergenes	266	17
	Canal Plus SA	2,663	17
*	Rubis	286	16
	Saft Groupe SA	519	16
*	Silicon-On-Insulator
	Technologies	2,489	16
*	Ipsos	690	16
	Remy Cointreau SA	451	15
	Rexel SA	1,749	15
	Guyenne et Gascogne SA	167	15
	Fimalac	304	14

			Market
			Value•
		Shares	($000)
*	NicOx SA	1,190	14
*	Seloger.com	526	13
*	Groupe Steria SCA	694	13
*	Thomson SA	9,348	13
*	Orpea	307	13
	April Group	418	12
*	Carbone Lorraine	478	12
*	Alten	689	12
	Beneteau SA	1,245	12
	Virbac SA	183	12
*	Etam Developpement SA	760	12
*	Ingenico	651	12
*	Bull SA	3,962	12
*	Altran Technologies SA	3,398	11
*	Eurofins Scientific	206	11
*	Seche Environment	187	11
*	Guerbet	67	10
	Bonduelle SCA	138	10
	Faiveley SA	129	9
	Pierre & Vacances	144	9
	Penauille Polyservices	3,797	9
*	Sopra Group SA	237	8
	Vilmorin & Cie	89	8
*	Boiron SA	327	8
*	Delachaux SA	146	8
	Lisi	211	8
*	IMS-International
	Metal Service	562	8
*	Societe de la Tour Eiffel	242	8
	Rallye SA	387	8
*	Boursorama	936	8
*	Maisons France Confort	291	8
*	Euro Disney SCA	1,659	8
	Trigano SA	954	7
*	Esso SA	68	7
*	Norbert Dentressangle	209	7
*	NRJ Group	1,020	7
*	Meetic	295	7
*	Bongrain SA	133	7
*	Manitou BF SA	552	6
*	Societe Fonciere, Financiere
	et de Participations	150	6
*	GL Events SA	349	6
			1,548
Germany (3.8%)
*	Qiagen NV	5,131	85
*	SGL Carbon AG	1,865	54
*	Symrise AG	3,522	48
	Wincor Nixdorf AG	946	47
	Douglas Holding AG	1,071	44
*	Premier AG	18,007	44
*	United Internet AG	4,114	43
	MTU Aero Engines Holdings
	AG	1,255	42

57

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Bilfinger Berger AG	880	42
*	Software AG	626	39
*	Vossloh AG	336	35
*	Tognum AG	2,774	34
*	Rhoen-Klinikum AG	1,571	33
	MLP AG	2,128	30
	Norddeutsche Affinerie AG	985	28
*	Stada Arzneimittel AG	1,438	27
	Axel Springer AG	348	25
*	Deutsche Euroshop AG	863	24
*	Fielmann AG	375	23
*	ElringKlinger AG	1,511	22
	Rheinmetall AG	479	20
*	Aixtron AG	2,567	20
*	Fuchs Petrolub AG	354	20
	IVG Immobilien AG	2,241	19
*	Wirecard AG	2,007	17
	MVV Energie AG	397	17
*	Pfeiffer Vacuum Technology
	AG	246	16
*	Kontron AG	1,426	16
	Kloeckner-Humbolt-Deutz AG	3,480	15
*	Leoni AG	947	14
*	Fuchs Petrolub AG Pfd.	282	14
*	Krones AG	387	13
*	Bauer AG	352	13
*	Deutsche Wohnen AG	692	13
*	Gildemeister AG	1,280	13
*	Rational AG	119	12
*	Praktiker Bau- und
	Heimwerkermaerkte
	Holding AG	1,668	12
	Heidelberger
	Druckmaschinen AG	1,661	12
*	H&R WASAG AG	944	12
*	Nordex AG	694	12
*	Gerry Weber International
	AG	532	11
*	BayWa AG	436	11
*	Freenet AG	1,673	11
*	Hugo Boss AG Pfd.	532	11
	KUKA AG	773	11
	Demag Cranes AG	471	10
	Interseroh SE	220	10
	Grenkeleasing AG	299	9
*	Takkt AG	917	9
*	Air Berlin PLC	1,697	9
*	Bechtle AG	587	9
	KWS Saat AG	69	9
*	Phoenix Solar AG	192	9
*	Conergy AG	8,294	8
	Aareal Bank AG	869	8
*	Solar Millennium AG	397	8
*	Constantin Medien AG	2,411	8

			Market
			Value•
		Shares	($000)
*	CTS Eventim AG	258	7
*	Kloeckner & Co SE	551	7
*	GFK SE	305	7
*	Centrotherm Photovoltaics
	AG	181	7
*	Medion AG	789	6
*	Jenoptik AG	1,302	6
*	Alstria Office REIT-AG	893	6
*	comdirect bank AG	665	5
*	Carl Zeiss Meditec AG	423	5
*	Kloeckner-Werke AG	195	4
*	Constantin Medien AG
	Rights Exp. 5/7/09	2,411	—
			1,290
Greece (0.8%)
*	Hellenic Technodomiki Tev
	SA	4,437	29
	Jumbo S.A.	2,997	25
*	Alapis Holding Industrial and
	Commercial SA	19,236	19
	Fourlis SA	1,518	18
*	Intralot SA-Integrated Lottery
	Systems & Services	3,013	18
*	Motor Oil (Hellas) Corinth
	Refineries SA	1,677	18
	Hellenic Exchanges SA	1,947	17
*	Mytilineos Holdings SA	2,467	16
	Diagnostic & Therapeutic
	Center of Athens S.A.	5,341	14
*	Viohalco, Hellenic Copper &
	Aluminum Industry SA	2,755	14
	Folli-Follie SA	1,056	13
	Agricultural Bank of Greece	7,608	13
	GEK Terna Holding Real
	Estate Construction SA	2,119	13
	Postal Savings Bank	1,883	11
*	Metka SA	1,035	11
	Sidenor Steel Products
	Manufacturing Co. SA	1,783	9
	Athens Water Supply and
	Sewage Co. SA	1,092	9
	Hellenic Duty Free Shops SA	1,220	8
	Eurobank Properties Real
	Estate Investment Co.	635	6
	Attica Bank	1,604	5
			286
Hong Kong (0.7%)
	Pacific Basin Shipping Ltd.	43,000	21
*	HSBC China Dragon Fund	28,500	20
*	Ports Design Limited	10,500	16
	VTech Holdings Ltd.	3,000	15
*	SJM Holdings Ltd.	47,000	14
	Champion REIT	54,000	12

58

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Sinotrans Shipping Ltd.	38,500	12
*	Daphne International Ltd.	30,000	11
*	Xinyi Glass Holdings Co. Ltd.	18,000	11
*	Chow Sang Sang Holdings
	International Ltd.	18,000	11
*	Kingboard Laminates
	Holdings Ltd.	27,000	11
*	REXLot Holdings Ltd.	175,000	10
	SmarTone
	Telecommunications Ltd.	14,500	10
	Silver Grant International
	Industries Ltd.	74,000	9
	HKR International Ltd.	34,400	9
*	China Water Affairs
	Group Ltd.	42,000	9
	Midland Holdings Ltd.	20,000	8
	Mandarin Oriental
	International Ltd.	8,000	8
*	Stella International
	Holdings Ltd.	5,500	7
*	AAC Acoustic Technologies
	Holdings Inc.	12,000	7
*	Apac Resources Ltd.	120,000	5
*	Sun Hung Kai & Co. Ltd.	8,000	4
*	HKC (Holdings) Limited
	Warrants Exp. 5/26/11	9,100	—
	Hong Kong Energy
	Warrants Exp. 5/26/11	631	—
			240
India (1.6%)
	Torrent Power Ltd.	15,710	31
	Tata Tea Ltd.	1,938	26
*	Exide Industries Ltd.	24,878	26
	Indian Hotels Co. Ltd.	25,878	26
*	Petronet LNG Ltd.	24,657	26
	CESC Ltd.	5,391	25
*	United Phosphorus Ltd.	10,567	24
	Cummins India Ltd.	5,486	22
	Federal Bank Ltd.	5,583	21
	India Cements Ltd.	9,108	21
	Jain Irrigation Systems Ltd.	2,061	21
	Indiabulls Real Estate Ltd.	7,601	20
*	Titan Industries Ltd.	1,298	19
*	Sterling Biotech Ltd.	7,132	19
*	Yes Bank Ltd.	10,282	16
	Rural Electrification Corp. Ltd.	7,252	15
*	Biocon Ltd.	5,261	15
	Educomp Solutions Ltd.	292	15
*	Birla Corp. Ltd.	3,576	14
*	GTL Ltd.	2,747	14
*	LIC Housing Finance Ltd.	1,836	14
*	Patni Computer Systems Ltd.	4,095	13
*	IFCI Ltd.	25,470	13

			Market
			Value•
		Shares	($000)
*	Andhra Bank	10,559	12
	Balrampur Chini Mills Ltd.	7,915	11
	IVRCL Infrastructures &
	Projects Ltd.	3,280	11
	Shree Renuka Sugars Ltd.	5,178	10
*	Century Textile &
	Industries Ltd.	2,082	10
*	Indian Bank	4,717	10
*	GVK Power &
	Infrastructure Ltd.	16,145	9
	IRB Infrastructure
	Developers Ltd.	4,511	9
	Nagarjuna
	Construction Co. Ltd.	6,110	9
	Gujarat State Petronet Ltd.	10,618	8
			555
Indonesia (0.8%)
*	Adaro Energy PT	544,500	52
*	PT Lippo Karawaci Tbk	427,000	33
	PT Kalbe Farma Tbk	315,500	27
*	PT Medco Energi
	Internasional Tbk	86,500	21
	Bank Negara Indonesia
	Persero Tbk PT	178,000	21
*	Indo Tambangraya
	Megah PT	13,500	19
*	PT Barito Pacific Timber	263,000	17
*	Bakrie and Brothers
	Tbk PT	1,936,000	15
*	PT Indah Kiat Pulp &
	Paper Corp.	135,500	14
	Jasa Marga PT	110,500	12
*	Bisi International PT	63,000	10
*	Bakrieland Development
	Tbk PT	611,000	9
	PT Timah Tbk	49,500	7
*	PT Ciputra Development
	Tbk	135,000	6
			263
Ireland (0.6%)
	DCC PLC	2,433	44
	Paddy Power PLC	1,397	26
	Kingspan Group PLC	4,316	22
	Grafton Group PLC	6,092	22
	Glanbia PLC	6,320	18
*	United Drug PLC	6,245	18
	C&C Group PLC
	(UK Shares)	7,553	17
	Smurfit Kappa Group PLC	3,267	10
	Greencore Group PLC	7,024	9
	FBD Holdings PLC	937	7
*	AER Lingus Group PLC	6,441	5
	Total Produce PLC	13,378	5

59

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Irish Continental Group PLC	317	5
	C&C Group PLC	589	1
			209
Israel (0.1%)
	FMS Enterprises Migun Ltd.	504	12
	Frutarom Industries Ltd.	1,339	10
			22
Italy (2.7%)
	Societa Cattolica di
	Assicurazioni S.C.R.L.	1,638	52
	Prysmian SpA	3,946	48
	ACEA SpA	3,118	39
	Piccolo Credito Valtellinese
	Scarl	4,616	36
*	Hera SpA	16,366	33
*	Impregilo SpA	10,669	30
*	Davide Campari-Milano
	S.p.A.	4,478	30
*	Ansaldo STS SpA	1,869	30
*	ERG SpA	1,915	29
*	Geox SpA	2,857	24
	Milano Assicurazioni S.p.A.	7,455	23
*	Tod’s SpA	370	19
	Azimut Holding SpA	2,693	19
*	Fastweb SpA	783	19
*	Autostrada Torino-Milano
	SpA	2,363	17
*	Societa Iniziative Autostradali
	e Servizi SpA (SIAS)	3,023	17
	Credito Emiliano SpA	3,352	17
*	Banca Popolare dell’Etruria
	e del Lazio	2,667	16
	Mondadori (Arnoldo) Editore
	SpA	4,220	15
*	Iride SpA	10,389	15
*	DiaSorin SpA	642	14
	Recordati SpA	2,382	14
	Danieli & Co. Risp. SpA	1,978	14
*	Gruppo Editoriale L’Espresso
	SpA	9,304	13
	Compagnie Industriali
	Riunite SpA	9,974	13
*	Marr SpA	1,726	13
*	Gemina SPA	24,830	13
	Italmobiliare SpA
	Non-Convertible Risp.	516	12
*	Brembo SpA	2,103	12
*	Indesit Company SpA	2,446	12
	RCS Media Group SpA	10,497	12
	Cofide SpA	22,952	12
*	Astaldi SpA	2,151	12
*	Sorin S.p.A.	11,210	11
*	Permasteelisa SpA	774	11
*	Cementir Holding S.p.A.	2,924	10

			Market
			Value•
		Shares	($000)
*	Piaggio & C SpA	5,907	10
*	Trevi Finanziaria SpA	1,037	10
*	Interpump Group S.P.A.	2,138	9
*	Enia SpA	1,506	9
*	Industria Macchine
	Automatiche SpA	503	9
*	Sol SpA	2,019	9
*	Esprinet SpA	1,187	9
*	Seat Pagine Gialle SpA	32,960	9
	Premafin Finanziaria SpA	6,592	8
*	Italmobiliare SpA	221	8
*	Gruppo Coin SpA	2,478	8
	Credito Artigiano SpA	2,918	8
*	Landi Renzo SpA	1,887	8
*	Banco di Desio e della
	Brianza SpA	1,370	8
*	Snai SpA	2,106	8
*	Zignago Vetro SpA	1,621	8
*	Amplifon SpA	2,878	7
*	KME Group SpA	8,485	7
*	Tiscali SpA	14,081	7
*	Maire Tecnimont SpA	3,409	7
*	Beni Stabili SpA	10,122	6
*	Immobiliare Grande
	Distribuzione	4,228	6
*	Banca Italease	2,831	5
*	Telecom Italia Media SpA	41,206	5
			914
Japan (14.9%)
	GS Yuasa Corp.	8,000	54
*	Kagome Co. Ltd.	2,500	38
	eAccess Ltd.	49	32
	Glory Ltd.	1,700	31
	Duskin Co. Ltd.	2,000	31
	The Bank of Ikeda Ltd.	800	31
	Miraca Holdings Inc.	1,500	31
*	Park24 Co., Ltd.	3,900	30
	Kiyo Holdings Inc.	24,000	29
*	Daio Paper Corp.	3,000	27
	Rohto
	Pharmaceutical Co. Ltd.	3,000	27
	Japan Airport
	Terminal Co., Ltd.	2,500	25
	The Yamanashi Chuo
	Bank, Ltd.	5,000	24
	Comsys Holdings Corp.	3,000	24
	The Bank of Iwate, Ltd.	500	24
	Kyowa Exeo Corp.	3,000	23
	K’s Holdings Corp.	1,300	23
*	Fuji Oil Co.	2,300	23
*	Hitachi Zosen Corp.	22,000	23
*	Hosiden Corp.	1,800	22
	Unitika Ltd.	19,000	21
*	Sugi Holdings Co. Ltd.	1,100	21

60

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Sankyu Inc.	7,000	21
*	JVC KENWOOD
	Holdings Inc.	34,100	20
	Sangetsu Co. Ltd.	900	20
	Culture Convenience
	Club Co., Ltd.	3,100	19
	Kissei Pharmaceutical Co.	1,000	19
	Ryosan Co., Ltd.	900	19
	Okumura Corp.	5,000	19
*	Nissin Kogyo Co. Ltd.	1,600	18
	Yodogawa Steel Works Ltd.	4,000	18
*	Point, Inc.	400	18
*	Sanyo Special Steel Co., Ltd.	5,000	18
	Daiwabo Co. Ltd.	4,000	17
*	Daiseki Co. Ltd.	900	17
	Kureha Chemical Industry Co.	4,000	17
	Sundrug Co. Ltd.	1,100	17
*	Seiko Holdings Corp.
	(Hattori Seiko)	8,000	17
	Exedy Corp.	900	17
	Maeda Road
	Construction Co., Ltd.	2,000	17
	Kaken Pharmaceutical Co.	2,000	17
*	Hitachi Transport System Ltd.	1,600	16
	Tsubakimoto Chain Co.	5,000	16
	EDION Corp.	3,400	16
	Futaba Corp.	900	16
*	Hogy Medical Co., Ltd.	300	16
*	TS Tech Co. Ltd.	1,300	16
*	Fancl Corp.	1,400	16
	Kurabo Industries Ltd.	8,000	16
	Aderans Co. Ltd.	1,600	15
	Takasago Thermal
	Engineering Co., Ltd.	2,000	15
	Miura Co., Ltd.	700	15
	Nichicon Corp.	1,600	15
*	Nagase & Co., Ltd.	2,000	15
*	Keihin Corp.	1,200	15
	Tokyo Ohka Kogyo Co., Ltd.	900	15
	Central Glass Co., Ltd.	4,000	15
	Nippo Corp.	2,000	15
	Daifuku Co., Ltd.	2,500	15
*	Toyo Tanso Co. Ltd.	400	15
*	NOF Corp.	4,000	15
*	Saibu Gas Co. Ltd.	6,000	15
	The Toho Bank Ltd.	4,000	15
*	Horiba Ltd.	800	15
	The Shikoku Bank, Ltd.	4,000	14
	Sumitomo
	Warehouse Co. Ltd.	4,000	14
*	Ryoshoku Ltd.	700	14
*	The Okinawa Electric
	Power Co. Inc.	300	14
	Fuji Soft ABC Inc.	1,000	14

			Market
			Value•
		Shares	($000)
	Hanwa Co. Ltd.	5,000	14
	Nippon Suisan Kaisha Ltd.	4,900	14
	So-net Entertainment Corp.	6	14
	FP Corp.	400	14
*	Anritsu Corp.	4,000	14
	Sawai
	Pharmaceutical Co. Ltd.	300	14
*	Nippon Yakin Kogyo Co. Ltd.	4,000	14
	Sanwa Shutter Corp.	5,000	14
*	Shochiku Co.	2,000	14
	Snow Brand Milk
	Products Co.	5,500	14
	Kakaky.com, Inc.	4	14
	The Yamagata Bank, Ltd.	3,000	14
	Meitec Corp.	1,000	14
	Meidensha Corp.	5,000	14
	Nichi-Iko
	Pharmaceutical Co., Ltd.	500	13
	Sanki Engineering Co. Ltd.	2,000	13
	Nippon Light Metal Co.	15,000	13
	Japan Vilene Co. Ltd.	3,000	13
	Toho Zinc Co. Ltd.	4,000	13
*	Tokai Tokyo
	Securities Co. Ltd.	6,000	13
	Nifco Inc.	1,000	13
	Aichi Steel Corp.	4,000	13
*	Roland Corp.	1,100	13
	Toei Co.	3,000	13
*	Tadano Ltd.	3,000	13
	Komori Corp.	1,400	13
*	Heiwa Real Estate Co., Ltd.	5,000	13
*	Showa Corp.	2,700	13
*	Nippon Denko Co., Ltd.	3,000	13
	Inaba Denki Sangyo Co., Ltd.	600	13
	ADEKA Corp.	2,000	13
*	Noritz Corp.	1,000	13
	Musashi Seimitsu
	Industry Co., Ltd.	1,000	13
	Net One Systems Co., Ltd.	10	13
	Mandom Corp.	700	13
*	Shin-Etsu Polymer Co. Ltd.	2,400	13
	The Fukui Bank Ltd.	4,000	13
	Sanken Electric Co., Ltd.	4,000	13
*	Toagosei Co., Ltd.	5,000	12
	Kyudenko Corp.	2,000	12
*	DCM Japan
	Holdings Co., Ltd.	2,400	12
	Morinaga Milk
	Industry Co. Ltd.	4,000	12
	MOS Food Services Inc.	800	12
*	Accordia Golf Co. Ltd.	21	12
*	Alpine Electronics Inc.	1,500	12
	Ryoden Trading Co. Ltd.	3,000	12
	Paris Miki Inc.	1,300	12

61

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Descente Ltd.	3,000	12
*	RYOYO ELECTRIC CORP.	1,500	12
	Aica Kogyo Co., Ltd.	1,400	12
*	Kyoei Steel Ltd.	600	12
	OSG Corp.	1,900	12
	Amano Corp.	1,500	12
	Maruha Nichiro Holdings Inc.	9,000	12
*	Nisshin Oil Mills Ltd.	3,000	12
*	Sumitomo Precision
	Products Co. Ltd.	3,000	12
	Mizuno Corp.	3,000	12
*	Sakata Seed Corp.	900	12
*	Fuyo General Lease Co. Ltd.	700	12
	The Miyazaki Bank Ltd.	3,000	12
*	Japan Wool Textile Co., Ltd.	2,000	12
	Ryobi Ltd.	5,000	12
	Nippon Flour Mills Co., Ltd.	3,000	12
	Kyorin Co. Ltd.	1,000	12
	Tokyo Seimitsu Co., Ltd.	1,000	12
*	Yokohama Reito Co., Ltd.	2,000	12
	The Yachiyo Bank Ltd.	400	12
*	Hitachi Kokusai Electric Inc.	2,000	12
*	Senshukai Co. Ltd.	1,800	12
	Rhythm Watch Co. Ltd.	13,000	12
	Aiphone Co. Ltd.	700	11
*	Cybozu Inc.	65	11
	Takara Standard Co.	2,000	11
*	Tokyo Dome Corp.	4,000	11
	The Aomori Bank Ltd.	3,000	11
	Iwatani International Corp.	5,000	11
*	Saizeriya Co., Ltd.	1,000	11
*	Nikkiso Co. Ltd.	2,000	11
	Valor Co. Ltd.	1,500	11
*	Belluna Co., Ltd.	3,600	11
	Denki Kogyo Co. Ltd.	2,000	11
*	Doutor Nichires
	Holdings Co. Ltd.	900	11
	Fujicco Co. Ltd.	1,000	11
	Japan Securities
	Finance Co., Ltd.	2,000	11
	Nippon System
	Development Co., Ltd.	1,400	11
*	Hokuetsu Paper Mills, Ltd.	2,500	11
	Kayaba Industry Co. Ltd.	6,000	11
*	Bank of the Ryukyus Ltd.	1,400	11
	Nachi-Fujikoshi Corp.	6,000	11
*	Max Co. Ltd.	1,000	11
	Bank of Okinawa, Ltd	400	11
	Mitsui Sugar Co. Ltd.	4,000	11
*	Nippon Metal
	Industry Co. Ltd.	7,000	11
	Joshin Denki Co. Ltd.	2,000	11
*	Mikuni Coca-Cola
	Bottling Co. Ltd.	1,400	11

			Market
			Value•
		Shares	($000)
*	Toho Pharmaceutical Co. Ltd.	1,100	11
	Resorttrust, Inc.	1,100	11
*	Daiei, Inc.	2,750	11
	Tokyo Rope
	Manufacturing Co. Ltd.	4,000	11
*	Mitsui Soko Co., Ltd.	3,000	11
	Hokuto Corp.	600	11
	Riken Corp.	4,000	11
	The Nagano Bank, Ltd.	4,000	11
*	Mitsubishi Steel
	Manufacturing Co., Ltd.	5,000	11
	Seikagaku Corp.	1,100	10
	ZERIA
	Pharmaceutical Co. Ltd.	1,000	10
	Nitto Kohki Co. Ltd.	600	10
	Toyo Tire & Rubber Co., Ltd.	6,000	10
*	Mitsubishi Paper Mills Ltd.	7,000	10
*	Zenrin Co. Ltd.	800	10
*	Godo Steel Ltd.	4,000	10
*	Izumiya Co.	2,000	10
	Sintokogio Ltd.	1,600	10
	Tamron Co. Ltd.	1,000	10
	Sumitomo Light Metal
	Industries Ltd.	11,000	10
	The Oita Bank Ltd.	2,000	10
	Iseki & Co. Ltd.	4,000	10
*	Wacom Co. Ltd.	8	10
*	Marusan Securities Co. Ltd.	1,800	10
	Gun-Ei Chemical
	Industry Co. Ltd.	5,000	10
*	FCC Co. Ltd.	800	10
*	Akebono Brake
	Industry Co. Ltd.	2,100	10
	Okamoto Industries, Inc.	3,000	10
	The Akita Bank Ltd.	3,000	10
	Hisaka Works, Ltd.	1,000	10
	Kaga Electronics Co. Ltd.	1,100	10
*	Nissen Holdings Co. Ltd.	2,600	10
	The Ehime Bank Ltd.	4,000	10
	The Tokushima Bank Ltd.	2,000	10
	Nippon Chemi-Con Corp.	4,000	10
*	Kappa Create Co. Ltd.	550	10
*	ASKUL Corp.	700	10
	Nihon Kohden Corp.	900	10
*	Earth Chemical Co. Ltd.	400	10
	Daihen Corp.	3,000	10
	Nippon Soda Co.	3,000	10
*	Kanto Auto Works Ltd.	900	10
	The Tokyo Tomin Bank, Ltd.	700	10
*	Star Micronics Co. Ltd.	1,200	10
	Okamura Corp.	2,000	10
*	Daibiru Corp.	1,400	10
	Achilles Corp.	7,000	10
	Maeda Corp.	3,000	10

62

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	SMK Corp.	3,000	10
	Tomato Bank, Ltd.	4,000	10
	Morinaga & Co. Ltd.	5,000	10
	Ariake Japan Co., Ltd.	700	10
	Trans Cosmos, Inc.	1,500	10
*	Kadokawa Group
	Holdings, Inc.	500	10
	Nitto Boseki Co., Ltd.	5,000	10
*	KOA Corp.	1,600	10
	Toyo Engineering Corp.	3,000	10
*	Sinanen Co., Ltd.	2,000	10
	Uniden Corp.	3,000	10
*	Nippon Carbon Co. Ltd.	4,000	10
	Asahi Diamond
	Industrial Co. Ltd.	2,000	10
	Nakamuraya Co. Ltd.	2,000	9
*	Iwai Securities Co. Ltd.	1,400	9
*	Furukawa Co. Ltd.	10,000	9
*	Nakayama Steel Works Ltd.	4,000	9
*	Kanematsu Corp.	12,000	9
*	Toshiba Plant Systems &
	Services Corp.	1,000	9
	Bando Chemical
	Industries Ltd.	4,000	9
	Kitz Corp.	3,000	9
	Tomy Co. Ltd.	2,300	9
*	Sanyo Chemical
	Industries, Ltd.	2,000	9
	Inageya Co. Ltd.	1,000	9
	Yoshimoto Kogyo Co. Ltd.	1,000	9
	The Tochigi Bank, Ltd.	2,000	9
*	Oiles Corp.	800	9
*	Makino Milling Machine Co.	3,000	9
*	Royal Co. Ltd.	900	9
*	XEBIO Co., Ltd.	600	9
*	Chofu Seisakusho Co. Ltd.	500	9
	Tachihi Enterprise Co. Ltd.	200	9
*	Oyo Corp.	900	9
	Taikisha Ltd.	800	9
	Neturen Co. Ltd.	1,200	9
	Nippon Seiki Co. Ltd.	1,000	9
	Sanden Corp.	4,000	9
	Sakai Chemical
	Industry Co. Ltd.	3,000	9
*	SHO-BOND Holdings Co. Ltd.	500	9
	The Bank of Saga Ltd.	3,000	9
	TOC Co., Ltd.	2,700	9
*	Fujiya Co. Ltd.	7,000	9
	Nippon Shinyaku Co. Ltd.	1,000	9
	Nippon Beet Sugar
	Manufacturing Co. Ltd.	4,000	9
*	Kuroda Electric Co. Ltd.	1,300	9
*	Nagaileben Co., Ltd.	500	9
	Seiren Co. Ltd.	1,900	9

			Market
			Value•
		Shares	($000)
	The Shonai Bank Ltd.	5,000	9
*	Hitachi Information
	Systems Ltd.	500	9
*	Parco Co. Ltd.	1,300	9
	The Kanto Tsukuba
	Bank, Ltd.	2,100	9
	Sagami Chain Co. Ltd.	1,000	9
	Nihon Unisys, Ltd.	1,400	9
	The Eighteenth Bank Ltd.	3,000	9
	Taihei Dengyo Kaisha Ltd.	1,000	9
	Hokuriku Electric
	Industry Co. Ltd.	6,000	9
	Toyo Ink
	Manufacturing Co., Ltd.	4,000	9
	Yokogawa Bridge
	Holdings Corp.	1,000	9
	Nippon Thompson Co., Ltd.	2,000	9
	Kyodo Printing Co. Ltd.	4,000	9
	Shinmaywa Industries, Ltd.	3,000	9
	Shinkawa Ltd.	700	9
	T-Gaia Corp.	7	9
	Nippon Densetsu
	Kogyo Co. Ltd.	1,000	9
*	Ministop Co. Ltd.	600	9
	Hibiya Engineering Ltd.	1,000	9
	Nippon Signal Co. Ltd.	1,400	8
	Noritake Co., Ltd.	3,000	8
	The Kagawa Bank Ltd.	2,000	8
	Jaccs Co., Ltd.	4,000	8
	Mars Engineering Corp.	300	8
	Japan Radio Co., Ltd.	4,000	8
	Nihon Parkerizing, Co., Ltd.	1,000	8
	AIDA Engineering Ltd.	3,000	8
*	Mitsubishi Pencil Co. Ltd.	800	8
	Nippon Valqua Industries Ltd.	4,000	8
	Osaki Electric Co. Ltd.	1,000	8
	Nichiden Corp.	300	8
	Maezawa Kyuso
	Industries Co. Ltd.	500	8
	Daimei Telecom
	Engineering Corp.	1,000	8
*	IBJ Leasing Co. Ltd.	800	8
	Nippon Konpo
	Unyu Soko Co. Ltd.	1,000	8
	Atsugi Co. Ltd.	6,000	8
	The Daisan Bank Ltd.	3,000	8
*	Seika Corp.	4,000	8
*	Hitachi Plant
	Technologies Ltd.	2,000	8
	Nihon Dempa Kogyo Co. Ltd.	500	8
	Sasebo Heavy
	Industries Co. Ltd.	4,000	8
	ASKA
	Pharmaceutical Co. Ltd.	1,000	8

63

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Taiyo Ink
	Manufacturing Co. Ltd.	500	8
*	Toyo Corp.	900	8
	Nitta Corp.	700	8
	The Tottori Bank Ltd.	3,000	8
	Goldcrest Co. Ltd.	350	8
	Jeol Ltd.	3,000	8
	WATAMI Co. Ltd.	400	8
*	Unicharm Petcare Corp.	300	8
	Fujitec Co. Ltd.	2,000	8
	Toyo Kohan Co. Ltd.	2,000	8
	Geo Corp.	14	8
	The Shimizu Bank Ltd.	200	8
	Fujimi Inc.	700	8
	Yuasa Trading Co. Ltd.	8,000	8
*	Iino Kaiun Kaisha Ltd.	1,600	8
	Inabata & Co., Ltd.	2,900	8
	Shinko Shoji Co. Ltd.	1,200	8
	CKD Corp.	2,100	8
	Topy Industries Ltd.	5,000	8
	Penta-Ocean
	Construction Co.	6,500	8
	Tachi-S Co. Ltd.	1,200	8
	Moshi Moshi Hotline Inc.	450	8
	The Kita-Nippon Bank, Ltd.	300	8
	Mitsuboshi Belting Co. Ltd.	2,000	8
	Towa Pharmaceutical Co. Ltd.	200	8
	Toda Kogyo Corp.	2,000	8
	The Higashi-Nippon
	Bank, Ltd.	3,000	8
	San-Ai Oil Co. Ltd.	2,000	8
*	The Chiba Kogyo Bank Ltd.	800	8
	Chugai Ro Co. Ltd.	3,000	8
*	Pigeon Corp.	300	8
*	Best Denki Co. Ltd.	2,500	7
	Tsuruha Holdings, Inc.	300	7
*	Ishihara Sangyo Kaisha Ltd.	10,000	7
	Orient Corp.	7,500	7
*	Century Leasing System Inc.	1,200	7
*	Nohmi Bosai Ltd.	1,000	7
	The Shibusawa
	Warehouse Co. Ltd.	2,000	7
	Sanrio Co., Ltd.	1,000	7
	Yoshinoya D&C Co. Ltd.	7	7
	Asahi Organic Chemicals
	Industry Co. Ltd.	3,000	7
	ARCS Co. Ltd.	600	7
*	Kisoji Co. Ltd.	400	7
*	Ichiyoshi Securities Co. Ltd.	1,300	7
*	Matsuya Co. Ltd.	600	7
	Daikyo, Inc.	6,000	7
	AOC Holdings Inc.	1,200	7
*	TKC Corp.	400	7
	Trusco Nakayama Corp.	600	7

			Market
			Value•
		Shares	($000)
	The Michinoku Bank Ltd.	3,000	7
	Tokushu Tokai
	Holdings Co. Ltd.	3,000	7
	The Aichi Bank Ltd.	100	7
*	GMO Internet, Inc.	2,300	7
	Toa Corp.	6,000	7
	Nishimatsuya Chain Co., Ltd.	900	7
	Union Tool Co.	300	7
	Sodick Co. Ltd.	3,100	7
	Organo Corp.	1,000	7
	Avex Inc.	800	7
*	Nihon Nohyaku Co. Ltd.	1,000	7
	Zensho Co. Ltd.	1,500	7
	AOKI Holdings Inc.	800	7
*	Daiichi Chuo Kisen Kaisha	3,000	7
*	Chudenko Corp.	500	7
*	Sankyo-Tateyama
	Holdings Inc.	10,000	7
	Kanto Denka Kogyo Co. Ltd.	2,000	7
	Megachips Corp.	500	7
*	The Nippon Synthetic
	Chemical Industry Co., Ltd.	2,000	7
*	Kato Sangyo Co. Ltd.	500	7
	Chiyoda Co., Ltd.	500	7
*	Fuji Co. Ltd.	400	7
*	Ines Corp.	1,300	7
	Noritsu Koki Co. Ltd.	900	7
	Nissho Electronics Corp.	700	7
*	Canon Electronics Inc.	600	7
*	Nippon Gas Co. Ltd.	500	7
*	Shoei Co. Ltd.	1,000	7
	Sanshin Electronics Co., Ltd.	1,100	7
	Futaba Industrial Co. Ltd.	1,500	7
	Nichias Corp.	3,000	7
*	Heiwado Co. Ltd.	600	7
	TV Tokyo Corp.	200	7
*	Japan Cash Machine Co. Ltd.	800	7
*	Tuopai Yeast Liquor Co., Ltd.	1,100	7
	Marudai Food Co., Ltd.	3,000	7
*	Shinko Plantech Co. Ltd.	1,000	7
	Round One Corp.	900	7
	Toyo Kanetsu Kabushiki	4,000	7
	Nitto Kogyo Corp.	800	7
*	Itochu Enex Co. Ltd.	1,200	7
	NEC Systems	700	7
*	Sekisui Jushi Corp.	1,000	7
	Tenma Corp.	700	7
*	Alpen Co., Ltd.	400	7
	Paramount Bed Co. Ltd.	500	7
	The Hokuetsu Bank Ltd.	4,000	7
	Temp Holdings Co. Ltd.	1,100	7
	Tsutsumi Jewerly Co., Ltd.	400	7
*	Enplas Corp.	700	7
*	Sanyo Shokai Ltd.	2,000	7

64

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	So-net M3, Inc.	2	7
	The Minato Bank, Ltd.	5,000	6
*	Stella Chemifa Corp.	300	6
*	Nippon Kanzai Co. Ltd.	500	6
	Shinko Electric Co. Ltd.	3,000	6
*	S.T. Corp.	700	6
*	Pilot Corp.	6	6
	Bunka Shutter Co. Ltd.	2,000	6
*	Itochu-Shokuhin Co. Ltd.	200	6
	Torishima Pump
	Manufacturing Co. Ltd.	500	6
	H.I.S Co., Ltd.	400	6
	Nissan Shatai Co. Ltd.	1,000	6
*	Kumiai Chemical
	Industry Co. Ltd.	2,000	6
*	Dwango Co. Ltd.	4	6
	France Bed Holdings Co. Ltd.	5,000	6
*	T Hasegawa Co. Ltd.	600	6
*	Mito Securities Co. Ltd.	3,000	6
*	Cawachi Ltd.	400	6
*	Sumikin Bussan Corp.	3,000	6
*	Milbon Co., Ltd.	300	6
	Itoham Foods, Inc.	2,000	6
	Kintetsu World Express Inc.	300	6
	OMC Card, Inc.	3,400	6
	Nice Holdings Inc.	4,000	6
*	Nippon Ceramic Co. Ltd.	600	6
*	Nichii Gakkan Co.	700	6
*	Toshiba Machine Co. Ltd.	2,000	6
*	Ricoh Leasing Co., Ltd.	400	6
	Mitsuuroko Co. Ltd.	1,000	6
*	Shinwa Co., Ltd.	500	6
*	Yusen Air &
	Sea Service Co. Ltd.	500	6
	Prima Meat Packers Ltd.	5,000	6
	Yamazen Corp.	2,000	6
*	Topre Corp.	700	6
	Chugoku Marine Paints, Ltd.	1,000	6
	The Mie Bank Ltd.	2,000	6
	Chuetsu Pulp &
	Paper Co. Ltd.	2,000	6
*	Katakura Industries Co. Ltd.	700	6
*	JFE Shoji Holdings Inc.	2,000	6
*	Topcon Corp.	1,200	6
*	Shizuoka Gas Co. Ltd.	1,000	6
*	San-A Co. Ltd.	200	6
*	Asahi Holdings, Inc.	400	6
*	Warabeya Nichiyo Co. Ltd.	500	6
*	Yaoko Co. Ltd.	200	5
	Showa Sangyo Co. Ltd.	2,000	5
	Fuji Seal International Inc.	400	5
	J-Oil Mills Inc.	2,000	5
*	BIC CAMERA INC.	21	5
	Japan Pulp & Paper Co. Ltd.	2,000	5

			Market
			Value•
		Shares	($000)
*	Senko Co. Ltd.	2,000	5
*	Dydo Drinco Inc.	200	5
	Japan Aviation Electronics
	Industry, Ltd.	1,000	5
	Japan Transcity Corp.	2,000	5
*	Kanto Natural Gas
	Development Ltd.	1,000	5
*	Yurtec Corp.	1,000	5
	Nidec Copal Corp.	800	5
*	Daisyo Corp.	400	5
	Nishimatsu
	Construction Co., Ltd.	6,000	5
	NEC Fielding Ltd.	500	5
	Unipres Corp.	700	5
*	Shinwa Kaiun Kaisha, Ltd.	2,000	5
*	Aeon Delight Co. Ltd.	400	5
	Furukawa-Sky
	Aluminum Corp.	3,000	5
*	Nidec Copal Electronics Corp.	1,100	5
*	SSP Co. Ltd.	1,000	5
	As One Corp.	300	5
*	Life Corp.	300	5
*	Coca-Cola Central
	Japan Co. Ltd.	400	5
	OBIC Business
	Consultants Co., Ltd.	150	5
*	Osaka Steel Co. Ltd.	300	5
	Takasago International Corp.	1,000	5
*	Yonekyu Corp.	500	5
*	Nippon Sharyo Ltd.	1,000	5
	Modec, Inc.	300	4
	Fuji Kyuko Co. Ltd.	1,000	4
	Dai-Dan Co. Ltd.	1,000	4
*	Maruetsu Inc.	1,000	4
*	Fujita Kanko, Inc.	1,000	4
*	Plenus Co. Ltd.	300	4
	Daido Metal Co. Ltd.	1,000	4
	Daiso Co. Ltd.	2,000	4
*	Pacific Golf Group
	International Holdings KK	9	4
*	EPS Co. Ltd.	1	4
	The Chukyo Bank, Ltd.	1,000	3
			5,018
Luxembourg (0.0%)
	Gagfah SA	1,135	7

Malaysia (1.0%)
	IGB Corp., Bhd.	45,600	23
	Multi-Purpose Holdings Bhd.	59,200	22
	Bursa Malaysia Bhd.	12,500	21
	Media Prima Bhd.	60,100	21
	Top Glove Corp. Bhd.	13,400	21
	Berjaya Corp. Bhd.	88,400	21

65

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Airasia Bhd.	63,300	21
	Pos Malaysia &
	Services Holding Bhd.	32,700	20
	KNM Group Bhd.	126,400	20
*	KFC Holdings Malaysia Bhd.	10,000	19
	Malaysian
	Resources Corp., Bhd.	56,100	18
	Dialog Group Bhd.	57,900	18
	KLCC Property Holdings Bhd.	17,400	15
	Asiatic Development Bhd.	10,300	14
	Kulim Malaysia Bhd.	8,900	14
	Boustead Holdings Bhd.	11,600	12
	Malaysian Airline
	System Bhd.	12,600	11
	Samling Global Ltd.	206,000	9
	DRB-Hicom Bhd.	28,200	8
	Malaysian Bulk Carriers Bhd.	9,500	8
	Wah Seong Corp. Bhd.	15,300	7
	WCT Berhad	15,800	7
			350
Mexico (0.5%)
	Coca-Cola Femsa SA de CV	9,200	36
	Grupo Aeroportuario del
	Sureste SA de CV	7,500	23
	Banco Conpartamos SA
	de CV	8,600	21
*	Promotora y Operadora de
	Infraestructura SAB de CV	10,028	16
*	Industrias CH SAB de CV	6,000	13
	Grupo Aeroportuario del
	Centro Norte Sab de CV	12,786	13
	TV Azteca SAB de CV	38,300	13
*	Axtel, SAB de CV	29,374	12
	Consorcio ARA SA de CV	38,800	12
*	Grupo Simec SAB de CV	3,765	6
			165
Netherlands (2.1%)
	Koninklijke Boskalis
	Westminster NV	1,885	44
	Wereldhave NV	601	41
*	Crucell NV	1,912	40
	Koninklijke Vopak NV	715	31
	Eurocommercial Properties
	NV	1,001	29
	Imtech NV	1,840	29
	Nutreco Holding NV	785	27
	Koninklijke BAM Groep NV	2,724	27
	Aalberts Industries NV	3,247	25
*	Hunter Douglas NV	918	23
	CSM NV	1,729	22
	Vastned Retail NV	496	22
	Oce NV	3,369	21
	BinckBank NV	1,903	21

			Market
			Value•
		Shares	($000)
*	Smit Internationale NV	366	21
*	Nieuwe Steen Investments
	Funds NV	1,104	17
*	ASM International NV	1,448	17
	Arcadis NV	1,133	17
	Mediq NV	1,584	16
	Koninklijke Ten Cate NV	810	15
	USG People NV	1,492	14
	Exact Holding NV	695	14
	TKH Group NV	1,083	13
*	Grontmij NV	582	13
*	Draka Holding NV	1,182	13
*	Eriks Group NV	366	12
*	Koninklijke Wessanen NV	2,712	12
	Sligro Food Group NV	512	12
*	Super De Boer NV	2,818	11
	Unit 4 Agresso NV	887	11
*	Brunel International NV	535	8
	Beter BED Holding NV	741	8
	Macintosh Retail Group NV	706	8
	Telegraaf Media Groep NV	566	7
*	Ordina NV	1,667	7
	VastNed Offices/Industrial NV	618	7
	Wavin NV	2,456	7
*	TomTom NV	1,047	7
*	Heijmans NV	805	5
			694
New Zealand (0.2%)
	Infratil Ltd.	11,763	10
	New Zealand Oil & Gas Ltd.	12,888	10
	Goodman Property Trust	21,568	10
	AMP NZ Office Trust	19,540	9
	Freightways Ltd.	5,291	9
	Nuplex Industries Ltd.	20,390	4
			52
Norway (1.6%)
	Tandberg ASA	3,200	45
*	Marine Harvest	90,000	41
	Frontline Ltd.	1,800	36
	Acergy SA	4,600	35
*	Prosafe ASA	7,000	29
*	Subsea 7 Inc.	3,800	28
*	TGS Nopec Geophysical Co.
	ASA	3,400	25
*	Fred Olsen Energy ASA	750	24
*	Petroleum Geo-Services ASA	4,600	22
	Aker ASA	1,000	19
*	Det Norske Oljeselskap
	(DNO) ASA	22,000	19
	Schibsted ASA	1,600	17
*	Ekornes ASA	1,300	16
	Tomra Systems ASA	4,000	15
*	Veidekke ASA	3,000	14

66

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Atea ASA	4,000	12
*	Norske Skogindustrier ASA	5,000	12
*	Prosafe Production	6,000	11
*	BW Offshore Ltd.	12,000	10
	Sparebank 1 SR Bank	2,800	10
	Sparebanken 1 SMN	2,200	10
*	Cermaq ASA	1,500	9
*	Hafslund ASA B Shares	900	9
*	Opera Software ASA	2,000	8
*	ABG Sundal Collier Holding
	ASA	10,000	8
	Golar LNG Ltd.	1,200	6
*	ODIM ASA	1,200	6
*	Wilh Wilhelmsen ASA	500	6
*	Siem Offshore Inc.	6,000	6
	DOF ASA	1,200	6
	Stolt-Nielsen SA	700	6
*	Sevan Marine ASA	6,000	5
*	BW GAS Ltd.	1,500	5
*	Leroy Seafood Group ASA	400	5
			535
Philippines (0.2%)
	PNOC Energy
	Development Corp.	404,000	30
	Aboitiz Power Corp.	132,000	14
	Manila Water Co. Inc.	46,800	13
	International Container
	Terminal Services, Inc.	41,770	11
*	First Gen Corp.	19,570	8
*	First Philippine
	Holdings Corp.	6,000	3
			79
Poland (0.5%)
	Asseco Poland SA	1,986	31
*	PBG SA	456	28
	Polimex Mostostal SA	12,797	15
*	Netia SA	12,640	14
	Grupa Kety SA	554	12
	Orbis SA	1,009	11
	Zaklad Przetworstwa
	Hutniczego Stalprodukt SA	67	10
*	Synthos SA	49,145	9
*	AmRest Holdings NV	563	8
*	Bioton SA	86,554	8
*	Grupa Lotos SA	1,483	7
	Agora SA	1,514	7
*	Echo Investment SA	8,047	7
*	Cersanit-Krasnystaw SA	1,906	6
			173
Portugal (0.5%)
	Jeronimo Martins, SGPS, SA	7,373	41
	Sonae SGPS SA	29,570	25

			Market
			Value•
		Shares	($000)
	Portucel-Empresa Produtora
	de Pasta e Papel SA	8,870	19
	Teixeira Duarte-Engenharia
	Construcoes SA	15,729	16
	REN-Redes Energeticas
	Nacionais SA	3,567	15
	Altri SGPS SA	4,358	13
*	Mota Engil SGPS SA	2,882	12
	Sonae Industria-SGPS SA	3,006	10
	Semapa-Sociedade de
	Investimento e Gestao,
	SGPS, SA	942	8
	Banif SGPS SA	5,034	7
*	Sonaecom SGPS SA	2,794	7
			173
Russia (0.0%)
*	RBC Information Systems	12,981	14

Singapore (1.0%)
	Jardine Strategic
	Holdings Ltd.	5,000	59
	Ascendas REIT	51,000	46
	Singapore Petroleum Co. Ltd.	14,000	31
*	Ascendas India Trust	63,000	23
	Suntec REIT	42,000	21
	Singapore Airport Terminal
	Services Ltd.	17,000	15
	Raffles Education Corp. Ltd.	48,000	14
*	Hyflux Ltd.	11,000	13
	Mapletree Logistics Trust	44,000	13
*	Macquarie International
	Infrastructure Fund Ltd.	47,000	11
*	Straits Asia Resources Ltd.	15,000	11
	CDL Hospitality Trusts	26,000	10
*	Kim Eng Holdings Ltd.	10,000	10
	Ezra Holdings Ltd.	15,000	9
	Fortune REIT	24,000	9
	OM Holdings Ltd.	9,197	8
	Goodpack Ltd.	15,000	8
*	Indofood Agri Resources Ltd.	13,000	8
*	Biosensors International
	Group Ltd.	26,000	8
	Banyan Tree Holdings Ltd.	24,000	6
	Synear Food Holdings Ltd.	34,000	4
			337
South Africa (0.4%)
	Aquarius Platinum Ltd.	12,874	48
	JD Group Ltd.	4,045	16
	City Lodge Hotels Ltd.	1,692	13
	Astral Foods Ltd.	1,084	13
*	PSG Group Ltd.	4,945	9
	Omnia Holdings Ltd.	1,400	9
	DRDGOLD, Ltd.	9,556	8

67

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Simmer & Jack Mines Ltd.	21,298	7
*	Afgri Ltd.	11,726	7
*	Blue Label Telecoms Ltd.	11,982	6
			136
South Korea (4.5%)
	Korea Zinc Co., Ltd.	444	48
	Korean Reinsurance Co.	3,920	36
	Taihan Electric Wire Co., Ltd.	1,720	34
	Hanmi Pharm Co., Ltd.	306	33
	Tong Yang Investment Bank	3,950	32
	Seoul
	Semiconductor Co. Ltd.	1,292	31
	SK Chemicals Co. Ltd.	700	31
	Celltrion Inc.	2,318	28
	MegaStudy Co. Ltd.	163	28
*	LG Life Sciences Ltd.	571	27
	Hyundai Marine &
	Fire Insurance Co., Ltd.	2,290	27
	Dong-A
	Pharmaceutical Co. Ltd.	366	26
	Macquarie Korea
	Infrastructure Fund	6,840	25
	Hanjin Heavy
	Industries Co. Ltd.	1,540	24
	ORION Corp.	150	23
	E1 Corp.	386	23
	LG International Corp.	1,380	22
	Korea Kumho
	Petrochemical Co., Ltd.	800	22
	LG Insurance Co. Ltd.	1,680	21
	Hanil Cement
	Manufacturing Co. Ltd.	318	21
	Tae Kwang Industry Co.	41	20
	Korea Line Corp.	344	20
	LG Fashion Corp.	1,190	20
	Samchully Co. Ltd.	198	20
	Meritz Fire &
	Marine Insurance Co. Ltd.	4,390	20
	Daewoong
	Pharmaceutical Co. Ltd.	417	19
*	SK Securities Co. Ltd.	8,520	19
	S&T Dynamics Co. Ltd.	1,650	19
*	SK Broadband Co. Ltd.	3,970	18
*	Komipharm
	International Co. Ltd.	313	18
	Hotel Shilla Co.	1,470	18
	Seah Besteel Corp.	1,410	18
*	Ssangyong Cement
	Industrial Co., Ltd.	2,430	18
	Samyang Corp.	590	18
	SFA Engineering Corp.	443	18
	SK Gas Co. Ltd.	416	17
	CJ CGV Co. Ltd.	1,250	16

			Market
			Value•
		Shares	($000)
	SODIFF Advanced
	Materials Co. Ltd.	256	16
*	Hanwha Securities Co.	1,880	16
	Hanjin Transportation Co. Ltd.	640	16
*	Poongsan Corp.	1,280	16
	TK Corp.	567	16
	Humax Co., Ltd.	1,310	15
	CJ O Shopping Co., Ltd.	239	15
	Woongjin Thinkbig Co. Ltd.	870	15
*	Neowiz Games Corp.	314	15
	Woongjin Holdings Co. Ltd.	1,470	15
	Kolon Industries Inc.	520	14
	Namhae Chemical Corp.	810	14
	Hansol Paper Co. Ltd.	1,920	14
*	KIWOOM Securities Co., Ltd.	329	14
*	Woongjin Chemical Co., Ltd.	1,730	14
	POSDATA Co. Ltd.	2,625	14
*	Seoul Securities Co., Ltd.	15,540	14
	Sung Kwang Bend Co. Ltd.	878	14
*	NH Investment &
	Securities Co. Ltd.	2,270	14
	Binggrae Co. Ltd.	430	14
	Taewoong Co., Ltd.	183	13
	Hyundai Elevator Co.	239	13
	Hyunjin Materials Co. Ltd.	433	13
	LS Industrial Systems Co. Ltd.	229	13
	Hana Tour Service Inc.	542	13
	Asiana Airlines	3,880	13
	KISCO Corp.	292	12
	Youngone Corp.	1,590	12
	CJ Internet Corp.	884	12
	Young Poong Corp.	31	11
	Hyundai H&S Co. Ltd.	245	11
	Green Cross Corp.	138	11
	STX Engine Co., Ltd.	420	10
*	Bukwang
	Pharmaceutical Co. Ltd.	810	10
	Dongsuh Co. Inc.	483	10
	Sewon Cellontech Co. Ltd.	1,070	10
*	Ilyang Pharmaceutical Co. Ltd.	440	10
	Pyeong San Co. Ltd.	320	9
*	Interpark Corp.	2,050	8
	Taeyoung Engineering &
	Construction	1,430	8
	Kumho Tire Co. Inc.	1,620	8
	Doosan Construction &
	Engineering Co. Ltd.	1,300	8
*	Meritz Securities Co. Ltd.	8,070	8
	Jeonbuk Bank	1,620	7
	Daewoo Motor Sales	690	7
	Handsome Co. Ltd.	970	7
*	Daekyo Co. Ltd.	1,350	7
	Sam Young
	Electronics Co. Ltd.	680	7

68

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Korea Technology &
	Banking Network Corp.	1,570	6
	Namyang Dairy
	Products Co. Ltd.	16	6
	Chong Kun Dang Pharm Corp.	390	6
	Huchems Fine
	Chemical Corp.	290	6
	Korea Plant Service &
	Engineering Co. Ltd.	230	6
	Jusung Engineering Co. Ltd.	538	5
	Insun ENT Co. Ltd.	1,098	5
	Dongbu HiTek Co. Ltd.	690	5
	Hite Holdings Co., Ltd.	200	5
	Kumho Electric Co. Ltd.	160	5
	LG Micron Ltd.	132	5
*	Forhuman Co. Ltd.	405	4
*	KP Chemical Corp.	600	3
			1,521
Spain (2.3%)
	Indra Sistemas, SA	4,031	80
*	Bolsas y
	Mercados Espanoles	2,250	63
*	Ebro Puleva SA	3,047	43
	Iberia Lineas Aereas de
	Espana SA	19,425	36
	Banco Paster SA	5,362	36
*	Tecnicas Reunidas SA	871	31
*	Construcciones y Auxiliar de
	Ferrocarriles SA	82	30
	Zeltia SA	5,431	28
*	Grupo Catalana Occidente SA	1,820	27
	NH Hoteles SA	4,947	24
	Faes Farma SA	4,768	23
	Obrascon Huarte Lain, SA	1,704	23
	Viscofan SA	1,139	21
	Prosegur Cia de Seguridad
	SA (Registered)	707	20
*	Abengoa SA	1,069	18
	Vocento SA	3,059	17
	SOS Cuetara SA	2,578	15
*	Vidrala SA	711	15
*	Sol Melia SA	2,751	14
	Grupo Empresarial Ence SA	3,848	13
*	Pescanova SA	389	13
	Tubacex SA	4,442	13
	Tubos Reunidos SA	4,808	12
	Antena 3 de Television SA	2,273	12
	Campofrio Food SA	1,208	11
*	Fersa Energias Renovables
	SA	3,401	10
	Laboratorios Almirall SA	1,120	10
*	Baron de Ley, SA	278	10
	Papeles y Cartones de
	Europa SA	2,457	10

			Market
			Value•
		Shares	($000)
*	La Seda de Barcelona SA	19,584	10
	Realia Business SA	3,142	9
	Miquel y Costas &
	Miquel SA	468	8
*	Duro Felguera SA	1,318	8
*	Cementos Portland
	Valderrivas, SA	270	8
	Uralita SA	1,383	8
*	Mecalux SA	526	8
	Avanzit SA	6,573	8
	Fluidra SA	2,380	7
*	Ercros SA	36,728	7
*	Afirma Grupo Inmobiliario SA	16,586	7
*	Codere SA	696	5
			771
Sweden (2.6%)
	Getinge AB B Shares	5,909	69
	Kinnevik Investment AB
	Class B Shares	5,380	52
	Ratos AB	3,001	51
*	Hexagon AB	5,927	45
*	Lundin Petroleum AB	6,832	44
*	Meda AB	6,395	43
	Modern Times Group AB
	B Shares	1,200	33
	Castellum AB	3,992	25
*	Black Earth Farming Ltd.	5,929	20
	Lundbergforetagen AB	527	20
*	Husqvarna AB	4,208	20
*	SAS AB	42,488	20
*	Peab AB	4,514	19
*	Lindab International AB	2,156	19
	Fabege AB	4,272	18
	Wihlborgs Fastigheter AB	1,419	18
	Elekta AB B Shares	1,525	18
	Kungsleden AB	3,482	17
	Hufvudstaden AB	2,809	17
	NCC AB	1,621	14
*	Indutrade AB	1,056	14
	Hakon Invest AB	1,443	14
	Wallenstam Byggnads AB	1,212	13
*	Oresund Investment AB	1,167	13
	Avanza Bank Holding AB	1,037	13
	Cardo AB	559	12
*	Bure Equity AB	3,768	12
	Axis Communications AB	1,382	12
	Niscayah Group AB	9,074	12
*	Trelleborg AB B Shares
	Rights Exp. 5/19/09	4,454	12
	HQ AB	943	12
	Hoganas AB B Shares	993	12
*	JM AB	1,674	12
	Axfood AB	540	11
*	PA Resources AB	4,000	11

69

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	AarhusKarlshamn AB	765	11
*	Nobia AB	2,477	10
	Munters AB	2,100	9
	Klovern AB	4,196	9
	Trelleborg AB B Shares	2,227	9
	Intrum Justitia AB	1,016	9
*	Q-Med AB	1,497	8
	SkiStar AB	816	8
*	TradeDoubler AB	1,249	8
*	Rezidor Hotel Group AB	3,864	7
	Clas Ohlson AB	622	7
	Saab AB	1,026	7
	Mekonomen AB	531	6
*	Nibe Industrier AB	667	5
			880
Switzerland (3.8%)
*	Logitech International SA	5,213	70
*	PSP Swiss Property AG	1,218	57
	Sulzer AG (Registered)	959	52
	Helvetia Patria Holding AG	191	50
	Galenica AG	139	40
*	EMS-Chemie Holding AG	515	39
*	Aryzta AG
	(Switzerland Shares)	1,250	36
*	Banque Cantonale Vaudoise
	(BCV)	98	33
	BB Biotech AG	566	33
	Sika Finanz AG (Bearer)	35	32
	Barry Callebaut AG	65	31
*	Panalpina Welttransport
	Holdings AG	568	31
*	Partners Group Holdings AG	346	30
	Credit Suisse Real Estate
	Fund Siat	211	27
	Bucher Industries AG	307	25
*	Liechtensteinische
	Landesbank AG	462	23
*	Valora Holding AG	129	23
*	Jelmoli Holding AG	66	22
	Georg Fischer AG
	(Registered)	129	22
*	Bank Sarasin & Cie AG	895	21
*	Metall Zug AG	12	21
*	Swiss Prime Site AG	421	20
	Kaba Holding AG	99	19
*	Kudelski SA	1,263	18
*	Romande Energie
	Holding SA	10	18
	Rieter Holding AG	121	18
*	Mobimo Holding AG	127	17
	Solvalor 61	85	17
*	Flughafen Zuerich AG	79	17
	Vontobel Holding AG	738	16

			Market
			Value•
		Shares	($000)
*	Forbo Holding AG
	(Registered)	98	16
*	Temenos Group AG	1,160	16
	Kuoni Reisen Holding AG
	(Registered)	54	16
	Immofonds	48	15
	Schmolz & Bickenbach AG	789	15
*	St. Galler Kantonalbank	41	14
	Schweizerische National-
	Versicherungs-Gesellschaft	33	14
*	Dufry AG	526	14
	Burckhardt Compression
	Holding AG	109	14
	Basler Kantonalbank	135	14
	Schulthess Group	283	13
	Tecan AG	409	13
*	Schweiter Technologies AG	38	13
	Huber & Suhner AG	430	12
*	Swissquote Group Holding
	SA	292	12
*	Implenia AG	536	12
*	Meyer Burger Technology AG	86	12
	Publigroupe SA	182	11
*	Intershop Holding AG	43	11
*	Vetropack Holding AG	10	11
*	Ascom Holding AG	1,251	11
	Belimo Holding AG	15	11
*	Allreal Holding AG	103	11
*	Absolute Private Equity AG	2,181	10
	Charles Voegele Holding AG	356	10
	BB Medtech AG	306	10
	Verwalt & Privat-Bank AG	123	10
	Bobst Group AG	355	9
*	Phoenix Mecano AG	39	9
	Von Roll Holding AG	1,678	9
*	Basilea Pharmaceutica AG	119	8
*	Emmi AG	80	8
	Bachem Holding AG	124	8
*	Athris Holding AG	10	7
	Ypsomed Holding AG	88	6
	Bell Holding AG	2	2
			1,285
Taiwan (6.3%)
	Epistar Corp.	20,000	39
*	Pixart Imaging Inc.	5,000	30
	Powertech Technology Inc.	13,000	27
	Tripod Technology Corp.	16,000	26
	Everlight Electronics Co., Ltd.	12,000	25
	RichTek Technology Corp.	5,000	25
	Far Eastern Department
	Stores Ltd.	39,000	24
	Clevo Co.	21,000	24
*	WPG Holdings Co. Ltd.	29,000	24

70

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	TSRC Corp.	20,000	23
*	Simplo Technology Co. Ltd.	6,000	23
*	Wah Lee Industrial Corp.	24,000	23
*	Phison Electronics Corp.	5,000	22
*	Highwealth
	Construction Corp.	26,000	21
*	King’s Town Bank	90,000	20
	Nan Kang Rubber
	Tire Co. Ltd.	27,000	20
*	Holystone
	Enterprise Co. Ltd.	24,000	20
*	China Life Insurance Co. Ltd.	46,000	20
*	Shihlin Paper Corp.	19,000	19
*	Taichung Commercial Bank	81,000	18
*	Gigabyte
	Technology Co., Ltd.	26,000	18
*	Radiant Opto-
	Electronics Corp.	15,000	18
	Wintek Corp.	39,000	18
*	Feng TAY Enterprise Co. Ltd.	29,000	18
*	CyberTAN Technology Inc.	16,000	18
*	AV Tech Co.	6,000	17
	Tung Ho Enterprise Corp.	20,000	17
*	Kenda Rubber
	Industrial Co. Ltd.	20,000	17
	Motech Industries Inc.	6,000	17
*	China Synthetic Rubber Corp.	17,000	17
*	Great Wall
	Enterprise Co., Ltd.	16,000	17
*	Goldsun Development &
	Construction Co. Ltd.	42,000	16
*	Infortrend Technology Inc.	14,000	16
*	Greatek Electronics Inc.	20,000	16
*	Taiwan Navigation Co., Ltd.	10,000	16
*	ALI Corp.	13,000	16
*	BES Engineering Corp.	66,000	16
*	Test-Rite
	International Co. Ltd.	32,000	16
*	Yung Shin Pharmaceutical
	Industrial Co. Ltd.	15,000	16
*	Yieh Phui Enterprise	49,000	16
*	Depo Auto Parts
	Industrial Co., Ltd.	9,000	16
*	China Petrochemical
	Development Corp.	68,000	16
*	Gemtek Technology Corp.	10,000	16
*	Huaku Development Co. Ltd.	9,000	16
*	Wei Chuan Food Corp.	19,000	15
*	Silicon Integrated
	Systems Corp.	55,000	15
*	Avermedia Technologies	14,000	15
*	Dynapack International
	Technology Corp.	6,000	15
*	Tainan Spinning Co. Ltd.	63,000	15

			Market
			Value•
		Shares	($000)
*	Solar Applied Materials
	Technology Co.	9,000	15
*	King Yuan
	Electronics Co. Ltd.	50,000	15
*	Tong Yang Industry Co., Ltd.	17,000	15
*	The Ambassador Hotel	13,000	15
*	National Petroleum Co. Ltd.	19,000	15
*	LEE Chang Yung Chem
	Industry Corp.	17,000	15
	China Manmade Fibers Corp.	87,000	15
	TA Chen Stainless Pipe	28,000	15
*	St Shine Optical Co. Ltd.	4,000	15
*	AmTRAN
	Technology Co. Ltd.	32,000	14
*	Chroma ATE Inc.	15,000	14
	Sino-American Silicon
	Products, Inc.	6,000	14
	Firich Enterprises Co., Ltd.	6,000	14
*	Ruentex Industries Ltd.	17,000	14
*	Ruentex
	Development Co., Ltd.	20,000	14
*	Mosel Vitelic Inc.	41,000	14
*	Walsin Technology Corp.	45,000	14
	King Slide Works Co. Ltd.	4,000	14
*	Elan Microelectronics Corp.	14,000	14
*	Altek Corp.	14,000	14
*	Senao International Co. Ltd.	11,000	14
	Wafer Works Corp.	10,000	14
*	Continental
	Engineering Corp.	45,000	14
*	Global Unichip Corp.	3,000	14
	Zinwell Corp.	8,000	14
*	Sonix Technology Co. Ltd.	8,000	14
*	Elite Semiconductor
	Memory Technology Inc.	14,000	13
*	Global Mixed Mode
	Technology Inc.	3,000	13
*	Taiwan Hon Chuan
	Enterprise Co. Ltd.	9,000	13
*	Ralink Technology Corp.	5,000	13
*	T JOIN
	Transportation Co., Ltd.	26,000	13
*	Universal Scientific
	Industrial Co., Ltd.	40,000	13
*	Universal Cement Corp.	31,000	13
	Kinsus Interconnect
	Technology Corp.	7,000	13
*	First Steamship Co. Ltd.	10,000	13
	Pan-International
	Industrial Co., Ltd.	12,000	13
*	TXC Corp.	13,000	13
	Chung Hung Steel Corp.	39,000	13
*	Kinpo Electronics, Inc.	50,000	12
*	Opto Technology Corp.	23,000	12

71

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Ta Chong Bank Co. Ltd.	84,000	12
*	Shin Zu Shing Co. Ltd.	3,000	12
*	Taiwan Tea Corp.	29,000	12
*	Cyberlink Corp.	3,000	12
*	Standard Foods Corp.	13,000	12
*	Chung Hsin Electric &
	Machinery
	Manufacturing Corp	24,000	12
*	Shihlin Electric &
	Engineering Corp.	12,000	12
*	Chong Hong
	Construction Co., Ltd.	9,000	12
	Zyxel Communications Corp.	21,000	12
	Soft-World
	International Corp.	3,000	12
*	CTCI Corp.	16,000	12
*	Gintech Energy Corp.	6,000	12
*	UPC Technology Corp.	33,000	12
*	Alpha Networks Inc.	16,000	12
*	Formosa International
	Hotels Corp.	1,000	11
*	China Steel Chemical Corp.	6,000	11
*	China Bills Finance Corp.	42,000	11
*	Prime View
	International Co. Ltd.	18,000	11
*	Ability Enterprise Co. Ltd.	11,000	11
*	Phoenix Precision
	Technology Corp.	33,000	11
*	Jess-Link Products Co. Ltd.	8,000	11
*	USI Corp.	29,000	11
*	Merida Industry Co. Ltd.	7,000	10
*	Pihsiang Machinery
	Manufacturing Co. Ltd.	6,000	10
*	Evergreen International
	Storage & Transport Corp.	14,000	9
*	Chin-Poon Industrial Co., Ltd.	20,000	9
*	Sincere Navigation Corp.	9,000	8
*	GeoVision Inc.	2,000	8
*	Shih Wei Navigation Co. Ltd.	6,000	8
*	Advanced International
	Multitech Co. Ltd.	6,000	8
*	Nien Hsing Textile Co. Ltd.	20,000	7
*	Lite-On Semiconductor Corp.	15,000	7
	Formosan Rubber Group Inc.	15,000	7
	Shining Building
	Business Co. Ltd.	8,000	7
*	Yungtay Engineering Co. Ltd.	13,000	7
	Masterlink Securities Corp.	25,000	7
*	Cheng Loong Corp.	27,000	7
*	Quanta Storage Inc.	6,000	7
*	International Games
	System Co. Ltd.	1,000	7
*	Mercuries & Associates Ltd.	17,000	6
*	Lien Hwa Industrial Corp.	15,000	6

			Market
			Value•
		Shares	($000)
*	Compeq
	Manufacturing Co., Ltd.	25,000	6
*	L&K Engineering Co. Ltd.	8,000	6
*	Yung Chi Paint & Varnish
	Manufacturing Co. Ltd.	6,000	6
	Shinkong Synthetic
	Fibers Corp.	33,000	6
*	Makalot Industrial Co. Ltd.	5,000	6
*	Unitech Printed Circuit
	Board Corp.	17,000	6
*	Federal Corp	16,000	6
*	Yosun Industrial Corp.	9,000	6
*	E-Ton Solar Tech Co. Ltd.	2,000	6
	Taiwan Styrene
	Monomer Corp.	15,000	6
	Systex Corp.	9,000	6
*	Ho Tung Chemical Corp.	19,000	6
*	Syncmold Enterprise Corp.	3,000	5
*	Ardentec Corp.	12,000	5
*	Mitac Technology Corp.	10,000	5
*	Shinkong Textile Co. Ltd.	9,000	5
*	Sintek Photronic Corp.	14,000	5
*	Hung Sheng
	Construction Co. Ltd.	16,000	5
	Sunplus Technology Co., Ltd.	10,000	5
*	Central Reinsurance Co. Ltd.	16,000	5
*	AcBel Polytech Inc.	8,000	5
*	Prince Housing
	Development Corp.	18,000	5
	Kuoyang
	Construction Co. Ltd.	15,000	5
*	Huang Hsiang
	Construction Co.	6,000	5
*	Gold Circuit Electronics Ltd.	15,000	5
*	Grand Pacific Petrochemical	18,000	5
*	Hsin Kuang Steel Co. Ltd.	9,000	5
	Yeun Chyang
	Industrial Co. Ltd.	9,000	5
*	Sanyang Industry Co. Ltd.	16,000	5
*	Tsann Kuen
	Enterprise Co. Ltd.	6,000	4
*	Gloria Material
	Technology Corp.	9,000	4
*	Jih Sun Financial
	Holdings Co., Ltd.	32,000	4
*	Elitegroup Computer
	Systerm Co., Ltd.	13,000	4
*	Chun Yuan Steel
	Industrial Co., Ltd.	13,000	4
	Career Technology Co. Ltd.	11,000	4
*	Accton Technology Corp.	13,000	4
*	Wistron NeWeb Corp.	4,000	4
*	Chia Hsin Cement Corp.	8,000	4
*	Silitech Technology Corp.	2,000	4

72

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	China Metal Products	5,000	4
	Radium Life Tech Co. Ltd.	9,000	4
*	Giantplus Technology Co. Ltd.	8,000	4
*	Sinyi Realty Co., Ltd.	3,000	4
*	King’s Town
	Construction Co. Ltd.	7,000	4
*	Chung Hwa Pulp Corp.	12,000	4
	Taiwan Life
	Insurance Co., Ltd.	7,000	4
			2,127
Thailand (0.3%)
	Glow Energy Public Co. Ltd.
	(Foreign)	41,800	28
	Hana Microelectronics
	Public Co. Ltd. (Foreign)	70,400	24
	Minor International
	Public Co. Ltd. (Foreign)	79,100	14
*	Thai Plastic & Chemical
	Public Co. Ltd. (Foreign)	18,900	9
	Bumrungrad Hospital
	Public Co. Ltd. (Foreign)	10,800	7
	Bangkok Expressway
	Public Co. Ltd. (Foreign)	15,300	7
	Thanachart Capital
	Public Co. Ltd. (Foreign)	17,400	6
	Precious Shipping
	Public Co. Ltd. (Foreign)	14,500	5
			100
Turkey (0.6%)
*	BIM Birlesik Magazalar A.S.	1,332	36
*	Asya Katilim Bankasi AS	27,846	27
	Ulker Gida Sanayi ve Ticaret
	A.S.	15,529	23
*	Coca-Cola Icecek A.S.	3,793	18
*	Turk Hava Yollari Anonim
	Ortakligi	3,526	17
*	Turk Sise ve Cam Fabrikalari
	A.S.	18,650	15
*	Turk Ekonomi Bankasi AS	23,831	14
*	Fortis Bank AS	16,937	13
*	Petkim Petrokimya Holding
	A.S.	4,496	13
	Aksigorta A.S.	6,024	12
*	TAV Havalimanlari Holding
	A.S.	5,253	11
			199
United Kingdom (17.3%)
*	Autonomy Corp. PLC	5,868	123
	Randgold Resources Ltd.	2,080	100
*	Inmarsat	11,662	83
	Admiral Group PLC	5,202	70
	FirstGroup PLC	13,743	67
	Amlin PLC	12,376	66

73

			Market
			Value•
		Shares	($000)
	Serco Group PLC	11,999	65
	London Stock Exchange PLC	5,766	63
	Aggreko PLC	7,402	63
	Intertek Testing Services PLC	3,959	59
	Pennon Group PLC	8,864	58
	Balfour Beatty PLC	11,700	58
	Investec PLC	12,020	58
	Petrofac Ltd.	6,819	58
	Inchcape PLC	242,545	56
	TUI Travel PLC	14,762	55
	Meggitt PLC	20,301	54
	Catlin Group Ltd.	10,248	53
	Informa PLC	12,078	53
*	Hiscox Ltd.	10,377	51
	ARM Holdings PLC	29,045	51
	RIT Capital Partners PLC	3,629	50
	Venture Production PLC	4,215	50
*	The Berkeley Group Holdings
	PLC	3,342	48
*	Premier Oil PLC	3,122	48
	Persimmon PLC	8,540	48
	IMI PLC	8,994	47
	Mitchells & Butlers PLC	11,293	46
	QinetiQ Group PLC	20,580	40
	Weir Group PLC	5,657	40
	Stagecoach Group PLC	20,827	40
	Carillion PLC	10,244	40
	Arriva PLC	5,825	40
	John Wood Group PLC	11,243	39
	Ultra Electronics Holdings
	PLC	2,206	39
	Michael Page International
	PLC	9,186	37
	Charter International PLC	4,524	37
*	Dana Petroleum PLC	2,003	37
	Travis Perkins PLC	3,510	36
*	Greene King PLC	3,908	36
	Babcock International Group
	PLC	5,573	36
*	easyJet PLC	7,644	36
	Homeserve PLC	1,962	36
	Derwent London PLC	2,870	35
	VT Group PLC	5,170	35
*	Premier Foods PLC	66,146	35
*	Bellway PLC	3,275	35
	Dimension Data Holdings
	PLC	45,871	34
	DSG International PLC	54,600	34
	Templeton Emerging
	Markets Investment Trust
	PLC	6,872	34
	Northumbrian Water Group
	PLC	10,360	34
	Close Brothers Group PLC	3,643	34

73

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Ashmore Group PLC	9,733	32
	Chemring Group PLC	1,037	32
*	SOCO International PLC	1,742	32
	IG Group Holdings PLC	9,737	32
	SSL International PLC	4,465	31
	Kesa Electricals PLC	16,024	31
	Halfords Group PLC	6,325	31
	Aberdeen Asset
	Management PLC	15,692	30
*	Game Group PLC	10,375	30
*	WH Smith PLC	4,784	30
	De La Rue plc group	2,028	29
*	Heritage Oil Ltd.	5,096	29
*	Henderson Group PLC	21,074	27
	Mitie Group PLC	8,610	27
	Misys PLC	12,866	26
	WS Atkins PLC	2,896	26
	Regus PLC	23,024	26
*	Debenhams PLC	19,377	26
*	N Brown Group PLC	7,341	25
	HMV Group PLC	11,863	25
	Mercantile Investment Trust
	PLC	2,210	25
	The Go-Ahead Group PLC	1,318	25
*	Spectris PLC	2,837	25
	Electrocomponents PLC	10,446	24
	Croda International PLC	3,039	24
	Bovis Homes Group PLC	3,561	24
	Rotork PLC	1,985	24
	Brit Insurance Holdings PLC	8,683	24
	Great Portland Estates PLC	5,223	24
	Marston’s PLC	9,273	23
	Jardine Lloyd Thompson
	Group PLC	3,570	23
	J.D. Wetherspoon PLC	3,858	23
	Tullett Prebon PLC	5,909	23
	BlackRock World Mining
	Trust PLC	4,201	23
	Halma PLC	8,760	23
*	Dexion Absolute Ltd.	14,130	23
	Barratt Developments PLC	11,042	23
	Cookson Group PLC	78,901	23
	Beazley Group PLC	15,056	22
	Micro Focus International
	PLC	4,730	22
*	Wellstream Holdings PLC	2,849	22
	Taylor Wimpey PLC	32,870	22
*	Hunting PLC	3,159	22
	Witan Investment Trust PLC	4,087	21
	Spirax-Sarco Engineering
	PLC	1,651	21
	BBA Aviation PLC	13,440	21
	Premier Farnell PLC	9,087	21
	Forth Ports PLC	1,425	21

			Market
			Value•
		Shares	($000)
	Shaftesbury PLC	3,948	20
*	Pace Micro Technology PLC	8,066	20
	British Empire Securities and
	General Trust PLC	3,469	20
	National Express Group PLC	5,185	20
	Monks Investment Trust PLC	5,656	20
	Melrose PLC	14,206	20
	Edinburgh UK Tracker
	Trust PLC	6,842	20
	Britvic PLC	5,052	19
	Punch Taverns PLC	8,560	19
*	Rightmove PLC	4,044	19
	Gartmore European
	Investment Trust PLC	2,689	19
	Chloride Group	7,882	19
	Hikma Pharmaceuticals PLC	3,287	19
	Intermediate Capital Group
	PLC	2,627	19
	Caledonia Investments PLC	944	19
*	3i Infrastructure PLC	13,445	18
*	Murray International Trust
	PLC	2,007	18
	RPS Group PLC	6,496	18
	Scottish Investment Trust
	PLC	3,019	18
	Aberforth Smaller
	Companies Trust PLC	2,554	18
*	The Edinburgh Investment
	Trust PLC	3,798	18
	TR European Growth Trust
	PLC	4,122	17
	Edinburgh US Tracker Trust
	PLC	2,467	17
	Fidelity European Values PLC	1,226	17
	Peter Hambro Mining PLC	1,832	17
	Redrow PLC	5,640	17
	Fidelity Special Values PLC	2,445	16
*	Connaught PLC	3,118	16
	The Davis Service Group
	PLC	4,217	16
	International Personal
	Finance	7,541	16
	The City of London
	Investment Trust PLC	5,343	16
	Victrex PLC	2,029	16
	Carpetright PLC	1,879	16
	The Bankers Investment
	Trust PLC	3,308	16
	JPMorgan Emerging Markets
	Investment Trust PLC	2,940	16
	Dairy Crest Group PLC	3,375	15
*	Fidessa Group PLC	947	15
	British Assets Trust PLC	11,150	15

74

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Millennium &
	Copthorne Hotels PLC	4,709	15
	Temple Bar Investment Trust
	PLC	1,697	15
	Headlam Group PLC	3,696	15
	JPMorgan European
	Investment Trust PLC	7,774	15
	JPMorgan Overseas
	Investment Trust PLC	2,027	15
	David S. Smith Holdings PLC	13,221	15
*	Polar Capital
	Technology Trust PLC	5,616	15
*	Dignity PLC	1,920	15
	The Merchants Trust PLC	3,609	15
	Perpetual Income and
	Growth Investment Trust
	PLC	5,363	15
*	BTG PLC	6,823	15
*	JPMorgan Eur Fledgeling
	Investment Trust PLC	1,857	15
	Helical Bar PLC	2,901	15
	Aveva Group PLC	1,739	15
	Keller Group PLC	1,645	14
	Spirent PLC	17,323	14
	BSS Group PLC	3,049	14
	Savills PLC	3,387	14
*	Murray Income Trust PLC	2,131	14
	Herald Investment Trust PLC	4,008	14
	Kier Group PLC	960	14
	HSBC Infrastructure Co. Ltd.	7,928	14
	Edinburgh Dragon Trust PLC	6,911	14
	Ferrexpo PLC	6,309	14
	TR Property Investment Trust
	PLC	7,655	14
	Yell Group PLC	23,109	14
	Galiform PLC	28,903	13
	Genus PLC	1,497	13
	Electric and General
	Investment Trust PLC	2,971	13
*	CSR PLC	3,462	13
	Mothercare PLC	2,355	13
	Evolution Group PLC	7,515	13
	Greggs PLC	260	13
	SVG Capital PLC	8,198	13
	Law Debenture Corp. PLC	3,648	13
	JPMorgan American
	Investment Trust PLC	1,463	13
	Schroder UK Growth Fund
	PLC	10,578	13
	JPMorgan Asian Investment
	Trust PLC	5,872	13
	Henderson TR Pacific
	Investment Trust PLC	7,554	13
	Ashtead Group PLC	13,874	13

			Market
			Value•
		Shares	($000)
*	JPMorgan Indian Investment
	Trust PLC	3,101	13
	Rathbone Brothers PLC	1,091	13
	Foreign & Colonial Eurotrust
	PLC	2,027	13
*	Restaurant Group PLC	5,290	13
*	Morgan Crucible Co. PLC	7,430	12
*	Telecity Group PLC	3,135	12
	Finsbury Worldwide
	Pharmaceutical Trust PLC	1,586	12
*	Electra Private Equity PLC	1,041	12
*	Colt Telecom Group SA	8,638	12
	ITE Group PLC	8,451	12
	Northern Foods PLC	12,826	12
*	Smiths News PLC	7,859	12
	Cranswick PLC	1,283	12
	Xchanging PLC	4,146	11
	Paragon Group Co. PLC	11,526	11
	PZ Cussons	4,789	11
	Mouchel Group PLC	2,967	11
	JPMorgan Japanese
	Investment Trust PLC	5,524	11
*	Laird PLC	4,846	11
	Bodycote PLC	5,217	11
	Dechra Pharmaceuticals PLC	1,843	11
	Shanks Group PLC	7,607	11
	Novae Group PLC	2,059	11
	St. James’s Place Capital
	PLC	4,395	11
*	SDL PLC	2,183	11
	Interserve PLC	3,488	11
	Moneysupermarket.com
	Group PLC	13,285	11
	Sports Direct International
	PLC	10,313	10
	Rank Group PLC	10,585	10
*	Collins Stewart PLC	7,455	10
*	Severfield-Rowen PLC	3,185	10
	Hampson Industries PLC	7,039	10
	Filtrona PLC	5,774	10
	Brewin Dolphin Holdings
	PLC	5,855	10
*	UK Coal PLC	5,721	10
	PayPoint PLC	1,425	10
	Mcbride PLC	5,276	10
	Big Yellow Group PLC	2,426	10
	Baring Emerging Europe PLC	1,345	10
	eaga PLC	4,906	10
	Sthree PLC	2,762	9
	Chaucer Holdings PLC	15,224	9
	JKX Oil & Gas PLC	3,057	9
	Chesnara PLC	4,550	9
	Galliford Try PLC	11,238	9
	Care U.K. PLC	2,119	9

75

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	PV Crystalox Solar PLC	5,320	9
	ST Modwen Properties PLC	3,411	9
*	JPMorgan Russian Securities
	PLC	2,126	9
	Delta PLC	4,924	8
	SIG PLC	3,557	8
	Grainger Trust PLC	3,388	8
	WSP Group PLC	2,038	8
	Findel PLC	3,624	8
	Trinity Mirror PLC	10,333	8
	Renishaw PLC	1,416	8
	Wincanton PLC	3,442	8
	Morgan Sindall PLC	893	8
*	Marshalls PLC	4,826	8
*	Wolfson Microelectronics
	PLC	4,440	8
	Southern Cross
	Healthcare Ltd.	5,228	8
	St Ives Group PLC	8,195	8
	Senior PLC	14,515	8
	Dunelm Group PLC	1,957	8
*	Computacenter PLC	3,326	7
*	F&C Commercial Property
	Trust Ltd.	6,739	7
	Northgate PLC	3,355	7
	Kcom Group PLC	18,127	7
	Hochschild Mining PLC	2,187	7
	Bluebay Asset Management
	PLC	2,678	7
*	Bloomsbury Publishing PLC	3,863	7
	Holidaybreak PLC	1,909	7
	Hargreaves Lansdown PLC	2,157	7
	Workspace Group PLC	30,682	7
*	Premier Oil PLC
	Rights Exp. 5/6/09	831	7
	Speedy Hire PLC	1,924	7
	Luminar Group Holdings
	PLC	3,216	7

			Market
			Value•
		Shares	($000)
*	Melrose Resources PLC	1,594	6
	ROK PLC	7,819	6
	Business Post Group PLC	1,392	6
	F&C Asset Management
	PLC	5,313	6
	Robert Wiseman Dairies
	PLC	1,187	6
	Helphire Group PLC	10,390	6
*	UK Commercial Property
	Trust Ltd.	6,340	6
	Unite Group PLC	3,926	6
*	Development Securities
	PLC	1,323	5
	Elementis PLC	13,643	5
	Daejan Holdings PLC	169	5
*	888 Holdings PLC	2,715	4
			5,835
	Total Common Stocks
	(Cost $31,415)		33,750
	Temporary Cash Investment (2.3%)
	Money Market Fund (2.3%)
1	Vanguard Market
	Liquidity Fund, 0.355%
	(Cost $764)	764,303	764
	Total Investments (102.3%)
	(Cost $32,179)		34,514
	Other Assets and Liabilites (–2.3%)
	Other Assets		212
	Liabilities		(978)
			(766)
	Net Assets (100%)		33,748

76

FTSE All-World ex-US Small-Cap Index Fund

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	31,390
Undistributed Net Investment Income	28
Accumulated Net Realized Gains	—
Unrealized Appreciation (Depreciation)
Investment Securities	2,335
Foreign Currencies	(5)
Net Assets	33,748

Investor Shares—Net Assets
Applicable to 757,235 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	16,356
Net Asset Value Per Share—
Investor Shares	$21.60

Institutional Shares—Net Assets
Applicable to 50,011 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,402
Net Asset Value Per Share—
Institutional Shares	$108.02

ETF Shares—Net Assets
Applicable to 211,991 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	11,990
Net Asset Value Per Share—
ETF Shares	$56.56

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

77

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

March 19, 2009[1] to
April 30, 2009
($000)
Investment Income
Income
Dividends[2]	97
Interest[3]	2
Total Income	99
Expenses
The Vanguard Group—Note B
Management and Administrative—Investor Shares	8
Management and Administrative—Institutional Shares	1
Management and Administrative—ETF Shares	3
Total Expenses	12
Net Investment Income	87
Realized Net Gain (Loss)
Investment Securities Sold	—
Foreign Currencies	(59)
Realized Net Gain (Loss)	(59)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,335
Foreign Currencies	(5)
Change in Unrealized Appreciation (Depreciation)	2,330
Net Increase (Decrease) in Net Assets Resulting from Operations	2,358

1 Commencement of subscription period for the fund.

2 Dividends are net of foreign withholding taxes of $12,000.

3 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

78

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

March 19, 2009[1] to
April 30, 2009
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87
Realized Net Gain (Loss)	(59)
Change in Unrealized Appreciation (Depreciation)	2,330
Net Increase (Decrease) in Net Assets Resulting from Operations	2,358
Distributions
Net Investment Income
Investor Shares	—
Institutional Shares	—
ETF Shares	—
Realized Capital Gain
Investor Shares	—
Institutional Shares	—
ETF Shares	—
Total Distributions
Capital Share Transactions
Investor Shares	15,252
Institutional Shares	5,007
ETF Shares	11,131
Net Increase (Decrease) from Capital Share Transactions	31,390
Total Increase (Decrease)	33,748
Net Assets
Beginning of Period	—
End of Period[2]	33,748

1 Commencement of subscription period for the fund.

2 Net Assets—End of Period includes undistributed net investment income of $28,000.

See accompanying Notes, which are an integral part of the Financial Statements.

79

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
March 19, 2009[1] to
For a Share Outstanding Throughout the Period	April 30, 2009
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.110[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.490
Total from Investment Operations	1.600
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$21.60

Total Return[3]	8.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16
Ratio of Total Expenses to Average Net Assets	0.61%[4]
Ratio of Net Investment Income to Average Net Assets	NA5
Portfolio Turnover Rate[6]	1%[4]

1 Subscription period for the fund was March 19, 2009, to April 2, 2009, during which time all assets were held in money market instruments. Performance measurement began April 2, 2009, at a net asset value of $20.00.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 0.75% fee on purchases and redemptions; or the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Annualized.

5 Not meaningful due to short reporting period.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
April 2, 2009[1] to
For a Share Outstanding Throughout the Period	April 30, 2009
Net Asset Value, Beginning of Period	$100.00
Investment Operations
Net Investment Income	.298[2]
Net Realized and Unrealized Gain (Loss) on Investments	7.722
Total from Investment Operations	8.020
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$108.02

Total Return[3]	8.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5
Ratio of Total Expenses to Average Net Assets	0.35%[4]
Ratio of Net Investment Income to Average Net Assets	NA5
Portfolio Turnover Rate[6]	1%[4]

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 0.75% fee on purchases and redemptions.

4 Annualized.

5 Not meaningful due to short reporting period.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

81

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
April 2, 2009[1] to
For a Share Outstanding Throughout the Period	April 30, 2009
Net Asset Value, Beginning of Period	$52.36
Investment Operations
Net Investment Income	.154[2]
Net Realized and Unrealized Gain (Loss) on Investments	4.046
Total from Investment Operations	4.200
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$56.56

Total Return	8.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12
Ratio of Total Expenses to Average Net Assets	0.38%[3]
Ratio of Net Investment Income to Average Net Assets	NA4
Portfolio Turnover Rate[5]	1%[3]

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Not meaningful due to short reporting period.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

82

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period from March 19, 2009 to April 30, 2009, and has concluded that no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

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FTSE All-World ex-US Small-Cap Index Fund

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $2,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the period ended April 30, 2009, the fund realized net foreign currency losses of $59,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized gains to undistributed net investment income.

At April 30, 2009, the cost of investment securities for tax purposes was $32,179,000. Net unrealized appreciation of investment securities for tax purposes was $2,335,000, consisting of unrealized gains of $2,882,000 on securities that had risen in value since their purchase and $547,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the period ended April 30, 2009, the fund purchased $31,441,000 of investment securities and sold $26,000 of investment securities, other than temporary cash investments.

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FTSE All-World ex-US Small-Cap Index Fund

E. Capital share transactions for each class of shares were:

	Inception[1] to April 30, 2009
	Amount	Shares
	(000)	(000)
Investor Shares
Issued	16,047	796
Issued in Lieu of Cash Distributions	—	—
Redeemed[2]	(795)	(39)
Net Increase (Decrease)—Investor Shares	15,252	757
Institutional Shares
Issued	5,007	50
Issued in Lieu of Cash Distributions	—	—
Redeemed[2]	—	—
Net Increase (Decrease)—Institutional Shares	5,007	50
ETF Shares
Issued	11,131	212
Issued in Lieu of Cash Distributions	—	—
Redeemed[2]	—	—
Net Increase (Decrease)—ETF Shares	11,131	212

1	Inception was March 19, 2009, for Investor Shares, April 2, 2009, for Institutional Shares, and April 2, 2009, for ETF Shares.
2	Net of redemption fees of $1,000.

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

85

FTSE All-World ex-US Small-Cap Index Fund

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	5,448
Level 2—Other significant observable inputs	29,066
Level 3—Significant unobservable inputs	—
Total	34,514

86

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended April 30, 2009[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
FTSE All-World ex-US Index Fund	10/31/2008	4/30/2009	Period[2]
Based on Actual Fund Return
Investor Shares	$1,000.00	$999.48	$1.93
Institutional Shares	1,000.00	1,000.75	0.69
ETF Shares	1,000.00	999.96	1.24
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.86	$1.96
Institutional Shares	1,000.00	1,024.10	0.70
ETF Shares	1,000.00	1,023.55	1.25

1 This table does not include data for the FTSE All-World ex-US Small-Cap Index Fund, which has fewer than six month of history.

2 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.39% for Investor Shares, 0.14% for Institutional Shares, and 0.25% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

87

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 2% fee on redemptions of shares held for less than two months, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

88

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard FTSE All-World ex-US Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. Effective February 2009, the board also approved the launch of Vanguard FTSE All-World ex-US Small-Cap Index Fund, utilizing an internalized management structure whereby Vanguard’s Quantitative Equity Group would provide investment advisory services to the fund at cost. The board determined that the funds’ investment advisory arrangements with Vanguard were in the best interests of the funds and their (potential) shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the FTSE All-World ex-US Index Fund since its inception in 2007, and to be provided to the FTSE All-World ex-US Small-Cap Index Fund and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The board considered the FTSE All-World ex-US Index Fund’s performance since its inception, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations and that its results have been consistent with its investment strategy. With respect to the FTSE All-World ex-US Small-Cap Index Fund, the board determined that, in its management of other Vanguard index funds, the Quantitative Equity Group has a track record of consistent performance and disciplined investment processes. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board considered the cost of services to be provided to the new fund and those provided to the FTSE All-World ex-US Index Fund, and concluded that the funds’ advisory expense ratios were far below the average expense ratios charged by funds in their respective peer groups. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

89

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as the funds’ assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

90

Glossary

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

91

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Chairman and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008)

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
“FTSE®” is a trademark jointly owned by the London	To find out more about this public service, call the SEC
Stock Exchange plc and The Financial Times Limited	at 202-551-8090. Information about your fund is also
and is used by FTSE International Limited under license.	available on the SEC’s website, and you can receive
“All-World” is a trademark of FTSE International Limited.	copies of this information, for a fee, by sending a
The FTSE All-World ex US Index and FTSE Global Small	request in either of two ways: via e-mail addressed to
Cap ex US Index are calculated by FTSE International	publicinfo@sec.gov or via regular mail addressed to the
Limited. FTSE International Limited does not sponsor,	Public Reference Section, Securities and Exchange
endorse, or promote the funds; is not in any way	Commission, Washington, DC 20549-0102.
connected to them; and does not accept any liability
in relation to their issue, operation, and trading.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7702 062009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2009

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 16, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.